                                                           File Numbers 33-64395
                                                                        811-4585

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment Number

                       Post-Effective Amendment Number 21          X

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment Number 92
                                              ----

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      ------------------------------------
                (formerly Minnesota Mutual Variable Life Account)
                                 (Name of Trust)


                        Minnesota Life Insurance Company
                        --------------------------------
             (formerly The Minnesota Mutual Life Insurance Company)
                                   (Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098
             -------------------------------------------------------
                    (Depositor's Principal Executive Offices)

                            Gary R. Christensen, Esq.
                       Vice President and General Counsel

                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                         ------------------------------
                               (Agent for Service)

 It is proposed that this filing will become effective (check appropriate box):
         immediately upon filing pursuant to paragraph (b) of Rule 485
    ----

      x   on May 1, 2012 pursuant to paragraph (b) of Rule 485
    ----

         60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ----
         on (date) pursuant to paragraph (a)(1) of Rule 485
    ----

If appropriate, check the following:

          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
    ----

Title of Securities being registered:

Variable Adjustable Life-Second Death Insurance Policies

PART A:  INFORMATION REQUIRED IN A PROSPECTUS

    Item Number       Caption in Prospectus

        1.            Front and Back Cover Pages

        2.            Benefit Summary:  Benefits and Risks

        3.            Risk/Benefit Summary:  Fee Table

        4.            General Description of Minnesota Life Variable Life Account,
                      Minnesota Life Insurance Company and Portfolio Companies

        5.            Charges

        6.            General Description of Contracts

        7.            Premiums

        8.            Death Benefits and Contract Values

        9.            Surrenders, Partial Surrenders, and Partial Withdrawals

       10.            Loans

       11.            Lapse and Reinstatement

       12.            Taxes

       13.            Legal Proceedings

       14.            Financial Statements

PROSPECTUS

MINNESOTA LIFE INSURANCE COMPANY
MINNESOTA LIFE VARIABLE LIFE ACCOUNT

VARIABLE ADJUSTABLE LIFE SECOND DEATH INSURANCE POLICY

     This prospectus describes a Variable Adjustable Life Second Death Insurance Policy ("VAL-SD") issued by Minnesota Life Insurance Company ("Minnesota Life"). It provides life insurance protection payable at the death of the second insured to die ("second death") so long as scheduled premiums are paid. Under some plans of insurance, the face amount of insurance may decrease or terminate during the life of the insureds.

     The Policy may be adjusted, within described limits, as to face amount, premium amount and the plan of insurance.

     VAL-SD policy values may be invested in our separate account called the Minnesota Life Variable Life Account ("Variable Life Account"). Policy values may also be invested in a general account option. The actual cash value of all Policies will vary with the investment experience of these options.

     You should consider the Policy in conjunction with other insurance you own. REPLACING YOUR EXISTING LIFE INSURANCE WITH THIS POLICY MAY NOT BE TO YOUR ADVANTAGE. IN ADDITION, IT MAY NOT BE TO YOUR ADVANTAGE TO FINANCE THE PURCHASE OR MAINTENANCE OF THIS POLICY THROUGH A LOAN OR THROUGH WITHDRAWALS FROM ANOTHER POLICY. PLEASE CONSULT YOUR REGISTERED REPRESENTATIVE OR FINANCIAL ADVISER.

THE VARIABLE LIFE ACCOUNT INVESTS ITS ASSETS IN THE FOLLOWING FUND PORTFOLIOS:

[ADVANTUS(R) CAPITAL MANAGEMENT LOGO]

SECURIAN FUNDS TRUST

-    ADVANTUS BOND FUND -- CLASS 2 SHARES

-    ADVANTUS INDEX 400 MID-CAP FUND -- CLASS 2 SHARES

-    ADVANTUS INDEX 500 FUND -- CLASS 2 SHARES

-    ADVANTUS INTERNATIONAL BOND FUND -- CLASS 2 SHARES

-    ADVANTUS MONEY MARKET FUND

-    ADVANTUS MORTGAGE SECURITIES FUND -- CLASS 2 SHARES

-    ADVANTUS REAL ESTATE SECURITIES FUND -- CLASS 2 SHARES

[ALLIANCEBERNSTEIN LOGO]

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

-    INTERNATIONAL VALUE PORTFOLIO -- CLASS B SHARES

[AMERICAN CENTURY INVESTMENTS(R) LOGO]

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

-    VP INCOME & GROWTH FUND -- CLASS II SHARES

-    VP ULTRA(R) FUND -- CLASS II SHARES

-    VP VALUE FUND -- CLASS II SHARES

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

-    VP INFLATION PROTECTION FUND -- CLASS II SHARES

[AMERICAN FUNDS(R) LOGO]

AMERICAN FUNDS INSURANCE SERIES(R)

-    GLOBAL BOND FUND(SM) -- CLASS 2 SHARES

-    GLOBAL GROWTH FUND(SM) -- CLASS 2 SHARES

-    GLOBAL SMALL CAPITALIZATION FUND(SM) -- CLASS 2 SHARES

-    GROWTH FUND(SM) -- CLASS 2 SHARES

-    GROWTH-INCOME FUND(SM) -- CLASS 2 SHARES

-    INTERNATIONAL FUND(SM) -- CLASS 2 SHARES

-    NEW WORLD FUND(R) -- CLASS 2 SHARES

-    U.S. GOVERNMENT/AAA-RATED SECURITIES FUND(SM) -- CLASS 2 SHARES

[FIDELITY INVESTMENTS(R) LOGO]

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS

-    CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS 2 SHARES

-    EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES

-    HIGH INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES

-    MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

[FRANKLIN TEMPLETON INVESTMENTS LOGO]

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

-    FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- CLASS 2 SHARES

-    FRANKLIN SMALL CAP VALUE SECURITIES FUND -- CLASS 2 SHARES

-    FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2 SHARES

-    MUTUAL SHARES SECURITIES FUND -- CLASS 2 SHARES

-    TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- CLASS 2 SHARES

[GOLDMAN SACHS ASSETS MANAGEMENT LOGO]

GOLDMAN SACHS VARIABLE INSURANCE TRUST

-    GOLDMAN SACHS GOVERNMENT INCOME FUND -- SERVICE SHARES

[IBBOTSON ETF ALLOCATION SERIES LOGO]

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

-    IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
     SHARES*

-    IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*

-    IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*

-    IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*

-    IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
     SHARES*

* THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN SHARES OF UNDERLYING FUNDS.

[INVESCO LOGO]

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

-    INVESCO V.I. CORE EQUITY FUND -- SERIES II SHARES

-    INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES

-    INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND -- SERIES II SHARES

-    INVESCO VAN KAMPEN V.I. COMSTOCK FUND -- SERIES II SHARES

-    INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND -- SERIES II SHARES

-    INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND -- SERIES II SHARES

- INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND -- SERIES II SHARES (WILL CHANGE TO INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND -- SERIES II SHARES ON OR ABOUT JULY 15, 2012)

[IVY FUNDS LOGO]

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

-    IVY FUNDS VIP ASSET STRATEGY

-    IVY FUNDS VIP BALANCED

-    IVY FUNDS VIP CORE EQUITY

-    IVY FUNDS VIP GLOBAL NATURAL RESOURCES

-    IVY FUNDS VIP GROWTH

-    IVY FUNDS VIP INTERNATIONAL CORE EQUITY

-    IVY FUNDS VIP INTERNATIONAL GROWTH

-    IVY FUNDS VIP MICRO CAP GROWTH

-    IVY FUNDS VIP MID CAP GROWTH

-    IVY FUNDS VIP SCIENCE AND TECHNOLOGY

-    IVY FUNDS VIP SMALL CAP GROWTH

-    IVY FUNDS VIP SMALL CAP VALUE

-    IVY FUNDS VIP VALUE

[JANUS LOGO]

JANUS ASPEN SERIES

-    BALANCED PORTFOLIO -- SERVICE SHARES

-    FORTY PORTFOLIO -- SERVICE SHARES

-    OVERSEAS PORTFOLIO -- SERVICE SHARES

-    PERKINS MID CAP VALUE PORTFOLIO -- SERVICE SHARES

[MFS INVESTMENT MANAGEMENT(R) LOGO]

MFS(R) VARIABLE INSURANCE TRUST

-    INVESTORS GROWTH STOCK SERIES -- SERVICE CLASS SHARES

-    MID CAP GROWTH SERIES -- SERVICE CLASS SHARES

-    NEW DISCOVERY SERIES -- SERVICE CLASS SHARES

-    VALUE SERIES -- SERVICE CLASS SHARES

[MORGAN STANLEY INVESTMENT MANAGEMENT LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

-    MORGAN STANLEY UIF EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES

[NEUBERGER BERMAN LOGO]

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

-    NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO -- S CLASS SHARES

[OPPENHEIMERFUNDS, INC.(R) LOGO]

OPPENHEIMER VARIABLE ACCOUNT FUNDS

-    CAPITAL APPRECIATION FUND/VA -- SERVICE SHARES

-    HIGH INCOME FUND/VA -- SERVICE SHARES

-    MAIN STREET SMALL- & MID-CAP FUND/VA -- SERVICE SHARES

PANORAMA SERIES FUND, INC.

-    INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES

[PIMCO LOGO]

PIMCO VARIABLE INSURANCE TRUST

-    PIMCO VIT LOW DURATION PORTFOLIO -- ADVISOR CLASS SHARES

-    PIMCO VIT TOTAL RETURN PORTFOLIO -- ADVISOR CLASS SHARES

[PUTNAM INVESTMENTS LOGO]

PUTNAM VARIABLE TRUST

-    PUTNAM VT EQUITY INCOME FUND -- CLASS IB SHARES

-    PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB SHARES

-    PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB SHARES

-    PUTNAM VT MULTI-CAP GROWTH FUND -- CLASS IB SHARES

-    PUTNAM VT VOYAGER FUND -- CLASS IB SHARES

PLEASE NOTE THAT THE POLICY AND THE FUND PORTFOLIOS:

-    are not guaranteed to achieve their goals;

-    are not federally insured;

-    are not endorsed by any bank or government agency; and

-    are subject to risks, including loss of the amount invested.

THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUND PORTFOLIOS SHOWN ABOVE. THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THE POLICIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[MINNESOTA LIFE LOGO]
400 ROBERT STREET NORTH - ST. PAUL, MINNESOTA 55101-2098
PH 651/665-3500 - http:/www.minnesotalife.com

DATED: MAY 1, 2012

                 (This page has been left blank intentionally.)

TABLE OF CONTENTS

SUMMARY OF BENEFITS AND RISKS                                                  1
GENERAL DESCRIPTIONS                                                           8
   Minnesota Life Insurance Company                                            8
   Variable Life Account                                                       8
   The Funds                                                                   9
   Additions, Deletions or Substitutions                                      15
   The Guaranteed Principal Account                                           16
   Payments Made by Underlying Mutual Funds                                   17
DETAILED INFORMATION ABOUT THE VARIABLE ADJUSTABLE LIFE SECOND
   DEATH INSURANCE POLICY                                                     18
   Adjustable Life Insurance                                                  18
   Policy Adjustments                                                         20
   Applications and Policy Issue                                              24
   Policy Premiums                                                            25
   Policy Values                                                              29
   Death Benefit Options                                                      33
   Policy Loans                                                               35
   Surrender                                                                  37
   Free Look                                                                  38
   Conversion                                                                 38
   Policy Exchange                                                            38
   Policy Charges                                                             38
   Other Policy Provisions                                                    42
   Additional Benefits                                                        44
OTHER MATTERS                                                                 45
   Federal Tax Status                                                         45
   Voting Rights                                                              52
   Compensation Paid for the Sale of Policies                                 52
   Legal Proceedings                                                          54
   Registration Statement                                                     54
SPECIAL TERMS                                                                 55
APPENDIX A -- EXAMPLE OF SALES LOAD COMPUTATION                               56
STATEMENT OF ADDITIONAL INFORMATION                                           57

                 (This page has been left blank intentionally.)

SUMMARY OF BENEFITS AND RISKS

     The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes a variable adjustable joint survivor life insurance policy (VAL-SD) providing a death benefit on the second death. As the policy owner, you can exercise all the rights under the policy, including the right to change the owner and the beneficiary and the right to make policy adjustments. A variable adjustable life insurance policy is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle because of the cost of insurance and the expenses we charge. This Policy is no longer issued after October 31, 2008.

     WHAT ARE SOME OF THE BENEFITS OF THE POLICY?

     The Policy described in this prospectus combines a guaranteed death benefit, flexible administrative procedures, and significant and useful market sensitive investment features.

     WHAT IS THE GUARANTEED DEATH BENEFIT?

     We guarantee that the face amount of insurance shown on the policy specification page will be paid at the second death as long as there is no policy indebtedness and all scheduled premiums have been paid. Some policies have a scheduled decrease in the guaranteed face amount at the end of the initial policy protection period. In this case, the time and amount of the decrease are also shown on the policy specification page. The importance of the guarantee is that adverse investment performance may never reduce your life insurance protection below the guaranteed amount. See "Adjustable Life Insurance."

     WHAT MAKES THE POLICY "ADJUSTABLE"?

     The Policy is called "Adjustable" because it allows you the flexibility to tailor your Policy to your needs at issue and thereafter to change or adjust your Policy as your insurance needs change. The three components in designing your Policy are the level of premiums you wish to pay, the level of death benefit protection you need and the appropriate plan of insurance for you. You may choose any two of the three components -- premium, face amount and plan -- and we will calculate the third component. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose any level of premium or death benefit that you wish. Some limitations do apply to policy adjustments. See "Policy Adjustments."

     Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the second death whenever that occurs. Whole life plans may be suitable for individuals who wish to ensure lifetime coverage, without any scheduled reduction in face amount, by the payment of relatively higher premiums and, in certain cases, for a lesser period of time, or who wish to accumulate substantial cash values by utilizing the investment features of the Policy. Protection insurance plans provide life insurance in an amount at least equal to the initial face amount for a specified period. A protection plan requires the lowest initial level of premiums and offers the most insurance protection with the lowest investment element. The protection plan may be a suitable starting point for young policy owners who have not reached their peak earning years but who have substantial life insurance needs. For any given face amount of insurance, you may select a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. The higher the premium you pay, the greater will be your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which you need to pay premiums before your Policy becomes paid-up.

     WHAT MAKES THE POLICY "VARIABLE"?

     The Policy is called "Variable" because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, the value in the Policy may be invested in a separate account of ours called the Minnesota Life Variable Life Account. The sub-accounts of the separate account are invested in corresponding Portfolios of the Funds. Your policy values invested in these sub-accounts will fluctuate with the performance of the sub-accounts and will reflect market rates of return. See "Variable Life Account" and "The Funds."

     Those seeking the traditional insurance protections of a guaranteed cash value may allocate premiums to the guaranteed principal account, which is a general account option with a guaranteed accumulation at a fixed rate of interest. With the guaranteed principal account, you do not bear the risk that adverse investment performance will depreciate the account value. See "The Guaranteed Principal Account."

     WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE POLICY?

     The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits your need.

     The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable nonguaranteed elements, including investment returns, will be reflected in increased actual cash values which will, on whole life plans, shorten the premium paying period. Only if and when the policy value exceeds the net single premium for the then current face amount will the death benefit vary.

     The Protection Option provides a variable death benefit from the issue date as well as variable actual cash value. Favorable nonguaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased cash value accumulations, although any increases in actual cash values under the Protection Option will not be as great as under the Cash Option. See "Death Benefit Options."

     DO YOU HAVE ACCESS TO YOUR POLICY VALUES?

     Yes. You may transfer policy values among the available investment options, make a partial surrender of the actual cash values, or surrender the Policy. See "Transfers" and "Surrender." You may also borrow up to 90 percent of your policy value as a policy loan. See "Policy Loans." Some of these transactions may have significant tax consequences. See "Federal Tax Status."

     WHAT ARE SOME OF THE RISKS OF THE POLICY?

     There is an investment risk. A variable adjustable life insurance policy is intended for those who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. The values in the sub-accounts have no guaranteed minimum account value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, you bear the risk that adverse investment performance may depreciate your investment in the Policy. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the policy. See "Policy Values."

     There is a risk that a Policy will lapse. Lapse will occur if a scheduled premium is not paid, or if there is no actual cash value when there is a policy loan. Policy loans may increase the risk that the Policy will lapse. If a Policy with a substantial loan lapses, there may be significant negative tax consequences. Policy loans may also have a negative impact on the cash value, and may reduce the death benefit. See "Policy Premiums."

     You may make a partial surrender of the actual cash values. A partial surrender may be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the actual cash value and the death benefit and will increase the risk of lapse or termination. In addition a partial surrender may have significant tax consequences. See "Federal Tax Status."

     There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard premium class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary's gross income for federal income tax purposes, and that cash values are constructively received prior to when they are actually received.

     There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts you receive, such as dividends, cash withdrawals, loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a 10 percent additional income tax imposed on the portion of any distribution that is included in income. See "Federal Tax Status."

     SUMMARY FEE TABLES

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

     TRANSACTION FEES

     This table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, adjust the Policy or make transfers between the investment options.

CHARGE                             WHEN CHARGE IS DEDUCTED             AMOUNT DEDUCTED
------------------------------   ---------------------------   -------------------------------
First Year Sales Load(1)         Upon First year premium       Maximum of 23 percent of
                                 payment and for the first     first year premium(3)
                                 year after a premium
                                 increase(2)

Sales Load(1)                    Upon premium payment          Maximum of 7 percent of
                                                               premium(4)

Underwriting Charge              Upon first year premium       Maximum of $10 per $1,000
                                 payment and for the first     of face amount(3)
                                 year after a face amount
                                 increase(2)

Premium Tax Charge               Upon premium payment          2.5 percent of premium(5)

Federal Tax Charge               Upon premium payment          1.25 percent of premium(4)

Policy Adjustment Transaction    At policy adjustment for      $95
Charge                           changes in premium, face
                                 amount or plan of insurance

CHARGE                             WHEN CHARGE IS DEDUCTED             AMOUNT DEDUCTED
------------------------------   ---------------------------   -------------------------------
Partial Surrender                At partial surrender          Lesser of $95 or 2 percent of
Transaction Charge               adjustment                    partial surrender amount

Transfer Transaction Charge      At transfer of cash values    Maximum of $25; currently
                                                               $10(7)

Sub-standard Risk Charge         Upon premium payment          Maximum of $53 and
                                                               minimum of $0.15 per
                                                               $1,000 of face amount

                                                               The charge for a
                                                               representative male and
                                                               female, both nonsmoker
                                                               age 55 would be $1.15 per
                                                               $1,000 of face amount(8)

Exchange Administrative Charge   At issue of an internal       $250
                                 exchange

(1)  Sales Load is the maximum sales charge imposed on a premium.

(2) First Year Premium is base premium payable in the first 12 months of the contract, or the base premium paid in the 12 months following a face amount increase.

(3) The charge only applies to base premium up to that which provides level premium and face amount for life.

(4) Applies to base premiums. This charge does not apply to premiums for additional agreements. This charge currently does not apply to non-repeating premiums. See "Special Terms."

(5)  Applies to base premiums and non-repeating premiums.

(6)  See "Policy Adjustments."

(7)  Currently, no transfer transaction charge is assessed.

(8) (i) The charge varies by the issue ages and underwriting classes of the insureds. (ii) The charges shown in the table may not be representative of the charge for a particular set of insureds. (iii) More information regarding these charges for specific insureds in available upon request to us.

        PERIODIC CHARGES OTHER THAN INVESTMENT OPTION OPERATING EXPENSES

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.

CHARGE                             WHEN CHARGE IS DEDUCTED             AMOUNT DEDUCTED
------------------------------   ---------------------------   -------------------------------
Cost of Insurance Charge         Monthly                       Maximum of $83.33 and
                                                               minimum of $0.00 per $1,000
                                                               of net amount at risk(1)

                                                               The charge for a representative
                                                               male and female, both
                                                               nonsmoker standard risk both
                                                               age 55 would be $0.004 per
                                                               $1,000 of net amount at risk(1)

Administration Charge            Monthly                       Maximum of $15; currently $10

Face Amount Guarantee Charge     Monthly                       Maximum of $0.03 per $1,000
                                                               of face amount, currently $0.02
                                                               per $1,000 of face amount

Mortality and Expense Risk       Daily                         An annual rate of 0.50 percent
Charge                                                         of average daily net assets of
                                                               Variable Life Account

Loan Interest Charge             Annually and upon policy      Loan interest accrues daily at
                                 adjustment                    an annual rate of 8 percent of
                                                               loan amount(2)

Optional Agreements:
a)   Waiver of Premium           Upon premium payment          a)   Maximum of $11.24 and
     Agreement                                                      minimum of $0.15 per
                                                                    $1,000 of face amount
                                                                    annually

                                                                    The charge for a
                                                                    representative male
                                                                    nonsmoker age 40 would be
                                                                    $0.94 per $1,000 of face
                                                                    amount annually(3)

CHARGE                             WHEN CHARGE IS DEDUCTED             AMOUNT DEDUCTED
------------------------------   ---------------------------   -------------------------------
b)   Estate Preservation         Upon premium payment          b)   Maximum of $0.79 and
     Agreement                                                      minimum of $0.05 per
                                                                    $1,000 of agreement
                                                                    coverage annually before
                                                                    term election. The charge
                                                                    for a representative male
                                                                    and female, both nonsmoker
                                                                    age 45, with the female as
                                                                    the designated life, would
                                                                    be $0.12 per $1,000 of
                                                                    agreement coverage
                                                                    annually

                                                                    Maximum of $39.44 and
                                                                    minimum of $0.27 per
                                                                    $1,000 after election
                                                                    annually. The charge for a
                                                                    representative male
                                                                    nonsmoker age 65 would be
                                                                    $14.16 per $1,000
                                                                    annually(3)

c)   Single Life Term            Upon premium payment          c)   Maximum of $590 and
     Agreement                                                      minimum of $0.80 per
                                                                    $1,000 of coverage amount
                                                                    annually

                                                                    The charge for a
                                                                    representative male
                                                                    nonsmoker age 35 would be
                                                                    $0.97 per $1,000 of
                                                                    coverage amount
                                                                    annually(3)

(1) Net amount at risk is defined as death benefit minus policy value. (i) The charge varies by the issue ages and underwriting classes of the insureds as well as the duration, face amount and premium level of the policy. (ii) The cost of insurance charges shown in the table may not be representative of the charges for a particular set of insureds. (iii) More information regarding these charges for a specific insured is available upon request to us.

(2)  See "Policy Loan Interest."

(3) The charge varies by the ages and underwriting classes of the insured. These charges may not be representative of the charges for a particular insured. More information regarding these charges for a specific insured are available upon request to us.

                  TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS

     This table describes the total annual operating expenses associated with the Funds that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Fund assets) charged by any of the Funds for the fiscal year ended December 31, 2011. More detail concerning a particular Fund and its portfolios' fees and expenses is contained in the prospectus for that Fund.

CHARGE                             MINIMUM   MAXIMUM
--------------------------------   -------   -------
Total Fees and Expenses(1)(2)(3)    0.48%     1.95%

(1) The total fees and expenses include the investment management fee, distribution 12b-1 fee and other expenses for the Funds.

(2) The table showing the range of expenses for the Portfolios takes into account the expenses of the Ibbotson ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds of ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the Portfolio expenses, we have taken into account the information received from Ibbotson on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by an Ibbotson ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.

(3) The maximum Total Annual Portfolio Company Operating Expense shown above is before any fee waivers or expense reimbursements. The fee waiver and expense reimbursement through December 31, 2011 was 0.48 percent, resulting in a net annual portfolio company operating expense of 1.47 percent for Morgan Stanley UIF Emerging Markets Equity Portfolio. Please see The Universal Institutional Funds, Inc. (Morgan Stanley) prospectus for additional information.

GENERAL DESCRIPTIONS

MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

VARIABLE LIFE ACCOUNT

A separate account called the Minnesota Life Variable Life Account was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.

The Variable Life Account currently has 76 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

THE FUNDS

Below is a list of the Portfolios and their investment adviser and/or sub-adviser, and investment objective. Prospectuses for the Portfolios accompany this Prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read the prospectuses for the Portfolios before investing in the Policy.

                   FUND NAME                                 INVESTMENT ADVISER                      INVESTMENT OBJECTIVE
------------------------------------------------  ---------------------------------------  -----------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. Core Equity Fund - Series II Shares  Invesco Advisers, Inc.                   The fund's investment objective is
                                                                                           long-term growth of capital. The
                                                                                           investment objective of the fund may be
                                                                                           changed by the Board of Trustees (the
                                                                                           Board) without shareholder approval.

Invesco V.I. Small Cap Equity Fund - Series II    Invesco Advisers, Inc.                   The fund's investment objective is
Shares                                                                                     long-term growth of capital. The
                                                                                           investment objective of the fund may be
                                                                                           changed by the Board of Trustees (the
                                                                                           Board) without shareholder approval.

Invesco Van Kampen V.I. American Franchise        Invesco Advisers, Inc.                   To seek capital growth.
Fund - Series II Shares

Invesco Van Kampen V.I. Comstock Fund -           Invesco Advisers, Inc.                   Seeks capital growth and income through
Series II Shares                                                                           investments in equity securities,
                                                                                           including common stocks, preferred stocks
                                                                                           and securities convertible into common
                                                                                           and preferred stocks.

Invesco Van Kampen V.I. Equity and Income Fund    Invesco Advisers, Inc.                   The funds investment objectives are both
-- Series II Shares                                                                        capital appreciation and current income.

Invesco Van Kampen V.I. Growth and Income Fund -  Invesco Advisers, Inc.                   Seeks long-term growth of capital and
Series II Shares                                                                           income.

Invesco Van Kampen V.I. Mid Cap Value Fund -      Invesco Advisers, Inc.                   To provide above-average total return
Series II Shares (will change to Invesco Van                                               over a market cycle of three to five
Kampen V.I. American Value Fund -- Series II                                               years by investing in common stocks and
Shares on or about July 15, 2012)                                                          other equity securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:

International Value Portfolio - Class B Shares    AllianceBernstein L.P.                   The Portfolio's investment objective is
                                                                                           long-term growth of capital.

                   FUND NAME                                 INVESTMENT ADVISER                      INVESTMENT OBJECTIVE
------------------------------------------------  ---------------------------------------  -----------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

VP Income & Growth Fund - Class II Shares         American Century Investment Management,  The fund seeks capital growth by
                                                  Inc.                                     investing in common stocks. Income is a
                                                                                           secondary objective.

VP Ultra(R) Fund - Class II Shares                American Century Investment Management,  The fund seeks long-term capital growth.
                                                  Inc.

VP Value Fund - Class II Shares                   American Century Investment Management,  The fund seeks long-term capital growth.
                                                  Inc.                                     Income is a secondary objective.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:

VP Inflation Protection Fund - Class II Shares    American Century Investment Management,  The fund pursues long-term total return
                                                  Inc.                                     using a strategy that seeks to protect
                                                                                           against U.S. inflation.

AMERICAN FUNDS INSURANCE SERIES(R)

Global Bond Fund(SM) - Class 2 Shares             Capital Research and Management Company  The fund's investment objective is to provide you, over the long term, with a
                                                                                           high level of total return consistent
                                                                                           with prudent investment management.

Global Growth Fund(SM) - Class 2 Shares           Capital Research and Management Company  The fund's investment objective is to provide you with long-term growth of
                                                                                           capital.

Global Small Capitalization Fund(SM) - Class 2    Capital Research and Management Company  The fund's investment objective is to
Shares                                                                                     provide you with long-term growth of
                                                                                           capital.

Growth Fund(SM) - Class 2 Shares                  Capital Research and Management Company  The fund's investment objective is to provide you with growth of capital.

Growth-Income Fund(SM) - Class 2 Shares           Capital Research and Management Company  The fund's investment objectives are to achieve long-term growth of capital and
                                                                                           income.

International Fund(SM) - Class 2 Shares           Capital Research and Management Company  The fund's investment objective is to provide you with long-term growth of
                                                                                           capital.

New World Fund(R) - Class 2 Shares                Capital Research and Management Company  The fund's investment objective is long-term capital appreciation.

U.S. Government/AAA-Rated Securities              Capital Research and Management Company  The fund's investment objective is to
Fund(SM) - Class 2 Shares                                                                  provide a high level of current income
                                                                                           consistent with preservation of capital.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:

Contrafund(R) Portfolio - Service Class 2 Shares  Fidelity Management & Research Company   Seeks long-term capital appreciation.
                                                  (FMR) is the fund's manager. FMR Co.,
                                                  Inc. and other affiliates of FMR serve
                                                  as sub-advisers for the fund.

                   FUND NAME                                 INVESTMENT ADVISER                      INVESTMENT OBJECTIVE
------------------------------------------------  ---------------------------------------  -----------------------------------------
Equity-Income Portfolio - Service Class 2 Shares  Fidelity Management & Research Company   Seeks reasonable income. The fund will
                                                  (FMR) is the fund's manager. FMR Co.,    also consider the potential for capital
                                                  Inc. and other affiliates of FMR serve   appreciation. The fund's goal is to
                                                  as sub-advisers for the fund.            achieve a yield which exceeds the
                                                                                           composite yield on the securities
                                                                                           comprising the Standard & Poor's 500(SM)
                                                                                           Index (S&P 500(R)).

High Income Portfolio - Service Class 2 Shares    Fidelity Management & Research Company   Seeks a high level of current income,
                                                  (FMR) is the fund's manager. FMR Co.,    while also considering growth of capital.
                                                  Inc. and other affiliates of FMR serve
                                                  as sub-advisers for the fund.

Mid Cap Portfolio - Service Class 2 Shares        Fidelity Management & Research Company   Seeks long-term growth of capital.
                                                  (FMR) is the fund's manager. FMR Co.,
                                                  Inc. and other affiliates of FMR serve
                                                  as sub-advisers for the fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

Franklin Large Cap Growth Securities Fund -       Franklin Advisers, Inc.                  Seeks capital appreciation. The fund
Class 2 Shares                                                                             normally invests in both equity and debt
                                                                                           securities.

Franklin Small Cap Value Securities Fund -        Franklin Advisory Services, LLC          Seeks long-term total return. The fund
Class 2 Shares                                                                             normally invests at least 80% of its net
                                                                                           assets in investments of small
                                                                                           capitalization companies.

Franklin Small-Mid Cap Growth Securities          Franklin Advisers, Inc.                  Seeks long-term capital growth. The fund
Fund - Class 2 Shares                                                                      normally invests at least 80% of its net
                                                                                           assets in investments of small
                                                                                           capitalization and mid capitalization
                                                                                           companies

Mutual Shares Securities Fund - Class 2 Shares    Franklin Mutual Advisers, LLC            Seeks capital appreciation with income as
                                                                                           a secondary goal. The fund normally
                                                                                           invests primarily in U.S. and foreign
                                                                                           equity securities that the manager
                                                                                           believes are undervalued. The fund also
                                                                                           invests, to a lesser extent, in risk
                                                                                           arbitrage securities and distressed
                                                                                           companies.

Templeton Developing Markets Securities           Templeton Asset Management Ltd.          Seeks long-term capital appreciation.
Fund - Class 2 Shares

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (IBBOTSON):

Ibbotson Aggressive Growth ETF Asset              ALPS Advisors, Inc.,                     Seeks to provide investors with capital
Allocation Portfolio - Class II Shares            SUB-ADVISER: Ibbotson Associates, Inc.   appreciation.

Ibbotson Balanced ETF Asset Allocation            ALPS Advisors, Inc.,                     Seeks to provide investors with capital
Portfolio - Class II Shares                       SUB-ADVISER: Ibbotson Associates, Inc.   appreciation and some current income.

Ibbotson Conservative ETF Asset Allocation        ALPS Advisors, Inc.,                     Seeks to provide investors with current
Portfolio - Class II Shares                       SUB-ADVISER: Ibbotson Associates, Inc.   income and preservation of capital.

                   FUND NAME                                 INVESTMENT ADVISER                      INVESTMENT OBJECTIVE
------------------------------------------------  ---------------------------------------  -----------------------------------------
Ibbotson Growth ETF Asset Allocation              ALPS Advisors, Inc.,                     Seeks to provide investors with capital
Portfolio - Class II Shares                       SUB-ADVISER: Ibbotson Associates, Inc.   appreciation.

Ibbotson Income and Growth ETF Asset              ALPS Advisors, Inc.,                     Seeks to provide investors with current
Allocation Portfolio Class II Shares              SUB-ADVISER: Ibbotson Associates, Inc.   income and capital appreciation.

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Government Income Fund - Service    Goldman Sachs Asset Management, L.P.     Seeks a high level of current income,
Shares                                                                                     consistent with safety of principal.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:

Ivy Funds VIP Asset Strategy                      Waddell & Reed Investment Management     Seeks high total return over the long
                                                  Company                                  term.

Ivy Funds VIP Balanced                            Waddell & Reed Investment Management     Seeks, as a primary objective, to provide
                                                  Company                                  current income to the extent that, in the
                                                                                           opinion of WRIMCO, the Portfolio's
                                                                                           investment manager, market and economic
                                                                                           conditions permit. As a secondary
                                                                                           objective, the Portfolio seeks long-term
                                                                                           appreciation of capital.

Ivy Funds VIP Core Equity                         Waddell & Reed Investment Management     Seeks capital growth and income.
                                                  Company

Ivy Funds VIP Global Natural Resources            Waddell & Reed Investment Management     Seeks to provide long-term growth. Any
                                                  Company                                  income realized will be incidental.
                                                  SUB-ADVISER: Mackenzie Financial
                                                  Corporation

Ivy Funds VIP Growth                              Waddell & Reed Investment Management     Seeks capital growth, with current
                                                  Company                                  income as a secondary objective.

Ivy Funds VIP International Core Equity           Waddell & Reed Investment Management     Seeks long-term capital growth.
                                                  Company

Ivy Funds VIP International Growth                Waddell & Reed Investment Management     Seeks, as a primary objective, long-term
                                                  Company                                  appreciation of capital. As a secondary
                                                                                           objective, the Portfolio seeks current
                                                                                           income.

Ivy Funds VIP Micro Cap Growth                    Waddell & Reed Investment Management     Seeks long-term capital appreciation.
                                                  Company
                                                  SUB-ADVISER: Wall Street Associates

Ivy Funds VIP Mid Cap Growth                      Waddell & Reed Investment Management     Seeks to provide growth of your
                                                  Company                                  investment.

Ivy Funds VIP Science and Technology              Waddell & Reed Investment Management     Seeks long-term capital growth.
                                                  Company

Ivy Funds VIP Small Cap Growth                    Waddell & Reed Investment Management     Seeks growth of capital.
                                                  Company

Ivy Funds VIP Small Cap Value                     Waddell & Reed Investment Management     Seeks long-term accumulation of capital.
                                                  Company

Ivy Funds VIP Value                               Waddell & Reed Investment Management     Seeks long-term capital appreciation.
                                                  Company

                   FUND NAME                                 INVESTMENT ADVISER                      INVESTMENT OBJECTIVE
------------------------------------------------  ---------------------------------------  -----------------------------------------
JANUS ASPEN SERIES:

Balanced Portfolio - Service Shares               Janus Capital Management LLC             Seeks long-term capital growth,
                                                                                           consistent with preservation of capital
                                                                                           and balanced by current income.

Forty Portfolio - Service Shares                  Janus Capital Management LLC             Seeks long-term growth of capital.

Overseas Portfolio - Service Shares               Janus Capital Management LLC             Seeks long-term growth of capital.

Perkins Mid Cap Value Portfolio - Service Shares  Janus Capital Management LLC             Seeks capital appreciation.
                                                  SUB-ADVISER: Perkins Investment
                                                  Management LLC

MFS(R) VARIABLE INSURANCE TRUST:

Investors Growth Stock Series - Service           Massachusetts Financial Services         The fund's investment objective is to
Class Shares                                      Company                                  seek capital appreciation. The fund's
                                                                                           objective may be changed without
                                                                                           shareholder approval.

Mid Cap Growth Series - Service Class Shares      Massachusetts Financial Services         The fund's investment objective is to
                                                  Company                                  seek capital appreciation. The fund's
                                                                                           objective may be changed without
                                                                                           shareholder approval.

New Discovery Series - Service Class Shares       Massachusetts Financial Services         The fund's investment objective is to
                                                  Company                                  seek capital appreciation. The fund's
                                                                                           objective may be changed without
                                                                                           shareholder approval.

Value Series - Service Class Shares               Massachusetts Financial Services         The fund's investment objective is to
                                                  Company                                  seek capital appreciation. The fund's
                                                                                           objective may be changed without
                                                                                           shareholder approval.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

Neuberger Berman AMT Socially Responsive          Neuberger Berman Management LLC          Seeks long-term growth of capital by
Portfolio - S Class Shares                        SUB-ADVISER: Neuberger Berman, LLC       investing primarily in securities of
                                                                                           companies that meet the Fund's financial
                                                                                           criteria and social policy. To pursue
                                                                                           this goal, the Fund invests mainly in
                                                                                           common stocks of mid- to large-
                                                                                           capitalization companies. The Fund seeks
                                                                                           to reduce risk by investing across many
                                                                                           different industries.

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Capital Appreciation Fund/VA - Service Shares     OppenheimerFunds, Inc.                   Seeks capital appreciation by investing
                                                                                           in securities of well-known established
                                                                                           companies.

High Income Fund/VA - Service Shares              OppenheimerFunds, Inc.                   Seeks a high level of current income by
                                                                                           investing in high-yield lower-rated
                                                                                           fixed-income securities.

Main Street Small- & Mid-Cap Fund/VA - Service    OppenheimerFunds, Inc.                   Seeks capital appreciation.
Shares

                   FUND NAME                                 INVESTMENT ADVISER                      INVESTMENT OBJECTIVE
------------------------------------------------  ---------------------------------------  -----------------------------------------
PANORAMA SERIES FUND, INC.:

International Growth Fund/VA - Service Shares     OppenheimerFunds, Inc.                   Seeks long-term growth of capital by
                                                                                           investing under normal circumstances, at
                                                                                           least 90% of its total assets in equity
                                                                                           securities of companies wherever located,
                                                                                           the primary stock market of which is
                                                                                           outside the United States.

PIMCO VARIABLE INSURANCE TRUST:

PIMCO VIT Low Duration Portfolio - Advisor        Pacific Investment Management Company    Seeks maximum total return, consistent
Class Shares                                      LLC ("PIMCO")                            with preservation of capital and prudent
                                                                                           investment management.

PIMCO VIT Total Return Portfolio - Advisor        Pacific Investment Management Company    Seeks maximum total return, consistent
Class Shares                                      LLC ("PIMCO")                            with preservation of capital and prudent
                                                                                           investment management.

PUTNAM VARIABLE TRUST:

Putnam VT Equity Income Fund - Class IB Shares    Putnam Investment Management, LLC        Seeks capital growth and current income.

Putnam VT Growth and Income Fund - Class IB       Putnam Investment Management, LLC        Seeks capital growth and current income.
Shares

Putnam VT International Equity Fund - Class IB    Putnam Investment Management, LLC        Seeks capital appreciation.
Shares

Putnam VT Multi-Cap Growth Fund - Class IB        Putnam Investment Management, LLC        Seeks long-term capital appreciation.
Shares

Putnam VT Voyager Fund - Class IB Shares          Putnam Investment Management, LLC        Seeks capital appreciation.

SECURIAN FUNDS TRUST:

Advantus Bond Fund - Class 2 Shares               Advantus Capital Management, Inc.        Seeks as high a level of a long-term
                                                                                           total rate of return as is consistent
                                                                                           with prudent investment risk. The
                                                                                           Portfolio also seeks preservation
                                                                                           of capital as a secondary objective.

Advantus Index 400 Mid-Cap Fund Class 2 Shares    Advantus Capital Management, Inc.        Seeks investment results generally
                                                                                           corresponding to the aggregate price and
                                                                                           dividend performance of the publicly
                                                                                           traded common stocks that comprise the
                                                                                           Standard & Poor's 400 MidCap Index (the
                                                                                           S&P 400).

Advantus Index 500 Fund - Class 2 Shares          Advantus Capital Management, Inc.        Seeks investment results that correspond
                                                                                           generally to the price and yield
                                                                                           performance of the common stocks included
                                                                                           in the Standard & Poor's 500 Composite
                                                                                           Stock Price Index (the S&P 500).

                   FUND NAME                                 INVESTMENT ADVISER                      INVESTMENT OBJECTIVE
------------------------------------------------  ---------------------------------------  -----------------------------------------
Advantus International Bond Fund - Class 2        Advantus Capital Management, Inc.        Seeks to maximize current income,
Shares                                            SUB-ADVISER: Franklin Advisers, Inc.     consistent with the protection of
                                                                                           principal.

Advantus Money Market Fund                        Advantus Capital Management, Inc.        Seeks maximum current income to the
                                                                                           extent consistent with liquidity and the
                                                                                           preservation of capital.(1)

Advantus Mortgage Securities Fund - Class 2       Advantus Capital Management, Inc.        Seeks a high level of current income
Shares                                                                                     consistent with prudent investment risk.

Advantus Real Estate Securities Fund - Class 2    Advantus Capital Management, Inc.        Seeks above average income and long-term
Shares                                                                                     growth of capital.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. :

Morgan Stanley UIF Emerging Markets Equity        Morgan Stanley Investment Management     Seeks long-term capital appreciation by
Portfolio - Class II Shares                       Inc.                                     investing primarily in growth-oriented
                                                                                           equity securities of issuers in emerging
                                                                                           market countries.


(1) Although the Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Fund. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Fund may become extremely low and possibly negative.


ADDITIONS, DELETIONS OR SUBSTITUTIONS

We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing policy owners on such basis as may be determined by us.

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for variable policies, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing policy values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

We reserve the right to transfer assets of the Variable Life Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.

We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, and to combine the Variable Life Account with one or more of our other separate accounts.

     The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

     THE GUARANTEED PRINCIPAL ACCOUNT

     The guaranteed principal account is a general account option. You may allocate net premiums and may transfer your actual cash value subject to Policy limitations to the guaranteed principal account which is part of our general account.

     Because of exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Disclosures regarding the guaranteed principal account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

     This prospectus describes a VAL-SD insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For more details regarding the guaranteed principal account, please see the VAL-SD Policy.

     GENERAL ACCOUNT DESCRIPTION Our general account consists of all assets owned by us other than those in the Variable Life Account and any other separate accounts which we may establish. The guaranteed principal account is that portion of our general assets which is attributable to this Policy and policies of this class, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of contracts of this class. Allocations to the guaranteed principal account become part of our general assets and are used to support insurance and annuity obligations. Subject to applicable law, we have sole discretion over the investment of assets of the general account. The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Policy owners do not share in the actual investment experience of the assets in the general account.

     You may allocate or transfer a portion or all of the net premiums to accumulate at a fixed rate of interest in the guaranteed principal account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers from the guaranteed principal account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.

     GENERAL ACCOUNT VALUE We bear the full investment risk for amounts allocated to the guaranteed principal account and guarantee that interest credited to each policy owner's actual cash value in the guaranteed principal account will not be less than an annual rate of 4 percent without regard to the actual investment experience of the general account.

     We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 4 percent per year, and may not do so. Any interest credited on the Policy's actual cash value in the guaranteed principal account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

     Even if excess interest is credited to your actual cash value in the guaranteed principal account, we will not credit excess interest to that portion of the policy value which is in the loan account in the general account. However, such loan account will be credited interest at a rate which is not less than the policy loan interest rate minus 2 percent per annum.

     PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     We pay the costs of selling Policies, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay us (or our affiliates) a fee for the purpose of reimbursing us for the costs of certain distribution or operational services that we provide and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0 percent to 0.25 percent of fund assets held in the Variable Life Account.

     In addition, payments may be made pursuant to service/administration agreements between us (or our affiliates) and the underlying mutual fund's investment adviser (or our affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to us or our affiliates for such things as our aggregation of all Policy owner purchase, redemption, and transfer requests within the sub-accounts of the Variable Life Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Variable Life Account aggregates such transactions through the Variable Life Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the Policy may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by us. Service and administrative payments received by us or our affiliates range in amount from 0 percent to 0.35 percent of fund assets held in the Variable Life Account.

     We took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when we determined the charges that are assessed under the Policy. Without these payments, certain Policy charges would likely be higher than they are currently. All of the underlying mutual funds offered in the Policy currently pay 12b-1 fees to us, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to us.

     We consider profitability when determining the charges in the Policy. In early Policy years, we do not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. We do, however, anticipate earning a profit in later Policy years. In general, our profit will be greater the longer a Policy is held and the greater a Policy's investment return.

DETAILED INFORMATION ABOUT THE
VARIABLE ADJUSTABLE LIFE SECOND DEATH INSURANCE POLICY

     ADJUSTABLE LIFE INSURANCE

     VARIABLE ADJUSTABLE LIFE SECOND DEATH This Policy, like joint survivor life insurance, pays a death benefit at the death of the second to die of two named insureds. Additionally this Policy, like adjustable life insurance, permits you to determine the amount of life insurance protection you need and the amount of money you plan to pay. BASED ON YOUR SELECTION OF ANY TWO OF THE THREE COMPONENTS OF A POLICY -- FACE AMOUNT, PREMIUM AND PLAN -- WE WILL THEN CALCULATE THE THIRD. Thus, adjustable life allows you the flexibility to customize a Policy to meet your needs. Theoretically, each Policy can be unique because of the different combinations of ages, amount of life insurance protection and premium. In addition, adjustable life is designed to adapt to your changing needs and objectives by allowing you to change your Policy after issue. You may adjust the face amount and premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.

     FLEXIBILITY Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or face amount that you wish. This flexibility results in a broad range of plans of insurance. GENERALLY SPEAKING, A PLAN OF INSURANCE REFERS TO THE LEVEL OF CASH VALUE ACCUMULATION ASSUMED IN THE DESIGN OF THE POLICY AND, FOR WHOLE LIFE PLANS, THE PERIOD DURING WHICH YOU WILL HAVE TO PAY PREMIUMS.

     Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the second death whenever that occurs. Premiums may be payable for a specified number of years or until the second death. WHOLE LIFE INSURANCE PLANS CONTEMPLATE AN EVENTUAL TABULAR CASH VALUE ACCUMULATION, AT OR BEFORE THE YOUNGER INSURED'S AGE 100, EQUAL TO THE NET SINGLE PREMIUM REQUIRED FOR THAT FACE AMOUNT OF INSURANCE. The tabular cash value is shown in your Policy and is described below under "Policy Adjustments." The net single premium for a whole life insurance plan is the amount of money that is necessary, on any given date, to pay for all future guaranteed cost of insurance charges for the entire lifetime of both insureds without the payment of additional premium. This determination assumes that the current face amount of the Policy will be constant and that the Policy will perform at its assumed rate of return.

Protection insurance plans provide life insurance in an amount at least equal to the initial face amount at the second death for a specified period. After the initial protection period, there is insurance coverage in a reduced amount until the second death. PROTECTION PLANS OF INSURANCE ASSUME AN EVENTUAL EXHAUSTION OF THE TABULAR CASH VALUE AT THE END OF THAT PERIOD, EXCEPT FOR THE CASH VALUE ASSOCIATED WITH THE REDUCED AMOUNT OF INSURANCE COVERAGE AT THE END OF THE INITIAL PROTECTION PERIOD.

The larger the premium you pay, the larger the policy values you may expect to be available for investment in the Fund Portfolios, and, for whole life plans of insurance, the shorter the period of time during which you will have to pay premiums. Under the Policy, the highest premium amount permitted at the time of issue, or the maximum plan of insurance, for a specific face amount is one which will provide a fully paid-up Policy after the payment of ten annual premium payments. A Policy is paid-up when its policy value is such that no further premiums are required to provide the face amount of insurance coverage until the second death, provided there is no policy indebtedness.

Whole life plans may become paid-up upon the payment of a designated number of annual premiums. If you select a premium level for a specific face amount which would cause the Policy to become paid-up at other than a policy anniversary, you will be required to pay scheduled premiums until the policy anniversary immediately following the date the Policy is scheduled to become paid-up. The Policy will be issued with a scheduled increase in face amount to reflect the fact that the scheduled premiums were in excess of the premiums required to have a paid-up Policy for the initial face amount of coverage.

If you select a premium amount which is less than the premium required for a whole life plan or, in other words, IF YOU SELECT A PROTECTION PLAN OF INSURANCE, THE GUARANTEED FACE AMOUNT OF INSURANCE PROVIDED BY THE POLICY WILL NOT BE LEVEL DURING THE LIFETIMES OF BOTH INSUREDS. The initial face amount will be in effect until the Policy's tabular cash value, i.e., the cash value which is assumed in designing the Policy and which would be guaranteed in a conventional fixed-benefit policy, is exhausted. At that time a lower amount of insurance will become effective. This is called the scheduled reduction in face amount. The reduced face amount is calculated on the basis of the continued payment of the scheduled premiums and a whole life plan of insurance. The result is that the Policy, on issue, will have an initial guaranteed death benefit extending to a stated date; after that date, a lower death benefit is guaranteed until the second death.

At the time of the scheduled reduction in face amount, we will adjust your Policy as described in the policy adjustment section of this prospectus. If the policy value (the actual cash value plus the amount of any loan) is greater than the tabular cash value, the adjustment will result in either a smaller reduction in the face amount or a scheduled reduction in face amount occurring at a later date.

For example, if a standard risk VAL-SD Policy were issued with a face amount of $1,000,000 and an annual premium of $11,300, the plan of insurance for a male age 60 and a female age 60 at issue, both nonsmokers, would be full coverage for twenty years at which time the face amount would be reduced to $95,615 guaranteed until the second death.

     The table below shows the tabular cash values and guaranteed death benefits for the Policy described in the above example, and the scheduled reduction which occurs twenty years after issue.

                SCHEDULED REDUCTION
                                      GUARANTEED
                                       MINIMUM
POLICY    ANNUAL     TABULAR VALUE   DEATH BENEFIT
 YEAR    PREMIUM      END OF YEAR      AT ISSUE
------  ----------  --------------  --------------
   5      $11,300       $38,443       $1,000,000
  10       11,300        80,437        1,000,000
  15       11,300        91,878        1,000,000
  20       11,300           590        1,000,000
  21       11,300         6,289           95,615
  25       11,300        26,742           95,615

     At the policy anniversary when the scheduled reduction is to occur, we will attempt to make a policy adjustment to maintain the face amount of $1,000,000 and the annual premium of $11,300. If the actual cash value with the annual premium is sufficient to provide at least one year of protection at the then current face amount, we will adjust your Policy, keeping your face amount and annual premium constant, either eliminating the scheduled reduction in the face amount or providing a reduction at a later policy anniversary.

     If we cannot make the adjustment to maintain the current face amount, the scheduled reduction in face amount will occur as scheduled; the resulting face amount will not be less than that guaranteed.

     THE LOWEST ANNUAL BASE PREMIUM ALLOWED FOR ANY PLAN OF INSURANCE IS $600. Subject to this limitation, the lowest premium you may choose for any specific amount of life insurance protection is a premium which will provide a level death benefit for a period which shall be the longer of ten years from the policy issue date or five years from the date of a policy adjustment. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years, as described in the table below:

YOUNGER INSURED'S   MINIMUM PLAN
    ISSUE AGE        (IN YEARS)
-----------------  ---------------
         66               9
         67               8
         68               7
         69               6
  70 or greater           5

     This is the minimum plan of insurance for any given face amount. The minimum initial face amount on a Policy is $200,000.

     POLICY ADJUSTMENTS

     Adjustable life insurance policies allow you to change the premium, face amount or the plan of insurance of the Policy after it is issued. SUBJECT TO THE LIMITATIONS DESCRIBED MORE FULLY BELOW, YOU CAN AT ANY TIME CHANGE THE FACE AMOUNT OF YOUR POLICY OR YOUR SCHEDULED PREMIUM. A change in scheduled premium or face amount will usually result in a change in the plan of insurance. Depending upon the change you request, the premium paying period may be lengthened or shortened for whole life plans or the plan may be converted from a whole life plan to a protection type plan which provides for a scheduled reduction in face amount at a future date. For Policies having a protection type plan, a change in face amount or premium may convert the Policy to a whole life plan by eliminating the scheduled decrease in face amount or it may change the time at which the decrease is scheduled to occur.

     CHANGES IN PREMIUM, FACE AMOUNT OR THE PLAN OF INSURANCE ARE REFERRED TO AS POLICY ADJUSTMENTS. THEY MAY BE MADE SINGLY OR IN COMBINATION WITH ONE ANOTHER.

     Policy adjustments can include:

          (1)  a partial surrender of a Policy's cash value;

          (2) an adjustment so that there are no further scheduled base premiums;

          (3) an automatic adjustment at the point when the face amount is scheduled to decrease; and

          (4) an automatic adjustment at the policy anniversary nearest the younger insured's age 70.

     When a Policy is adjusted, we compute a new plan of insurance, face amount or premium amount, if any. Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status."

     IN COMPUTING EITHER A NEW FACE AMOUNT OR NEW PLAN OF INSURANCE AS A RESULT OF AN ADJUSTMENT, WE WILL MAKE THE CALCULATION ON THE BASIS OF THE HIGHER OF THE POLICY'S "POLICY VALUE" OR ITS "TABULAR CASH VALUE" AT THE TIME OF THE CHANGE. The "policy value" is the actual cash value of the Policy plus the amount of any policy loan, while the "tabular cash value" is what the actual cash value of the Policy would have been if all scheduled premiums were paid annually on the premium due date, there were no policy adjustments or policy loans, any percentage increase in the actual cash value matched the Policy's assumed rate of return, the net investment experience of the sub-accounts selected by the owner or the interest credited to the guaranteed principal account matched the policy's assumed rate of return, the maximum cost of insurance charges were deducted once at the end of the policy year and other charges provided for in the Policy were deducted at the maximum amount. See, for a further description of these values, "Policy Values." If the policy value is higher than the tabular cash value, a policy adjustment will translate the excess value into enhanced insurance coverage, as either a higher face amount or an improved plan of insurance. IF THE POLICY VALUE IS LESS THAN THE TABULAR CASH VALUE, USE OF THE TABULAR CASH VALUE ENSURES THAT THE POLICY'S GUARANTEE OF A MINIMUM DEATH BENEFIT IS NOT IMPAIRED BY THE ADJUSTMENT.

     Any adjustment will result in a redetermination of a Policy's tabular cash value. After adjustment, the tabular cash value shall be equal to the greater of the policy value or the tabular cash value prior to that adjustment, plus any nonrepeating premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment.

     On adjustment, you may request a new Policy face amount. In the absence of instructions to the contrary, we will calculate the face amount after adjustment depending on the Policy's death benefit option and the type of adjustment. If the Policy has the Cash Option death benefit the new face amount will be equal to the face amount of the Policy less the amount of any partial surrender made as part of the adjustment. With the Protection Option death benefit, before age 70, the face amount after adjustment will be equal to the face amount of the Policy immediately prior to the adjustment. With the Protection Option death benefit after age 70, the face amount after adjustment will equal the face amount immediately prior to the adjustment less the amount of any partial surrender made as part of the adjustment.

     Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. Adjustments will not apply to any additional benefit agreements which are attached to your Policy. We will process your application for adjustment only within 30 days of the effective date of the change. Any adjustment will be effective on the date that it is approved by us and recorded at our home office.

     All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, scheduled premium, plan of insurance, attained ages and tabular cash value.

     RESTRICTIONS ON ADJUSTMENTS An adjustment must satisfy certain limitations on premiums, face amount and plan. Other limitations on adjustments and combinations of adjustments may also apply. THE CURRENT LIMITS ON ADJUSTMENTS ARE THOSE DESCRIBED HERE. WE RESERVE THE RIGHT TO CHANGE THESE LIMITATIONS FROM TIME TO TIME.

          (1) Any adjustment for a change of premium must result in a change of the annual premium of at least $300.

          (2) Any adjustment, other than a change to a stop premium, must result in a Policy with an annual base premium of at least $600.

          (3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $50,000, except for a partial surrender under the Policy or face amount changes which are required to satisfy limitations pertaining to plans of insurance. The face amount requested must be at least $200,000, except in the case of a reduction in face amount equal to the amount of a partial surrender.

          (4) If either insured is over age 85, increases in face amount requiring evidence of insurability may not be allowed.

          (5) An adjustment may not result in more than a paid-up whole life plan for the then current face amount.

          (6) Any adjustment involving an increase in premium may not result in a whole life plan of insurance requiring the payment of premiums for less than ten years or to the younger insured's age 100, if less.

          (7) After an adjustment involving a face amount increase requiring evidence of insurability or a premium increase, the Policy must provide a level face amount to the next policy anniversary after the later of: (a) five years from the date of adjustment; or (b) ten years from the date of issue. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years, as described on page 16.

          (8) After certain adjustments (an automatic adjustment at the younger insured's age 70, an automatic adjustment at the point when the face amount is scheduled to decrease, or an adjustment to stop premium), the Policy must have sufficient actual cash value to keep the Policy in force until the next policy anniversary.

          (9) After an adjustment other than those described in paragraphs (7) and (8) above, the Policy must provide a level face amount to the next policy anniversary after the later of: (a) two years from the date of adjustment; or (b) ten years from the date of issue. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years, as described on page 16.

          (10) If either insured is disabled and receiving, or are entitled to receive, waiver of premium benefits under a Waiver of Premium Agreement attached to this Policy, no adjustments will be permitted, except as provided in the Waiver of Premium Agreement.

     PROOF OF INSURABILITY We require proof of insurability for all adjustments resulting in an increase in face amount, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay sub-standard risk premiums when the policy is on stop premium, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount or premium and increases in premium not resulting in any increase in death benefit do not require evidence of insurability. We may require evidence of insurability when a nonrepeating premium is paid if the death benefit of your Policy increases as a result of the payment of a nonrepeating premium.

     CHARGES IN CONNECTION WITH POLICY ADJUSTMENTS In connection with a policy adjustment, we will make a special $95 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $95 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in premium, we will assess a new first year sales load on any increase in premium on adjustment. We will also assess an underwriting charge on any increase in face amount requiring evidence of insurability. See "Policy Charges." Limiting the first year sales load and underwriting charge to the increased premium or face amount is in substance the equivalent of issuing a new Policy for the increase.

The chart below illustrates the effects of certain policy adjustments:

                  ADJUSTMENT                                           EFFECT
---------------------------------------------  -----------------------------------------------------

Decrease the current face amount and keep      a scheduled decrease in the current face  amount,
the premiums the same                          if any, will take place at a later policy anniversary
                      OR
Keep the current face amount and increase                                OR
the premiums                                   a scheduled decrease in the face amount will be
                                               eliminated
                                                                         OR
                                               the premium paying period will be shortened

Increase the current face amount and keep the  a scheduled decrease in the current face
premiums the same                              amount, if any, will take place at an earlier
                     OR                        policy anniversary
Keep the current face amount and decrease the                           OR
premiums                                       a scheduled decrease in the face amount will
                     OR                        occur
Make a partial surrender and keep the                                   OR
premiums and face amount the same              the premium paying period will be lengthened

Stop base premium and keep the face amount     a scheduled decrease in the current face
the same                                       amount, if any, will take place at an earlier
                                               policy anniversary and no insurance will be
                                               provided after the decrease
                                                                        OR
                                               a scheduled decrease in the face amount will
                                               occur. However, you must continue to pay the
                                               charge for a sub-standard risk, or your Policy
                                               will lapse

     APPLICATIONS AND POLICY ISSUE

     This Policy is no longer issued after October 31, 2008. The following discussion is a summary of our procedures for issuing the Policy and is provided for the Policy owner's reference.

     Persons wishing to purchase a Policy must send a completed application to us at our home office. The minimum face amount we will issue on a Policy is $200,000 and we require an annual base premium on each Policy of at least $600. The minimum plan of insurance at policy issue is a protection plan which has a level face amount for a period of ten years. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years from the Policy date, as shown in the chart under "Adjustable Life Insurance." Both insureds must be between age 20 and age 85 inclusive when the Policy is issued. Before issuing any Policy, we require evidence of insurability satisfactory to us on both insureds. In some cases we will require a medical examination. Persons who present a lower mortality risk are offered the most favorable premium rates, while a higher premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.

     If we accept an application, accompanied by a check for all or at least one-twelfth of the annual premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. The policy date will be used to determine subsequent policy anniversaries and premium due dates.

     If we accept an application not accompanied by a check for the initial premium, a Policy will be issued with a policy date which is 25 days after the issue date. We have determined 25 days to be the normal time during which delivery of the Policy is expected to occur. We or our agent must receive the initial premium within 60 days after the issue date. No life insurance coverage is provided until the initial premium is paid. If the initial premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance you should consider requesting a current policy date, i.e., the date on which our home office receives the premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time you pay the initial premium.

     In certain circumstances it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which premium rates are based. In that case, all premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.

     When the Policy is issued, the face amount, premium, tabular cash values and a listing of any supplemental agreements are stated on the policy information pages of the policy form, page 1.

     POLICY PREMIUMS

     The Policy has a level scheduled premium until the second death or until the Policy becomes paid-up. We guarantee that we will not increase the amount of premiums for a Policy in force. Subject to the limitations discussed in "Restrictions on Adjustments" under "Policy Adjustments," you may choose to adjust the Policy at any time and alter the amount of future premiums.

     The initial premium required for a Policy was determined based on the Policy's initial face amount; the plan of insurance; the insureds' ages at issue; sex, risk classification and tobacco use of each insured and the additional benefits associated with the Policy.

     All scheduled premiums are payable on or before the date they are due and must be mailed to us at our home office. In some cases, you may elect to have premiums paid under our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as your bank approves.

     Scheduled premiums on the Policy are payable until the second death on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled premiums monthly under our automatic payment plan through pre-authorized transfers from your account at a bank or other financial institution, or if you meet the requirements to establish a payroll deduction plan through your employer. A scheduled premium may be paid no earlier than twenty days prior to the date that it is due. For premiums paid after the due date, see the paragraph following the heading "Lapse" in this section of the prospectus.

     Charges for additional benefits and for sub-standard risks are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and nonrepeating premiums to calculate net premiums.

     Net premiums are allocated to the guaranteed principal account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.

     In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. See "Federal Tax Status." To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

     You make your selection on your application for the Policy. You may change your allocation instructions for future premiums by giving us a written request, by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours, or by contacting us through our internet eService Center at www.minnesotalife.com. The allocation to the guaranteed principal account or to any sub-account of the Variable Life Account must be in multiples of 1 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of up to 30 days after Policy issue or an adjustment. In no event will the delay extend beyond the free look period applied to the Policy in the state in which it is issued. If we exercise this right, net premiums will be allocated to the Money Market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the free look period.

     We reserve the right to restrict the allocation of premiums to the guaranteed principal account. If we do so, no more than 50 percent of the net premium may be allocated to the guaranteed principal account. Currently, we do not exercise such a restriction, and this restriction is not applicable when you are allocating all of your premiums to the guaranteed principal account as a conversion privilege.

     NONREPEATING PREMIUMS The Policy also allows you to pay a premium called a nonrepeating premium. This payment of premium is in addition to the scheduled premium payments called for by the terms of the Policy. While the payment of a nonrepeating premium generally does not cause an adjustment to the Policy, any such payment will be reflected in the tabular cash value of the Policy at issue or upon any later adjustment. The payment of a nonrepeating premium will increase the policy values you have available for investment in the Fund.

     THE MAXIMUM NONREPEATING PREMIUM WE WILL ACCEPT IS THE AMOUNT SUFFICIENT TO CHANGE YOUR POLICY TO A PAID-UP WHOLE LIFE POLICY FOR THE THEN CURRENT FACE AMOUNT. We will bill annually, semi-annually or quarterly for nonrepeating premiums if a Policy has a total annual premium of at least $2,400 and if the total annual amount billed for nonrepeating premiums is at least $600. You may also arrange for monthly payments through an automatic payment plan through pre-authorized transfers from your account at a bank or other financial institution; in this situation, your base annual premium must be at least $2,400 and each nonrepeating premium must be at least $50. We may impose additional restrictions or refuse to permit nonrepeating premiums at our discretion.

     The payment of a nonrepeating premium may have federal income tax consequences. See "Federal Tax Status." To prevent your policy from becoming a modified endowment contract, we will hold certain billed non-repeating premiums in a non-interest bearing account until the billed due date, at which time we will allocate the non-repeating premium to the guaranteed interest account or the sub-accounts of the Variable Life Account.

     PAID-UP POLICIES A POLICY IS PAID-UP WHEN NO ADDITIONAL PREMIUMS ARE REQUIRED TO PROVIDE THE FACE AMOUNT OF INSURANCE. We may or may not accept additional premiums. When a Policy becomes paid-up, the policy value will then equal or exceed the net single premium needed to purchase an amount of insurance equal to the face amount of the Policy. However, its actual cash value will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes paid-up, it will always retain its paid-up status regardless of any subsequent decrease in its policy value. However, on a paid-up Policy with indebtedness, where the actual cash value decreases to zero, a loan repayment may be required to keep the Policy in force. See "Policy Loans" below.

     We will make a determination on each policy anniversary as to whether a Policy is paid-up. When a Policy becomes paid-up, we will send you a new page 1.

     LAPSE YOUR POLICY MAY LAPSE IN ONE OF TWO WAYS: (1) IF A SCHEDULED PREMIUM IS NOT PAID; OR (2) IF THERE IS NO ACTUAL CASH VALUE WHEN THERE IS A POLICY LOAN.

     As a scheduled premium policy, your Policy will lapse if a premium is not paid on or before the date it is due or within the 61-day payment period. You may pay that premium during the 61-day period immediately following the premium due date. Your premium payment, however, must be received in our home office within the 61-day payment period. The insurance provided by this Policy will continue during this 61-day period. If the second death occurs during the 61-day grace period, we will deduct unpaid policy charges for the 61-day grace period from the death proceeds.

     If a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable notwithstanding the adjustment to a stop premium mode. As with any scheduled premium, failure to pay the premium for the sub-standard risk within the grace period provided will cause the Policy to lapse.

     If scheduled premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the actual cash value has decreased to zero. However, should the actual cash value decrease to zero while there is an outstanding policy loan the Policy will lapse, even if the Policy was paid-up and all scheduled premiums had been paid.

     If the Policy lapses because not all scheduled premiums have been paid or if a Policy with a policy loan has no actual cash value, we will send you a notice of default that will indicate the payment required to keep the Policy in force on a premium paying basis. If the payment is not received within 31 days after the date of mailing the notice of default, the Policy will terminate or the nonforfeiture benefits will apply. See "Avoiding Lapse" below.

     If at the time of any lapse a Policy has a surrender value, that is, an amount remaining after subtracting from the actual cash value all unpaid policy charges, we will use it to purchase extended term insurance. The extended term benefit is a fixed life insurance benefit calculated on the 1980 Commissioners Standard Ordinary Mortality Tables with 4 percent interest. As an alternative to the extended term insurance, you may have the surrender value paid to you in a single sum payment, thereby terminating the Policy. We will notify you that you must request a single sum payment of your surrender value within 62 days of the date of the first unpaid premium, or we will apply it to purchase extended term insurance, payable at the second death.

     We determine the duration of the extended term benefit by applying the surrender value of your Policy as of the end of the grace period as a net single premium to buy fixed benefit term insurance. The extended term benefit is not provided through the Variable Life Account and the death benefit will not vary during the extended term insurance period. The amount of this insurance will be equal to the face amount of your Policy, less the amount of any policy loans at the date of lapse. During the extended term period a Policy has a surrender value equal to the reserve for the insurance coverage for the remaining extended term period. At the end of the extended term period all insurance provided by your Policy will terminate and the Policy will have no further value.

     You may arrange for automatic premium loans to keep the Policy in force in the event that a scheduled premium payment is not made. See "Policy Loans."

     REINSTATEMENT DUE TO CHANGES IN THE FEDERAL TAX LAW, IF YOU REQUEST TO REINSTATE YOUR POLICY MORE THAN NINETY (90) DAYS AFTER IT HAS LAPSED, WE WILL NO LONGER BE ABLE TO REINSTATE THE POLICY. SEE "FEDERAL TAXES." AT ANY TIME WITHIN THREE YEARS FROM THE DATE OF LAPSE YOU MAY ASK US TO RESTORE YOUR POLICY TO A PREMIUM PAYING STATUS. We will require:

          (1)  your written request to reinstate the Policy;

          (2) that you submit to us at our home office during the lifetime of both insureds evidence satisfactory to us of the insurability of both insureds so that we may have time to act on the evidence during the lifetime of both insureds; and

          (3) at our option a premium payment which is equal to all overdue premiums with interest at a rate not to exceed 6 percent per annum compounded annually and any policy loan in effect at the end of the grace period following the date of default with interest at a rate not exceeding 8 percent per annum compounded annually. At the present time we do not require the payment of all overdue premiums, or the payment of interest on reinstated loans.

     If your Policy is reinstated, it will be contestable for two years from the date of reinstatement as to representations contained in your request to reinstate.

     AVOIDING LAPSE If your Policy has sufficient loan value, you can avoid a lapse due to the failure to pay a scheduled premium by arranging for an automatic premium loan. The effect of a policy loan on policy values and the restrictions applicable thereto are described under "Policy Loans." An automatic premium loan is particularly advantageous for a policy owner who contemplates early repayment of the amount loaned, since it permits the policy owner to restore policy values without additional sales and underwriting charges. Automatic premium loans for the long term are generally not advantageous.

     You may also avoid a lapse by adjusting your Policy to a zero base premium. We call this the stop premium mode. We will use the greater of your policy value or tabular cash value to determine a new plan of insurance based on the greater of the then current face amount or death benefit of the Policy and the assumption that no further base premiums will be paid. The new plan may be a term or protection plan, but unlike other term plans there will be no reduced face amount of coverage at the end of the protection period, because no further premiums will be payable. If at that time the Policy has a surrender value, we will use it to purchase extended term coverage or we will pay it to you in a single sum thereby terminating the Policy.

     The insurance coverage resulting from an adjustment to a stop premium mode is similar to the coverage available under the extended term option. Under both, the coverage is available only for a limited period of time. There are, however, fundamental differences between the two. Extended term coverage is a fixed benefit with fixed cash values providing a longer guaranteed period of coverage than the same amount applied as a stop premium. The stop premium mode provides variable insurance with an actual cash value and, under the Protection Option, a death benefit that will vary with the actual cash value. Because the actual cash value continues to exist, we will continue to assess policy charges against the actual cash value while the Policy is on stop premium. For example, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable.

     There are also other differences which should be considered. In general, if you contemplate resuming premium payments at a future date, the stop premium mode may be more desirable in that you may resume premium payments at any time without evidence of insurability. The reinstatement option available during the extended term period requires proof of insurability and must be exercised within three years following the date of lapse.

     If you do not contemplate resuming premium payments, your choice between permitting your Policy to lapse and adjusting it to a stop premium mode should depend on, first, whether the surrender value of your Policy at that time exceeds its tabular cash value and, second, whether you expect your Policy's policy value to exceed its tabular cash value in the future. If at the time of possible lapse your Policy's surrender value is less than its tabular cash value, you should consider adjusting to a stop premium mode because the period of insurance coverage will be based on the higher tabular cash value while the period of extended term coverage upon lapse would be computed on the basis of the lower surrender value. If the two values are the same, the period of guaranteed coverage under the extended term option will be longer than under the stop premium mode. Thus, you should be sure that the benefit of using the higher tabular cash value is not offset by the shorter period of guaranteed insurance coverage usually resulting from the stop premium mode.

     On the other hand, if the surrender value of your Policy exceeds its tabular cash value, you should evaluate the benefit of a guaranteed longer period of insurance coverage under the extended term option against the possibility of longer coverage under the stop premium mode. With the stop premium mode there may be an available policy value at the end of the plan which could be used to continue the face amount of the Policy to a later time than provided under the extended term option. In considering this possibility, you should keep in mind that a Policy with the Cash Option death benefit is more likely to have a higher policy value than a comparable Policy with the Protection Option death benefit.

     POLICY VALUES

     The Policy has an actual cash value which varies with the investment experience of the guaranteed principal account and the sub-accounts of the Variable Life Account.

     The actual cash value equals the Policy's interest in the guaranteed principal account and the sub-accounts of the Variable Life Account. It is determined separately for your guaranteed principal account actual cash value and for your separate account actual cash value. THE SEPARATE ACCOUNT ACTUAL CASH VALUE will include all sub-accounts of the Variable Life Account.

     Unlike a traditional fixed benefit life insurance policy, a Policy's actual cash value cannot be determined in advance, even if scheduled premiums are made when required, because the separate account actual cash value varies daily with the investment performance of the sub-accounts. EVEN IF YOU CONTINUE TO PAY SCHEDULED PREMIUMS WHEN DUE, THE SEPARATE ACCOUNT ACTUAL CASH VALUE OF A POLICY COULD DECLINE TO ZERO BECAUSE OF UNFAVORABLE INVESTMENT EXPERIENCE AND THE ASSESSMENT OF CHARGES. Upon request, we will tell you the actual cash value of your Policy. We will also send you a report each year on the policy anniversary advising you of your Policy's actual cash value, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information in the report will be current as of a date within two months of its mailing. You may also access information regarding your Policy's current cash value through our Internet Service Center at www.minnesotalife.com.

     THE GUARANTEED PRINCIPAL ACCOUNT ACTUAL CASH VALUE is the sum of all net premium payments allocated to the guaranteed principal account. This amount will be increased by any interest, dividends, loan repayments, policy loan interest credits and transfers into the guaranteed principal account. This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against your guaranteed principal account actual cash value. Interest is credited on the guaranteed principal account actual cash value of your Policy. We credit interest daily at a rate of not less than 4 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, we will credit additional amounts of interest to the guaranteed principal account actual cash value. YOUR GUARANTEED PRINCIPAL ACCOUNT ACTUAL CASH VALUE IS GUARANTEED BY US. It cannot be reduced by any investment experience of the general account.

     We determine each portion of a Policy's separate account actual cash value separately. The separate account actual cash value is not guaranteed. WE DETERMINE THE SEPARATE ACCOUNT ACTUAL CASH VALUE BY MULTIPLYING THE CURRENT NUMBER OF SUB-ACCOUNT UNITS CREDITED TO A POLICY BY THE CURRENT SUB-ACCOUNT UNIT VALUE. A unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive your premium at our home office.

     Once determined, the number of units credited to your Policy will not be affected by changes in the unit value. However, the number will be increased by the allocation of subsequent net premiums, nonrepeating premiums, dividends, loan repayments, loan interest credits and transfers to that sub-account. The number of units will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero on a policy surrender, the purchase of extended term insurance or termination.

     The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

     The net investment factor for a valuation period is: the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of 0.50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:

          (1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current valuation period; plus

          (2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

          (3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

     We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

          (1) days on which changes in the value of the Funds' portfolio securities will not materially affect the current net asset value of the Funds' shares,

          (2) days during which no Funds' shares are tendered for redemption and no order to purchase or sell the Funds' shares is received by the Fund, and

          (3) customary national business holidays on which the New York Stock Exchange is closed for trading.

     Although the actual cash value for each Policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations on the date of the second death and on a policy adjustment, surrender, and lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against your actual cash value, namely the administration charge not to exceed $15 per month, the face amount guarantee charge not to exceed 3 cents per thousand of face amount per month, and the cost of insurance charge. Increases or decreases in policy values will not be uniform for all Policies but will be affected by policy transaction activity, cost of insurance charges and the existence of policy loans.

     TRANSFERS The Policy allows for transfers of the actual cash value between the guaranteed principal account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time or you may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar amounts or percentages to be made periodically among the sub-accounts and the guaranteed principal account. One type of systematic transfer is known as an automatic portfolio rebalancing ("APR"). Following your written instructions as to the percentage of your actual cash value you wish to have in each of your sub-accounts, we will transfer amounts to and from those sub-accounts to achieve the percentages you desire.

     WE RESERVE THE RIGHT TO LIMIT THE AMOUNT TO BE TRANSFERRED TO OR FROM A SUB-ACCOUNT OR THE GUARANTEED PRINCIPAL ACCOUNT TO AT LEAST $250. If the actual cash value is less than $250, the entire actual cash value attributable to that sub-account or the guaranteed principal account must be transferred. If a transfer would reduce the actual cash value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account actual cash value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the valuation period during which your written or telephone request is received at our home office. A transfer is subject to a transaction charge, not to exceed $25, for each transfer of actual cash value among the sub-accounts and the guaranteed principal account. Currently there is no charge for transfers. None of these requirements will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

     Your instructions for transfer may be made in writing or you, or your agent if authorized by you, may make such changes by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. Policy owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission at (651) 665-6955. Requests for one-time transfer, one-time rebalance, and allocation of net premium changes may also be submitted through our internet eService Center at www.minnesotalife.com.

     Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, you may have difficulty making a telephone or internet request due to a heavy volume of telephone calls or internet activity. In such a circumstance, you should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact us.

     With all telephone or internet transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone or internet transfer.

     The maximum amount of actual cash value to be transferred out of the guaranteed principal account to the sub-accounts of the Variable Life Account may be limited to 20 percent of the guaranteed principal account balance. Transfers to or from the guaranteed principal account may be limited to one such transfer per policy year. Neither of these restrictions will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

     Transfers from the guaranteed principal account may be made by a written or telephone request or through the internet. Your request must be received by us or postmarked in the 30-day period before or after the last day of the policy year. Currently, we do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after we approve and record them at our home office.

     MARKET-TIMING AND DISRUPTIVE TRADING This Policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market-timing." Market-timing activity and frequent trading in your Policy can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term policy owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market-timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this Policy if you intend to engage in market-timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for policy owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market-timing activity do not go into effect until after we have identified such activity.

     We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more policy owners is or would be to the disadvantage of other policy owners. Any new restriction that we would impose will apply to your Policy without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your Policy. We will consider one or more of the following factors:

          -    the dollar amount of the transfer(s);

          - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

          - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

          -    the number of transfers in the previous calendar quarter;

          - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only and may require your signature. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your Policy will be permanent.

     In addition to our market-timing procedures, the underlying portfolios may have their own market-timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, policy owners and other persons with interests under the policies should be aware that we may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific policy owners who violate the market-timing policies established by the portfolios.

     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

     DEATH BENEFIT OPTIONS

     The death benefit provided by the Policy depends upon the death benefit option you choose. You may choose one of two available death benefit options -- the CASH OPTION or the PROTECTION OPTION. If you fail to make an election, the Cash Option will be in effect. The scheduled premium for a Policy is the same no matter which death benefit option you choose. At no time will the death benefit be less than the larger of the then current face amount or the amount of insurance that could be purchased using the policy value as a net single premium.

     CASH OPTION Under the Cash Option, the death benefit will be the current face amount at the time of the second death. The death benefit will not vary unless the policy value exceeds the net single premium for the then current face amount. At that time, the death benefit will be the greater of the face amount of the Policy or the amount of insurance which could be purchased at the date of the second death by using the policy value as a net single premium.

     PROTECTION OPTION The death benefit provided by the Protection Option will vary with the investment experience of the allocation options you select, any interest credited as a result of a policy loan and the extent to which we assess lower insurance charges than those maximums derived from the 1980 Commissioners Standard Ordinary Mortality Tables.

     Before the policy anniversary nearest the younger insured's age 70, and with both the Protection Option and the Amended Protection Option, if you have chosen that Option, the amount of the death benefit is equal to the policy value, plus the larger of:

          (a)  the then current face amount; and

          (b) the amount of insurance which could be purchased using the policy value as a net single premium.

     At the policy anniversary nearest the younger insured's age 70, we will automatically adjust the face amount of your Policy to equal the death benefit immediately preceding the adjustment. The Protection Option is only available until the policy anniversary nearest the younger insured's age 70; at that time we will convert the death benefit option to the Cash Option. With the Amended Protection Option, after the policy anniversary nearest the younger insured's age 70, the amount of the death benefit is equal to the current face amount or, if the policy value is greater than the tabular cash value (as described under "Policy Adjustments") at the date of the second death, the current face amount plus an additional amount of insurance which could be purchased by using that difference between values as a net single premium.

     CHOOSING THE DEATH BENEFIT OPTION The different death benefit options meet different needs and objectives. If you are satisfied with the amount of your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing actual cash values, you should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence your selection. In the event of a superior policy performance, the Cash Option will result in a Policy becoming paid-up more rapidly than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit provided under that option. However, under the Cash Option favorable policy experience does not increase the death benefit unless the policy value exceeds the net single premium for the then current face amount, and the beneficiary will not benefit from any larger actual cash value which exists at the time of the second death because of the favorable policy experience.

     You may change the death benefit option while the Policy is in force by filing a written request with us at our home office. We may require that you provide us with satisfactory evidence of the insurability of both insureds before we make a change to the Protection Option. The change will take effect when we approve and record it in our home office. A change in death benefit option may have federal income tax consequences. See "Federal Tax Status."

     POLICY LOANS

     You may borrow from us using only your Policy as the security for the loan. THE TOTAL AMOUNT OF YOUR LOAN MAY NOT EXCEED 90 PERCENT OF YOUR POLICY VALUE. A loan taken from, or secured by a Policy, may have federal income tax consequences. See "Federal Tax Status."

     The policy value is the actual cash value of your Policy plus any policy loan. Any policy loan paid to you in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. If you call us you will be asked, for security purposes, for your personal identification and policy number. The Policy will be the only security required for your loan. We will determine your policy value as of the date we receive your request at our home office.

     When you take a loan, we will reduce both the death benefit and the actual cash value by the amount you borrow and any unpaid interest. Unless you direct us otherwise, we will take the policy loan from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. The number of units to be sold will be based upon the value of the units as of the end of the valuation period during which we receive your loan request at our home office. This amount shall be transferred to the loan account. The loan account continues to be part of the Policy in the general account. A policy loan has no immediate effect on policy value since at the time of the loan the policy value is the sum of your actual cash value and any policy loan.

     The actual cash value of your Policy may decrease between premium due dates. Unfavorable investment experience and the assessment of charges could cause your separate account actual cash value to decline to zero. IF YOUR POLICY HAS INDEBTEDNESS AND NO ACTUAL CASH VALUE, THE POLICY WILL LAPSE and there may be adverse tax consequences; see "Federal Tax Status." In this event, to keep your Policy in force, you will have to make a loan repayment. We will give you notice of our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice.

     POLICY LOAN INTEREST The interest rate on a policy loan will not be more than the rate shown on page 1 of your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered.

     Policy loan interest is due:

          -    on the date of the second death

          - on a policy adjustment, surrender, lapse, a policy loan transaction

          -    on each policy anniversary.

     If you do not pay the interest on your loan in cash, your policy loan will be increased and your actual cash value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.

     We will also credit interest to your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than your policy loan interest rate minus 2 percent per year. We allocate policy loan interest credits to your actual cash value as of the date of the second death, on a policy adjustment, surrender, lapse, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed principal account and separate account following your instructions to us for the allocation of net premiums.

     Currently, the loan account credits interest, as described above, at a rate which is not less than your policy loan interest rate minus 2 percent per year. However, depending on the insured's age and the period of time that the Policy has been in force, we may credit the Policy with interest at a more favorable rate. Under our current procedures, if all the conditions are met, we will credit your loan at a rate which is equal to the policy loan rate minus 0.25 percent per year. The conditions which must be met are: (a) the age of either insured must be age 55 or older as of the last policy anniversary; and (b) the number of years during which the Policy has been in force as a VAL-SD Policy, must be greater than or equal to 10.

     Policy loans may also be used as automatic premium loans to keep your Policy in force if a premium is unpaid at the end of the 31-day grace period immediately following the premium due date. If you asked for this service in your application, or if you write us and ask for this service after your Policy has been issued, we will make automatic premium loans. You can also write to us at any time and tell us you do not want this service. If you have this service and you have not paid the premium that is due before the end of the grace period, we will make a policy loan to pay the premium. Interest on such a policy loan is charged from the date the premium was due. However, in order for an automatic premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly premium. If the loan value is not enough to pay at least a quarterly premium, your Policy will lapse.

     POLICY LOAN REPAYMENTS If your Policy is in force, you can repay your loan in part or in full at any time before the second death. Your loan may also be repaid within 60 days after the date of the second death, if we have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under our automatic payment plan where loan repayments are in an amount of at least $25.

     We allocate loan repayments to the guaranteed principal account until all loans from the guaranteed principal account have been repaid. Thereafter, we allocate loan repayments to the guaranteed principal account or the sub-accounts of the Variable Life Account as you direct. In the absence of your instructions, we will allocate loan repayments to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

     Loan repayments reduce your loan account by the amount of the loan repayment.

     A policy loan, whether or not it is repaid, will have a permanent effect on the policy value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the policy value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the policy value will be greater than if no loan had been made.

     SURRENDER

     You may request a surrender or partial surrender of your Policy at any time while either insured is living. The surrender value of the Policy is the actual cash value minus unpaid policy charges which are assessed against actual cash value. We determine the surrender value as of the end of the valuation period during which we receive your surrender request at our home office. You may surrender the Policy by sending us the Policy and a written request for its surrender. You may request that the surrender value be paid to you in cash or, alternatively, be applied on a settlement option or to provide extended term insurance.

     We will also permit a partial surrender of the actual cash value of the Policy in any amount of $500 or more. In addition, the amount of a partial surrender may not exceed the amount available as a policy loan.

     With the Cash Option death benefit, if the Policy is not paid-up, the face amount of the Policy will be reduced by the amount of the partial surrender. If the Policy is paid-up, the death benefit will be reduced so as to retain the same ratio between the policy value and the death benefit of the Policy as existed prior to the partial surrender.

     With the Protection Option death benefit, the face amount of the Policy is not changed by the amount of the partial surrender. However, if the Policy is not paid-up, the death benefit of the Policy will be reduced by the amount of the partial surrender; if the Policy is paid-up, the death benefit of the Policy will be reduced so as to retain the ratio between the policy value and the death benefit of the Policy as existed prior to the partial surrender.

     We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial withdrawal from a Policy, which is on stop premium, is being used to pay premiums for sub-standard risks or premiums on any benefits and riders issued as part of the Policy. Transaction fees otherwise applicable to such a partial surrender are also waived.

     On a partial surrender, you may tell us which Variable Life Account sub-accounts from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed principal account. If you do not, we will deduct partial surrenders from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. We will tell you, on request, what amounts are available for a partial surrender under your Policy.

     We will pay a surrender or partial surrender as soon as possible, but not later than seven days after our receipt of your written request for surrender. However, if any portion of the actual cash value to be surrendered is attributable to a premium or nonrepeating premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount you receive on surrender may be more or less than the total premiums paid for your Policy.

     FREE LOOK

     It is important to us that you are satisfied with any policy adjustments to increase the premium. If you are not satisfied, you may return the premium increase adjustment to us or your agent by the later of:

          (1)  ten days after you receive the policy adjustment;

          (2)  45 days after you have signed the policy change application; or

          (3)  ten days after we mail you a notice of your right of withdrawal.

     If the Policy is adjusted, as described under "Policy Adjustments," and if the adjustment results in an increased premium, you will have a right to examine the Policy and you may return the Policy within the time periods stated above. If you return the Policy, the requested premium adjustment will be cancelled. You will receive a refund of the additional premiums paid within seven days of the date we receive your notice of cancellation for that adjustment.

     CONVERSION

     As a conversion privilege, you can obtain fixed insurance coverage by transferring all of the policy value to the guaranteed principal account and thereafter allocating all premiums to that account.

     POLICY EXCHANGE

     So long as both insureds are alive, you may ask us to exchange this Policy for two individual policies, insuring each of the insureds separately. We will require evidence of insurability to make the exchange. The two new policies will be issued on the variable or fixed policy form we are using on the date of the exchange; each new policy will have one-half the death benefit, cash value, loan and dividends of this Policy.

     POLICY CHARGES

     PREMIUM CHARGES Premium charges vary depending on whether the premium is a scheduled premium or a nonrepeating premium. Generally, the word "premium" when used in this prospectus means a scheduled premium only. Charges for sub-standard risks and for additional agreements are deducted from the premium, to calculate the base premium. The SUB-STANDARD RISK CHARGE is for providing the death benefit for policies whose mortality risks exceed the standard. Charges for additional agreements are shown in the Summary Fee Tables under "Summary of Benefits and Risks."

     From base premiums we deduct a sales load, an underwriting charge, a premium tax charge and a federal tax charge.

          (1) The SALES LOAD consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premiums, scheduled to be paid in the 12-month period following either the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. It will also apply only to that portion of an annual base premium necessary for an original issue whole life plan of insurance. In other words, for base premiums greater than this whole life premium, the amount of the base premium in excess of such whole life base premium will be subject only to the 7 percent basic sales load.

               Only adjustments that involve an increase in base premium will result in additional first year sales load being assessed on that increase in premium. If any adjustment occurs during a period when a first year sales load is being collected and the adjustment results in an increase in base premium, an additional first year sales load, not to exceed 23 percent of the increase in base premium, will be added to the uncollected portion of the first year sales load that was being collected prior to the adjustment. This total amount of first year sales load will then be collected during the 12-month period following the adjustment.

               If any adjustment occurs during the 12-month period when a first year sales load is being collected and the adjustment does not result in an increase in base premium, the first year sales load percentage, not to exceed 23 percent, that was in effect prior to the adjustment is multiplied by the base premium in effect after the adjustment; this number is then multiplied by a fraction equal to the number of months remaining in the previous 12-month period divided by 12. This amount of first year sales load will then be collected during the 12-month period following the adjustment.

               All of the sales load charges are designed to average not more than 9 percent of the base premiums over the lesser of: the joint life expectancy of the insureds at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary. For examples of how we compute sales load charges, see the Appendix A "Example of Sales Load Computations."

               The sales load is designed to compensate us for distribution expenses incurred with respect to the Policies. The amount of the sales load in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

               It should be noted that the sales load charges are designed to be spread over time and they assume a continuation of the Policy. Early adjustment of the Policy to lower premium levels or early surrender of policy values will have the effect of increasing the portion of premium payments used for sales load charges. In addition, because a first year sales load is applied to increases in premium, a pattern of increases and decreases in premium should be avoided.

          (2) The UNDERWRITING CHARGE currently is an amount not to exceed $10 per $1,000 of face amount of insurance. This amount may vary by the age of the insureds and the premium level for a given amount of insurance. This charge is made ratably from premiums scheduled to be paid during the first policy year and during the twelve months following certain policy adjustments. The underwriting charge is designed to compensate us for the administrative costs associated with issuance or adjustment of the Policies, including the cost of processing applications, conducting medical exams, classifying risks, determining insurability and risk class and establishing policy records. This charge is not guaranteed, so that on a policy adjustment the then current underwriting charge will apply to any increase in face amount which requires new evidence of insurability. In the event of a policy adjustment which results in a face amount increase and no base premium, you must remit the underwriting charge attributable to the policy adjustment to us prior to the effective date of the adjustment. Otherwise we will assess the charge against your actual cash value as a transaction charge on adjustment.

          (3) The PREMIUM TAX CHARGE of 2.5 percent is deducted from each base premium. This charge is designed to cover the aggregate premium taxes we pay to state and local governments for this class of policies. Currently premium taxes imposed by the states vary from
               0.50 percent to 4.0 percent. We do not guarantee this charge and it may be increased in the future, but only as necessary to cover our premium tax expenses.

          (4) The FEDERAL TAX CHARGE of 1.25 percent is deducted from each base premium. This charge is designed to cover a federal tax related to premium payments. This charge is not guaranteed and may be increased in the future, but only as necessary to cover the federal tax related to premium payments.

     NONREPEATING PREMIUMS Nonrepeating premiums are currently subject to the
     2.5 percent premium tax charge and the 1.25 percent federal tax charge, but not to a sales load charge. We do not assess an underwriting charge against nonrepeating premiums.

     ACTUAL CASH VALUE CHARGES In addition to deductions from premiums and nonrepeating premiums, we assess from the actual cash value of a Policy an administration charge, the face amount guarantee charge, certain transaction charges and the cost of insurance charge. These charges are as follows:

          (1) The ADMINISTRATION CHARGE is designed to cover certain of our administrative expenses, including those attributable to the records maintained for your Policy. The administration charge is guaranteed not to exceed $15 per month. Currently we charge $10 per month.

          (2) The FACE AMOUNT GUARANTEE CHARGE is guaranteed not to exceed 3 cents per thousand dollars of face amount per month. Currently we charge 2 cents per thousand dollars. This charge is designed to compensate us for our guarantee that the death benefit will always be at least equal to the current face amount in effect at the time of the second death regardless of the investment performance of the sub-accounts in which net premiums have been invested. The face amount of a Policy at issue or adjustment and the appropriate premium therefore reflect a "tabular cash value" (as described under "Policy Adjustments") based upon an assumed annual rate of return of 4 percent. If the policy value is less than the tabular cash value at the time of the second death, it will not be sufficient to support the face amount of the Policy under the actuarial assumptions made in designing the Policy. The face amount guarantee is a guarantee that the face amount will be available as a death benefit notwithstanding the failure of the Policy to perform in accordance with the assumptions made in its design. Thus, even if the policy value should be less than the amount needed to pay the deductions to be made from the actual cash value on the next monthly policy anniversary, see discussion below, the Policy's guaranteed death benefit will remain in effect and the Policy will remain in force.

          (3) The COST OF INSURANCE CHARGE compensates us for providing the death benefit under a Policy. The minimum guaranteed monthly charge is $0.00 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk. The charge is calculated by multiplying the net amount at risk under your Policy by a rate which is based on the age, gender, risk class, allocation of policy value and the tobacco use of each insured. The rate also reflects the plan of insurance and any policy adjustments since issue. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, lapse rates, taxes, investment earnings and profit considerations. The rate is guaranteed not to exceed the maximum charges for mortality derived from the 1980

               Commissioners Standard Ordinary Mortality Tables. The net amount at risk is the death benefit under your Policy less your policy value. The net amount at risk varies with investment performance, payment of premiums and policy charges. Where circumstances require, we will base our rates on "unisex," rather than sex-based, mortality tables.

          (4) The TRANSACTION CHARGES are for expenses associated with processing transactions. There is a POLICY ADJUSTMENT TRANSACTION CHARGE of $95 for each policy adjustment (a change in premium, face amount or plan of insurance).

               We also reserve the right to make a TRANSFER TRANSACTION CHARGE, not to exceed $25, for each transfer of actual cash value among the guaranteed principal account and the sub-accounts of the Variable Life Account. Currently, no transfer transaction charge is assessed.

               If the only policy adjustment is a partial surrender, the PARTIAL SURRENDER TRANSACTION CHARGE shall be the lesser of $95 or 2 percent of the amount surrendered.

     We assess administration, face amount guarantee and cost of insurance charges against your actual cash value on the monthly policy anniversary. In addition, we assess such charges on the occurrence of the second death, policy surrender, lapse or a policy adjustment.

     We assess transaction charges against your actual cash value at the time of a policy adjustment or when a transfer is made. In the case of a transfer, the charge is assessed against the amount transferred.

     Ordinarily, we assess charges against your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. However, if you instruct us in writing, we will assess the administration charge and the cost of insurance charge against the guaranteed principal account or the sub-account(s) that you specify.

     SEPARATE ACCOUNT CHARGES We assess a mortality and expense risk charge directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each valuation date at an annual rate of 0.50 percent of the average daily net assets of the Variable Life Account.

     PORTFOLIO COMPANY CHARGES Charges are deducted from and expenses paid out of the assets of the Fund Portfolio Companies, as described in the prospectuses for those companies.

     CHARGES FOR AGREEMENTS We assess the following monthly charges for supplemental insurance benefits that you may add to your Policy by
     Agreement:

     WAIVER OF PREMIUM AGREEMENT -- The minimum guaranteed annual charge is $0.15 per $1,000 of face amount and the maximum guaranteed annual charge is $11.24 per $1,000 of face amount.

     ESTATE PRESERVATION AGREEMENT -- The minimum guaranteed annual charge is $0.05 per $1,000 of agreement coverage before term election and the maximum guaranteed annual charge is $0.30 per $1,000 of agreement coverage before term election.

     SINGLE TERM LIFE AGREEMENT -- The minimum guaranteed annual charge is $0.80 per $1,000 of coverage amount and the maximum guaranteed annual charge is $590.00 per $1,000 of coverage amount.

     OTHER POLICY PROVISIONS

     BENEFICIARY When we receive proof satisfactory to us of the second death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request as provided below. You must give us proof of the first death as soon as is reasonably possible, even though no death benefit is payable at the first death.

     If a beneficiary dies before the second death, that beneficiary's interest in the Policy ends with that beneficiary's death. Only those beneficiaries who are living at the second death will be eligible to share in the death proceeds. If no beneficiary is living at the second death we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

     If both insureds die under circumstances which make it impossible to determine the order of their deaths, we will assume that the older insured died first.

     You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

     Your written request will not be effective until it is recorded in our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the second death occurs before the request has been so recorded, the request will not be effective as to those death proceeds we have paid before your request was recorded in our home office records.

     PAYMENT OF PROCEEDS The amount payable as death proceeds upon the second death will be the death benefit provided by the Policy, plus any additional insurance provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the Cash Option is in effect at the second death, we will pay to the beneficiary any part of a paid premium that covers the period from the end of the policy month in which the second death occurred to the date to which premiums are paid. Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of the second death, we will determine the amount of payment as of the end of the valuation period during which a request is received at our home office.

     We reserve the right to defer policy payments, including policy loans, for up to six months from the date of your request, if such payments are based upon policy values which do not depend on the investment performance of the Variable Life Account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay you interest at 3 percent per year for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the Variable Life Account, we may defer payment only:

          (1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or

          (2) when the SEC has determined that a state of emergency exists which may make such payment impractical.

     SETTLEMENT OPTIONS The proceeds of a Policy will be payable if the Policy is surrendered, or we receive proof satisfactory to us of the second death. These events must occur while the Policy is in force. We will pay the proceeds at our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to our home office.

     We will pay interest on single sum death proceeds from the date of the second death until the date of payment. Interest will be at an annual rate determined by us, but never less than 3 percent.

     The proceeds of a Policy may be paid in other than a single sum and you may, before the second death, request that we pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both you and us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right and only if the periodic installment or interest payment is at least $20.

     Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.

     OPTION 1 -- INTEREST PAYMENTS

     We will pay interest on the proceeds at such times and for a period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

     OPTION 2 -- PAYMENTS FOR A SPECIFIED PERIOD

     We will make payments for a specified number of years. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for periods not shown and current rates are available from us at your request.

     OPTION 3 -- LIFE INCOME

     We will make payments monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for ages not shown and current rates are available from us at your request.

     OPTION 4 -- PAYMENTS OF A SPECIFIED AMOUNT

     We will pay a specified amount until the proceeds and interest are fully paid.

     If you request a settlement option, you will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless you elect otherwise, a beneficiary may select a settlement option after the second death.

     The minimum amount of interest we will pay under any settlement option is 3 percent per year. Additional interest earnings, if any, on deposits under a settlement option will be payable as we determined.

     ASSIGNMENT The Policy may be assigned. The assignment must be in writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

     MISSTATEMENT OF AGE If the date of birth of either insured has been misstated, we will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured's correct date of birth.

     INCONTESTABILITY After a Policy has been in force during the lifetimes of both insureds for two years from the original policy date, we cannot contest the Policy, except for fraud or for nonpayment of premium. However, if there has been a face amount increase or a reinstatement for which we required evidence of insurability, we may contest that increase or the reinstatement for two years with respect to information provided at that time, during the lifetimes of both insureds, from the effective date of the increase or the reinstatement.

     SUICIDE If either insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy. If there has been a face amount increase for which we required evidence of insurability, and if either insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for such increase.

     DIVIDENDS Each year, if your Policy is a participating policy, we will determine if this class of Policies and your Policy will share in our divisible surplus. We call your share of this participation a dividend. We do not anticipate that dividends will be declared with respect to these Policies.

     Dividends, if received, may be added to your actual cash value or, if you so elect, they may be paid in cash.

     We will allocate any dividend applied to actual cash value to the guaranteed principal account or to the sub-accounts of the separate account in accordance with your instructions for new premiums. In the absence of instruction, we will allocate dividends to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those actual cash values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

     REPORTS At least once each year we will send you a report. This report will include the actual cash value, the face amount and the variable death benefit as of the date of the report. It will also show the premiums paid during the policy year, policy loan activity and the policy value. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

     ADDITIONAL BENEFITS

     You may be able to obtain additional policy benefits subject to underwriting approval. We will provide these benefits by a rider to the Policy, which will require the payment of additional premium.

     WAIVER OF PREMIUM AGREEMENT provides for the payment of policy premium in the event of a covered insured's disability. You may add the Waiver of Premium coverage on either or both insureds.

     SINGLE LIFE TERM INSURANCE AGREEMENT allows you to purchase a specified amount of additional insurance, on one, specific, named insured. The insurance provided is term insurance, renewable to age 90 and convertible to any whole life or adjustable life policy form we are then offering. The premiums are indeterminate, which means that there is a table of renewal premiums that we currently charge, along with a table of guaranteed renewal premiums which are the maximums which we can charge. This agreement is most useful in situations where there is also an insurance need at the death of the first insured.

     ESTATE PRESERVATION AGREEMENT permits you to purchase additional four-year term insurance on the death of the designated insured, without evidence of insurability. This right extends for a period of 90 days after the death of that person. Typically, the person you designate will be the younger of the two persons insured under this Policy. In the event that both insureds under this Policy die simultaneously, we will pay nothing under this Agreement. The Estate Preservation Agreement is useful if there is a need to have the Policy owned initially by one or both of the insureds and subsequently to change the ownership to a trust.

     EXTENDED MATURITY AGREEMENT does not require any additional premium and provides for the continuation of the Policy beyond the maturity age of the insured.

OTHER MATTERS

     FEDERAL TAX STATUS

     INTRODUCTION The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.

     TAXATION OF MINNESOTA LIFE AND THE VARIABLE LIFE ACCOUNT We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

     Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain policy acquisition expenses rather than currently deducting such expenses. This has resulted in an additional corporate income tax liability for insurance companies. To compensate us for the additional corporate taxes we pay for these policies, we make a charge of 1.25 percent of each base premium payment. We may waive the federal tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another policy.

     In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

     TAX STATUS OF POLICIES Under Section 7702 of the Code, life insurance contracts such as the Policies will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied. However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a Policy issued on a sub-standard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract. If a Policy were determined not to be a life insurance contract under Section 7702 of the Code, that Policy would not provide most of the tax advantages normally provided by a life insurance contract.

     If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to attempt to cause that Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

     DIVERSIFICATION OF INVESTMENTS Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Life Account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The Variable Life Account, through the Fund and the Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the Variable Life Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire Policy could be disqualified as a life insurance contract under the Code due to the failure of the Variable Life Account to be deemed to be "adequately diversified."

     OWNER CONTROL In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

     The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Life Account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Life Account.

     The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

     TAX TREATMENT OF POLICY BENEFITS In general you are not currently taxed on any part of the inside build-up of cash value until you actually receive cash from the Policy. As discussed below, taxability is determined by your contributions to the Policy and prior Policy activity. The death benefit under a Policy should, however, be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

     Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's Death Benefit Option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a complete surrender, a change in ownership, a change of insured, an adjustment of face amount, or an assignment of the Policy may have federal income tax consequences. If you are considering any such transaction, you should consult a tax adviser before effecting the transaction.

     We also believe that Policy loans will be treated as indebtedness and will not be currently taxable as income to you unless your Policy is a modified endowment contract as described below. However, whether a modified endowment contract or not, the interest paid on Policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a Policy loan is lapsed or surrendered.

     A complete surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you generally will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy, reduced by any previously received excludable amounts ("cost basis"). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In the latter case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any Policy loan exceeds the cost basis of the Policy, the excess will generally be treated as ordinary income subject to tax.

     MODIFIED ENDOWMENT CONTRACTS It should be noted, however, that under the Code the tax treatment described above is not available for Policies described as modified endowment contracts. In general, policies with a high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level premiums which would be paid under a 7-pay life policy ("7-pay test"). If those cumulative premiums exceed the 7-pay test, the policy is a modified endowment contract.

     Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts you receive, such as dividends, cash withdrawals, loans and amounts received from a partial or total surrender of the contract are subject to the same tax treatment as the distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the Policy). This tax treatment includes a 10 percent additional income tax which is imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date you attain age 59 1/2, or is attributable to your becoming disabled, or as part of a series of substantially equal periodic payments for your life or the joint lives of you and your beneficiary.

     Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option, or a scheduled reduction) may either violate the 7-pay test or reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and could result in a failure of the 7-pay test regardless of any of our efforts to provide a payment schedule that will not violate the 7-pay test.

     Any Policy received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts. Accordingly, you should consult a tax adviser before effecting an exchange of any life insurance policy.

     A Policy that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time or if a material change is made in the contract at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay computation.

     The modified endowment contract provisions of the Code apply to all Policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a Policy that is received in exchange for a modified endowment contract. It should be noted, in addition, that a Policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a Policy meets the 7-pay test by taking into account the previously existing cash surrender value.

     In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

     If a Policy becomes a modified endowment contract, distributions that occur during the Policy year it becomes a modified endowment contract and any subsequent Policy year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective Policy owner should contact a tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any nonrepeating premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

     REINSTATEMENT This policy is issued using the 1980 Commissioners Standard Ordinary (1980 CSO) Mortality Tables. Pursuant to state and federal laws, insurance companies can no longer issue policies using the 1980 CSO Mortality Tables. The IRS has also issued guidance in IRS Notice 2006-95 that limits the time frame in which insurance companies can reinstate lapsed insurance policies using the 1980 CSO mortality tables to ninety
     (90) days. If your policy lapses and you request a reinstatement more than ninety (90) days after the date of lapse, we will not be able to reinstate your policy.

     MULTIPLE POLICIES All modified endowment contracts, issued by us (or an affiliated company) to the same Policy owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see your own tax adviser.

     WITHHOLDING To the extent Policy distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.

     TAXATION OF POLICY SPLIT You may split a Policy into two other individual contracts when certain events occur. A Policy split could have adverse tax consequences; for example, it is not clear whether a Policy split will be treated as a nontaxable exchange under Section 1035 of the Code. If a Policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. Before you exercise rights provided by the Policy split provision, it is important that you consult a tax adviser regarding the possible consequences of a Policy split.

     OTHER TAXES The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the Policy owner, may have Generation-Skipping Transfer tax considerations under Section 2601 of the Code.

     The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation skipping transfer and other taxes.

     In addition, the tax consequences associated with a Policy remaining in force after the younger insured's 100th birthday are unclear. You should consult a tax adviser in all these circumstances.

     OTHER TRANSACTIONS Changing the Policy owner may have tax consequences. Exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. The new

     Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.

     BUSINESS USES OF POLICY The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

     EMPLOYER-OWNED LIFE INSURANCE CONTRACTS The Pension Protection Act of 2006 added new section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or
     (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

     SPLIT DOLLAR ARRANGEMENTS A tax adviser should also be consulted with respect to the 2003 split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.

     Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of the Act's effective date of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

     ALTERNATIVE MINIMUM TAX There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

     ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the Policy. If the policy owner was not the insured, the fair market value of the Policy would be included in the policy owner's estate upon the policy owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the policy owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

     Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

     ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation-skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. In December 2010, the EGTRRA provisions were extended for years after December 31, 2009. The extension of the EGTRRA provisions are applicable to 2010, 2011 and 2012 and are scheduled to expire on December 31, 2012. For decedents dying in 2010, the estate can elect either; 1) the estate tax regime as extended, or 2) the repealed estate tax provisions previously applicable. If the estate elects to apply the repealed estate tax provisions, they will be required to use the carryover basis income tax regime. For decedents dying in 2011 or 2012, the estate tax regime will apply.

     The complexity of EGTRRA, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

     It should be understood that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, any person or business contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

     VOTING RIGHTS

     We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's actual cash value in a sub-account by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Variable Life Account. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. Each policy owner having a voting interest will receive proxy material, reports and other material relating to the Funds.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.

     COMPENSATION PAID FOR THE SALE OF POLICIES

     Securian Financial Services, Inc. ("Securian Financial") whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Securian Financial and other authorized broker-dealers sell Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. In the case of Policies sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the Policy Charges described elsewhere in this prospectus.

     PAYMENTS TO REGISTERED REPRESENTATIVES OF SECURIAN FINANCIAL Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 60.3 percent of gross premium in the first policy year; up to 3.7 percent of the gross premium in policy years two through ten; up to
     1.3 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to 3.0 percent in the first policy year; up to 2.3 percent of the gross premium in policy years two through ten; and up to 1.3 percent thereafter.

     In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, we and Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, registered representatives may also be eligible for financing arrangements, insurance benefits, and other benefits based on their contract with us.

     We make additional payments for sales of the Policies to general agents who manage registered representatives. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General Agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.

     PAYMENTS TO BROKER-DEALERS We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.

     OTHER PAYMENTS A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to Minnesota Life. This allowance, which ranges from 0.10 percent to 0.16 percent is based on the dollar amount of new and subsequent purchase payments (but excludes transfers from other sub-accounts) allocated to the American Funds Insurance Series(R) sub-accounts available through the variable life policies.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.

     LEGAL PROCEEDINGS

     Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Life Account, or the ability of Minnesota Life to meet its obligations under the Policies. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Life Account.

     REGISTRATION STATEMENT

     We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement including the amendments and exhibits filed as a part thereof. Reference is hereby made to the Statement of Additional Information and the exhibits filed as part of the registration statement, for further information concerning the Variable Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

SPECIAL TERMS

     As used in this prospectus, the following terms have the indicated meanings:

     ACTUAL CASH VALUE: the value of your Variable Life Account and guaranteed principal account interest under a Policy. It is composed of a Policy's interest in the guaranteed principal account and in one or more sub-accounts of the Variable Life Account. The interest in each is valued separately. For each Variable Life Account sub-account, the value is determined by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. Actual cash value does not include the loan account.

     BASE PREMIUM: the premium less any amount deducted from the premium for additional benefits and for sub-standard risks.

     CODE: the Internal Revenue Code of 1986, as amended.

     FIRST DEATH: the death of the first insured to die. You must give us proof of the first death as soon as is reasonably possible.

     FUNDS: the mutual funds or separate investment portfolios within series mutual funds which we have designated as an eligible investment for the Variable Life Account.

     GUARANTEED PRINCIPAL ACCOUNT: the portion of the general account of Minnesota Life which is attributable to variable policies, exclusive of policy loans. It is not a separate account or a division of the general account.

     LOAN ACCOUNT: the portion of the general account attributable to policy loans under Policies of this type. The loan account balance is the sum of all outstanding loans under this Policy.

     NET SINGLE PREMIUM: the amount of money necessary, at any given date, to pay for all future guaranteed cost of insurance charges for the entire lifetime of both insureds, or for the coverage period in the case of extended term insurance, without the payment of additional premium. We will determine the net single premium using the policy assumptions and the assumption that the current face amount of the Policy will remain constant.

     NONREPEATING PREMIUM: a payment made to this Policy in addition to its scheduled payments.

     PAID-UP: the status of the Policy when its policy value is such that no further premiums are required to provide the death benefit.

     POLICY OWNER: the owner of a Policy.

     POLICY VALUE: the actual cash value of a Policy plus any policy loan.

     POLICY YEAR: a period of one year beginning with the policy date or a policy anniversary.

     PREMIUM: a scheduled payment required for this Policy.

     SECOND DEATH: the death of the second insured to die. We will pay the death proceeds when we receive due proof of the second death.

     VALUATION DATE: each date on which a Fund Portfolio is valued.

     VALUATION PERIOD: the period between successive valuation dates measured from the time of one determination to the next.

     VARIABLE LIFE ACCOUNT: a separate investment account called the Minnesota Life Variable Life Account, where the investment experience of its assets is kept separate from our other assets.

     WE, OUR, US: Minnesota Life Insurance Company.

     YOU, YOUR: the policy owner.

APPENDIX A

     EXAMPLE OF SALES LOAD COMPUTATION

     As an example of the method we use to compute sales load, assume a protection type plan where the annual base premium is $10,000 and where the premium paying period, prior to any reduction in face amount, is 20 years. The insureds are a male and a female, both non-smokers and both age 60 at Policy issue, with a joint life expectancy of 25 years. As premiums are paid in each year, we will assess a basic sales load of 7 percent or $700 in each year. Also, as premiums are paid in the first year, we will assess a first year sales load of 23 percent or $2,300. Therefore, in the first year the sales load charges will total $3,000 or 30 percent ($3,000 / $10,000), and over the 15 year period from policy issue sales load charges will total $12,800 or 8.54 percent ($12,800 / $150,000).

     Compliance with the 9 percent limitation will be achieved by reducing the first year sales load, if necessary. For example, consider a Policy with a protection type plan where the annual base premium is $10,000 and where the premium paying period prior to any reduction in face amount is 20 years. Further assume that the insureds are a male and a female, both non-smokers and both age 80 at Policy issue, with a joint life expectancy of 9 years. In this case, the first year sales load must be reduced so that the total sales load will not exceed 9 percent over the joint life expectancy of the insureds. As premiums are paid in each year we will assess the basic sales load of 7 percent, or $700, but the first year sales load applicable to premiums paid in the first year will be reduced from 23 percent to 18 percent, or $1,800. Therefore, in the first year the sales load charges will total $2,500 or 25 percent ($2,500 / $10,000), and over the period of the joint life expectancy of the insureds sales load charges will total $8,100 or 9 percent ($8,100 / $90,000).

     As an example of the method we use to assess sales load when an adjustment occurs during a period in which a first year sales load is being collected, consider a Policy where an adjustment is made after one-half of the first annual premium is paid. Assume that the premium is $10,000 annually as in the example above and further assume that the premiums are being paid on a monthly basis, $833.33 per month. As premiums are paid in each year we will assess a basic sales load of 7 percent of premiums received or $700 in that year. A first year sales load, taken in addition to the basic sales load, would also be assessed in a total amount of $2,300. Now assume an adjustment is made, after the payment of six monthly premiums, and that the premium is increased from $10,000 to $12,000. Both before and after the adjustment we will continue to assess a basic sales load of 7 percent of the premiums received. However, since only one-half of the first year sales load of $2,300 has been collected, a first year sales load of $1,150 remains to be collected. The $2,000 increase in premium will also be assessed a first year sales load of 23 percent, or $460. Both are added together and will be collected in the 12 months following the adjustment. Therefore, after the adjustment of the premium to a $12,000 amount, and assuming that premiums continue to be paid on a monthly basis, each monthly premium of $1,000 will be subjected to a total sales load amount of $204.17, consisting of $70 of basic sales load, and $134.17 of first year sales load.

STATEMENT OF ADDITIONAL INFORMATION

     A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Life Account and the variable life policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-277-9244 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

     Information about Minnesota Life Variable Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC 20549-0102. You can also call the SEC at 1-202-551-8090.

     The table of contents for the Statement of Additional Information is as follows:

          General Information and History
          Additional Information About Operation of Contracts and Registrant Underwriters
          Additional Information About Charges
          Illustrations
          Financial Statements

     RULE 12H-7 REPRESENTATION

     Minnesota Life, as depositor of the Minnesota Life Variable Life Account, is relying upon the requirements set forth in Rule 12h-7 under the Securities Exchange Act of 1934 (the "Securities Exchange Act") to the extent necessary to avoid being subject to periodic reporting obligations under the Securities Exchange Act.

     Investment Company Act No. 811-4585

PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

   Item Number        Caption in Prospectus

       15.            Cover Page and Table of Contents

       16.            General Information and History

       17.            Services

       18.            Premiums

       19.            Additional Information About Operation of Contracts and
                      Minnesota Life Variable Life Account

       20.            Underwriters

       21.            Additional Information About Charges

       22.            Lapse and Reinstatement

       23.            Loans

       24.            Financial Statements

       25.            Illustrations


                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)

                             Gary R. Christensen, Esq.
                       Vice President and General Counsel

                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)

                       Statement of Additional Information

        The date of this document and the prospectus is: May 1, 2012

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the Funds' current prospectuses, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-277-9244, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus and the Policy are incorporated into this Statement of Additional Information.



Table of Contents

General Information and History
Additional Information About Operation of Contracts and Registrant
Underwriters
Additional Information About Charges
Illustrations
Financial Statements

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

A separate account called the Minnesota Life Variable Life Account ("Variable Life Account") was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.

The Variable Life Account currently has 76 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

UNDERWRITERS

The Policies are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial")or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian

Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful.

Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 60.3 percent of gross premium in the first policy year; up to 3.7 percent of the gross premium in policy years two through ten; up to 1.3 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to 3.0 percent in the first policy year; up to 2.3 percent of the gross premium in policy years two through ten; and up to 1.3 percent thereafter. Amounts paid by Minnesota Life to the underwriters of the Policies during 2011, 2010 and 2009 were $24,346,302, $30,292,782, and
$38,119,109, respectively, whih include amounts paid for other contracts issued through the Variable Life Account.

While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian's sales of Minnesota Life variable products.

In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, we and Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

ADDITIONAL INFORMATION ABOUT CHARGES

a) Sales Load
The sales load consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premium, scheduled to be paid in the 12-month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. All of the sales load charges are designed to average not more than 9 percent of the base premiums over the lesser of: the life expectancy of the insureds at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary.

b) Special Purchase Plans
We will waive or modify certain charges assessed against base premiums in situations where our existing life insurance policy owners wish to exchange their policies for the Policies described in the prospectus. In those situations, we will not assess any charges except for the administrative charge to the existing cash values at the time they are transferred to the Policy. After the exchange, premium payments will not be subject to a first year sales load or underwriting charge on the existing face amount and premium level, unless evidence of insurability was required for the exchange.

c) Underwriting Procedures
We require proof of insurability for policy issue and all adjustments resulting in an increase in face amount or other changes that result in an increase in the net amount at risk in the Policy. Proof of insurability and classification for cost of insurance charges are determined by our underwriting rules and procedures which utilize factors such as age sex, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued in exchange for existing policies or face amount increases pursuant to an additional benefit agreement.

The basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits, and issue age of each insured and are based on the 1980 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 1980 CSO Unisex Table D.

d) Increases in Face Amount
An increase in face amount is a policy adjustment and is subject to a $25 transaction charge. An increase in face amount is also subject to an underwriting charge not to exceed $10 per $1,000 of face amount of increase. This charge is made against premiums in the 12 months following the policy adjustment.

ILLUSTRATIONS

An illustration shows the projected actual cash values and death benefits for a male and female, both non-tobacco and both aged 55. The illustration assumes that 100 percent of net premiums are invested in the sub-accounts of the Variable Life Account. The plan of insurance is a protection plan, with an initial face amount of $1,925,000 and a premium of $9,650. The Cash Death Benefit Option is shown. We show the illustration based on both guaranteed maximum and current charges, and we include all charges.

Guaranteed maximum cost of insurance charges will vary by age, sex, and risk class. We use the male, female and unisex 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO"), as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of sex-based distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of the mortality rates reflected in the 1980 CSO Tables.

In most cases we intend to impose cost of insurance charges which are substantially lower than the maximum charges determined as described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the level of scheduled premiums for a given amount of insurance, the duration of the Policy and the tobacco use of both insureds. Current cost of insurance charges reflect our current practices with respect to mortality charges for this class of Policies. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, lapse rates, taxes, investment earnings and profit considerations.

Similarly we impose a current administration charge and a current face amount guarantee charge which are less than the guaranteed contractual. These current charges are expected to compensate us for the actual costs of administration and for guaranteeing the face amount. If the actual costs change, these charges may increase or decrease, as necessary although they may not exceed the maximum stated in the Policy.

The illustration labeled "Using Current Charges" shows actual cash values and death benefits resulting from charging the Policy for cost of insurance, administration and the face amount guarantee at the current level. The illustration labeled "Using Guaranteed Maximum Charges" shows actual cash values and death benefits when cost of insurance, administration and the face amount guarantee charges are deducted from the Policy at the maximum level as stated in the Policy. These two formats can be compared to demonstrate the result of our charging less than the maximum charges.

The illustration shows how actual cash values and death benefits would vary over time if the return on the assets held in the Variable Life Account equaled a gross annual rate after tax, of 0 percent, 6 percent and 12 percent. The actual cash values and death benefits would be different from those shown if the returns averaged 0 percent, 6 percent and 12 percent but fluctuated over the life of the Policy. The illustration assumes scheduled premiums are paid when due.

The amounts shown for the hypothetical actual cash value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because certain fees, expenses and charges are deducted from the gross return. The mortality and expense risk charge reflected in the illustration is at an annual rate of .50 percent. The investment management fee illustrated is .63 percent and represents the arithmetic average of the annual fee charged for all portfolios of the Funds. The illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds and for distribution (12b-1) fees. Fund expenses illustrated are .14 percent, representing the arithmetic average of the 2011 expense ratios of the portfolios of the Funds. Certain expenses for certain portfolios of the Funds were waived or reduced, however the averages used in these illustrations do not reflect the waivers or reductions. The 12b-1 fee illustrated is .25 percent and represents the arithmetic average of those fees charged for portfolios of the Funds. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.52 percent, 4.48 percent and 10.48 percent.

The illustration reflects the fact that no charges for federal, state or local income taxes are currently made against the Variable Life Account. If such a charge is made in the future, it sill take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now.

Upon request, we will furnish a personalized illustration based upon the age, sex and risk classification of each insured, and on the face amount, premium, plan of insurance and gross annual rate of return requested. Actual illustrations may be materially different from that illustrated, depending upon the actual situation.

                                     VAL-SD
                       DEATH BENEFIT OPTION - CASH OPTION
                          MALE NON-TOBACCO ISSUE AGE 55
                         FEMALE NON-TOBACCO ISSUE AGE 55

                      INITIAL FACE AMOUNT -- $1,925,000

                        $9,650 INITIAL SCHEDULED PREMIUM

                              USING CURRENT CHARGES
                  -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                   0% GROSS        6.00%GROSS      12.00% GROSS

                 (-1.52% NET)      (4.48% NET)     (10.48% NET)


             ATT
   POL       AGE          BASE         POLICY      DEATH        POLICY       DEATH         POLICY      DEATH
   YR     #1      #2     PREMIUM       VALUE       BENEFIT       VALUE       BENEFIT       VALUE       BENEFIT
-------   -----------   ----------   -----------  -----------  ----------   ----------   ----------   ----------
1         56     56     9,650           281       1,925,000        321      1,925,000        360      1,925,000
2         57     57     9,650         7,888       1,925,000      8,439      1,925,000      8,995      1,925,000
3         58     58     9,650        15,125       1,925,000     16,660      1,925,000     18,268      1,925,000
4         59     59     9,650        21,963       1,925,000     24,953      1,925,000     28,209      1,925,000
5         60     60     9,650        28,339       1,925,000     33,251      1,925,000     38,817      1,925,000

6         61     61     9,650        34,188       1,925,000     41,482      1,925,000     50,091      1,925,000
7         62     62     9,650        39,413       1,925,000     49,538      1,925,000     61,994      1,925,000
8         63     63     9,650        43,917       1,925,000     57,303      1,925,000     74,487      1,925,000
9         64     64     9,650        47,534       1,925,000     64,587      1,925,000     87,457      1,925,000
10        65     65     9,650        50,080       1,925,000     71,173      1,925,000    100,763      1,925,000

15        70     70     9,650        38,780       1,925,000     83,598      1,925,000    164,898      1,925,000
20        75     75     9,650         5,777         120,239     13,177      1,925,000    182,312      1,925,000
25        80     80     9,650        28,164         120,239     44,782        131,607     61,959        153,282
30        85     85     9,650        35,262         120,239     75,750        131,607    132,864        160,342
35        90     90     9,650         1,376         120,239    115,644        134,277    244,394        275,589
40        95     95     9,650             0         120,239    169,273        185,307    404,911        430,620

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     VAL-SD
                       DEATH BENEFIT OPTION - CASH OPTION
                          MALE NON-TOBACCO ISSUE AGE 55
                         FEMALE NON-TOBACCO ISSUE AGE 55

                      INITIAL FACE AMOUNT -- $1,925,000

                        $9,650 INITIAL SCHEDULED PREMIUM

                        USING GUARANTEED MAXIMUM CHARGES
                  -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                  0% GROSS       6.00% GROSS      12.00% GROSS

                (-1.52% NET)     (4.48% NET)      (10.48% NET)


          ATT
 POL      AGE       BASE       POLICY     DEATH        POLICY       DEATH         POLICY      DEATH
 YR    #1      #2  PREMIUM     VALUE      BENEFIT       VALUE       BENEFIT       VALUE       BENEFIT
-----  ---------- ---------- ----------  ----------   ----------   ----------   ----------   ----------
1      56   56     9,650           0     1,925,000         24      1,925,000          56     1,925,000
2      57   57     9,650       7,322     1,925,000      7,831      1,925,000       8,354     1,925,000
3      58   58     9,650      14,278     1,925,000     15,728      1,925,000      17,254     1,925,000
4      59   59     9,650      20,840     1,925,000     23,683      1,925,000      26,784     1,925,000
5      60   60     9,650      26,943     1,925,000     31,626      1,925,000      36,937     1,925,000

6      61   61     9,650      32,523     1,925,000     39,485      1,925,000      47,707     1,925,000
7      62   62     9,650      37,482     1,925,000     47,151      1,925,000      59,052     1,925,000
8      63   63     9,650      41,724     1,925,000     54,509      1,925,000      70,927     1,925,000
9      64   64     9,650      45,080     1,925,000     61,365      1,925,000      83,210     1,925,000
10     65   65     9,650      47,368     1,925,000     67,500      1,925,000      95,754     1,925,000

15     70   70     9,650      34,778     1,925,000     77,254      1,925,000     154,526     1,925,000
20     75   75     9,650       5,486       120,239      3,020      1,925,000     162,055     1,925,000
25     80   80     9,650      26,297       120,239     31,130        115,790      22,649       103,047
30     85   85     9,650      30,961       120,239     56,663        115,790      65,127       103,047
35     90   90     9,650           0       120,239     81,566        115,790     142,299       160,768
40     95   95     9,650           0       120,239    125,911        138,079     255,156       271,630


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

FINANCIAL STATEMENTS

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries (the Company) and the financial statements of the Minnesota Life Variable Life Account as of December 31, 2011, have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                              Financial Statements

                                December 31, 2011

     (With Report of Independent Registered Public Accounting Firm thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Life Account:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Minnesota Life Variable Life Account (the Variable Account) as of December 31, 2011, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2011 were confirmed to us by the respective sub-account mutual fund or their transfer agents, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Minnesota Life Variable Life Account as of December 31, 2011, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG

Minneapolis, Minnesota
March 30, 2012

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                            -------------------------------------------------
                                                                                                        ADVANTUS    ADVANTUS
                                                                              ADVANTUS     ADVANTUS      INDEX      MORTGAGE
                                                                                BOND         MONEY        500      SECURITIES
                                                                               CLASS 2      MARKET      CLASS 2      CLASS 2
                                                                            ------------  ----------  -----------  ----------
                                  ASSETS
Investments in shares of Advantus Series Fund, Inc.:
   Bond Portfolio, 58,575,498 shares at net asset value
      of $1.87 per share (cost $86,434,787)                                 $109,301,002          --           --          --
   Money Market Portfolio, 31,580,467 shares at net asset value
      of $1.00 per share (cost $31,568,589)                                           --  31,567,866           --          --
   Index 500 Portfolio, 41,641,432 shares at net asset value
      of $4.43 per share (cost $152,231,790)                                          --          --  184,550,454          --
   Mortgage Securities Portfolio, 25,575,890 shares at net asset value
      of $1.68 per share (cost $35,386,407)                                           --          --           --  43,092,689
   International Bond Portfolio, 14,883,651 shares at net asset value
      of $2.1 per share (cost $24,366,817)                                            --          --           --          --
   Index 400 Mid-Cap Portfolio, 27,558,167 shares at net asset value
      of $2.11 per share (cost $44,998,796)                                           --          --           --          --
   Real Estate Securities Portfolio, 16,514,640 shares at net asset value
      of $2.60 per share (cost $35,163,469)                                           --          --           --          --
                                                                            ------------  ----------  -----------  ----------
                                                                             109,301,002  31,567,866  184,550,454  43,092,689
Receivable from Minnesota Life for Policy purchase payments                           --          --           --          --
Receivable for investments sold                                                   18,068      12,854      292,334      18,729
                                                                            ------------  ----------  -----------  ----------
      Total assets                                                           109,319,070  31,580,720  184,842,788  43,111,418
                                                                            ------------  ----------  -----------  ----------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                     18,068      12,854      292,334      18,729
Payable for investments purchased                                                     --          --           --          --
                                                                            ------------  ----------  -----------  ----------
      Total liabilities                                                           18,068      12,854      292,334      18,729
                                                                            ------------  ----------  -----------  ----------
      Net assets applicable to policy owners                                $109,301,002  31,567,866  184,550,454  43,092,689
                                                                            ============  ==========  ===========  ==========
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                           $109,301,002  31,567,866  184,550,454  43,092,689
                                                                            ============  ==========  ===========  ==========

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                            --------------------------------------
                                                                              ADVANTUS      ADVANTUS     ADVANTUS
                                                                            INTERNATIONAL   INDEX 400  REAL ESTATE
                                                                                BOND         MID-CAP    SECURITIES
                                                                               CLASS 2       CLASS 2     CLASS 2
                                                                            -------------  ----------  -----------
                                  ASSETS
Investments in shares of Advantus Series Fund, Inc.:
   Bond Portfolio, 58,575,498 shares at net asset value
      of $1.87 per share (cost $86,434,787)                                           --           --           --
   Money Market Portfolio, 31,580,467 shares at net asset value
      of $1.00 per share (cost $31,568,589)                                           --           --           --
   Index 500 Portfolio, 41,641,432 shares at net asset value
      of $4.43 per share (cost $152,231,790)                                          --           --           --
   Mortgage Securities Portfolio, 25,575,890 shares at net asset value
      of $1.68 per share (cost $35,386,407)                                           --           --           --
   International Bond Portfolio, 14,883,651 shares at net asset value
      of $2.1 per share (cost $24,366,817)                                    31,249,252           --           --
   Index 400 Mid-Cap Portfolio, 27,558,167 shares at net asset value
      of $2.11 per share (cost $44,998,796)                                           --   58,109,427           --
   Real Estate Securities Portfolio, 16,514,640 shares at net asset value
      of $2.60 per share (cost $35,163,469)                                           --           --   42,986,981
                                                                              ----------   ----------   ----------
                                                                              31,249,252   58,109,427   42,986,981
Receivable from Minnesota Life for Policy purchase payments                           --           --           --
Receivable for investments sold                                                    1,807       13,846          235
                                                                              ----------   ----------   ----------
      Total assets                                                            31,251,059   58,123,273   42,987,216
                                                                              ----------   ----------   ----------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                      1,807       13,846          235
Payable for investments purchased                                                     --           --           --
                                                                              ----------   ----------   ----------
      Total liabilities                                                            1,807       13,846          235
                                                                              ----------   ----------   ----------
      Net assets applicable to policy owners                                  31,249,252   58,109,427   42,986,981
                                                                              ==========   ==========   ==========
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                             31,249,252   58,109,427   42,986,981
                                                                              ==========   ==========   ==========

See accompanying notes to financial statements.

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                            -------------------------------------------------------
                                                                                                                        ALLIANCE
                                                                            INVESCO V.I.  INVESCO V.I.  INVESCO V.I.    BERNSTEIN
                                                                               CAPITAL        CORE       SMALL CAP    INTERNATIONAL
                                                                            APPRECIATION     EQUITY        EQUITY         VALUE
                                                                            ------------  ------------  ------------  -------------
                                  ASSETS
Investments in shares of the AIM Variable Insurance Funds:
   Capital Appreciation Fund, 198,895 shares at net asset value
      of $21.06 per share (cost $4,577,106)                                  $4,188,726           --             --           --
   Core Equity Fund, 28,970 shares at net asset value
      of $26.51 per share (cost $742,690)                                            --      767,983             --           --
   Small Cap Equity Fund, 94,072 shares at net asset value
      of $16.11 per share (cost $1,563,907)                                          --           --      1,515,492           --
Investments in shares of the Alliance Bernstein Funds:
   International Value Fund, 17,722 shares at net asset value
      of $11.40 per share (cost $260,534)                                            --           --             --      202,034
Investments in shares of the American Century Variable Portfolios, Inc.:
   Income & Growth Fund, 306,714 shares at net asset value
      of $6.14 per share (cost $1,644,029)                                           --           --             --           --
   Inflation Protection Fund, 354,379 shares at net asset value
      of $11.75 per share (cost $4,054,510)                                          --           --             --           --
   Ultra Fund, 2,920,121 shares at net asset value
      of $9.36 per share (cost $25,988,455)                                          --           --             --           --
                                                                             ----------      -------      ---------      -------
                                                                              4,188,726      767,983      1,515,492      202,034
Receivable from Minnesota Life for Policy purchase payments                         576           --             --           --
Receivable for investments sold                                                      --           80            390           14
                                                                             ----------      -------      ---------      -------
      Total assets                                                            4,189,302      768,063      1,515,882      202,048
                                                                             ----------      -------      ---------      -------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                        --           80            390           14
Payable for investments purchased                                                   576           --             --           --
                                                                             ----------      -------      ---------      -------
      Total liabilities                                                             576           80            390           14
                                                                             ----------      -------      ---------      -------
      Net assets applicable to policy owners                                 $4,188,726      767,983      1,515,492      202,034
                                                                             ==========      =======      =========      =======
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                            $4,188,726      767,983      1,515,492      202,034
                                                                             ==========      =======      =========      =======

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                            ------------------------------------
                                                                             AMERICAN     AMERICAN
                                                                              CENTURY     CENTURY      AMERICAN
                                                                              INCOME    VP INFLATION   CENTURY
                                                                            AND GROWTH   PROTECTION     ULTRA
                                                                            ----------  ------------  ----------
                                  ASSETS
Investments in shares of the AIM Variable Insurance Funds:
   Capital Appreciation Fund, 198,895 shares at net asset value
      of $21.06 per share (cost $4,577,106)                                         --           --           --
   Core Equity Fund, 28,970 shares at net asset value
      of $26.51 per share (cost $742,690)                                           --           --           --
   Small Cap Equity Fund, 94,072 shares at net asset value
      of $16.11 per share (cost $1,563,907)                                         --           --           --
Investments in shares of the Alliance Bernstein Funds:
   International Value Fund, 17,722 shares at net asset value
      of $11.40 per share (cost $260,534)                                           --           --           --
Investments in shares of the American Century Variable Portfolios, Inc.:
   Income & Growth Fund, 306,714 shares at net asset value
      of $6.14 per share (cost $1,644,029)                                   1,883,225           --           --
   Inflation Protection Fund, 354,379 shares at net asset value
      of $11.75 per share (cost $4,054,510)                                         --    4,163,958           --
   Ultra Fund, 2,920,121 shares at net asset value
      of $9.36 per share (cost $25,988,455)                                         --           --   27,332,333
                                                                             ---------    ---------   ----------
                                                                             1,883,225    4,163,958   27,332,333
Receivable from Minnesota Life for Policy purchase payments                         --        3,513           --
Receivable for investments sold                                                    192           --       15,952
                                                                             ---------    ---------   ----------
      Total assets                                                           1,883,417    4,167,471   27,348,285
                                                                             ---------    ---------   ----------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                      192           --       15,952
Payable for investments purchased                                                   --        3,513           --
                                                                             ---------    ---------   ----------
      Total liabilities                                                            192        3,513       15,952
                                                                             ---------    ---------   ----------
      Net assets applicable to policy owners                                 1,883,225    4,163,958   27,332,333
                                                                             =========    =========   ==========
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                            1,883,225    4,163,958   27,332,333
                                                                             =========    =========   ==========

See accompanying notes to financial statements.

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                            --------------------------------------------------------
                                                                                           AMERICAN      AMERICAN        AMERICAN
                                                                              AMERICAN     FUNDS IS      FUNDS IS    FUNDS IS GLOBAL
                                                                              CENTURY    GLOBAL BOND  GLOBAL GROWTH     SMALL CAP
                                                                               VALUE       CLASS 2       CLASS 2         CLASS 2
                                                                            -----------  -----------  -------------  ---------------
                                  ASSETS
Investments in shares of the American Century Variable Portfolios, Inc.:
   Value Fund, 3,969,355 shares at net asset value
      of $5.80 per share (cost $23,793,258)                                 $23,022,260         --            --              --
Investments in shares of American Funds Insurance Series Products Trust:
   Global Bond Fund, 39,070 shares at net asset value
      of $11.91 per share (cost $479,474)                                            --    465,328            --              --
   Global Growth Fund, 2,025 shares at net asset value
      of $19.29 per share (cost $39,284)                                             --         --        39,058              --
   Global Small Capitalization Fund, 14,221 shares at net asset value
      of $17.04 per share (cost $250,569)                                            --         --            --         242,320
   Growth Fund, 8,992 shares at net asset value
      of $51.68 per share (cost $469,178)                                            --         --            --              --
   Growth-Income Fund, 8,200 shares at net asset value
      of $33.07 per share (cost $282,318)                                            --         --            --              --
   International Fund, 41,382 shares at net asset value
      of $15.16 per share (cost $655,581)                                            --         --            --              --
                                                                            -----------    -------        ------         -------
                                                                             23,022,260    465,328        39,058         242,320
Receivable from Minnesota Life for Policy purchase payments                          --      2,091            --           2,325
Receivable for investments sold                                                  10,282         --             2              --
                                                                            -----------    -------        ------         -------
      Total assets                                                           23,032,542    467,419        39,060         244,645
                                                                            -----------    -------        ------         -------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                    10,282         --             2              --
Payable for investments purchased                                                    --      2,091            --           2,325
                                                                            -----------    -------        ------         -------
      Total liabilities                                                          10,282      2,091             2           2,325
                                                                            -----------    -------        ------         -------
      Net assets applicable to policy owners                                $23,022,260    465,328        39,058         242,320
                                                                            ===========    =======        ======         =======
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                           $23,022,260    465,328        39,058         242,320
                                                                            ===========    =======        ======         =======

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                            ---------------------------------------
                                                                            AMERICAN      AMERICAN       AMERICAN
                                                                            FUNDS IS      FUNDS IS       FUNDS IS
                                                                             GROWTH    GROWTH-INCOME  INTERNATIONAL
                                                                            CLASS 2       CLASS 2        CLASS 2
                                                                            --------   -------------  -------------
                                  ASSETS
Investments in shares of the American Century Variable Portfolios, Inc.:
   Value Fund, 3,969,355 shares at net asset value
      of $5.80 per share (cost $23,793,258)                                       --           --             --
Investments in shares of American Funds Insurance Series Products Trust:
   Global Bond Fund, 39,070 shares at net asset value
      of $11.91 per share (cost $479,474)                                         --           --             --
   Global Growth Fund, 2,025 shares at net asset value
      of $19.29 per share (cost $39,284)                                          --           --             --
   Global Small Capitalization Fund, 14,221 shares at net asset value
      of $17.04 per share (cost $250,569)                                         --           --             --
   Growth Fund, 8,992 shares at net asset value
      of $51.68 per share (cost $469,178)                                    464,729           --             --
   Growth-Income Fund, 8,200 shares at net asset value
      of $33.07 per share (cost $282,318)                                         --      271,182             --
   International Fund, 41,382 shares at net asset value
      of $15.16 per share (cost $655,581)                                         --           --        627,344
                                                                             -------      -------        -------
                                                                             464,729      271,182        627,344
Receivable from Minnesota Life for Policy purchase payments                    2,315           --          4,642
Receivable for investments sold                                                   --           42             --
                                                                             -------      -------        -------
      Total assets                                                           467,044      271,224        631,986
                                                                             -------      -------        -------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                     --           42             --
Payable for investments purchased                                              2,315           --          4,642
                                                                             -------      -------        -------
      Total liabilities                                                        2,315           42          4,642
                                                                             -------      -------        -------
      Net assets applicable to policy owners                                 464,729      271,182        627,344
                                                                             =======      =======        =======
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                            464,729      271,182        627,344
                                                                             =======      =======        =======

See accompanying notes to financial statements.

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                            ----------------------------------------------------
                                                                             AMERICAN    AMERICAN      CREDIT SUISSE
                                                                             FUNDS IS    FUNDS IS          TRUST        FIDELITY
                                                                            NEW WORLD  U.S. GOVT SEC   INTERNATIONAL      HIGH
                                                                             CLASS 2      CLASS 2     EQUITY FLEX III    INCOME
                                                                            ---------  -------------  ---------------  ---------
                                  ASSETS
Investments in shares of American Funds Insurance Series Products Trust:
   New World Fund, 13,452 shares at net asset value
      of $19.50 per share (cost $272,726)                                    $262,305         --             --               --
   U.S. Govt./AAA-Rated Securities Fund, 7,002 shares at net asset value
      of $12.89 per share (cost $90,215)                                           --     90,253             --               --
Investments in shares of Credit Suisse Trust:
   International Equity Flex III,  shares at net asset value
      of $0.00 per share (cost $0)                                                 --         --             --               --
Investments in shares of Fidelity Variable Insurance Products Fund:
   High Income Portfolio, 380,051 shares at net asset value
      of $5.26 per share (cost $2,107,493)                                         --         --             --        1,999,067
   Contrafund Portfolio, 2,766,107 shares at net asset value
      of $22.64 per share (cost $65,655,145)                                       --         --             --               --
   Equity Income Portfolio, 3,562,684 shares at net asset value
      of $18.41 per share (cost $75,219,108)                                       --         --             --               --
   Mid-Cap Portfolio, 1,621,245 shares at net asset value
      of $28.58 per share (cost $47,645,335)                                       --         --             --               --
                                                                             --------     ------            ---        ---------
                                                                              262,305     90,253             --        1,999,067
Receivable from Minnesota Life for Policy purchase payments                       832         --             --              899
Receivable for investments sold                                                    --          9             --               --
                                                                             --------     ------            ---        ---------
      Total assets                                                            263,137     90,262             --        1,999,966
                                                                             --------     ------            ---        ---------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                      --          9             --               --
Payable for investments purchased                                                 832         --             --              899
                                                                             --------     ------            ---        ---------
      Total liabilities                                                           832          9             --              899
                                                                             --------     ------            ---        ---------
      Net assets applicable to policy owners                                 $262,305     90,253             --        1,999,067
                                                                             ========     ======            ===        =========
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                            $262,305     90,253             --        1,999,067
                                                                             ========     ======            ===        =========

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                            -----------------------------------------
                                                                            FIDELITY VIP   FIDELITY VIP  FIDELITY VIP
                                                                             CONTRAFUND   EQUITY-INCOME    MID-CAP
                                                                            ------------  -------------  ------------
                                  ASSETS
Investments in shares of American Funds Insurance Series Products Trust:
   New World Fund, 13,452 shares at net asset value
      of $19.50 per share (cost $272,726)                                            --             --            --
   U.S. Govt./AAA-Rated Securities Fund, 7,002 shares at net asset value
      of $12.89 per share (cost $90,215)                                             --             --            --
Investments in shares of Credit Suisse Trust:
   International Equity Flex III,  shares at net asset value
      of $0.00 per share (cost $0)                                                   --             --            --
Investments in shares of Fidelity Variable Insurance Products Fund:
   High Income Portfolio, 380,051 shares at net asset value
      of $5.26 per share (cost $2,107,493)                                           --             --            --
   Contrafund Portfolio, 2,766,107 shares at net asset value
      of $22.64 per share (cost $65,655,145)                                 62,624,661             --            --
   Equity Income Portfolio, 3,562,684 shares at net asset value
      of $18.41 per share (cost $75,219,108)                                         --     65,589,021            --
   Mid-Cap Portfolio, 1,621,245 shares at net asset value
      of $28.58 per share (cost $47,645,335)                                         --             --    46,335,185
                                                                             ----------     ----------    ----------
                                                                             62,624,661     65,589,021    46,335,185
Receivable from Minnesota Life for Policy purchase payments                      15,322             --            --
Receivable for investments sold                                                      --         21,560         8,218
                                                                             ----------     ----------    ----------
      Total assets                                                           62,639,983     65,610,581    46,343,403
                                                                             ----------     ----------    ----------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                        --         21,560         8,218
Payable for investments purchased                                                15,322             --            --
                                                                             ----------     ----------    ----------
      Total liabilities                                                          15,322         21,560         8,218
                                                                             ----------     ----------    ----------
      Net assets applicable to policy owners                                 62,624,661     65,589,021    46,335,185
                                                                             ==========     ==========    ==========
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                            62,624,661     65,589,021    46,335,185
                                                                             ==========     ==========    ==========

See accompanying notes to financial statements.

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                            ----------------------------------------------------
                                                                                                        FRANKLIN
                                                                             FRANKLIN                  LARGE CAP     FRANKLIN
                                                                             SMALL CAP    FRANKLIN       GROWTH    MUTUAL SHARES
                                                                               VALUE    SMALL MID CAP  SECURITIES   SECURITIES
                                                                            ----------  -------------  ----------  -------------
                                  ASSETS
Investments in shares of Franklin Templeton Variable Insurance Products
   Trust:
   Small Cap Value Fund, 81,665 shares at net asset value
      of $15.53 per share (cost $1,279,942)                                 $1,268,261            --           --            --
   Small Mid Cap Fund, 927,097 shares at net asset value
      of $20.49 per share (cost $17,994,422)                                        --    18,996,212           --            --
   Large Cap Growth Securities Fund, 212,367 shares at net asset value
      of $14.54 per share (cost $2,859,831)                                         --            --    3,087,822            --
   Mutual Shares Securities Fund, 803,477 shares at net asset value
      of $15.38 per share (cost $13,990,174)                                        --            --           --    12,357,479
   Developing Mkts Securities Fund, 4,163,976 shares at net asset value
      of $9.42 per share (cost $43,296,175)                                         --            --           --            --
Investments in shares of the Goldman Sachs VIT Fund:
   Government Income Fund, 109,420 shares at net asset value
      of $10.70 per share (cost $1,180,811)                                         --            --           --            --
Investments in shares of the Ibbotson Funds:
   Ibbotson Aggressive Growth Fund, 607,795 shares at net asset value
      of $8.70 per share (cost $5,402,806)                                          --            --           --            --
                                                                            ----------    ----------    ---------    ----------
                                                                             1,268,261    18,996,212    3,087,822    12,357,479
Receivable from Minnesota Life for Policy purchase payments                         --            --           --            --
Receivable for investments sold                                                     10        16,265          197        13,080
                                                                            ----------    ----------    ---------    ----------
      Total assets                                                           1,268,271    19,012,477    3,088,019    12,370,559
                                                                            ----------    ----------    ---------    ----------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                       10        16,265          197        13,080
Payable for investments purchased                                                   --            --           --            --
                                                                            ----------    ----------    ---------    ----------
      Total liabilities                                                             10        16,265          197        13,080
                                                                            ----------    ----------    ---------    ----------
      Net assets applicable to policy owners                                $1,268,261    18,996,212    3,087,822    12,357,479
                                                                            ==========    ==========    =========    ==========
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                           $1,268,261    18,996,212    3,087,822    12,357,479
                                                                            ==========    ==========    =========    ==========

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                            ----------------------------------
                                                                             TEMPLETON   GOLDMAN
                                                                            DEVELOPING  SACHS VIT    IBBOTSON
                                                                              MARKETS   GOVERNMENT  AGGRESSIVE
                                                                            SECURITIES    INCOME      GROWTH
                                                                            ----------  ----------  ----------
                                  ASSETS
Investments in shares of Franklin Templeton Variable Insurance Products
   Trust:
   Small Cap Value Fund, 81,665 shares at net asset value
      of $15.53 per share (cost $1,279,942)                                         --          --          --
   Small Mid Cap Fund, 927,097 shares at net asset value
      of $20.49 per share (cost $17,994,422)                                        --          --          --
   Large Cap Growth Securities Fund, 212,367 shares at net asset value
      of $14.54 per share (cost $2,859,831)                                         --          --          --
   Mutual Shares Securities Fund, 803,477 shares at net asset value
      of $15.38 per share (cost $13,990,174)                                        --          --          --
   Developing Mkts Securities Fund, 4,163,976 shares at net asset value
      of $9.42 per share (cost $43,296,175)                                 39,224,656          --          --
Investments in shares of the Goldman Sachs VIT Fund:
   Government Income Fund, 109,420 shares at net asset value
      of $10.70 per share (cost $1,180,811)                                         --   1,170,789          --
Investments in shares of the Ibbotson Funds:
   Ibbotson Aggressive Growth Fund, 607,795 shares at net asset value
      of $8.70 per share (cost $5,402,806)                                          --          --   5,287,819
                                                                            ----------   ---------   ---------
                                                                            39,224,656   1,170,789   5,287,819
Receivable from Minnesota Life for Policy purchase payments                         --       3,568          --
Receivable for investments sold                                                  7,168          --         501
                                                                            ----------   ---------   ---------
      Total assets                                                          39,231,824   1,174,357   5,288,320
                                                                            ----------   ---------   ---------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                    7,168          --         501
Payable for investments purchased                                                   --       3,568          --
                                                                            ----------   ---------   ---------
      Total liabilities                                                          7,168       3,568         501
                                                                            ----------   ---------   ---------
      Net assets applicable to policy owners                                39,224,656   1,170,789   5,287,819
                                                                            ==========   =========   =========
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                           39,224,656   1,170,789   5,287,819
                                                                            ==========   =========   =========

See accompanying notes to financial statements.

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                            -----------------------------------------------
                                                                                                                  IBBOTSON
                                                                             IBBOTSON     IBBOTSON     IBBOTSON    INCOME
                                                                             BALANCED   CONSERVATIVE    GROWTH   AND GROWTH
                                                                            ----------  ------------  ---------  ----------
                                  ASSETS
Investments in shares of the Ibbotson Funds:
   Ibbotson Balanced Fund, 334,610 shares at net asset value
      of $9.81 per share (cost $3,392,749)                                  $3,282,529          --           --          --
   Ibbotson Conservative Fund, 67,406 shares at net asset value
      of $11.00 per share (cost $758,691)                                           --     741,470           --          --
   Ibbotson Growth Fund, 665,364 shares at net asset value
      of $9.07 per share (cost $6,115,832)                                          --          --    6,034,853          --
   Ibbotson Income and Growth Fund, 101,225 shares at net asset value
      of $10.49 per share (cost $1,059,954)                                         --          --           --   1,061,853
Investments in shares of the Invesco Van Kampen Funds:
   Capital Growth Fund, 3,751 shares at net asset value
      of $31.35 per share (cost $129,661)                                           --          --           --          --
   Comstock Fund, 187,028 shares at net asset value
      of $11.28 per share (cost $2,140,528)                                         --          --           --          --
   Growth and Income Fund, 4,097 shares at net asset value
      of $17.74 per share (cost $76,708)                                            --          --           --          --
                                                                            ----------     -------    ---------   ---------
                                                                             3,282,529     741,470    6,034,853   1,061,853
Receivable from Minnesota Life for Policy purchase payments                         --          --        2,274          --
Receivable for investments sold                                                    179          83           --         111
                                                                            ----------     -------    ---------   ---------
      Total assets                                                           3,282,708     741,553    6,037,127   1,061,964
                                                                            ----------     -------    ---------   ---------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                      179          83           --         111
Payable for investments purchased                                                   --          --        2,274          --
                                                                            ----------     -------    ---------   ---------
      Total liabilities                                                            179          83        2,274         111
                                                                            ----------     -------    ---------   ---------
      Net assets applicable to policy owners                                $3,282,529     741,470    6,034,853   1,061,853
                                                                            ==========     =======    =========   =========
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                           $3,282,529     741,470    6,034,853   1,061,853
                                                                            ==========     =======    =========   =========

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                            ----------------------------------------
                                                                               INVESCO                     INVESCO
                                                                             VAN KAMPEN      INVESCO      VAN KAMPEN
                                                                            V.I. CAPITAL    VAN KAMPEN   V.I. GROWTH
                                                                               GROWTH     V.I. COMSTOCK   AND INCOME
                                                                            ------------  -------------  -----------
                                  ASSETS
Investments in shares of the Ibbotson Funds:
   Ibbotson Balanced Fund, 334,610 shares at net asset value
      of $9.81 per share (cost $3,392,749)                                          --             --           --
   Ibbotson Conservative Fund, 67,406 shares at net asset value
      of $11.00 per share (cost $758,691)                                           --             --           --
   Ibbotson Growth Fund, 665,364 shares at net asset value
      of $9.07 per share (cost $6,115,832)                                          --             --           --
   Ibbotson Income and Growth Fund, 101,225 shares at net asset value
      of $10.49 per share (cost $1,059,954)                                         --             --           --
Investments in shares of the Invesco Van Kampen Funds:
   Capital Growth Fund, 3,751 shares at net asset value
      of $31.35 per share (cost $129,661)                                      117,607             --           --
   Comstock Fund, 187,028 shares at net asset value
      of $11.28 per share (cost $2,140,528)                                         --      2,109,673           --
   Growth and Income Fund, 4,097 shares at net asset value
      of $17.74 per share (cost $76,708)                                            --             --       72,680
                                                                               -------      ---------       ------
                                                                               117,607      2,109,673       72,680
Receivable from Minnesota Life for Policy purchase payments                         --          3,459           --
Receivable for investments sold                                                     61             --            1
                                                                               -------      ---------       ------
      Total assets                                                             117,668      2,113,132       72,681
                                                                               -------      ---------       ------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                       61             --            1
Payable for investments purchased                                                   --          3,459           --
                                                                               -------      ---------       ------
      Total liabilities                                                             61          3,459            1
                                                                               -------      ---------       ------
      Net assets applicable to policy owners                                   117,607      2,109,673       72,680
                                                                               =======      =========       ======
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                              117,607      2,109,673       72,680
                                                                               =======      =========       ======

See accompanying notes to financial statements.

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                            ------------------------------------------------------
                                                                               INVESCO      INVESCO
                                                                             VAN KAMPEN   VAN KAMPEN  IVY FUNDS VIP
                                                                            V.I. MID CAP   VO EQUITY      ASSET      IVY FUNDS VIP
                                                                                VALUE     AND INCOME     STRATEGY      BALANCED
                                                                            ------------  ----------  -------------  -------------
                                  ASSETS
Investments in shares of the Invesco Van Kampen Funds:
   Mid Cap Value Fund, 5,141 shares at net asset value
      of $12.73 per share (cost $62,569)                                       $65,443           --             --             --
   Equity and Income Fund, 52,889 shares at net asset value
      of $13.63 per share (cost $764,160)                                           --      720,872             --             --
Investments in shares of the Ivy Funds VIP Target Funds, Inc.:
   Asset Strategy Portfolio, 7,013,920 shares at net asset value
      of $9.11 per share (cost $64,636,102)                                         --           --     63,880,677             --
   Balanced Portfolio, 13,451,360 shares at net asset value
      of $9.01 per share (cost $108,594,910)                                        --           --             --    121,261,324
   Core Equity Portfolio, 734,189 shares at net asset value
      of $11.70 per share (cost $8,429,544)                                         --           --             --             --
   Global Natural Resources Portfolio, 720,275 shares at net asset value
      of $5.29 per share (cost $4,727,471)                                          --           --             --             --
   Growth Portfolio, 15,397,991 shares at net asset value
      of $10.19 per share (cost $141,873,673)                                       --           --             --             --
                                                                               -------      -------     ----------    -----------
                                                                                65,443      720,872     63,880,677    121,261,324
Receivable from Minnesota Life for Policy purchase payments                         --           --         12,019             --
Receivable for investments sold                                                     10          138             --         45,806
                                                                               -------      -------     ----------    -----------
      Total assets                                                              65,453      721,010     63,892,696    121,307,130
                                                                               -------      -------     ----------    -----------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                       10          138             --         45,806
Payable for investments purchased                                                   --           --         12,019             --
                                                                               -------      -------     ----------    -----------
      Total liabilities                                                             10          138         12,019         45,806
                                                                               -------      -------     ----------    -----------
      Net assets applicable to policy owners                                   $65,443      720,872     63,880,677    121,261,324
                                                                               =======      =======     ==========    ===========
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                              $65,443      720,872     63,880,677    121,261,324
                                                                               =======      =======     ==========    ===========

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                            --------------------------------------------
                                                                                           IVY FUNDS VIP
                                                                            IVY FUNDS VIP  GLOBAL NATURAL  IVY FUNDS VIP
                                                                             CORE EQUITY     RESOURCES         GROWTH
                                                                            -------------  --------------  -------------
                                  ASSETS
Investments in shares of the Invesco Van Kampen Funds:
   Mid Cap Value Fund, 5,141 shares at net asset value
      of $12.73 per share (cost $62,569)                                             --             --               --
   Equity and Income Fund, 52,889 shares at net asset value
      of $13.63 per share (cost $764,160)                                            --             --               --
Investments in shares of the Ivy Funds VIP Target Funds, Inc.:
   Asset Strategy Portfolio, 7,013,920 shares at net asset value
      of $9.11 per share (cost $64,636,102)                                          --             --               --
   Balanced Portfolio, 13,451,360 shares at net asset value
      of $9.01 per share (cost $108,594,910)                                         --             --               --
   Core Equity Portfolio, 734,189 shares at net asset value
      of $11.70 per share (cost $8,429,544)                                   8,590,961             --               --
   Global Natural Resources Portfolio, 720,275 shares at net asset value
      of $5.29 per share (cost $4,727,471)                                           --      3,807,158               --
   Growth Portfolio, 15,397,991 shares at net asset value
      of $10.19 per share (cost $141,873,673)                                        --             --      156,919,387
                                                                              ---------      ---------      -----------
                                                                              8,590,961      3,807,158      156,919,387
Receivable from Minnesota Life for Policy purchase payments                          --         11,222            8,911
Receivable for investments sold                                                     821             --               --
                                                                              ---------      ---------      -----------
      Total assets                                                            8,591,782      3,818,380      156,928,298
                                                                              ---------      ---------      -----------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                       821             --               --
Payable for investments purchased                                                    --         11,222            8,911
                                                                              ---------      ---------      -----------
      Total liabilities                                                             821         11,222            8,911
                                                                              ---------      ---------      -----------
      Net assets applicable to policy owners                                  8,590,961      3,807,158      156,919,387
                                                                              =========      =========      ===========
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                             8,590,961      3,807,158      156,919,387
                                                                              =========      =========      ===========

See accompanying notes to financial statements.

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                            ---------------------------------------------------
                                                                                                           IVY FUNDS  IVY FUNDS
                                                                            IVY FUNDS VIP  IVY FUNDS VIP      VIP        VIP
                                                                            INTERNATIONAL  INTERNATIONAL   MICRO-CAP   MID CAP
                                                                               GROWTH          VALUE        GROWTH      GROWTH
                                                                            -------------  -------------  ----------  ---------
                                  ASSETS
Investments in shares of the Ivy Funds VIP Target Funds, Inc.:
   International Growth Portfolio, 870,205 shares at net asset value
      of $7.86 per share (cost $7,301,031)                                    $6,836,333             --           --        --
   International Value Portfolio, 9,520,401 shares at net asset value
      of $14.67 per share (cost $161,292,962)                                         --    139,680,464           --        --
   Micro-Cap Growth Portfolio, 751,960 shares at net asset value
      of $20.56 per share (cost $11,908,141)                                          --             --   15,463,227        --
   Mid Cap Growth Portfolio, 86,099 shares at net asset value
      of $8.37 per share (cost $748,099)                                              --             --           --   720,461
   Science & Technology Portfolio, 406,775 shares at net asset value
      of $15.25 per share (cost $5,715,184)                                           --             --           --        --
   Small Cap Growth Portfolio, 8,025,772 shares at net asset value
      of $9.34 per share (cost $75,235,161)                                           --             --           --        --
   Small Cap Value Portfolio, 3,407,318 shares at net asset value
      of $14.57 per share (cost $48,746,301)                                          --             --           --        --
                                                                              ----------    -----------   ----------   -------
                                                                               6,836,333    139,680,464   15,463,227   720,461
Receivable from Minnesota Life for Policy purchase payments                           --             --       38,985        --
Receivable for investments sold                                                    7,750         40,448           --       856
                                                                              ----------    -----------   ----------   -------
      Total assets                                                             6,844,083    139,720,912   15,502,212   721,317
                                                                              ----------    -----------   ----------   -------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                      7,750         40,448           --       856
Payable for investments purchased                                                     --             --       38,985        --
                                                                              ----------    -----------   ----------   -------
      Total liabilities                                                            7,750         40,448       38,985       856
                                                                              ----------    -----------   ----------   -------
      Net assets applicable to policy owners                                  $6,836,333    139,680,464   15,463,227   720,461
                                                                              ==========    ===========   ==========   =======
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                             $6,836,333    139,680,464   15,463,227   720,461
                                                                              ==========    ===========   ==========   =======

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                            -------------------------------------------
                                                                            IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                                                              SCIENCE &      SMALL CAP      SMALL CAP
                                                                              TECHNOLOGY       GROWTH         VALUE
                                                                            -------------  -------------  -------------
                                  ASSETS
Investments in shares of the Ivy Funds VIP Target Funds, Inc.:
   International Growth Portfolio, 870,205 shares at net asset value
      of $7.86 per share (cost $7,301,031)                                           --              --             --
   International Value Portfolio, 9,520,401 shares at net asset value
      of $14.67 per share (cost $161,292,962)                                        --              --             --
   Micro-Cap Growth Portfolio, 751,960 shares at net asset value
      of $20.56 per share (cost $11,908,141)                                         --              --             --
   Mid Cap Growth Portfolio, 86,099 shares at net asset value
      of $8.37 per share (cost $748,099)                                             --              --             --
   Science & Technology Portfolio, 406,775 shares at net asset value
      of $15.25 per share (cost $5,715,184)                                   6,202,018              --             --
   Small Cap Growth Portfolio, 8,025,772 shares at net asset value
      of $9.34 per share (cost $75,235,161)                                          --      74,973,548             --
   Small Cap Value Portfolio, 3,407,318 shares at net asset value
      of $14.57 per share (cost $48,746,301)                                         --              --     49,647,685
                                                                              ---------      ----------     ----------
                                                                              6,202,018      74,973,548     49,647,685
Receivable from Minnesota Life for Policy purchase payments                       2,019              --             --
Receivable for investments sold                                                      --             810          3,642
                                                                              ---------      ----------     ----------
      Total assets                                                            6,204,037      74,974,358     49,651,327
                                                                              ---------      ----------     ----------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                        --             810          3,642
Payable for investments purchased                                                 2,019              --             --
                                                                              ---------      ----------     ----------
      Total liabilities                                                           2,019             810          3,642
                                                                              ---------      ----------     ----------
      Net assets applicable to policy owners                                  6,202,018      74,973,548     49,647,685
                                                                              =========      ==========     ==========
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                             6,202,018      74,973,548     49,647,685
                                                                              =========      ==========     ==========

See accompanying notes to financial statements.

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                            ------------------------------------------------
                                                                                             JANUS       JANUS       JANUS
                                                                            IVY FUNDS VIP    ASPEN       ASPEN       ASPEN
                                                                                VALUE       BALANCED     FORTY     OVERSEAS
                                                                            -------------  ---------  ----------  ----------
                                  ASSETS
Investments in shares of the Ivy Funds VIP Target Funds, Inc.:
   Value Portfolio, 8,798,188 shares at net asset value
      of $5.57 per share (cost $50,209,399)                                  $49,015,588          --          --          --
Investments in shares of Janus Aspen Series - Service Shares:
   Balanced Portfolio, 196,700 shares at net asset value
      of $27.74 per share (cost $5,510,435)                                           --   5,456,455          --          --
   Aspen Forty Portfolio, 1,108,109 shares at net asset value
      of $32.71 per share (cost $33,853,482)                                          --          --  36,246,258          --
   Aspen International Growth Portfolio, 1,778,776 shares at net asset
      value of $37.42 per share (cost $82,674,055)                                    --          --          --  66,561,798
   Aspen Mid Cap Value Portfolio, 70,115 shares at net asset value
      of $15.18 per share (cost $1,083,942)                                           --          --          --          --
Investments in shares of the MFS Variable Insurance Trust:
   Investors Growth Stock Series, 857,127 shares at net asset value
      of $10.77 per share (cost $7,710,862)                                           --          --          --          --
   Mid Cap Growth Series, 177,199 shares at net asset value
      of $5.48 per share (cost $884,882)                                              --          --          --          --
                                                                             -----------   ---------  ----------  ----------
                                                                              49,015,588   5,456,455  36,246,258  66,561,798
Receivable from Minnesota Life for Policy purchase payments                           --          --          --       2,151
Receivable for investments sold                                                   32,737     267,995      48,867          --
                                                                             -----------   ---------  ----------  ----------
      Total assets                                                            49,048,325   5,724,450  36,295,125  66,563,949
                                                                             -----------   ---------  ----------  ----------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                     32,737     267,995      48,867          --
Payable for investments purchased                                                     --          --          --       2,151
                                                                             -----------   ---------  ----------  ----------
      Total liabilities                                                           32,737     267,995      48,867       2,151
                                                                             -----------   ---------  ----------  ----------
      Net assets applicable to policy owners                                 $49,015,588   5,456,455  36,246,258  66,561,798
                                                                             ===========   =========  ==========  ==========
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                            $49,015,588   5,456,455  36,246,258  66,561,798
                                                                             ===========   =========  ==========  ==========

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                            ----------------------------------
                                                                            JANUS ASPEN      MFS         MFS
                                                                              MID CAP     INVESTORS    MID CAP
                                                                               VALUE     GROWTH STOCK   GROWTH
                                                                            -----------  ------------  -------
                                  ASSETS
Investments in shares of the Ivy Funds VIP Target Funds, Inc.:
   Value Portfolio, 8,798,188 shares at net asset value
      of $5.57 per share (cost $50,209,399)                                         --            --        --
Investments in shares of Janus Aspen Series - Service Shares:
   Balanced Portfolio, 196,700 shares at net asset value
      of $27.74 per share (cost $5,510,435)                                         --            --        --
   Aspen Forty Portfolio, 1,108,109 shares at net asset value
      of $32.71 per share (cost $33,853,482)                                        --            --        --
   Aspen International Growth Portfolio, 1,778,776 shares at net asset
      value of $37.42 per share (cost $82,674,055)                                  --            --        --
   Aspen Mid Cap Value Portfolio, 70,115 shares at net asset value
      of $15.18 per share (cost $1,083,942)                                  1,064,351            --        --
Investments in shares of the MFS Variable Insurance Trust:
   Investors Growth Stock Series, 857,127 shares at net asset value
      of $10.77 per share (cost $7,710,862)                                         --     9,231,262        --
   Mid Cap Growth Series, 177,199 shares at net asset value
      of $5.48 per share (cost $884,882)                                            --            --   971,048
                                                                             ---------     ---------   -------
                                                                             1,064,351     9,231,262   971,048
Receivable from Minnesota Life for Policy purchase payments                        335         5,663        --
Receivable for investments sold                                                     --            --       200
                                                                             ---------     ---------   -------
      Total assets                                                           1,064,686     9,236,925   971,248
                                                                             ---------     ---------   -------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                       --            --       200
Payable for investments purchased                                                  335         5,663        --
                                                                             ---------     ---------   -------
      Total liabilities                                                            335         5,663       200
                                                                             ---------     ---------   -------
      Net assets applicable to policy owners                                 1,064,351     9,231,262   971,048
                                                                             =========     =========   =======
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                            1,064,351     9,231,262   971,048
                                                                             =========     =========   =======

See accompanying notes to financial statements.

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                            ------------------------------------------------
                                                                                                    NEUBERGER
                                                                                MFS                    AMT       OPPENHEIMER
                                                                                NEW        MFS       SOCIALLY      CAPITAL
                                                                             DISCOVERY    VALUE     RESPONSIVE  APPRECIATION
                                                                            ----------  ----------  ----------  ------------
                                  ASSETS
Investments in shares of the MFS Variable Insurance Trust:
   New Discovery Series, 678,371 shares at net asset value
      of $13.74 per share (cost $8,474,634)                                 $9,320,815          --         --            --
   Value Fund, 3,201,169 shares at net asset value
      of $12.54 per share (cost $38,186,312)                                        --  40,142,656         --            --
Investments in shares of the Neuberger Funds:
   AMT Socially Responsive Fund, 25,778 shares at net asset value
      of $14.39 per share (cost $404,469)                                           --          --    370,943            --
Investments in shares of the Oppenheimer Variable Account Funds:
   Capital Appreciation Fund, 90,767 shares at net asset value
      of $39.40 per share (cost $3,315,363)                                         --          --         --     3,576,223
   High Income Fund, 4,867,225 shares at net asset value
      of $1.91 per share (cost $8,559,356)                                          --          --         --            --
   Main Street Small Cap Fund, 9,042 shares at net asset value
      of $17.02 per share (cost $155,926)                                           --          --         --            --
Investments in shares of the Panorama Series Funds, Inc.:
   International Growth, 5,663,633 shares at net asset value
      of $1.78 per share (cost $10,402,905)                                         --          --         --            --
                                                                            ----------  ----------    -------     ---------
                                                                             9,320,815  40,142,656    370,943     3,576,223
Receivable from Minnesota Life for Policy purchase payments                         --      11,243         --            --
Receivable for investments sold                                                    435          --         20         3,940
                                                                            ----------  ----------    -------     ---------
      Total assets                                                           9,321,250  40,153,899    370,963     3,580,163
                                                                            ----------  ----------    -------     ---------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                      435          --         20         3,940
Payable for investments purchased                                                   --      11,243         --            --
                                                                            ----------  ----------    -------     ---------
      Total liabilities                                                            435      11,243         20         3,940
                                                                            ----------  ----------    -------     ---------
      Net assets applicable to policy owners                                $9,320,815  40,142,656    370,943     3,576,223
                                                                            ==========  ==========    =======     =========
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                           $9,320,815  40,142,656    370,943     3,576,223
                                                                            ==========  ==========    =======     =========

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                            ---------------------------------------
                                                                                         OPPENHEIMER   OPPENHEIMER
                                                                            OPPENHEIMER  MAIN STREET  INTERNATIONAL
                                                                            HIGH INCOME   SMALL CAP       GROWTH
                                                                            -----------  -----------  -------------
                                  ASSETS
Investments in shares of the MFS Variable Insurance Trust:
   New Discovery Series, 678,371 shares at net asset value
      of $13.74 per share (cost $8,474,634)                                         --          --              --
   Value Fund, 3,201,169 shares at net asset value
      of $12.54 per share (cost $38,186,312)                                        --          --              --
Investments in shares of the Neuberger Funds:
   AMT Socially Responsive Fund, 25,778 shares at net asset value
      of $14.39 per share (cost $404,469)                                           --          --              --
Investments in shares of the Oppenheimer Variable Account Funds:
   Capital Appreciation Fund, 90,767 shares at net asset value
      of $39.40 per share (cost $3,315,363)                                         --          --              --
   High Income Fund, 4,867,225 shares at net asset value
      of $1.91 per share (cost $8,559,356)                                   9,296,400          --              --
   Main Street Small Cap Fund, 9,042 shares at net asset value
      of $17.02 per share (cost $155,926)                                           --     153,892              --
Investments in shares of the Panorama Series Funds, Inc.:
   International Growth, 5,663,633 shares at net asset value
      of $1.78 per share (cost $10,402,905)                                         --          --      10,081,267
                                                                             ---------     -------      ----------
                                                                             9,296,400     153,892      10,081,267
Receivable from Minnesota Life for Policy purchase payments                         --          --              --
Receivable for investments sold                                                  7,015           8           4,412
                                                                             ---------     -------      ----------
      Total assets                                                           9,303,415     153,900      10,085,679
                                                                             ---------     -------      ----------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                    7,015           8           4,412
Payable for investments purchased                                                   --          --              --
                                                                             ---------     -------      ----------
      Total liabilities                                                          7,015           8           4,412
                                                                             ---------     -------      ----------
      Net assets applicable to policy owners                                 9,296,400     153,892      10,081,267
                                                                             =========     =======      ==========
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                            9,296,400     153,892      10,081,267
                                                                             =========     =======      ==========

See accompanying notes to financial statements.

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                            ---------------------------------------------------
                                                                            PIMCO FUNDS  PIMCO FUNDS  PUTNAM VT     PUTNAM VT
                                                                              VIT LOW     VIT TOTAL   GROWTH AND  INTERNATIONAL
                                                                             DURATION      RETURN       INCOME       EQUITY
                                                                            -----------  -----------  ----------  -------------
                                  ASSETS
Investments in shares of the Pimco Funds:
   VIT Low Duration Fund, 348,493 shares at net asset value
      of $10.38 per share (cost $3,651,510)                                  $3,617,353           --         --            --
   VIT Total Return Fund, 962,328 shares at net asset value
      of $11.02 per share (cost $10,821,643)                                         --   10,604,859         --            --
Investments in shares of the Putnam Variable Trust:
   Putnam Growth and Income Fund, 33,014 shares at net asset value
      of $15.30 per share (cost $447,624)                                            --           --    505,109            --
   International Equity Fund, 494,704 shares at net asset value
      of $9.49 per share (cost $5,432,580)                                           --           --         --     4,694,740
   New Opportunities Fund, 12,545 shares at net asset value
      of $19.27 per share (cost $244,031)                                            --           --         --            --
   Equity Income Fund, 218,287 shares at net asset value
      of $13.47 per share (cost $2,782,031)                                          --           --         --            --
   Voyager Fund, 66,303 shares at net asset value
      of $31.76 per share (cost $2,394,440)                                          --           --         --            --
                                                                             ----------   ----------    -------     ---------
                                                                              3,617,353   10,604,859    505,109     4,694,740
Receivable from Minnesota Life for Policy purchase payments                       2,937       16,448         --            --
Receivable for investments sold                                                      --           --         33         2,924
                                                                             ----------   ----------    -------     ---------
      Total assets                                                            3,620,290   10,621,307    505,142     4,697,664
                                                                             ----------   ----------    -------     ---------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                        --           --         33         2,924
Payable for investments purchased                                                 2,937       16,448         --            --
                                                                             ----------   ----------    -------     ---------
      Total liabilities                                                           2,937       16,448         33         2,924
                                                                             ----------   ----------    -------     ---------
      Net assets applicable to policy owners                                 $3,617,353   10,604,859    505,109     4,694,740
                                                                             ==========   ==========    =======     =========
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                            $3,617,353   10,604,859    505,109     4,694,740
                                                                             ==========   ==========    =======     =========

                                                                                SEGREGATED SUB-ACCOUNTS
                                                                            -------------------------------
                                                                            PUTNAM VT  PUTNAM VT
                                                                            MULTI CAP    EQUITY   PUTNAM VT
                                                                             GROWTH      INCOME    VOYAGER
                                                                            ---------  ---------  ---------
                                  ASSETS
Investments in shares of the Pimco Funds:
   VIT Low Duration Fund, 348,493 shares at net asset value
      of $10.38 per share (cost $3,651,510)                                       --          --         --
   VIT Total Return Fund, 962,328 shares at net asset value
      of $11.02 per share (cost $10,821,643)                                      --          --         --
Investments in shares of the Putnam Variable Trust:
   Putnam Growth and Income Fund, 33,014 shares at net asset value
      of $15.30 per share (cost $447,624)                                         --          --         --
   International Equity Fund, 494,704 shares at net asset value
      of $9.49 per share (cost $5,432,580)                                        --          --         --
   New Opportunities Fund, 12,545 shares at net asset value
      of $19.27 per share (cost $244,031)                                    241,751          --         --
   Equity Income Fund, 218,287 shares at net asset value
      of $13.47 per share (cost $2,782,031)                                       --   2,940,332         --
   Voyager Fund, 66,303 shares at net asset value
      of $31.76 per share (cost $2,394,440)                                       --          --  2,105,785
                                                                             -------   ---------  ---------
                                                                             241,751   2,940,332  2,105,785
Receivable from Minnesota Life for Policy purchase payments                       --       1,027      1,257
Receivable for investments sold                                                    6          --         --
                                                                             -------   ---------  ---------
      Total assets                                                           241,757   2,941,359  2,107,042
                                                                             -------   ---------  ---------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                      6          --         --
Payable for investments purchased                                                 --       1,027      1,257
                                                                             -------   ---------  ---------
      Total liabilities                                                            6       1,027      1,257
                                                                             -------   ---------  ---------
      Net assets applicable to policy owners                                 241,751   2,940,332  2,105,785
                                                                             =======   =========  =========
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                            241,751   2,940,332  2,105,785
                                                                             =======   =========  =========

See accompanying notes to financial statements.

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                            -----------------------------
                                                                            MORGAN STANLEY
                                                                             UIF EMERGING
                                                                                MARKETS
                                                                                EQUITY          TOTAL
                                                                            --------------  -------------
                                  ASSETS
Investments in shares of the Van Kampen Funds, Inc.:
   UIF Emerging Markets Equity Portfolio, 51,080 shares at net asset value
      of $12.50 per share (cost $736,106)                                      $638,499
                                                                               --------     -------------
                                                                                638,499     1,753,364,780
Receivable from Minnesota Life for Policy purchase payments                         358           156,391
Receivable for investments sold                                                      --           921,143
                                                                               --------     -------------
      Total assets                                                              638,857     1,754,442,314
                                                                               --------     -------------
                                LIABILITIES
Payable to Minnesota Life for Policy terminations, withdrawal payments and
mortality and expense charges                                                        --           921,143
Payable for investments purchased                                                   358           156,391
                                                                               --------     -------------
      Total liabilities                                                             358         1,077,534
                                                                               --------     -------------
      Net assets applicable to policy owners                                   $638,499     1,753,364,780
                                                                               ========     =============
                           POLICY OWNERS' EQUITY
      Total Policy Owners' equity                                              $638,499     1,753,364,780
                                                                               ========     =============

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2011

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                       ---------------------------------------------------
                                                                                                     ADVANTUS    ADVANTUS
                                                                         ADVANTUS      ADVANTUS       INDEX      MORTGAGE
                                                                           BOND         MONEY         500       SECURITIES
                                                                          CLASS 2       MARKET       CLASS 2     CLASS 2
                                                                       -------------  -----------  -----------  ----------
Investment income (loss):
   Investment income distributions from underlying mutual fund          $         --        2,764           --          --
   Mortality and expense charges (note 3)                                   (554,434)    (151,886)    (962,952)   (220,147)
                                                                        ------------  -----------  -----------  ----------
      Investment income (loss) - net                                        (554,434)    (149,122)    (962,952)   (220,147)
                                                                        ------------  -----------  -----------  ----------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                        --           --           --          --
                                                                        ------------  -----------  -----------  ----------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                 16,257,727   11,234,977   32,695,145   5,706,131
      Cost of investments sold                                           (11,309,046) (11,234,977) (23,978,963) (4,325,493)
                                                                        ------------  -----------  -----------  ----------
                                                                           4,948,681           --    8,716,182   1,380,638
                                                                        ------------  -----------  -----------  ----------
      Net realized gains (losses) on investments                           4,948,681           --    8,716,182   1,380,638
                                                                        ------------  -----------  -----------  ----------
   Net change in unrealized appreciation or depreciation
      of investments                                                       3,637,465         (723)  (5,346,038)  1,503,211
                                                                        ------------  -----------  -----------  ----------
      Net gains (losses) on investments                                    8,586,146         (723)   3,370,144   2,883,849
                                                                        ------------  -----------  -----------  ----------
      Net increase (decrease) in net assets resulting from operations   $  8,031,712     (149,845)   2,407,192   2,663,702
                                                                        ============  ===========  ===========  ==========

                                                                                SEGREGATED SUB-ACCOUNTS
                                                                       --------------------------------------
                                                                         ADVANTUS      ADVANTUS    ADVANTUS
                                                                       INTERNATIONAL   INDEX 400  REAL ESTATE
                                                                           BOND         MID-CAP   SECURITIES
                                                                          CLASS 2       CLASS 2     CLASS 2
                                                                       -------------  ----------  -----------
Investment income (loss):
   Investment income distributions from underlying mutual fund                  --            --           --
   Mortality and expense charges (note 3)                                 (165,779)     (312,039)    (217,776)
                                                                        ----------    ----------   ----------
      Investment income (loss) - net                                      (165,779)     (312,039)    (217,776)
                                                                        ----------    ----------   ----------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                      --            --           --
                                                                        ----------    ----------   ----------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                4,517,793     8,302,653    5,054,106
      Cost of investments sold                                          (2,870,989)   (4,184,508)  (3,348,534)
                                                                        ----------    ----------   ----------
                                                                         1,646,804     4,118,145    1,705,572
                                                                        ----------    ----------   ----------
      Net realized gains (losses) on investments                         1,646,804     4,118,145    1,705,572
                                                                        ----------    ----------   ----------
   Net change in unrealized appreciation or depreciation
      of investments                                                    (1,683,502)   (5,188,840)     587,038
                                                                        ----------    ----------   ----------
      Net gains (losses) on investments                                    (36,698)   (1,070,695)   2,292,610
                                                                        ----------    ----------   ----------
      Net increase (decrease) in net assets resulting from operations     (202,477)   (1,382,734)   2,074,834
                                                                        ==========    ==========   ==========

See accompanying notes to financial statements.

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                       -------------------------------------------------------
                                                                                                                    ALLIANCE
                                                                       INVESCO V.I.  INVESCO V.I.  INVESCO V.I.    BERNSTEIN
                                                                          CAPITAL        CORE       SMALL CAP    INTERNATIONAL
                                                                       APPRECIATION     EQUITY        EQUITY         VALUE
                                                                       ------------  ------------  ------------  -------------
Investment income (loss):
   Investment income distributions from underlying mutual fund          $      --         6,142            --          8,368
   Mortality and expense charges (note 3)                                 (23,851)       (4,268)       (5,895)          (953)
                                                                        ---------      --------      --------       --------
      Investment income (loss) - net                                      (23,851)        1,874        (5,895)         7,415
                                                                        ---------      --------      --------       --------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                     --            --            --             --
                                                                        ---------      --------      --------       --------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                 856,149       345,141       336,734        191,170
      Cost of investments sold                                           (957,601)     (318,666)     (273,643)      (182,825)
                                                                        ---------      --------      --------       --------
                                                                         (101,452)       26,475        63,091          8,345
                                                                        ---------      --------      --------       --------
      Net realized gains (losses) on investments                         (101,452)       26,475        63,091          8,345
                                                                        ---------      --------      --------       --------
   Net change in unrealized appreciation or depreciation
      of investments                                                     (268,103)      (30,532)     (140,044)       (60,985)
                                                                        ---------      --------      --------       --------
      Net gains (losses) on investments                                  (369,555)       (4,057)      (76,953)       (52,640)
                                                                        ---------      --------      --------       --------
      Net increase (decrease) in net assets resulting from operations   $(393,406)       (2,183)      (82,848)       (45,225)
                                                                        =========      ========      ========       ========

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                       ------------------------------------
                                                                        AMERICAN     AMERICAN
                                                                         CENTURY      CENTURY     AMERICAN
                                                                         INCOME    VP INFLATION    CENTURY
                                                                       AND GROWTH   PROTECTION      ULTRA
                                                                       ----------  ------------  ----------
Investment income (loss):
   Investment income distributions from underlying mutual fund            24,422       92,207            --
   Mortality and expense charges (note 3)                                 (9,089)     (11,480)     (145,161)
                                                                        --------     --------    ----------
      Investment income (loss) - net                                      15,333       80,727      (145,161)
                                                                        --------     --------    ----------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                    --       19,760            --
                                                                        --------     --------    ----------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                290,182      690,100     3,834,387
      Cost of investments sold                                          (325,619)    (667,614)   (4,073,011)
                                                                        --------     --------    ----------
                                                                         (35,437)      22,486      (238,624)
                                                                        --------     --------    ----------
      Net realized gains (losses) on investments                         (35,437)      42,246      (238,624)
                                                                        --------     --------    ----------
   Net change in unrealized appreciation or depreciation
      of investments                                                      70,700      111,586       557,746
                                                                        --------     --------    ----------
      Net gains (losses) on investments                                   35,263      153,832       319,122
                                                                        --------     --------    ----------
      Net increase (decrease) in net assets resulting from operations     50,596      234,559       173,961
                                                                        ========     ========    ==========

See accompanying notes to financial statements.

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                       ----------------------------------------------------------
                                                                                      AMERICAN       AMERICAN        AMERICAN
                                                                         AMERICAN     FUNDS IS       FUNDS IS        FUNDS IS
                                                                          CENTURY    GLOBAL BOND  GLOBAL GROWTH  GLOBAL SMALL CAP
                                                                           VALUE      CLASS 2*       CLASS 2*        CLASS 2*
                                                                       ------------  -----------  -------------  ----------------
Investment income (loss):
   Investment income distributions from underlying mutual fund          $   438,767     10,182          439               136
   Mortality and expense charges (note 3)                                  (115,834)      (639)         (63)             (275)
                                                                        -----------    -------       ------           -------
      Investment income (loss) - net                                        322,933      9,543          376              (139)
                                                                        -----------    -------       ------           -------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                       --        100           --                --
                                                                        -----------    -------       ------           -------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                 2,598,690     10,560        7,620            19,347
      Cost of investments sold                                           (3,685,832)   (10,558)      (8,989)          (23,054)
                                                                        -----------    -------       ------           -------
                                                                         (1,087,142)         2       (1,369)           (3,707)
                                                                        -----------    -------       ------           -------
      Net realized gains (losses) on investments                         (1,087,142)       102       (1,369)           (3,707)
                                                                        -----------    -------       ------           -------
   Net change in unrealized appreciation or depreciation
      of investments                                                        799,992    (14,146)        (226)           (8,249)
                                                                        -----------    -------       ------           -------
      Net gains (losses) on investments                                    (287,150)   (14,044)      (1,595)          (11,956)
                                                                        -----------    -------       ------           -------
      Net increase (decrease) in net assets resulting from operations   $    35,783     (4,501)      (1,219)          (12,095)
                                                                        ===========    =======       ======           =======

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                       --------------------------------------
                                                                       AMERICAN    AMERICAN       AMERICAN
                                                                       FUNDS IS    FUNDS IS       FUNDS IS
                                                                        GROWTH   GROWTH-INCOME  INTERNATIONAL
                                                                       CLASS 2*    CLASS 2*       CLASS 2*
                                                                       --------  -------------  -------------
Investment income (loss):
   Investment income distributions from underlying mutual fund            1,480       3,617          8,836
   Mortality and expense charges (note 3)                                  (642)       (463)          (706)
                                                                        -------     -------        -------
      Investment income (loss) - net                                        838       3,154          8,130
                                                                        -------     -------        -------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                   --          --             --
                                                                        -------     -------        -------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                24,759       7,871         15,039
      Cost of investments sold                                          (28,553)     (8,853)       (18,941)
                                                                        -------     -------        -------
                                                                         (3,794)       (982)        (3,902)
                                                                        -------     -------        -------
      Net realized gains (losses) on investments                         (3,794)       (982)        (3,902)
                                                                        -------     -------        -------
   Net change in unrealized appreciation or depreciation
      of investments                                                     (4,449)    (11,136)       (28,237)
                                                                        -------     -------        -------
      Net gains (losses) on investments                                  (8,243)    (12,118)       (32,139)
                                                                        -------     -------        -------
      Net increase (decrease) in net assets resulting from operations    (7,405)     (8,964)       (24,009)
                                                                        =======     =======        =======

*    For the period from April 28, 2011 through December 31, 2011.

See accompanying notes to financial statements.

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                        ----------------------------------------------------
                                                                         AMERICAN     AMERICAN     CREDIT SUISSE
                                                                         FUNDS IS     FUNDS IS         TRUST        FIDELITY
                                                                        NEW WORLD  U.S. GOVT SEC  INTERNATIONAL      HIGH
                                                                         CLASS 2*     CLASS 2*    EQUITY FLEX III   INCOME
                                                                        ---------  -------------  ---------------  ---------
Investment income (loss):
   Investment income distributions from underlying mutual fund          $  3,447      1,391            84,738       128,281
   Mortality and expense charges (note 3)                                   (393)      (131)          (11,430)       (7,000)
                                                                        --------     ------        ----------      --------
      Investment income (loss) - net                                       3,054      1,260            73,308       121,281
                                                                        --------     ------        ----------      --------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                    --        240                --            --
                                                                        --------     ------        ----------      --------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                 46,822        761         2,707,356       477,154
      Cost of investments sold                                           (50,538)      (744)       (3,440,006)     (471,236)
                                                                        --------     ------        ----------      --------
                                                                          (3,716)        17          (732,650)        5,918
                                                                        --------     ------        ----------      --------
      Net realized gains (losses) on investments                          (3,716)       257          (732,650)        5,918
                                                                        --------     ------        ----------      --------
   Net change in unrealized appreciation or depreciation
      of investments                                                     (10,421)        38           213,096      (101,568)
                                                                        --------     ------        ----------      --------
      Net gains (losses) on investments                                  (14,137)       295          (519,554)      (95,650)
                                                                        --------     ------        ----------      --------
      Net increase (decrease) in net assets resulting from operations   $(11,083)     1,555          (446,246)       25,631
                                                                        ========     ======        ==========      ========

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                        -----------------------------------------
                                                                        FIDELITY VIP  FIDELITY VIP   FIDELITY VIP
                                                                         CONTRAFUND   EQUITY-INCOME     MID-CAP
                                                                        ------------  -------------  ------------
Investment income (loss):
   Investment income distributions from underlying mutual fund              522,906     1,563,358        11,338
   Mortality and expense charges (note 3)                                  (338,347)     (345,368)     (266,606)
                                                                        -----------   -----------    ----------
      Investment income (loss) - net                                        184,559     1,217,990      (255,268)
                                                                        -----------   -----------    ----------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                       --            --        89,085
                                                                        -----------   -----------    ----------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                13,550,372     8,050,621     7,171,823
      Cost of investments sold                                          (17,907,421)  (10,038,780)   (7,342,333)
                                                                        -----------   -----------    ----------
                                                                         (4,357,049)   (1,988,159)     (170,510)
                                                                        -----------   -----------    ----------
      Net realized gains (losses) on investments                         (4,357,049)   (1,988,159)      (81,425)
                                                                        -----------   -----------    ----------
   Net change in unrealized appreciation or depreciation
      of investments                                                      2,132,551       989,014    (5,718,281)
                                                                        -----------   -----------    ----------
      Net gains (losses) on investments                                  (2,224,498)     (999,145)   (5,799,706)
                                                                        -----------   -----------    ----------
      Net increase (decrease) in net assets resulting from operations    (2,039,939)      218,845    (6,054,974)
                                                                        ===========   ===========    ==========

*    For the period from April 28, 2011 through December 31, 2011.

See accompanying notes to financial statements.

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                       ---------------------------------------------------
                                                                                                  FRANKLIN
                                                                       FRANKLIN                  LARGE CAP      FRANKLIN
                                                                       SMALL CAP    FRANKLIN       GROWTH    MUTUAL SHARES
                                                                         VALUE    SMALL MID CAP  SECURITIES    SECURITIES
                                                                       ---------  -------------  ----------  -------------
Investment income (loss):
   Investment income distributions from underlying mutual fund         $   7,101           --        20,459       311,271
   Mortality and expense charges (note 3)                                 (4,669)    (106,515)      (15,504)      (65,626)
                                                                       ---------   ----------      --------    ----------
      Investment income (loss) - net                                       2,432     (106,515)        4,955       245,645
                                                                       ---------   ----------      --------    ----------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                    --           --            --            --
                                                                       ---------   ----------      --------    ----------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                226,473    3,246,495       452,344     1,798,467
      Cost of investments sold                                          (196,491)  (2,668,233)     (547,326)   (2,135,309)
                                                                       ---------   ----------      --------    ----------
                                                                          29,982      578,262       (94,982)     (336,842)
                                                                       ---------   ----------      --------    ----------
      Net realized gains (losses) on investments                          29,982      578,262       (94,982)     (336,842)
                                                                       ---------   ----------      --------    ----------
   Net change in unrealized appreciation or depreciation
      of investments                                                     (93,803)  (1,535,227)       37,796      (117,585)
                                                                       ---------   ----------      --------    ----------
      Net gains (losses) on investments                                  (63,821)    (956,965)      (57,186)     (454,427)
                                                                       ---------   ----------      --------    ----------
      Net increase (decrease) in net assets resulting from operations  $ (61,389)  (1,063,480)      (52,231)     (208,782)
                                                                       =========   ==========      ========    ==========

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                       ------------------------------------
                                                                         TEMPLETON    GOLDMAN
                                                                        DEVELOPING   SACHS VIT   IBBOTSON
                                                                          MARKETS   GOVERNMENT  AGGRESSIVE
                                                                        SECURITIES     INCOME      GROWTH
                                                                       -----------  ----------  ----------
Investment income (loss):
   Investment income distributions from underlying mutual fund             439,415       7,697      52,894
   Mortality and expense charges (note 3)                                 (224,915)     (4,239)    (14,163)
                                                                       -----------    --------    --------
      Investment income (loss) - net                                       214,500       3,458      38,731
                                                                       -----------    --------    --------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                      --      44,331          --
                                                                       -----------    --------    --------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                               10,700,660     242,325     146,248
      Cost of investments sold                                         (11,084,874)   (241,363)   (128,816)
                                                                       -----------    --------    --------
                                                                          (384,214)        962      17,432
                                                                       -----------    --------    --------
      Net realized gains (losses) on investments                          (384,214)     45,293      17,432
                                                                       -----------    --------    --------
   Net change in unrealized appreciation or depreciation
      of investments                                                    (7,576,022)        468    (221,477)
                                                                       -----------    --------    --------
      Net gains (losses) on investments                                 (7,960,236)     45,761    (204,045)
                                                                       -----------    --------    --------
      Net increase (decrease) in net assets resulting from operations   (7,745,736)     49,219    (165,314)
                                                                       ===========    ========    ========

See accompanying notes to financial statements.

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                       -----------------------------------------------
                                                                                                             IBBOTSON
                                                                        IBBOTSON    IBBOTSON     IBBOTSON     INCOME
                                                                        BALANCED  CONSERVATIVE    GROWTH    AND GROWTH
                                                                       ---------  ------------  ----------  ----------
Investment income (loss):
   Investment income distributions from underlying mutual fund         $  31,206       9,168        70,940       8,995
   Mortality and expense charges (note 3)                                (12,827)     (2,260)      (28,870)     (4,902)
                                                                       ---------    --------    ----------     -------
      Investment income (loss) - net                                      18,379       6,908        42,070       4,093
                                                                       ---------    --------    ----------     -------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                49,100      17,846        71,117      16,860
                                                                       ---------    --------    ----------     -------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                435,969     109,287     1,231,501      36,161
      Cost of investments sold                                          (401,720)   (106,305)   (1,073,533)    (33,988)
                                                                       ---------    --------    ----------     -------
                                                                          34,249       2,982       157,968       2,173
                                                                       ---------    --------    ----------     -------
      Net realized gains (losses) on investments                          83,349      20,828       229,085      19,033
                                                                       ---------    --------    ----------     -------
   Net change in unrealized appreciation or depreciation
      of investments                                                    (143,880)    (18,506)     (602,331)    (19,178)
                                                                       ---------    --------    ----------     -------
      Net gains (losses) on investments                                  (60,531)      2,322      (373,246)       (145)
                                                                       ---------    --------    ----------     -------
      Net increase (decrease) in net assets resulting from operations  $ (42,152)      9,230      (331,176)      3,948
                                                                       =========    ========    ==========     =======

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                       ----------------------------------------
                                                                         INVESCO                      INVESCO
                                                                        VAN KAMPEN      INVESCO     VAN KAMPEN
                                                                       V.I. CAPITAL   VAN KAMPEN    V.I. GROWTH
                                                                         GROWTH      V.I. COMSTOCK  AND INCOME
                                                                       ------------  -------------  -----------
Investment income (loss):
   Investment income distributions from underlying mutual fund                --         15,345           677
   Mortality and expense charges (note 3)                                   (418)        (7,309)         (295)
                                                                         -------       --------       -------
      Investment income (loss) - net                                        (418)         8,036           382
                                                                         -------       --------       -------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                    --             --            --
                                                                         -------       --------       -------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                 80,486        204,634        30,360
      Cost of investments sold                                           (77,636)      (185,930)      (26,800)
                                                                         -------       --------       -------
                                                                           2,850         18,704         3,560
                                                                         -------       --------       -------
      Net realized gains (losses) on investments                           2,850         18,704         3,560
                                                                         -------       --------       -------
   Net change in unrealized appreciation or depreciation
      of investments                                                     (13,077)      (106,162)       (7,348)
                                                                         -------       --------       -------
      Net gains (losses) on investments                                  (10,227)       (87,458)       (3,788)
                                                                         -------       --------       -------
      Net increase (decrease) in net assets resulting from operations    (10,645)       (79,422)       (3,406)
                                                                         =======       ========       =======

See accompanying notes to financial statements.

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                          ------------------------------------------------------
                                                                             INVESCO      INVESCO
                                                                           VAN KAMPEN   VAN KAMPEN  IVY FUNDS VIP
                                                                          V.I. MID CAP   VO EQUITY      ASSET      IVY FUNDS VIP
                                                                              VALUE     AND INCOME     STRATEGY       BALANCED
                                                                          ------------  ----------  -------------  -------------
Investment income (loss):
   Investment income distributions from underlying mutual fund              $    389       15,700        724,088      1,880,419
   Mortality and expense charges (note 3)                                       (333)      (3,722)      (351,727)      (626,420)
                                                                            --------     --------    -----------    -----------
      Investment income (loss) - net                                              56       11,978        372,361      1,253,999
                                                                            --------     --------    -----------    -----------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                        --           --             --      9,908,409
                                                                            --------     --------    -----------    -----------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                     89,877      909,052     16,612,504     12,997,251
      Cost of investments sold                                               (93,827)    (920,548)   (20,055,069)   (10,771,827)
                                                                            --------     --------    -----------    -----------
                                                                              (3,950)     (11,496)    (3,442,565)     2,225,424
                                                                            --------     --------    -----------    -----------
      Net realized gains (losses) on investments                              (3,950)     (11,496)    (3,442,565)    12,133,833
                                                                            --------     --------    -----------    -----------
   Net change in unrealized appreciation or depreciation
      of investments                                                           1,508      (20,513)    (2,008,594)    (9,744,696)
                                                                            --------     --------    -----------    -----------
      Net gains (losses) on investments                                       (2,442)     (32,009)    (5,451,159)     2,389,137
                                                                            --------     --------    -----------    -----------
      Net increase (decrease) in net assets resulting from operations       $ (2,386)     (20,031)    (5,078,798)     3,643,136
                                                                            ========     ========    ===========    ===========

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                          --------------------------------------------
                                                                                          IVY FUNDS VIP
                                                                          IVY FUNDS VIP  GLOBAL NATURAL  IVY FUNDS VIP
                                                                           CORE EQUITY      RESOURCES       GROWTH
                                                                          -------------  --------------  -------------
Investment income (loss):
   Investment income distributions from underlying mutual fund                 33,087              --      6,612,652
   Mortality and expense charges (note 3)                                     (45,389)        (17,682)      (821,714)
                                                                           ----------      ----------    -----------
      Investment income (loss) - net                                          (12,302)        (17,682)     5,790,938
                                                                           ----------      ----------    -----------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                    296,116              --             --
                                                                           ----------      ----------    -----------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                   1,637,748         744,317     17,084,554
      Cost of investments sold                                             (1,447,184)       (633,752)   (15,093,970)
                                                                           ----------      ----------    -----------
                                                                              190,564         110,565      1,990,584
                                                                           ----------      ----------    -----------
      Net realized gains (losses) on investments                              486,680         110,565      1,990,584
                                                                           ----------      ----------    -----------
   Net change in unrealized appreciation or depreciation
      of investments                                                         (376,877)     (1,240,292)    (4,962,920)
                                                                           ----------      ----------    -----------
      Net gains (losses) on investments                                       109,803      (1,129,727)    (2,972,336)
                                                                           ----------      ----------    -----------
      Net increase (decrease) in net assets resulting from operations          97,501      (1,147,409)     2,818,602
                                                                           ==========      ==========    ===========

See accompanying notes to financial statements.

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                          ----------------------------------------------------------
                                                                          IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                                                          INTERNATIONAL  INTERNATIONAL    MICRO-CAP       MID CAP
                                                                             GROWTH          VALUE          GROWTH         GROWTH
                                                                          -------------  -------------  -------------  -------------
Investment income (loss):
   Investment income distributions from underlying mutual fund              $  29,394       2,518,541            --             19
   Mortality and expense charges (note 3)                                     (35,374)       (809,659)      (85,290)        (2,284)
                                                                            ---------     -----------    ----------       --------
      Investment income (loss) - net                                           (5,980)      1,708,882       (85,290)        (2,265)
                                                                            ---------     -----------    ----------       --------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                         --              --            --         11,154
                                                                            ---------     -----------    ----------       --------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                     786,661      17,114,185     2,991,759        339,607
      Cost of investments sold                                               (888,347)    (14,912,620)   (1,838,905)      (376,465)
                                                                            ---------     -----------    ----------       --------
                                                                             (101,686)      2,201,565     1,152,854        (36,858)
                                                                            ---------     -----------    ----------       --------
      Net realized gains (losses) on investments                             (101,686)      2,201,565     1,152,854        (25,704)
                                                                            ---------     -----------    ----------       --------
   Net change in unrealized appreciation or depreciation
      of investments                                                         (485,744)    (27,406,161)   (2,341,779)       (31,754)
                                                                            ---------     -----------    ----------       --------
      Net gains (losses) on investments                                      (587,430)    (25,204,596)   (1,188,925)       (57,458)
                                                                            ---------     -----------    ----------       --------
      Net increase (decrease) in net assets resulting from operations       $(593,410)    (23,495,714)   (1,274,215)       (59,723)
                                                                            =========     ===========    ==========       ========

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                          -------------------------------------------
                                                                          IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                                                            SCIENCE &      SMALL CAP      SMALL CAP
                                                                           TECHNOLOGY       GROWTH          VALUE
                                                                          -------------  -------------  -------------
Investment income (loss):
   Investment income distributions from underlying mutual fund                      --             --       267,642
   Mortality and expense charges (note 3)                                      (34,938)      (435,828)     (276,791)
                                                                            ----------    -----------    ----------
      Investment income (loss) - net                                           (34,938)      (435,828)       (9,149)
                                                                            ----------    -----------    ----------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                     254,112        752,119            --
                                                                            ----------    -----------    ----------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                    1,374,253     10,668,917     6,559,749
      Cost of investments sold                                              (1,416,010)    (9,505,333)   (6,090,921)
                                                                            ----------    -----------    ----------
                                                                               (41,757)     1,163,584       468,828
                                                                            ----------    -----------    ----------
      Net realized gains (losses) on investments                               212,355      1,915,703       468,828
                                                                            ----------    -----------    ----------
   Net change in unrealized appreciation or depreciation
      of investments                                                          (645,290)   (10,836,025)    (8,122,202)
                                                                            ----------    -----------    ----------
      Net gains (losses) on investments                                       (432,935)    (8,920,322)   (7,653,374)
                                                                            ----------    -----------    ----------
      Net increase (decrease) in net assets resulting from operations         (467,873)    (9,356,150)   (7,662,523)
                                                                            ==========    ===========    ==========

See accompanying notes to financial statements.

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                          --------------------------------------------------
                                                                                           JANUS        JANUS       JANUS
                                                                          IVY FUNDS VIP    ASPEN        ASPEN       ASPEN
                                                                              VALUE       BALANCED      FORTY      OVERSEAS
                                                                          -------------  ----------  ----------  -----------
Investment income (loss):
   Investment income distributions from underlying mutual fund            $   408,375       132,347     102,052      327,061
   Mortality and expense charges (note 3)                                    (272,510)      (28,256)   (203,472)    (432,181)
                                                                          -----------    ----------  ----------  -----------
      Investment income (loss) - net                                          135,865       104,091    (101,420)    (105,120)
                                                                          -----------    ----------  ----------  -----------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                         --       311,381          --      860,272
                                                                          -----------    ----------  ----------  -----------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                   6,672,934     1,886,823   6,130,613   19,675,986
      Cost of investments sold                                             (5,992,609)   (1,687,788) (4,005,956) (14,872,871)
                                                                          -----------    ----------  ----------  -----------
                                                                              680,325       199,035   2,124,657    4,803,115
                                                                          -----------    ----------  ----------  -----------
      Net realized gains (losses) on investments                              680,325       510,416   2,124,657    5,663,387
                                                                          -----------    ----------  ----------  -----------
   Net change in unrealized appreciation or depreciation
      of investments                                                       (5,018,528)     (607,303) (5,103,328) (37,832,982)
                                                                          -----------    ----------  ----------  -----------
      Net gains (losses) on investments                                    (4,338,203)      (96,887) (2,978,671) (32,169,595)
                                                                          -----------    ----------  ----------  -----------
      Net increase (decrease) in net assets resulting from operations     $(4,202,338)        7,204  (3,080,091) (32,274,715)
                                                                          ===========    ==========  ==========  ===========

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                          -----------------------------------
                                                                          JANUS ASPEN       MFS        MFS
                                                                            MID CAP      INVESTORS   MID CAP
                                                                             VALUE     GROWTH STOCK  GROWTH
                                                                          -----------  ------------  --------
Investment income (loss):
   Investment income distributions from underlying mutual fund                6,060         24,246         --
   Mortality and expense charges (note 3)                                    (4,577)       (44,761)    (5,193)
                                                                           --------     ----------   --------
      Investment income (loss) - net                                          1,483        (20,515)    (5,193)
                                                                           --------     ----------   --------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                       --             --         --
                                                                           --------     ----------   --------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                   188,611      1,082,662    342,121
      Cost of investments sold                                             (170,027)    (1,058,378)  (204,572)
                                                                           --------     ----------   --------
                                                                             18,584         24,284    137,549
                                                                           --------     ----------   --------
      Net realized gains (losses) on investments                             18,584         24,284    137,549
                                                                           --------     ----------   --------
   Net change in unrealized appreciation or depreciation
      of investments                                                        (76,489)       (52,777)  (205,508)
                                                                           --------     ----------   --------
      Net gains (losses) on investments                                     (57,905)       (28,493)   (67,959)
                                                                           --------     ----------   --------
      Net increase (decrease) in net assets resulting from operations       (56,422)       (49,008)   (73,152)
                                                                           ========     ==========   ========

See accompanying notes to financial statements.

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                       -------------------------------------------------
                                                                                                NEUBERGER
                                                                           MFS                     AMT      OPPENHEIMER
                                                                           NEW          MFS      SOCIALLY     CAPITAL
                                                                        DISCOVERY      VALUE    RESPONSIVE  APPRECIATION
                                                                       -----------  ----------  ----------  ------------
Investment income (loss):
   Investment income distributions from underlying mutual fund         $        --     528,190      1,031        4,106
   Mortality and expense charges (note 3)                                  (56,148)   (204,498)    (1,342)     (18,950)
                                                                       -----------  ----------    -------     --------
      Investment income (loss) - net                                       (56,148)    323,692       (311)     (14,844)
                                                                       -----------  ----------    -------     --------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund               1,338,724     167,827         --           --
                                                                       -----------  ----------    -------     --------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                2,679,732   3,285,492     32,288      691,730
      Cost of investments sold                                          (2,595,138) (3,476,261)   (31,303)    (743,666)
                                                                       -----------  ----------    -------     --------
                                                                            84,594    (190,769)       985      (51,936)
                                                                       -----------  ----------    -------     --------
      Net realized gains (losses) on investments                         1,423,318     (22,942)       985      (51,936)
                                                                       -----------  ----------    -------     --------
   Net change in unrealized appreciation or depreciation
      of investments                                                    (2,458,635)   (729,427)   (35,955)       1,335
                                                                       -----------  ----------    -------     --------
      Net gains (losses) on investments                                 (1,035,317)   (752,369)   (34,970)     (50,601)
                                                                       -----------  ----------    -------     --------
      Net increase (decrease) in net assets resulting from operations  $(1,091,465)   (428,677)   (35,281)     (65,445)
                                                                       ===========  ==========    =======     ========

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                       ---------------------------------------
                                                                                    OPPENHEIMER   OPPENHEIMER
                                                                       OPPENHEIMER  MAIN STREET  INTERNATIONAL
                                                                       HIGH INCOME   SMALL CAP      GROWTH
                                                                       -----------  -----------  -------------
Investment income (loss):
   Investment income distributions from underlying mutual fund             856,807        317         81,620
   Mortality and expense charges (note 3)                                  (49,270)      (594)       (56,483)
                                                                        ----------    -------     ----------
      Investment income (loss) - net                                       807,537       (277)        25,137
                                                                        ----------    -------     ----------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                      --         --             --
                                                                        ----------    -------     ----------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                1,443,756     16,118      2,871,919
      Cost of investments sold                                          (3,177,166)   (15,462)    (2,855,344)
                                                                        ----------    -------     ----------
                                                                        (1,733,410)       656         16,575
                                                                        ----------    -------     ----------
      Net realized gains (losses) on investments                        (1,733,410)       656         16,575
                                                                        ----------    -------     ----------
   Net change in unrealized appreciation or depreciation
      of investments                                                       633,069     (7,576)      (889,289)
                                                                        ----------    -------     ----------
      Net gains (losses) on investments                                 (1,100,341)    (6,920)      (872,714)
                                                                        ----------    -------     ----------
      Net increase (decrease) in net assets resulting from operations     (292,804)    (7,197)      (847,577)
                                                                        ==========    =======     ==========

See accompanying notes to financial statements.

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                       ---------------------------------------------------
                                                                       PIMCO FUNDS  PIMCO FUNDS  PUTNAM VT     PUTNAM VT
                                                                         VIT LOW     VIT TOTAL   GROWTH AND  INTERNATIONAL
                                                                        DURATION      RETURN       INCOME        EQUITY
                                                                       -----------  -----------  ----------  -------------
Investment income (loss):
   Investment income distributions from underlying mutual fund          $  42,716       191,848      6,950        186,525
   Mortality and expense charges (note 3)                                 (13,722)      (37,698)    (2,793)       (28,339)
                                                                        ---------    ----------   --------     ----------
      Investment income (loss) - net                                       28,994       154,150      4,157        158,186
                                                                        ---------    ----------   --------     ----------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                     --       144,129         --             --
                                                                        ---------    ----------   --------     ----------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                 702,762     1,030,279    172,106      1,229,942
      Cost of investments sold                                           (699,005)   (1,026,632)  (143,139)    (2,095,497)
                                                                        ---------    ----------   --------     ----------
                                                                            3,757         3,647     28,967       (865,555)
                                                                        ---------    ----------   --------     ----------
      Net realized gains (losses) on investments                            3,757       147,776     28,967       (865,555)
                                                                        ---------    ----------   --------     ----------
   Net change in unrealized appreciation or depreciation
      of investments                                                      (33,742)      (98,256)   (59,241)      (315,743)
                                                                        ---------    ----------   --------     ----------
      Net gains (losses) on investments                                   (29,985)       49,520    (30,274)    (1,181,298)
                                                                        ---------    ----------   --------     ----------
      Net increase (decrease) in net assets resulting from operations   $    (991)      203,670    (26,117)    (1,023,112)
                                                                        =========    ==========   ========     ==========

                                                                           SEGREGATED SUB-ACCOUNTS
                                                                       -------------------------------
                                                                       PUTNAM VT  PUTNAM VT
                                                                       MUTLI CAP   EQUITY    PUTNAM VT
                                                                        GROWTH     INCOME     VOYAGER
                                                                       ---------  ---------  ---------
Investment income (loss):
   Investment income distributions from underlying mutual fund              728      45,616        --
   Mortality and expense charges (note 3)                                (1,386)    (13,327)  (11,567)
                                                                        -------    --------  --------
      Investment income (loss) - net                                       (658)     32,289   (11,567)
                                                                        -------    --------  --------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                   --          --        --
                                                                        -------    --------  --------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                               142,221     558,364   724,408
      Cost of investments sold                                          (95,516)   (826,753) (554,279)
                                                                        -------    --------  --------
                                                                         46,705    (268,389)  170,129
                                                                        -------    --------  --------
      Net realized gains (losses) on investments                         46,705    (268,389)  170,129
                                                                        -------    --------  --------
   Net change in unrealized appreciation or depreciation
      of investments                                                    (59,688)    264,135  (628,435)
                                                                        -------    --------  --------
      Net gains (losses) on investments                                 (12,983)     (4,254) (458,306)
                                                                        -------    --------  --------
      Net increase (decrease) in net assets resulting from operations   (13,641)     28,035  (469,873)
                                                                        =======    ========  ========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                                                       ----------------------------
                                                                       MORGAN STANLEY
                                                                        UIF EMERGING
                                                                           MARKETS
                                                                           EQUITY          TOTAL
                                                                       --------------  ------------
Investment income (loss):
   Investment income distributions from underlying mutual fund           $   2,247       18,918,760
   Mortality and expense charges (note 3)                                   (2,957)      (9,403,294)
                                                                         ---------     ------------
      Investment income (loss) - net                                          (710)       9,515,466
                                                                         ---------     ------------
Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund                      --       14,352,682
                                                                         ---------     ------------
   Realized gains (losses) on sales of investments:
      Proceeds from sales                                                  271,010      285,684,911
      Cost of investments sold                                            (263,568)    (260,631,359)
                                                                         ---------     ------------
                                                                             7,442       25,053,552
                                                                         ---------     ------------
      Net realized gains (losses) on investments                             7,442       39,406,234
                                                                         ---------     ------------
   Net change in unrealized appreciation or depreciation
      of investments                                                      (129,134)    (140,094,211)
                                                                         ---------     ------------
      Net gains (losses) on investments                                   (121,692)    (100,687,977)
                                                                         ---------     ------------
      Net increase (decrease) in net assets resulting from operations    $(122,402)     (91,172,511)
                                                                         =========     ============

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2011

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------------
                                                                                                ADVANTUS    ADVANTUS
                                                                    ADVANTUS      ADVANTUS       INDEX      MORTGAGE
                                                                      BOND         MONEY          500      SECURITIES
                                                                    CLASS 2        MARKET       CLASS 2      CLASS 2
                                                                 -------------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net                                 $   (554,434)    (149,122)     (962,952)   (220,147)
   Net realized gains (losses) on investments                        4,948,681           --     8,716,182   1,380,638
   Net change in unrealized appreciation or depreciation
      of investments                                                 3,637,465         (723)   (5,346,038)  1,503,211
                                                                  ------------  -----------   -----------  ----------
Net increase (decrease) in net assets resulting from operations      8,031,712     (149,845)    2,407,192   2,663,702
                                                                  ------------  -----------   -----------  ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                          4,052,822   11,372,757    14,092,402   1,146,156
   Policy terminations, withdrawal payments and charges            (15,836,555) (11,148,299)  (31,915,864) (5,538,738)
                                                                  ------------  -----------   -----------  ----------
Increase (decrease) in net assets from Policy transactions         (11,783,733)     224,458   (17,823,462) (4,392,582)
                                                                  ------------  -----------   -----------  ----------
Increase (decrease) in net assets                                   (3,752,021)      74,613   (15,416,270) (1,728,880)
Net assets at the beginning of year                                113,053,023   31,493,253   199,966,724  44,821,569
                                                                  ------------  -----------   -----------  ----------
Net assets at the end of year                                     $109,301,002   31,567,866   184,550,454  43,092,689
                                                                  ============  ===========   ===========  ==========

                                                                         SEGREGATED SUB-ACCOUNTS
                                                                 --------------------------------------
                                                                    ADVANTUS      ADVANTUS    ADVANTUS
                                                                 INTERNATIONAL   INDEX 400  REAL ESTATE
                                                                     BOND        MID-CAP    SECURITIES
                                                                    CLASS 2       CLASS 2     CLASS 2
                                                                 -------------  ----------  ----------
Operations:
   Investment income (loss) - net                                    (165,779)    (312,039)    (217,776)
   Net realized gains (losses) on investments                       1,646,804    4,118,145    1,705,572
   Net change in unrealized appreciation or depreciation
      of investments                                               (1,683,502)  (5,188,840)     587,038
                                                                   ----------   ----------   ----------
Net increase (decrease) in net assets resulting from operations      (202,477)  (1,382,734)   2,074,834
                                                                   ----------   ----------   ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                         3,135,643    2,500,771    2,075,722
   Policy terminations, withdrawal payments and charges            (4,421,074)  (8,100,286)  (4,917,516)
                                                                   ----------   ----------   ----------
Increase (decrease) in net assets from Policy transactions         (1,285,431)  (5,599,515)  (2,841,794)
                                                                   ----------   ----------   ----------
Increase (decrease) in net assets                                  (1,487,908)  (6,982,249)    (766,960)
Net assets at the beginning of year                                32,737,160   65,091,676   43,753,941
                                                                   ----------   ----------   ----------
Net assets at the end of year                                      31,249,252   58,109,427   42,986,981
                                                                   ==========   ==========   ==========

See accompanying notes to financial statements.

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------------
                                                                                                              ALLIANCE
                                                                 INVESCO V.I.  INVESCO V.I.  INVESCO V.I.    BERNSTEIN
                                                                   CAPITAL         CORE        SMALL CAP   INTERNATIONAL
                                                                 APPRECIATION     EQUITY        EQUITY         VALUE
                                                                 ------------  ------------  ------------  -------------
Operations:
   Investment income (loss) - net                                 $  (23,851)       1,874         (5,895)        7,415
   Net realized gains (losses) on investments                       (101,452)      26,475         63,091         8,345
   Net change in unrealized appreciation or depreciation
      of investments                                                (268,103)     (30,532)      (140,044)      (60,985)
                                                                  ----------     --------      ---------      --------
Net increase (decrease) in net assets resulting from operations     (393,406)      (2,183)       (82,848)      (45,225)
                                                                  ----------     --------      ---------      --------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                          423,208      269,381      1,406,396       268,483
   Policy terminations, withdrawal payments and charges             (842,888)    (343,010)      (335,314)     (190,584)
                                                                  ----------     --------      ---------      --------
Increase (decrease) in net assets from Policy transactions          (419,680)     (73,629)     1,071,082        77,899
                                                                  ----------     --------      ---------      --------
Increase (decrease) in net assets                                   (813,086)     (75,812)       988,234        32,674
Net assets at the beginning of year                                5,001,812      843,795        527,258       169,360
                                                                  ----------     --------      ---------      --------
Net assets at the end of year                                     $4,188,726      767,983      1,515,492       202,034
                                                                  ==========     ========      =========      ========

                                                                        SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------
                                                                  AMERICAN     AMERICAN
                                                                  CENTURY      CENTURY      AMERICAN
                                                                   INCOME    VP INFLATION   CENTURY
                                                                 AND GROWTH   PROTECTION     ULTRA
                                                                 ----------  ------------  ----------
Operations:
   Investment income (loss) - net                                    15,333       80,727     (145,161)
   Net realized gains (losses) on investments                       (35,437)      42,246     (238,624)
   Net change in unrealized appreciation or depreciation
      of investments                                                 70,700      111,586      557,746
                                                                  ---------    ---------   ----------
Net increase (decrease) in net assets resulting from operations      50,596      234,559      173,961
                                                                  ---------    ---------   ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                         317,384    3,482,227    1,204,239
   Policy terminations, withdrawal payments and charges            (286,400)    (688,091)  (3,733,400)
                                                                  ---------    ---------   ----------
Increase (decrease) in net assets from Policy transactions           30,984    2,794,136   (2,529,161)
                                                                  ---------    ---------   ----------
Increase (decrease) in net assets                                    81,580    3,028,695   (2,355,200)
Net assets at the beginning of year                               1,801,645    1,135,263   29,687,533
                                                                  ---------    ---------   ----------
Net assets at the end of year                                     1,883,225    4,163,958   27,332,333
                                                                  =========    =========   ==========

See accompanying notes to financial statements.

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------------------
                                                                                 AMERICAN     AMERICAN         AMERICAN
                                                                   AMERICAN      FUNDS IS     FUNDS IS         FUNDS IS
                                                                   CENTURY     GLOBAL BOND  GLOBAL GROWTH  GLOBAL SMALL CAP
                                                                    VALUE        CLASS 2*     CLASS 2*         CLASS 2*
                                                                 ------------  -----------  -------------  ----------------
Operations:
   Investment income (loss) - net                                $    322,933      9,543           376             (139)
   Net realized gains (losses) on investments                      (1,087,142)       102        (1,369)          (3,707)
   Net change in unrealized appreciation or depreciation
      of investments                                                  799,992    (14,146)         (226)          (8,249)
                                                                 ------------    -------        ------          -------
Net increase (decrease) in net assets resulting from operations        35,783     (4,501)       (1,219)         (12,095)
                                                                 ------------    -------        ------          -------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                         2,495,180    480,190        47,850          273,676
   Policy terminations, withdrawal payments and charges            (2,544,459)   (10,361)       (7,573)         (19,261)
                                                                 ------------    -------        ------          -------
Increase (decrease) in net assets from Policy transactions            (49,279)   469,829        40,277          254,415
                                                                 ------------    -------        ------          -------
Increase (decrease) in net assets                                     (13,496)   465,328        39,058          242,320
Net assets at the beginning of year                                23,035,756         --            --               --
                                                                 ------------    -------        ------          -------
Net assets at the end of year                                    $ 23,022,260    465,328        39,058          242,320
                                                                 ============    =======        ======          =======

                                                                         SEGREGATED SUB-ACCOUNTS
                                                                 ---------------------------------------
                                                                  AMERICAN     AMERICAN       AMERICAN
                                                                  FUNDS IS     FUNDS IS       FUNDS IS
                                                                   GROWTH   GROWTH-INCOME  INTERNATIONAL
                                                                  CLASS 2*     CLASS 2*       CLASS 2*
                                                                 ---------  -------------  -------------
Operations:
   Investment income (loss) - net                                      838       3,154          8,130
   Net realized gains (losses) on investments                       (3,794)       (982)        (3,902)
   Net change in unrealized appreciation or depreciation
      of investments                                                (4,449)    (11,136)       (28,237)
                                                                   -------     -------        -------
Net increase (decrease) in net assets resulting from operations     (7,405)     (8,964)       (24,009)
                                                                   -------     -------        -------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                        496,683     287,747        666,228
   Policy terminations, withdrawal payments and charges            (24,549)     (7,601)       (14,875)
                                                                   -------     -------        -------
Increase (decrease) in net assets from Policy transactions         472,134     280,146        651,353
                                                                   -------     -------        -------
Increase (decrease) in net assets                                  464,729     271,182        627,344
Net assets at the beginning of year                                     --          --             --
                                                                   -------     -------        -------
Net assets at the end of year                                      464,729     271,182        627,344
                                                                   =======     =======        =======


*    For the period from April 28, 2011 through December 31, 2011.

See accompanying notes to financial statements.

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------------
                                                                  AMERICAN     AMERICAN     CREDIT SUISSE
                                                                  FUNDS IS     FUNDS IS         TRUST       FIDELITY
                                                                 NEW WORLD  U.S. GOVT SEC   INTERNATIONAL     HIGH
                                                                  CLASS 2*     CLASS 2*    EQUITY FLEX III   INCOME
                                                                 ---------  -------------  ---------------  ---------
Operations:
   Investment income (loss) - net                                 $  3,054       1,260            73,308      121,281
   Net realized gains (losses) on investments                       (3,716)        257          (732,650)       5,918
   Net change in unrealized appreciation or depreciation
      of investments                                               (10,421)         38           213,096     (101,568)
                                                                  --------      ------        ----------    ---------
Net increase (decrease) in net assets resulting from operations    (11,083)      1,555          (446,246)      25,631
                                                                  --------      ------        ----------    ---------

Policy transactions (notes 3 and 6):
   Policy purchase payments                                        320,047      89,361           173,372    1,808,777
   Policy terminations, withdrawal payments and charges            (46,659)       (663)       (2,700,619)    (475,179)
                                                                  --------      ------        ----------    ---------
Increase (decrease) in net assets from Policy transactions         273,388      88,698        (2,527,247)   1,333,598
                                                                  --------      ------        ----------    ---------
Increase (decrease) in net assets                                  262,305      90,253        (2,973,493)   1,359,229
Net assets at the beginning of year                                     --          --         2,973,493      639,838
                                                                  --------      ------        ----------    ---------
Net assets at the end of year                                     $262,305      90,253                --    1,999,067
                                                                  ========      ======        ==========    =========

                                                                         SEGREGATED SUB-ACCOUNTS
                                                                 -----------------------------------------
                                                                 FIDELITY VIP  FIDELITY VIP   FIDELITY VIP
                                                                  CONTRAFUND   EQUITY-INCOME     MID-CAP
                                                                 ------------  -------------  ------------
Operations:
   Investment income (loss) - net                                    184,559      1,217,990       (255,268)
   Net realized gains (losses) on investments                     (4,357,049)    (1,988,159)       (81,425)
   Net change in unrealized appreciation or depreciation
      of investments                                               2,132,551        989,014     (5,718,281)
                                                                 -----------     ----------    -----------
Net increase (decrease) in net assets resulting from operations   (2,039,939)       218,845     (6,054,974)
                                                                 -----------     ----------    -----------

Policy transactions (notes 3 and 6):
   Policy purchase payments                                        7,503,986      1,805,623      1,952,959
   Policy terminations, withdrawal payments and charges          (13,298,380)    (7,798,196)    (6,974,522)
                                                                 -----------     ----------    -----------
Increase (decrease) in net assets from Policy transactions        (5,794,394)    (5,992,573)    (5,021,563)
                                                                 -----------     ----------    -----------
Increase (decrease) in net assets                                 (7,834,333)    (5,773,728)   (11,076,537)
Net assets at the beginning of year                               70,458,994     71,362,749     57,411,722
                                                                 -----------     ----------    -----------
Net assets at the end of year                                     62,624,661     65,589,021     46,335,185
                                                                 ===========     ==========    ===========

* For the period from April 28, 2011 through December 31, 2011.

See accompanying notes to financial statements.

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------------
                                                                                             FRANKLIN
                                                                  FRANKLIN                   LARGE CAP     FRANKLIN
                                                                 SMALL CAP     FRANKLIN       GROWTH    MUTUAL SHARES
                                                                   VALUE     SMALL MID CAP  SECURITIES    SECURITIES
                                                                 ----------  -------------  ----------  -------------
Operations:
   Investment income (loss) - net                                $    2,432      (106,515)       4,955      245,645
   Net realized gains (losses) on investments                        29,982       578,262      (94,982)    (336,842)
   Net change in unrealized appreciation or depreciation
      of investments                                                (93,803)   (1,535,227)      37,796     (117,585)
                                                                 ----------    ----------    ---------   ----------
Net increase (decrease) in net assets resulting from operations     (61,389)   (1,063,480)     (52,231)    (208,782)
                                                                 ----------    ----------    ---------   ----------

Policy transactions (notes 3 and 6):
   Policy purchase payments                                       1,102,107     1,025,609      460,484      841,332
   Policy terminations, withdrawal payments and charges            (225,688)   (3,172,991)    (445,466)  (1,761,816)
                                                                 ----------    ----------    ---------   ----------
Increase (decrease) in net assets from Policy transactions          876,419    (2,147,382)      15,018     (920,484)
                                                                 ----------    ----------    ---------   ----------
Increase (decrease) in net assets                                   815,030    (3,210,862)     (37,213)  (1,129,266)
Net assets at the beginning of year                                 453,231    22,207,074    3,125,035   13,486,745
                                                                 ----------    ----------    ---------   ----------
Net assets at the end of year                                    $1,268,261    18,996,212    3,087,822   12,357,479
                                                                 ==========    ==========    =========   ==========

                                                                      SEGREGATED SUB-ACCOUNTS
                                                                 -----------------------------------
                                                                 TEMPLETON     GOLDMAN
                                                                 DEVELOPING   SACHS VIT    IBBOTSON
                                                                  MARKETS     GOVERNMENT  AGGRESSIVE
                                                                 SECURITIES     INCOME      GROWTH
                                                                 -----------  ----------  ----------
Operations:
   Investment income (loss) - net                                    214,500       3,458      38,731
   Net realized gains (losses) on investments                       (384,214)     45,293      17,432
   Net change in unrealized appreciation or depreciation
      of investments                                              (7,576,022)        468    (221,477)
                                                                 -----------   ---------   ---------
Net increase (decrease) in net assets resulting from operations   (7,745,736)     49,219    (165,314)
                                                                 -----------   ---------   ---------

Policy transactions (notes 3 and 6):
   Policy purchase payments                                        7,950,882     794,958   3,770,374
   Policy terminations, withdrawal payments and charges          (10,545,830)   (241,507)   (143,205)
                                                                 -----------   ---------   ---------
Increase (decrease) in net assets from Policy transactions        (2,594,948)    553,451   3,627,169
                                                                 -----------   ---------   ---------
Increase (decrease) in net assets                                (10,340,684)    602,670   3,461,855
Net assets at the beginning of year                               49,565,340     568,119   1,825,964
                                                                 -----------   ---------   ---------
Net assets at the end of year                                     39,224,656   1,170,789   5,287,819
                                                                 ===========   =========   =========

See accompanying notes to financial statements.

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------
                                                                                                        IBBOTSON
                                                                  IBBOTSON     IBBOTSON      IBBOTSON     INCOME
                                                                  BALANCED   CONSERVATIVE     GROWTH    AND GROWTH
                                                                 ----------  ------------  -----------  ----------
Operations:
   Investment income (loss) - net                                $   18,379       6,908        42,070        4,093
   Net realized gains (losses) on investments                        83,349      20,828       229,085       19,033
   Net change in unrealized appreciation or depreciation
      of investments                                               (143,880)    (18,506)     (602,331)     (19,178)
                                                                 ----------    --------    ----------    ---------
Net increase (decrease) in net assets resulting from operations     (42,152)      9,230      (331,176)       3,948
                                                                 ----------    --------    ----------    ---------

Policy transactions (notes 3 and 6):
   Policy purchase payments                                       2,603,525     755,086     3,257,676      372,399
   Policy terminations, withdrawal payments and charges            (428,328)   (108,126)   (1,219,036)     (32,988)
                                                                 ----------    --------    ----------    ---------
Increase (decrease) in net assets from Policy transactions        2,175,197     646,960     2,038,640      339,411
                                                                 ----------    --------    ----------    ---------
Increase (decrease) in net assets                                 2,133,045     656,190     1,707,464      343,359
Net assets at the beginning of year                               1,149,484      85,280     4,327,389      718,494
                                                                 ----------    --------    ----------    ---------
Net assets at the end of year                                    $3,282,529     741,470     6,034,853    1,061,853
                                                                 ==========    ========    ==========    =========

                                                                          SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------
                                                                   INVESCO                      INVESCO
                                                                  VAN KAMPEN      INVESCO      VAN KAMPEN
                                                                 V.I. CAPITAL    VAN KAMPEN   V.I. GROWTH
                                                                    GROWTH     V.I. COMSTOCK   AND INCOME
                                                                 ------------  -------------  -----------
Operations:
   Investment income (loss) - net                                      (418)         8,036          382
   Net realized gains (losses) on investments                         2,850         18,704        3,560
   Net change in unrealized appreciation or depreciation
      of investments                                                (13,077)      (106,162)      (7,348)
                                                                    -------      ---------      -------
Net increase (decrease) in net assets resulting from operations     (10,645)       (79,422)      (3,406)
                                                                    -------      ---------      -------

Policy transactions (notes 3 and 6):
   Policy purchase payments                                         200,523      1,741,146       71,437
   Policy terminations, withdrawal payments and charges             (80,178)      (203,182)     (30,136)
                                                                    -------      ---------      -------
Increase (decrease) in net assets from Policy transactions          120,345      1,537,964       41,301
                                                                    -------      ---------      -------
Increase (decrease) in net assets                                   109,700      1,458,542       37,895
Net assets at the beginning of year                                   7,907        651,131       34,785
                                                                    -------      ---------      -------
Net assets at the end of year                                       117,607      2,109,673       72,680
                                                                    =======      =========      =======

See accompanying notes to financial statements.

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------------------------
                                                                   INVESCO      INVESCO
                                                                  VAN KAMPEN   VAN KAMPEN  IVY FUNDS VIP
                                                                 V.I. MID CAP   VO EQUITY      ASSET      IVY FUNDS VIP
                                                                    VALUE      AND INCOME    STRATEGY        BALANCED
                                                                 ------------  ----------  -------------  -------------
Operations:
   Investment income (loss) - net                                  $     56       11,978        372,361      1,253,999
   Net realized gains (losses) on investments                        (3,950)     (11,496)    (3,442,565)    12,133,833
   Net change in unrealized appreciation or depreciation
      of investments                                                  1,508      (20,513)    (2,008,594)    (9,744,696)
                                                                   --------     --------    -----------    -----------
Net increase (decrease) in net assets resulting from operations      (2,386)     (20,031)    (5,078,798)     3,643,136
                                                                   --------     --------    -----------    -----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                         136,257      147,721     15,503,546      1,930,578
   Policy terminations, withdrawal payments and charges             (89,655)    (109,008)   (16,427,059)   (12,470,888)
                                                                   --------     --------    -----------    -----------
Increase (decrease) in net assets from Policy transactions           46,602       38,713       (923,513)   (10,540,310)
                                                                   --------     --------    -----------    -----------
Increase (decrease) in net assets                                    44,216       18,682     (6,002,311)    (6,897,174)
Net assets at the beginning of year                                  21,227      702,190     69,882,988    128,158,498
                                                                   --------     --------    -----------    -----------
Net assets at the end of year                                      $ 65,443      720,872     63,880,677    121,261,324
                                                                   ========     ========    ===========    ===========

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                 --------------------------------------------
                                                                                IVY FUNDS VIP
                                                                 IVY FUNDS VIP  GLOBAL NATURAL  IVY FUNDS VIP
                                                                  CORE EQUITY     RESOURCES         GROWTH
                                                                 -------------  --------------  -------------
Operations:
   Investment income (loss) - net                                     (12,302)       (17,682)      5,790,938
   Net realized gains (losses) on investments                         486,680        110,565       1,990,584
   Net change in unrealized appreciation or depreciation
      of investments                                                 (376,877)    (1,240,292)     (4,962,920)
                                                                   ----------     ----------     -----------
Net increase (decrease) in net assets resulting from operations        97,501     (1,147,409)      2,818,602
                                                                   ----------     ----------     -----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                         1,093,955      4,015,052       1,982,683
   Policy terminations, withdrawal payments and charges            (1,614,228)      (739,009)    (16,427,470)
                                                                   ----------     ----------     -----------
Increase (decrease) in net assets from Policy transactions           (520,273)     3,276,043     (14,444,787)
                                                                   ----------     ----------     -----------
Increase (decrease) in net assets                                    (422,772)     2,128,634     (11,626,185)
Net assets at the beginning of year                                 9,013,733      1,678,524     168,545,572
                                                                   ----------     ----------     -----------
Net assets at the end of year                                       8,590,961      3,807,158     156,919,387
                                                                   ==========     ==========     ===========

See accompanying notes to financial statements.

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------------------
                                                                 IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                                                 INTERNATIONAL  INTERNATIONAL    MICRO-CAP       MID CAP
                                                                     GROWTH         VALUE         GROWTH          GROWTH
                                                                 -------------  -------------  -------------  -------------
Operations:
   Investment income (loss) - net                                  $   (5,980)     1,708,882        (85,290)       (2,265)
   Net realized gains (losses) on investments                        (101,686)     2,201,565      1,152,854       (25,704)
   Net change in unrealized appreciation or depreciation
      of investments                                                 (485,744)   (27,406,161)    (2,341,779)      (31,754)
                                                                   ----------    -----------     ----------     ---------
Net increase (decrease) in net assets resulting from operations      (593,410)   (23,495,714)    (1,274,215)      (59,723)
                                                                   ----------    -----------     ----------     ---------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                         1,698,735      4,024,127        856,812     1,052,258
   Policy terminations, withdrawal payments and charges              (775,961)   (16,488,395)    (2,930,232)     (338,754)
                                                                   ----------    -----------     ----------     ---------
Increase (decrease) in net assets from Policy transactions            922,774    (12,464,268)    (2,073,420)      713,504
                                                                   ----------    -----------     ----------     ---------
Increase (decrease) in net assets                                     329,364    (35,959,982)    (3,347,635)      653,781
Net assets at the beginning of year                                 6,506,969    175,640,446     18,810,862        66,680
                                                                   ----------    -----------     ----------     ---------
Net assets at the end of year                                      $6,836,333    139,680,464     15,463,227       720,461
                                                                   ==========    ===========     ==========     =========

                                                                           SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------
                                                                 IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                                                   SCIENCE &      SMALL CAP      SMALL CAP
                                                                  TECHNOLOGY       GROWTH         VALUE
                                                                 -------------  -------------  -------------
Operations:
   Investment income (loss) - net                                     (34,938)      (435,828)        (9,149)
   Net realized gains (losses) on investments                         212,355      1,915,703        468,828
   Net change in unrealized appreciation or depreciation
      of investments                                                 (645,290)   (10,836,025)    (8,122,202)
                                                                   ----------    -----------    -----------
Net increase (decrease) in net assets resulting from operations      (467,873)    (9,356,150)    (7,662,523)
                                                                   ----------    -----------    -----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                         1,297,587      1,351,494      1,994,226
   Policy terminations, withdrawal payments and charges            (1,358,014)   (10,312,479)    (6,356,407)
                                                                   ----------    -----------    -----------
Increase (decrease) in net assets from Policy transactions            (60,427)    (8,960,985)    (4,362,181)
                                                                   ----------    -----------    -----------
Increase (decrease) in net assets                                    (528,300)   (18,317,135)   (12,024,704)
Net assets at the beginning of year                                 6,730,318     93,290,683     61,672,389
                                                                   ----------    -----------    -----------
Net assets at the end of year                                       6,202,018     74,973,548     49,647,685
                                                                   ==========    ===========    ===========

See accompanying notes to financial statements.

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                 ---------------------------------------------------
                                                                                   JANUS        JANUS       JANUS
                                                                 IVY FUNDS VIP     ASPEN        ASPEN       ASPEN
                                                                     VALUE        BALANCED      FORTY      OVERSEAS
                                                                 -------------  ----------   ----------  -----------
Operations:
   Investment income (loss) - net                                 $   135,865      104,091     (101,420)    (105,120)
   Net realized gains (losses) on investments                         680,325      510,416    2,124,657    5,663,387
   Net change in unrealized appreciation or depreciation
      of investments                                               (5,018,528)    (607,303)  (5,103,328) (37,832,982)
                                                                  -----------   ----------   ----------  -----------
Net increase (decrease) in net assets resulting from operations    (4,202,338)       7,204   (3,080,091) (32,274,715)
                                                                  -----------   ----------   ----------  -----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                         1,333,960    2,046,807    1,672,125   15,266,718
   Policy terminations, withdrawal payments and charges            (6,468,216)  (1,871,740)  (5,987,541) (19,381,858)
                                                                  -----------   ----------   ----------  -----------
Increase (decrease) in net assets from Policy transactions         (5,134,256)     175,067   (4,315,416)  (4,115,140)
                                                                  -----------   ----------   ----------  -----------
Increase (decrease) in net assets                                  (9,336,594)     182,271   (7,395,507) (36,389,855)
Net assets at the beginning of year                                58,352,182    5,274,184   43,641,765  102,951,653
                                                                  -----------   ----------   ----------  -----------
Net assets at the end of year                                     $49,015,588    5,456,455   36,246,258   66,561,798
                                                                  ===========   ==========   ==========  ===========

                                                                        SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------
                                                                  JANUS ASPEN      MFS          MFS
                                                                    MID CAP     INVESTORS     MID CAP
                                                                     VALUE     GROWTH STOCK    GROWTH
                                                                 ------------  ------------  ---------
Operations:
   Investment income (loss) - net                                      1,483      (20,515)      (5,193)
   Net realized gains (losses) on investments                         18,584       24,284      137,549
   Net change in unrealized appreciation or depreciation
      of investments                                                 (76,489)     (52,777)    (205,508)
                                                                   ---------   ----------    ---------
Net increase (decrease) in net assets resulting from operations      (56,422)     (49,008)     (73,152)
                                                                   ---------   ----------    ---------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                          810,107    2,032,032      311,618
   Policy terminations, withdrawal payments and charges             (187,700)  (1,066,182)    (339,957)
                                                                   ---------   ----------    ---------
Increase (decrease) in net assets from Policy transactions           622,407      965,850      (28,339)
                                                                   ---------   ----------    ---------
Increase (decrease) in net assets                                    565,985      916,842     (101,491)
Net assets at the beginning of year                                  498,366    8,314,420    1,072,539
                                                                   ---------   ----------    ---------
Net assets at the end of year                                      1,064,351    9,231,262      971,048
                                                                   =========   ==========    =========

See accompanying notes to financial statements.

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------
                                                                                           NEUBERGER
                                                                     MFS                      AMT     OPPENHEIMER
                                                                     NEW         MFS       SOCIALLY     CAPITAL
                                                                  DISCOVERY     VALUE     RESPONSIVE  APPRECIATION
                                                                 -----------  ----------  ----------  ------------
Operations:
   Investment income (loss) - net                                $   (56,148)    323,692       (311)     (14,844)
   Net realized gains (losses) on investments                      1,423,318     (22,942)       985      (51,936)
   Net change in unrealized appreciation or depreciation
      of investments                                              (2,458,635)   (729,427)   (35,955)       1,335
                                                                 -----------  ----------    -------    ---------
Net increase (decrease) in net assets resulting from operations   (1,091,465)   (428,677)   (35,281)     (65,445)
                                                                 -----------  ----------    -------    ---------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                        1,316,566   3,408,090    419,794      333,371
   Policy terminations, withdrawal payments and charges           (2,647,680) (3,190,970)   (31,190)    (681,360)
                                                                 -----------  ----------    -------    ---------
Increase (decrease) in net assets from Policy transactions        (1,331,114)    217,120    388,604     (347,989)
                                                                 -----------  ----------    -------    ---------
Increase (decrease) in net assets                                 (2,422,579)   (211,557)   353,323     (413,434)
Net assets at the beginning of year                               11,743,394  40,354,213     17,620    3,989,657
                                                                 -----------  ----------    -------    ---------
Net assets at the end of year                                    $ 9,320,815  40,142,656    370,943    3,576,223
                                                                 ===========  ==========    =======    =========

                                                                         SEGREGATED SUB-ACCOUNTS
                                                                 ---------------------------------------
                                                                              OPPENHEIMER   OPPENHEIMER
                                                                 OPPENHEIMER  MAIN STREET  INTERNATIONAL
                                                                 HIGH INCOME   SMALL CAP       GROWTH
                                                                 -----------  -----------  -------------
Operations:
   Investment income (loss) - net                                   807,537        (277)       25,137
   Net realized gains (losses) on investments                    (1,733,410)        656        16,575
   Net change in unrealized appreciation or depreciation
      of investments                                                633,069      (7,576)     (889,289)
                                                                 ----------     -------    ----------
Net increase (decrease) in net assets resulting from operations    (292,804)     (7,197)     (847,577)
                                                                 ----------     -------    ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                       1,132,854     100,952     1,143,769
   Policy terminations, withdrawal payments and charges          (1,419,735)    (15,729)   (2,841,189)
                                                                 ----------     -------    ----------
Increase (decrease) in net assets from Policy transactions         (286,881)     85,223    (1,697,420)
                                                                 ----------     -------    ----------
Increase (decrease) in net assets                                  (579,685)     78,026    (2,544,997)
Net assets at the beginning of year                               9,876,085      75,866    12,626,264
                                                                 ----------     -------    ----------
Net assets at the end of year                                     9,296,400     153,892    10,081,267
                                                                 ==========     =======    ==========

See accompanying notes to financial statements.

                                                                                SEGREGATED SUB-ACCOUNTS
                                                                 ---------------------------------------------------
                                                                 PIMCO FUNDS  PIMCO FUNDS   PUTNAM VT    PUTNAM VT
                                                                   VIT LOW     VIT TOTAL   GROWTH AND  INTERNATIONAL
                                                                   DURATION      RETURN      INCOME        EQUITY
                                                                 -----------  -----------  ----------  -------------
Operations:
   Investment income (loss) - net                                 $   28,994     154,150       4,157       158,186
   Net realized gains (losses) on investments                          3,757     147,776      28,967      (865,555)
   Net change in unrealized appreciation or depreciation
      of investments                                                 (33,742)    (98,256)    (59,241)     (315,743)
                                                                  ----------  ----------    --------    ----------
Net increase (decrease) in net assets resulting from operations         (991)    203,670     (26,117)   (1,023,112)
                                                                  ----------  ----------    --------    ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                        2,958,003   6,579,152     137,797       700,096
   Policy terminations, withdrawal payments and charges             (699,836) (1,022,860)   (170,671)   (1,215,825)
                                                                  ----------  ----------    --------    ----------
Increase (decrease) in net assets from Policy transactions         2,258,167   5,556,292     (32,874)     (515,729)
                                                                  ----------  ----------    --------    ----------
Increase (decrease) in net assets                                  2,257,176   5,759,962     (58,991)   (1,538,841)
Net assets at the beginning of year                                1,360,177   4,844,897     564,100     6,233,581
                                                                  ----------  ----------    --------    ----------
Net assets at the end of year                                     $3,617,353  10,604,859     505,109     4,694,740
                                                                  ==========  ==========    ========    ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------
                                                                 PUTNAM VT  PUTNAM VT
                                                                 MUTLI CAP    EQUITY   PUTNAM VT
                                                                   GROWTH     INCOME    VOYAGER
                                                                 ---------  ---------  ---------
Operations:
   Investment income (loss) - net                                    (658)     32,289    (11,567)
   Net realized gains (losses) on investments                      46,705    (268,389)   170,129
   Net change in unrealized appreciation or depreciation
      of investments                                              (59,688)    264,135   (628,435)
                                                                 --------   ---------  ---------
Net increase (decrease) in net assets resulting from operations   (13,641)     28,035   (469,873)
                                                                 --------   ---------  ---------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                       139,789   1,016,459  1,155,380
   Policy terminations, withdrawal payments and charges          (141,581)   (552,429)  (719,897)
                                                                 --------   ---------  ---------
Increase (decrease) in net assets from Policy transactions         (1,792)    464,030    435,483
                                                                 --------   ---------  ---------
Increase (decrease) in net assets                                 (15,433)    492,065    (34,390)
Net assets at the beginning of year                               257,184   2,448,267  2,140,175
                                                                 --------   ---------  ---------
Net assets at the end of year                                     241,751   2,940,332  2,105,785
                                                                 ========   =========  =========

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                                                 -----------------------------
                                                                 MORGAN STANLEY
                                                                  UIF EMERGING
                                                                    MARKETS
                                                                     EQUITY          TOTAL
                                                                 --------------  -------------
Operations:
   Investment income (loss) - net                                   $    (710)       9,515,466
   Net realized gains (losses) on investments                           7,442       39,406,234
   Net change in unrealized appreciation or depreciation
      of investments                                                 (129,134)    (140,094,211)
                                                                    ---------    -------------
Net increase (decrease) in net assets resulting from operations      (122,402)     (91,172,511)
                                                                    ---------    -------------

Policy transactions (notes 3 and 6):
   Policy purchase payments                                           681,621      170,878,899
   Policy terminations, withdrawal payments and charges              (270,404)    (278,221,502)
                                                                    ---------    -------------
Increase (decrease) in net assets from Policy transactions            411,217     (107,342,603)
                                                                    ---------    -------------
Increase (decrease) in net assets                                     288,815     (198,515,114)
Net assets at the beginning of year                                   349,684    1,951,879,894
                                                                    ---------    -------------
Net assets at the end of year                                       $ 638,499    1,753,364,780
                                                                    =========    =============

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2010

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                 --------------------------------------------------
                                                                                                          ADVANTUS
                                                                   ADVANTUS      ADVANTUS     ADVANTUS    MORTGAGE
                                                                     BOND         MONEY      INDEX 500   SECURITIES
                                                                    CLASS 2       MARKET      CLASS 2      CLASS 2
                                                                 ------------  -----------  -----------  ----------
Operations:
   Investment income (loss) - net                                $   (573,980)    (169,490)    (945,662)   (234,363)
   Net realized gains (losses) on investments                       3,339,966           --    4,694,044   1,320,643
   Net change in unrealized appreciation or depreciation
      of investments                                                6,939,546           --   21,438,178   1,779,863
                                                                 ------------  -----------  -----------  ----------
Net increase (decrease) in net assets resulting from operations     9,705,532     (169,490)  25,186,560   2,866,143
                                                                 ------------  -----------  -----------  ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                         6,724,317   21,136,939    8,367,833   1,352,431
   Policy terminations, withdrawal payments and charges           (12,216,962) (20,828,477) (29,429,863) (6,371,805)
                                                                 ------------  -----------  -----------  ----------
Increase (decrease) in net assets from Policy transactions         (5,492,645)     308,462  (21,062,030) (5,019,374)
                                                                 ------------  -----------  -----------  ----------
Increase (decrease) in net assets                                   4,212,887      138,972    4,124,530  (2,153,231)
Net assets at the beginning of year                               108,840,136   31,354,281  195,842,194  46,974,800
                                                                 ------------  -----------  -----------  ----------
Net assets at the end of year                                    $113,053,023   31,493,253  199,966,724  44,821,569
                                                                 ============  ===========  ===========  ==========

                                                                         SEGREGATED SUB-ACCOUNTS
                                                                 --------------------------------------
                                                                   ADVANTUS      ADVANTUS    ADVANTUS
                                                                 INTERNATIONAL   INDEX 400  REAL ESTATE
                                                                     BOND         MID-CAP   SECURITIES
                                                                    CLASS 2       CLASS 2     CLASS 2
                                                                 -------------  ----------  -----------
Operations:
   Investment income (loss) - net                                    (163,294)    (293,146)    (203,226)
   Net realized gains (losses) on investments                       2,037,965    2,909,537    2,782,556
   Net change in unrealized appreciation or depreciation
      of investments                                                2,135,440   10,939,227    7,586,620
                                                                   ----------   ----------   ----------
Net increase (decrease) in net assets resulting from operations     4,010,111   13,555,618   10,165,950
                                                                   ----------   ----------   ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                         3,476,401    3,227,321    1,873,127
   Policy terminations, withdrawal payments and charges            (4,787,942)  (7,075,443)  (5,982,320)
                                                                   ----------   ----------   ----------
Increase (decrease) in net assets from Policy transactions         (1,311,541)  (3,848,122)  (4,109,193)
                                                                   ----------   ----------   ----------
Increase (decrease) in net assets                                   2,698,570    9,707,496    6,056,757
Net assets at the beginning of year                                30,038,590   55,384,180   37,697,184
                                                                   ----------   ----------   ----------
Net assets at the end of year                                      32,737,160   65,091,676   43,753,941
                                                                   ==========   ==========   ==========

See accompanying notes to financial statements.

                                                                                SEGREGATED SUB-ACCOUNTS
                                                                 -----------------------------------------------------
                                                                 INVESCO V.I. INVESCO V.I.  INVESCO V.I.  INVESCO V.I.
                                                                     BASIC      CAPITAL         CORE       SMALL CAP
                                                                   BALANCED   APPRECIATION     EQUITY       EQUITY*
                                                                 -----------  ------------  ------------  ------------
Operations:
   Investment income (loss) - net                                  $   8,562        1,183        2,713          (908)
   Net realized gains (losses) on investments                        (36,471)    (133,599)     (18,486)        3,459
   Net change in unrealized appreciation or depreciation
      of investments                                                  76,165      790,413       71,342        91,629
                                                                   ---------    ---------     --------       -------
Net increase (decrease) in net assets resulting from operations       48,256      657,997       55,569        94,180
                                                                   ---------    ---------     --------       -------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                           87,542      467,387      367,878       473,383
   Policy terminations, withdrawal payments and charges             (130,369)    (730,139)    (139,040)      (40,305)
                                                                   ---------    ---------     --------       -------
Increase (decrease) in net assets from Policy transactions           (42,827)    (262,752)     228,838       433,078
                                                                   ---------    ---------     --------       -------
Increase (decrease) in net assets                                      5,429      395,245      284,407       527,258
Net assets at the beginning of year                                  696,761    4,606,567      559,388            --
                                                                   ---------    ---------     --------       -------
Net assets at the end of year                                      $ 702,190    5,001,812      843,795       527,258
                                                                   =========    =========     ========       =======

                                                                        SEGREGATED SUB-ACCOUNTS
                                                                 --------------------------------------
                                                                   ALLIANCE      AMERICAN    AMERICAN
                                                                   BERNSTEIN      CENTURY     CENTURY
                                                                 INTERNATIONAL    INCOME     INFLATION
                                                                    VALUE*      AND GROWTH  PROTECTION*
                                                                 -------------  ----------  -----------
Operations:
   Investment income (loss) - net                                     1,857         12,681       3,324
   Net realized gains (losses) on investments                            14       (142,855)      2,985
   Net change in unrealized appreciation or depreciation
      of investments                                                  2,485        344,889      (2,138)
                                                                    -------      ---------   ---------
Net increase (decrease) in net assets resulting from operations       4,356        214,715       4,171
                                                                    -------      ---------   ---------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                         165,775        254,995   1,384,632
   Policy terminations, withdrawal payments and charges                (771)      (303,443)   (253,540)
                                                                    -------      ---------   ---------
Increase (decrease) in net assets from Policy transactions          165,004        (48,448)  1,131,092
                                                                    -------      ---------   ---------
Increase (decrease) in net assets                                   169,360        166,267   1,135,263
Net assets at the beginning of year                                      --      1,635,378          --
                                                                    -------      ---------   ---------
Net assets at the end of year                                       169,360      1,801,645   1,135,263
                                                                    =======      =========   =========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                                                                                SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------------------------
                                                                                           CREDIT SUISSE
                                                                   AMERICAN    AMERICAN        TRUST       FIDELITY VIP
                                                                    CENTURY    CENTURY     INTERNATIONAL       HIGH
                                                                     ULTRA      VALUE     EQUITY FLEX III     INCOME*
                                                                 -----------  ----------  ---------------  ------------
Operations:
   Investment income (loss) - net                                $   (37,907)    332,101       (10,522)        39,466
   Net realized gains (losses) on investments                       (677,012) (1,022,645)     (198,992)           598
   Net change in unrealized appreciation or depreciation
      of investments                                               4,787,306   3,256,524       516,699         (6,858)
                                                                 -----------  ----------     ---------        -------
Net increase (decrease) in net assets resulting from operations    4,072,387   2,565,980       307,185         33,206
                                                                 -----------  ----------     ---------        -------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                        2,384,195   2,888,984       439,365        624,907
   Policy terminations, withdrawal payments and charges           (3,897,859) (2,387,482)     (418,811)       (18,275)
                                                                 -----------  ----------     ---------        -------
Increase (decrease) in net assets from Policy transactions        (1,513,664)    501,502        20,554        606,632
                                                                 -----------  ----------     ---------        -------
Increase (decrease) in net assets                                  2,558,723   3,067,482       327,739        639,838
Net assets at the beginning of year                               27,128,810  19,968,274     2,645,754             --
                                                                 -----------  ----------     ---------        -------
Net assets at the end of year                                    $29,687,533  23,035,756     2,973,493        639,838
                                                                 ===========  ==========     =========        =======

                                                                          SEGREGATED SUB-ACCOUNTS
                                                                 -----------------------------------------
                                                                 FIDELITY VIP   FIDELITY VIP  FIDELITY VIP
                                                                  CONTRAFUND   EQUITY-INCOME    MID-CAP
                                                                 ------------  -------------  ------------
Operations:
   Investment income (loss) - net                                     338,398       740,673      (110,911)
   Net realized gains (losses) on investments                      (8,726,466)   (1,947,475)   (1,241,098)
   Net change in unrealized appreciation or depreciation
      of investments                                               18,682,879    10,418,904    14,432,465
                                                                  -----------    ----------    ----------
Net increase (decrease) in net assets resulting from operations    10,294,811     9,212,102    13,080,456
                                                                  -----------    ----------    ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                         8,089,023     2,586,893     1,969,027
   Policy terminations, withdrawal payments and charges           (17,192,422)   (8,158,824)   (7,515,047)
                                                                  -----------    ----------    ----------
Increase (decrease) in net assets from Policy transactions         (9,103,399)   (5,571,931)   (5,546,020)
                                                                  -----------    ----------    ----------
Increase (decrease) in net assets                                   1,191,412     3,640,171     7,534,436
Net assets at the beginning of year                                69,267,582    67,722,578    49,877,286
                                                                  -----------    ----------    ----------
Net assets at the end of year                                      70,458,994    71,362,749    57,411,722
                                                                  ===========    ==========    ==========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                                                                                SEGREGATED SUB-ACCOUNTS
                                                                  ---------------------------------------------------
                                                                                             FRANKLIN
                                                                   FRANKLIN                  LARGE CAP    FRANKLIN
                                                                  SMALL CAP    FRANKLIN       GROWTH    MUTUAL SHARES
                                                                    VALUE*   SMALL MID CAP  SECURITIES   SECURITIES
                                                                  ---------  -------------  ----------  -------------
Operations:
   Investment income (loss) - net                                 $   (398)      (100,962)       9,045       138,537
   Net realized gains (losses) on investments                        2,023        599,333     (294,329)     (488,495)
   Net change in unrealized appreciation or depreciation
      of investments                                                82,122      4,451,053      588,787     1,690,533
                                                                  --------     ----------   ----------    ----------
Net increase (decrease) in net assets resulting from operations     83,747      4,949,424      303,503     1,340,575
                                                                  --------     ----------   ----------    ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                        406,192        677,899      488,642       880,559
   Policy terminations, withdrawal payments and charges            (36,708)    (3,640,935)  (1,155,942)   (1,938,919)
                                                                  --------     ----------   ----------    ----------
Increase (decrease) in net assets from Policy transactions         369,484     (2,963,036)    (667,300)   (1,058,360)
                                                                  --------     ----------   ----------    ----------
Increase (decrease) in net assets                                  453,231      1,986,388     (363,797)      282,215
Net assets at the beginning of year                                     --     20,220,686    3,488,832    13,204,530
                                                                  --------     ----------   ----------    ----------
Net assets at the end of year                                     $453,231     22,207,074    3,125,035    13,486,745
                                                                  ========     ==========   ==========    ==========

                                                                        SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------
                                                                  TEMPLETON                  GOLDMAN
                                                                  DEVELOPING    TEMPLETON    SACHS VIT
                                                                   MARKETS    GLOBAL ASSET  GOVERNMENT
                                                                  SECURITIES   ALLOCATION     INCOME*
                                                                 -----------  ------------  ----------
Operations:
   Investment income (loss) - net                                    493,244       481,410     2,589
   Net realized gains (losses) on investments                        754,822    (3,021,123)    5,112
   Net change in unrealized appreciation or depreciation
      of investments                                               6,042,102     2,900,020   (10,490)
                                                                  ----------   -----------   -------
Net increase (decrease) in net assets resulting from operations    7,290,168       360,307    (2,789)
                                                                  ----------   -----------   -------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                        7,202,998        94,544   762,091
   Policy terminations, withdrawal payments and charges           (6,126,385)  (12,217,973) (191,183)
                                                                  ----------   -----------   -------
Increase (decrease) in net assets from Policy transactions         1,076,613   (12,123,429)  570,908
                                                                  ----------   -----------   -------
Increase (decrease) in net assets                                  8,366,781   (11,763,122)  568,119
Net assets at the beginning of year                               41,198,559    11,763,122        --
                                                                  ----------   -----------   -------
Net assets at the end of year                                     49,565,340            --   568,119
                                                                  ==========   ===========   =======

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                 -----------------------------------------------
                                                                  IBBOTSON
                                                                 AGGRESSIVE  IBBOTSON     IBBOTSON      IBBOTSON
                                                                   GROWTH*   BALANCED*  CONSERVATIVE*   GROWTH*
                                                                 ----------  ---------  -------------  ---------
Operations:
   Investment income (loss) - net                                $    3,157      5,311         607        17,604
   Net realized gains (losses) on investments                           611        627       1,802         2,600
   Net change in unrealized appreciation or depreciation
      of investments                                                106,490     33,660       1,285       521,352
                                                                 ----------  ---------     -------     ---------
Net increase (decrease) in net assets resulting from operations     110,258     39,598       3,694       541,556
                                                                 ----------  ---------     -------     ---------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                       1,727,571  1,121,161     151,805     3,821,932
   Policy terminations, withdrawal payments and charges             (11,865)   (11,275)    (70,219)      (36,099)
                                                                 ----------  ---------     -------     ---------
Increase (decrease) in net assets from Policy transactions        1,715,706  1,109,886      81,586     3,785,833
                                                                 ----------  ---------     -------     ---------
Increase (decrease) in net assets                                 1,825,964  1,149,484      85,280     4,327,389
Net assets at the beginning of year                                      --         --          --            --
                                                                 ----------  ---------     -------     ---------
Net assets at the end of year                                    $1,825,964  1,149,484      85,280     4,327,389
                                                                 ==========  =========     =======     =========

                                                                          SEGREGATED SUB-ACCOUNTS
                                                                 -----------------------------------------
                                                                                INVESCO
                                                                  IBBOTSON     VAN KAMPEN      INVESCO
                                                                   INCOME     V.I. CAPITAL   VAN KAMPEN
                                                                 AND GROWTH*    GROWTH*     V.I. COMSTOCK*
                                                                 -----------  ------------  --------------
Operations:
   Investment income (loss) - net                                    2,488          (23)        (1,079)
   Net realized gains (losses) on investments                          101         (122)         2,429
   Net change in unrealized appreciation or depreciation
      of investments                                                21,077        1,023         75,307
                                                                   -------       ------        -------
Net increase (decrease) in net assets resulting from operations     23,666          878         76,657
                                                                   -------       ------        -------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                        697,678       10,713        609,139
   Policy terminations, withdrawal payments and charges             (2,850)      (3,684)       (34,665)
                                                                   -------       ------        -------
Increase (decrease) in net assets from Policy transactions         694,828        7,029        574,474
                                                                   -------       ------        -------
Increase (decrease) in net assets                                  718,494        7,907        651,131
Net assets at the beginning of year                                     --           --             --
                                                                   -------       ------        -------
Net assets at the end of year                                      718,494        7,907        651,131
                                                                   =======       ======        =======

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------------
                                                                   INVESCO      INVESCO
                                                                 VAN KAMPEN    VAN KAMPEN   IVY FUNDS VIP
                                                                 V.I. GROWTH  V.I. MID CAP      ASSET      IVY FUNDS VIP
                                                                 AND INCOME*     VALUE*        STRATEGY       BALANCED
                                                                 -----------  ------------  -------------  -------------
Operations:
   Investment income (loss) - net                                  $   (74)           25         467,731      1,770,353
   Net realized gains (losses) on investments                         (195)        1,525      (5,302,704)     3,417,248
   Net change in unrealized appreciation or depreciation
      of investments                                                 3,320         1,366       9,805,739     13,623,889
                                                                   -------       -------     -----------    -----------
Net increase (decrease) in net assets resulting from operations      3,051         2,916       4,970,766     18,811,490
                                                                   -------       -------     -----------    -----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                         33,377        37,609      10,780,801      2,065,355
   Policy terminations, withdrawal payments and charges             (1,643)      (19,298)    (18,366,906)   (13,879,804)
                                                                   -------       -------     -----------    -----------
Increase (decrease) in net assets from Policy transactions          31,734        18,311      (7,586,105)   (11,814,449)
                                                                   -------       -------     -----------    -----------
Increase (decrease) in net assets                                   34,785        21,227      (2,615,339)     6,997,041
Net assets at the beginning of year                                     --            --      72,498,327    121,161,457
                                                                   -------       -------     -----------    -----------
Net assets at the end of year                                      $34,785        21,227      69,882,988    128,158,498
                                                                   =======       =======     ===========    ===========

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                 --------------------------------------------
                                                                                 IVY FUNDS VIP
                                                                 IVY FUNDS VIP  GLOBAL NATURAL  IVY FUNDS VIP
                                                                  CORE EQUITY     RESOURCES*       GROWTH
                                                                 -------------  --------------  -------------
Operations:
   Investment income (loss) - net                                      41,100        (20,049)        211,706
   Net realized gains (losses) on investments                         104,230          7,563         559,626
   Net change in unrealized appreciation or depreciation
      of investments                                                1,437,678        319,979      17,664,614
                                                                   ----------      ---------     -----------
Net increase (decrease) in net assets resulting from operations     1,583,008        307,493      18,435,946
                                                                   ----------      ---------     -----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                           649,442      1,467,778       2,416,867
   Policy terminations, withdrawal payments and charges            (1,731,785)       (96,747)    (19,478,169)
                                                                   ----------      ---------     -----------
Increase (decrease) in net assets from Policy transactions         (1,082,343)     1,371,031     (17,061,302)
                                                                   ----------      ---------     -----------
Increase (decrease) in net assets                                     500,665      1,678,524       1,374,644
Net assets at the beginning of year                                 8,513,068             --     167,170,928
                                                                   ----------      ---------     -----------
Net assets at the end of year                                       9,013,733      1,678,524     168,545,572
                                                                   ==========      =========     ===========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------------------
                                                                 IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                                                 INTERNATIONAL  INTERNATIONAL    MICRO-CAP       MID CAP
                                                                    GROWTH          VALUE          GROWTH        GROWTH*
                                                                 -------------  -------------  -------------  -------------
Operations:
   Investment income (loss) - net                                 $   23,830       1,420,207        (80,359)     (20,529)
   Net realized gains (losses) on investments                       (102,781)        956,733        663,777       (8,670)
   Net change in unrealized appreciation or depreciation
      of investments                                                 913,006      18,756,826      5,006,414        4,116
                                                                  ----------     -----------     ----------     --------
Net increase (decrease) in net assets resulting from operations      834,055      21,133,766      5,589,832      (25,083)
                                                                  ----------     -----------     ----------     --------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                        1,154,389       3,135,578      1,165,664      710,218
   Policy terminations, withdrawal payments and charges             (897,696)    (17,298,327)    (2,631,538)    (618,455)
                                                                  ----------     -----------     ----------     --------
Increase (decrease) in net assets from Policy transactions           256,693     (14,162,749)    (1,465,874)      91,763
                                                                  ----------     -----------     ----------     --------
Increase (decrease) in net assets                                  1,090,748       6,971,017      4,123,958       66,680
Net assets at the beginning of year                                5,416,221     168,669,429     14,686,904           --
                                                                  ----------     -----------     ----------     --------
Net assets at the end of year                                     $6,506,969     175,640,446     18,810,862       66,680
                                                                  ==========     ===========     ==========     ========

                                                                           SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------
                                                                 IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                                                   SCIENCE &      SMALL CAP      SMALL CAP
                                                                  TECHNOLOGY       GROWTH          VALUE
                                                                 -------------  -------------  -------------
Operations:
   Investment income (loss) - net                                     (32,962)      (411,552)      (240,255)
   Net realized gains (losses) on investments                        (412,880)      (499,873)      (975,066)
   Net change in unrealized appreciation or depreciation
      of investments                                                1,215,833     22,100,089     14,420,535
                                                                   ----------     ----------     ----------
Net increase (decrease) in net assets resulting from operations       769,991     21,188,664     13,205,214
                                                                   ----------     ----------     ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                           756,051      1,044,540      1,918,829
   Policy terminations, withdrawal payments and charges            (1,988,965)    (9,698,309)    (8,599,727)
                                                                   ----------     ----------     ----------
Increase (decrease) in net assets from Policy transactions         (1,232,914)    (8,653,769)    (6,680,898)
                                                                   ----------     ----------     ----------
Increase (decrease) in net assets                                    (462,923)    12,534,895      6,524,316
Net assets at the beginning of year                                 7,193,241     80,755,788     55,148,073
                                                                   ----------     ----------     ----------
Net assets at the end of year                                       6,730,318     93,290,683     61,672,389
                                                                   ==========     ==========     ==========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------
                                                                                  JANUS       JANUS
                                                                 IVY FUNDS VIP    ASPEN       ASPEN    JANUS ASPEN
                                                                     VALUE       BALANCED     FORTY      OVERSEAS
                                                                 -------------  ---------  ----------  -----------
Operations:
   Investment income (loss) - net                                 $   224,170     106,927    (121,185)      42,850
   Net realized gains (losses) on investments                         107,448     (69,752)  2,074,668    6,802,940
   Net change in unrealized appreciation or depreciation
      of investments                                                9,002,005     337,677     423,116   13,503,092
                                                                  -----------   ---------  ----------  -----------
Net increase (decrease) in net assets resulting from operations     9,333,623     374,852   2,376,599   20,348,882
                                                                  -----------   ---------  ----------  -----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                           846,590   1,327,957   2,151,717   12,957,400
   Policy terminations, withdrawal payments and charges            (8,033,309)   (822,627) (6,699,019) (14,103,400)
                                                                  -----------   ---------  ----------  -----------
Increase (decrease) in net assets from Policy transactions         (7,186,719)    505,330  (4,547,302)  (1,146,000)
                                                                  -----------   ---------  ----------  -----------
Increase (decrease) in net assets                                   2,146,904     880,182  (2,170,703)  19,202,882
Net assets at the beginning of year                                56,205,278   4,394,002  45,812,468   83,748,771
                                                                  -----------   ---------  ----------  -----------
Net assets at the end of year                                     $58,352,182   5,274,184  43,641,765  102,951,653
                                                                  ===========   =========  ==========  ===========

                                                                       SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------
                                                                 JANUS ASPEN      MFS           MFS
                                                                   MID CAP     INVESTORS      MID CAP
                                                                    VALUE*    GROWTH STOCK    GROWTH
                                                                 -----------  ------------  ---------
Operations:
   Investment income (loss) - net                                    1,028        (16,452)     (4,241)
   Net realized gains (losses) on investments                        1,575       (192,420)    (85,662)
   Net change in unrealized appreciation or depreciation
      of investments                                                56,898      1,085,084     306,618
                                                                   -------     ----------   ---------
Net increase (decrease) in net assets resulting from operations     59,501        876,212     216,715
                                                                   -------     ----------   ---------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                        480,198      1,651,699     410,679
   Policy terminations, withdrawal payments and charges            (41,333)    (1,004,936)   (253,474)
                                                                   -------     ----------   ---------
Increase (decrease) in net assets from Policy transactions         438,865        646,763     157,205
                                                                   -------     ----------   ---------
Increase (decrease) in net assets                                  498,366      1,522,975     373,920
Net assets at the beginning of year                                     --      6,791,445     698,619
                                                                   -------     ----------   ---------
Net assets at the end of year                                      498,366      8,314,420   1,072,539
                                                                   =======     ==========   =========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                 --------------------------------------------------
                                                                                           NEUBERGER
                                                                     MFS                      AMT      OPPENHEIMER
                                                                     NEW          MFS       SOCIALLY     CAPITAL
                                                                  DISCOVERY      VALUE    RESPONSIVE*  APPRECIATION
                                                                 -----------  ----------  -----------  ------------
Operations:
   Investment income (loss) - net                                $   (50,809)    295,095        (41)       (20,072)
   Net realized gains (losses) on investments                       (427,016)   (311,386)        51       (149,822)
   Net change in unrealized appreciation or depreciation
      of investments                                               3,577,618   3,884,289      2,429        471,200
                                                                 -----------  ----------     ------     ----------
Net increase (decrease) in net assets resulting from operations    3,099,793   3,867,998      2,439        301,306
                                                                 -----------  ----------     ------     ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                        1,496,627   5,499,609     17,026        360,586
   Policy terminations, withdrawal payments and charges           (3,038,049) (4,217,362)    (1,845)    (1,085,009)
                                                                 -----------  ----------     ------     ----------
Increase (decrease) in net assets from Policy transactions        (1,541,422)  1,282,247     15,181       (724,423)
                                                                 -----------  ----------     ------     ----------
Increase (decrease) in net assets                                  1,558,371   5,150,245     17,620       (423,117)
Net assets at the beginning of year                               10,185,023  35,203,968         --      4,412,774
                                                                 -----------  ----------     ------     ----------
Net assets at the end of year                                    $11,743,394  40,354,213     17,620      3,989,657
                                                                 ===========  ==========     ======     ==========

                                                                        SEGREGATED SUB-ACCOUNTS
                                                                 ---------------------------------------
                                                                              OPPENHEIMER   OPPENHEIMER
                                                                 OPPENHEIMER  MAIN STREET  INTERNATIONAL
                                                                 HIGH INCOME   SMALL CAP*      GROWTH
                                                                 -----------  -----------  -------------
Operations:
   Investment income (loss) - net                                    530,750        (68)         58,129
   Net realized gains (losses) on investments                     (5,769,534)       705          72,922
   Net change in unrealized appreciation or depreciation
      of investments                                               6,504,286      5,542       1,436,921
                                                                  ----------    -------      ----------
Net increase (decrease) in net assets resulting from operations    1,265,502      6,179       1,567,972
                                                                  ----------    -------      ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                        1,096,446     85,181       1,381,331
   Policy terminations, withdrawal payments and charges           (1,842,589)   (15,494)     (1,437,443)
                                                                  ----------    -------      ----------
Increase (decrease) in net assets from Policy transactions          (746,143)    69,687         (56,112)
                                                                  ----------    -------      ----------
Increase (decrease) in net assets                                    519,359     75,866       1,511,860
Net assets at the beginning of year                                9,356,726         --      11,114,404
                                                                  ----------    -------      ----------
Net assets at the end of year                                      9,876,085     75,866      12,626,264
                                                                  ==========    =======      ==========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                 ---------------------------------------------------
                                                                 PIMCO FUNDS  PIMCO FUNDS   PUTNAM VT     PUTNAM VT
                                                                   VIT LOW     VIT TOTAL   GROWTH AND  INTERNATIONAL
                                                                  DURATION*     RETURN*      INCOME        EQUITY
                                                                 -----------  -----------  ----------  -------------
Operations:
   Investment income (loss) - net                                 $    5,370      36,245       5,664       174,924
   Net realized gains (losses) on investments                          5,230     139,846     (26,677)     (753,236)
   Net change in unrealized appreciation or depreciation
      of investments                                                    (415)   (118,528)     91,585     1,137,145
                                                                  ----------   ---------    --------     ---------
Net increase (decrease) in net assets resulting from operations       10,185      57,563      70,572       558,833
                                                                  ----------   ---------    --------     ---------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                        1,577,662   4,882,428     122,479       629,019
   Policy terminations, withdrawal payments and charges             (227,670)    (95,094)   (147,814)     (987,252)
                                                                  ----------   ---------    --------     ---------
Increase (decrease) in net assets from Policy transactions         1,349,992   4,787,334     (25,335)     (358,233)
                                                                  ----------   ---------    --------     ---------
Increase (decrease) in net assets                                  1,360,177   4,844,897      45,237       200,600
Net assets at the beginning of year                                       --          --     518,863     6,032,981
                                                                  ----------   ---------    --------     ---------
Net assets at the end of year                                     $1,360,177   4,844,897     564,100     6,233,581
                                                                  ==========   =========    ========     =========

                                                                      SEGREGATED SUB-ACCOUNTS
                                                                 --------------------------------
                                                                  PUTNAM VT  PUTNAM VT
                                                                  MULTI-CAP   EQUITY    PUTNAM VT
                                                                   GROWTH     INCOME     VOYAGER
                                                                 ----------  ---------  ---------
Operations:
   Investment income (loss) - net                                      (412)    34,370     10,326
   Net realized gains (losses) on investments                        45,707   (740,968)   147,634
   Net change in unrealized appreciation or depreciation
      of investments                                                  4,382    981,256    136,849
                                                                   --------  ---------  ---------
Net increase (decrease) in net assets resulting from operations      49,677    274,658    294,809
                                                                   --------  ---------  ---------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                         105,341    577,264  1,136,442
   Policy terminations, withdrawal payments and charges            (147,362)  (679,378)  (566,382)
                                                                   --------  ---------  ---------
Increase (decrease) in net assets from Policy transactions          (42,021)  (102,114)   570,060
                                                                   --------  ---------  ---------
Increase (decrease) in net assets                                     7,656    172,544    864,869
Net assets at the beginning of year                                 249,528  2,275,723  1,275,306
                                                                   --------  ---------  ---------
Net assets at the end of year                                       257,184  2,448,267  2,140,175
                                                                   ========  =========  =========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------
                                                                 MORGAN STANLEY
                                                                  UIF EMERGING
                                                                     MARKETS
                                                                     EQUITY*          TOTAL
                                                                 --------------  --------------
Operations:
   Investment income (loss) - net                                    $   (249)        4,230,570
   Net realized gains (losses) on investments                           6,763          (200,392)
   Net change in unrealized appreciation or depreciation
      of investments                                                   31,527       268,919,879
                                                                     --------     -------------
Net increase (decrease) in net assets resulting from operations        38,041       272,950,057
                                                                     --------     -------------
Policy transactions (notes 3 and 6):
   Policy purchase payments                                           380,618       153,506,076
   Policy terminations, withdrawal payments and charges               (68,975)     (294,181,026)
                                                                     --------     -------------
Increase (decrease) in net assets from Policy transactions            311,643      (140,674,950)
                                                                     --------     -------------
Increase (decrease) in net assets                                     349,684       132,275,107
Net assets at the beginning of year                                        --     1,819,604,787
                                                                     --------     -------------
Net assets at the end of year                                        $349,684     1,951,879,894
                                                                     ========     =============

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2011 AND 2010

(1)  ORGANIZATION AND BASIS OF PRESENTATION

The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently five types of variable life policies each consisting of seventy-eight segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include five types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second Death, Variable Adjustable Life Horizon, Variable Adjustable Life Summit and Variable Adjustable Life Survivor offered by the Account.

The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

Variable Life policy owners allocate their purchase payments to one or more of the seventy-eight segregated sub-accounts. Such payments are then invested in shares of the funds or portfolios (as individually listed in the accompanying financial statements) of Advantus Series Fund, Inc., Invesco Variable Insurance Funds, American Century Variable Portfolios, Inc., American Funds IS, Credit Suisse Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Funds, Janus Aspen Series, Ibbotson Funds, Invesco Van Kampen Variable Insurance Funds, MFS Variable Insurance Trust, Neuberger Funds, Oppenheimer Variable Account Funds, PIMCO Funds, Putnam Variable Trust, and Ivy Funds VIP, Inc., (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The Advantus Series Fund, Inc. Portfolios and other non-affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

INVESTMENTS

During the years ended December 31, 2011 and 2010, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table:

CLOSED PORTFOLIO                                  RECEIVING PORTFOLIO                                        DATE MERGED
----------------                                  -------------------                                        -----------
Invesco V.I Basic Balanced                        Invesco V.I. Equity and Income                             04/29/2011
Putnam VT New Opportunities, Class IB             Putnam VT Multi-cap Growth Fund, Class IB                  09/01/2010
Van Kampen UIF Emerging Markets Equity, Class II  Morgan Stanley UIF Emerging Markets Equity, Class II       06/01/2010
Van Kampen UIF U.S. Mid Cap Value Class II        Invesco Van Kampen V.I. Mid Cap Value Fund, Class II       06/01/2010
Van Kampen Capital Growth, Class II               Invesco Van Kampen V.I. Capital Growth Fund, Series II     06/01/2010
Van Kampen Comstock, Class II                     Invesco Van Kampen V.I. Comstock Fund, Series II           06/01/2010
Van Kampen Growth and Income, Class II            Invesco Van Kampen V.I. Growth and Income Fund, Series II  06/01/2010
AIM V.I Basic Balanced                            Invesco V.I Basic Balanced                                 04/30/2010
AIM V.I. Capital Appreciation Fund                Invesco V.I. Capital Appreciation Fund                     04/30/2010
AIM V.I. Core Equity Fund                         Invesco V.I. Core Equity Fund                              04/30/2010
AIM V.I. Small Cap Equity Fund                    Invesco V.I. Small Cap Equity Fund                         04/30/2010

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.50 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

A basic sales load of up to 7.00 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. A first year sales load not to exceed 23.00 percent may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2011 and 2010 amounted to $16,347,308 and $18,993,997, respectively.

An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1,000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2011 and 2010 amounted to $375,020 and $569,853, respectively.

A premium tax charge in the amount of 2.50 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium tax charges for the years ended December 31, 2011 and 2010 amounted to $3,170,045 and $3,650,670, respectively.

A face amount guarantee charge of 1.5 percent is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 2011 and 2010 amounted to $1,592,445 and $1,847,590, respectively.

A federal tax charge of 1.25 percent is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2011 and 2010 amounted to $208,365 and $224,351, respectively.

The following charges are associated with Variable Adjustable Life Horizon. An additional face amount charge not to exceed $5 per thousand is charged for first-year base premiums. A premium charge of 6.00 percent is charged on all non-repeating premiums. In addition, against the cash value of a Policy, Minnesota Life deducts a monthly policy charge of $8 plus 2 cents per thousand of the face amount. The monthly policy charge cannot exceed $10 plus 3 cents per thousand of the face amount.

The following charges are associated with Variable Adjustable Life Summit and Variable Adjustable Life Survivor. A premium charge of 5.75 percent is charged on all non-repeating premiums.

In addition to deductions from premium payments, cash value charges (which may include an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks), if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The administration charge is $60 for each policy year for Variable Adjustable Life policies and $120 for each policy year for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Life Second Death policy. The face amount guarantee charge is guaranteed not to exceed 3 cents per thousand dollars of face amount per month. The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard. See the table below for these charges.

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15 percent to 0.70 percent of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all of the portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25 percent of average daily net assets to Securian. Each Portfolio pays an annual fee ranging from 0.01 percent to 0.05 percent of net assets to State Street, Inc. for daily fund accounting services. Advantus Series Fund, Inc. also pays an administrative services fee to Minnesota Life.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

The total of cash value charges for the years ended December 31, 2011 and 2010 for each segregated sub-account are as follows:

                                                       2011         2010
                                                    ----------   ----------
Advantus Bond Class 2                               $5,603,045   $6,271,394
Advantus Money Market                                1,574,284    1,759,313
Advantus Index 500 Class 2                           8,259,139    8,926,175
Advantus Mortgage Securities Class 2                 2,268,824    2,552,818
Advantus International Bond Class 2                  1,464,641    1,547,346
Advantus Index 400 Mid-Cap Class 2                   2,874,669    3,046,990
Advantus Real Estate Securities Class 2              2,061,119    2,185,015
Invesco V.I. Capital Appreciation                      264,891      307,022
Invesco V.I. Core Equity                                41,509       40,908
Invesco V.I. Small Cap Equity                           55,106        8,325
Alliance Bernstein International Value                   2,700          382
American Century Income and Growth                      89,624       97,658
American Century VP Inflation Protection               114,351       21,227
American Century Ultra                               1,554,551    1,687,565
American Century Value                               1,275,037    1,342,396
American Funds IS Global Bond Class 2                    4,778           --
American Funds IS Global Growth Class 2                    454           --
American Funds IS Global Small Cap Class 2               1,835           --
American Funds IS Growth Class 2                         3,870           --
American Funds IS Growth-Income Class 2                  7,915           --
American Funds IS International Class 2                  4,093           --
American Funds IS New World Class 2                      1,851           --
American Funds IS U.S. Govt Sec Class 2                  1,030           --
Credit Suisse Trust International Equity Flex III       88,953      119,461
Fidelity High Income                                    65,903        8,690
Fidelity VIP Contrafund                              2,501,538    2,668,132
Fidelity VIP Equity-Income                           3,477,260    3,808,977
Fidelity VIP Mid-Cap                                 2,145,010    2,325,876
Franklin Small Cap Value                                43,371        7,820
Franklin Small Mid Cap                                 813,967      853,747
Franklin Large Cap Growth Securities                   131,099      141,039
Franklin Mutual Shares Securities                      533,020      588,867
Templeton Developing Markets Securities              1,717,431    1,890,234
Goldman Sachs VIT Government Income                     46,211       15,919
Ibbotson Aggressive Growth                              51,576        5,284
Ibbotson Balanced                                      106,966        9,307
Ibbotson Conservative                                   32,496        4,692
Ibbotson Growth                                        170,173       48,475
Ibbotson Income and Growth                              32,644        3,590
Invesco Van Kampen V.I. Capital Growth                   2,673           90
Invesco Van Kampen V.I. Comstock                        71,724       10,786
Invesco Van Kampen V.I. Growth and Income                2,868          271
Invesco Van Kampen V.I. Mid Cap Value                    1,513          268
Invesco Van Kampen V.I. Equity and Income               36,576       39,490
Ivy Funds VIP Asset Strategy                         2,401,857    2,670,129
Ivy Funds VIP Balanced                               5,155,129    5,477,796
Ivy Funds VIP Core Equity                              366,364      361,104
Ivy Funds VIP Global Natural Resources                 131,713       27,273
Ivy Funds VIP Growth                                 7,711,241    8,282,490
Ivy Funds VIP International Growth                   6,741,064    7,481,063
Ivy Funds VIP International Value                      311,637      260,024
Ivy Funds VIP Micro-Cap Growth                         688,321      714,191

                                                       2011         2010
                                                    ----------   ----------
Ivy Funds VIP Mid Cap Growth                        $   18,890   $      280
Ivy Funds VIP Science & Technology                     306,481      314,930
Ivy Funds VIP Small Cap Growth                       3,573,442    3,726,075
Ivy Funds VIP Small Cap Value                        2,359,965    2,684,634
Ivy Funds VIP Value                                  2,369,742    2,564,552
Janus Aspen Balanced                                   215,340      225,319
Janus Aspen Forty                                    1,614,750    1,835,921
Janus Aspen Overseas                                 3,496,773    4,239,002
Janus Aspen Mid Cap Value                               47,586        8,415
MFS Investors Growth Stock                             538,255      514,271
MFS Mid Cap Growth                                      46,322       49,204
MFS New Discovery                                      468,061      489,423
MFS Value                                            1,951,769    1,970,459
Neuberger AMT Socially Responsive                        5,183          761
Oppenheimer Capital Appreciation                       171,320      192,843
Oppenheimer High Income                                591,105      636,540
Oppenheimer Main Street Small Cap                        2,855          266
Oppenheimer International Growth                       425,335      462,064
PIMCO Funds VIT Low Duration                           106,301       17,910
PIMCO Funds VIT Total Return                           375,396       90,935
Putnam VT Growth and Income                             31,707       30,806
Putnam VT International Equity                         252,639      287,874
Putnam VT Multi Cap Growth                             128,163      133,423
Putnam VT Equity Income                                 12,114       13,190
Putnam VT Voyager                                       90,603       65,353
Morgan Stanley UIF Emerging Markets Equity              29,312        4,745

(4)  FAIR VALUE MEASUREMENTS

In accordance with Accounting Standards Codification (ASC) 820, Fair Value Measurement (ASC 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

The fair value of the Account's financial assets and financial liabilities has been determined using available market information as of December 31, 2011 and 2010. Although the Account is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

The Account is required to categorize its financial assets and financial liabilities recorded on the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

For the year ended December 31, 2011, all investments in the Account were valued using Level 1 inputs. There were no Level 2 or Level 3 inputs used to value the investments during the period.

(5)  INVESTMENT TRANSACTIONS

The Account's purchases of the Underlying Fund's shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2011:

Advantus Bond Class 2                                     $ 3,919,560
Advantus Money Market                                      11,310,313
Advantus Index 500 Class 2                                 13,908,731
Advantus Mortgage Securities Class 2                        1,093,402
Advantus International Bond Class 2                         3,066,583
Advantus Index 400 Mid-Cap Class 2                          2,391,099
Advantus Real Estate Securities Class 2                     1,994,536
Invesco V.I. Capital Appreciation                             412,618
Invesco V.I. Core Equity                                      273,386
Invesco V.I. Small Cap Equity                               1,401,921
Alliance Bernstein International Value                        276,484
American Century Income and Growth                            336,499
American Century VP Inflation Protection                    3,584,723
American Century Ultra                                      1,160,065
American Century Value                                      2,872,344
American Funds IS Global Bond Class 2                         490,032
American Funds IS Global Growth Class 2                        48,273
American Funds IS Global Small Cap Class 2                    273,623
American Funds IS Growth Class 2                              497,731
American Funds IS Growth-Income Class 2                       291,171
American Funds IS International Class 2                       674,522
American Funds IS New World Class 2                           323,264
American Funds IS U.S. Govt Sec Class 2                        90,959
Credit Suisse Trust International Equity Flex III             253,417
Fidelity High Income                                        1,932,033
Fidelity VIP Contrafund                                     7,940,537
Fidelity VIP Equity-Income                                  3,276,038
Fidelity VIP Mid-Cap                                        1,984,077
Franklin Small Cap Value                                    1,105,324
Franklin Small Mid Cap                                        992,598
Franklin Large Cap Growth Securities                          472,317
Franklin Mutual Shares Securities                           1,123,628
Templeton Developing Markets Securities                     8,320,212
Goldman Sachs VIT Government Income                           843,565
Ibbotson Aggressive Growth                                  3,812,148
Ibbotson Balanced                                           2,678,645
Ibbotson Conservative                                         781,001
Ibbotson Growth                                             3,383,328
Ibbotson Income and Growth                                    396,525
Invesco Van Kampen V.I. Capital Growth                        200,413
Invesco Van Kampen V.I. Comstock                            1,750,634
Invesco Van Kampen V.I. Growth and Income                      72,043
Invesco Van Kampen V.I. Mid Cap Value                         136,535

Invesco Van Kampen V.I. Equity and Income                     959,743
Ivy Funds VIP Asset Strategy                               16,061,352
Ivy Funds VIP Balanced                                     13,619,349
Ivy Funds VIP Core Equity                                   1,401,289
Ivy Funds VIP Global Natural Resources                      4,002,678
Ivy Funds VIP Growth                                        8,430,705
Ivy Funds VIP International Growth                          1,703,455
Ivy Funds VIP International Value                           6,358,799
Ivy Funds VIP Micro-Cap Growth                                833,049
Ivy Funds VIP Mid Cap Growth                                1,062,000
Ivy Funds VIP Science & Technology                          1,533,000
Ivy Funds VIP Small Cap Growth                              2,024,223
Ivy Funds VIP Small Cap Value                               2,188,419
Ivy Funds VIP Value                                         1,674,543
Janus Aspen Balanced                                        2,477,362
Janus Aspen Forty                                           1,713,777
Janus Aspen Overseas                                       16,315,998
Janus Aspen Mid Cap Value                                     812,501
MFS Investors Growth Stock                                  2,027,997
MFS Mid Cap Growth                                            308,589
MFS New Discovery                                           2,631,194
MFS Value                                                   3,994,131
Neuberger AMT Socially Responsive                             420,581
Oppenheimer Capital Appreciation                              328,897
Oppenheimer High Income                                     1,964,412
Oppenheimer Main Street Small Cap                             101,064
Oppenheimer International Growth                            1,199,636
PIMCO Funds VIT Low Duration                                2,989,923
PIMCO Funds VIT Total Return                                6,884,850
Putnam VT Growth and Income                                   143,389
Putnam VT International Equity                                872,399
Putnam VT Multi Cap Growth                                    139,771
Putnam VT Equity Income                                     1,054,683
Putnam VT Voyager                                           1,148,324
Morgan Stanley UIF Emerging Markets Equity                    681,517

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

Transactions in units for each segregated sub-account for the years ended December 31, 2011 and 2010 were as follows:

                                                           SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------
                                                                  ADVANTUS    ADVANTUS      ADVANTUS
                                          ADVANTUS    ADVANTUS      INDEX     MORTGAGE   INTERNATIONAL
                                            BOND       MONEY         500     SECURITIES       BOND
                                           CLASS 2     MARKET      CLASS 2     CLASS 2      CLASS 2
                                          ---------  ----------  ----------  ----------  -------------
Units outstanding at December 31, 2009   32,323,879  14,134,567  40,155,272  12,945,774   15,394,003
   Contract purchase payments             1,908,985   9,542,342   1,688,277     359,432    1,660,736
   Contract terminations, withdrawal
      payments and charges               (3,392,791) (9,409,903) (5,867,295) (1,676,531)  (2,251,742)
                                         ----------  ----------  ----------  ----------   ----------
Units outstanding at December 31, 2010   30,840,073  14,267,006  35,976,254  11,628,675   14,802,997
   Contract purchase payments             1,082,565   5,164,804   2,420,139     289,005    1,391,810
   Contract terminations, withdrawal
      payments and charges               (4,183,263) (5,060,533) (5,550,910) (1,390,452)  (1,956,754)
                                         ----------  ----------  ----------  ----------   ----------
Units outstanding at December 31, 2011   27,739,375  14,371,277  32,845,483  10,527,228   14,238,053
                                         ==========  ==========  ==========  ==========   ==========

                                                              SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------
                                          ADVANTUS     ADVANTUS
                                          INDEX 400  REAL ESTATE  INVESCO V.I.  INVESCO V.I.  INVESCO V.I.
                                           MID-CAP    SECURITIES     CAPITAL        CORE       SMALL CAP
                                           CLASS 2     CLASS 2    APPRECIATION     EQUITY        EQUITY
                                         ----------  -----------  ------------  ------------  ------------
Units outstanding at December 31, 2009   27,552,851   17,286,781    3,837,823      395,511            --
   Contract purchase payments             1,500,446      774,993      385,509      249,714       525,241
   Contract terminations, withdrawal
      payments and charges               (3,209,973)  (2,419,455)    (588,095)     (96,396)      (40,431)
                                         ----------   ----------    ---------     --------     ---------
Units outstanding at December 31, 2010   25,843,324   15,642,319    3,635,237      548,829       484,810
   Contract purchase payments               980,575      714,396      316,427      170,748     1,243,451
   Contract terminations, withdrawal
      payments and charges               (3,099,962)  (1,705,475)    (621,918)    (216,084)     (313,839)
                                         ----------   ----------    ---------     --------     ---------
Units outstanding at December 31, 2011   23,723,937   14,651,240    3,329,746      503,493     1,414,422
                                         ==========   ==========    =========     ========     =========

                                                              SEGREGATED SUB-ACCOUNTS
                                         ---------------------------------------------------------------
                                           ALLIANCE      AMERICAN     AMERICAN
                                           BERNSTEIN     CENTURY       CENTURY     AMERICAN    AMERICAN
                                         INTERNATIONAL    INCOME    VP INFLATION   CENTURY     CENTURY
                                             VALUE      AND GROWTH   PROTECTION     ULTRA       VALUE
                                         -------------  ----------  ------------  ----------  ----------
Units outstanding at December 31, 2009          --       1,288,067           --   22,801,631  13,973,029
   Contract purchase payments              163,007         196,330    1,356,233    2,015,094   1,974,592
   Contract terminations, withdrawal
      payments and charges                    (753)       (231,868)    (248,426)  (3,164,714) (1,615,636)
                                          --------       ---------    ---------   ----------  ----------
Units outstanding at December 31, 2010     162,254       1,252,529    1,107,807   21,652,011  14,331,985
   Contract purchase payments              255,647         219,472    3,182,030      855,509   1,538,531
   Contract terminations, withdrawal
      payments and charges                (176,431)       (192,751)    (635,328)  (2,644,777) (1,598,512)
                                          --------       ---------    ---------   ----------  ----------
Units outstanding at December 31, 2011     241,470       1,279,250    3,654,509   19,862,743  14,272,004
                                          ========       =========    =========   ==========  ==========

                                                                SEGREGATED SUB-ACCOUNTS
                                         ---------------------------------------------------------------------
                                          AMERICAN       AMERICAN        AMERICAN      AMERICAN     AMERICAN
                                          FUNDS IS       FUNDS IS        FUNDS IS      FUNDS IS     FUNDS IS
                                         GLOBAL BOND  GLOBAL GROWTH  GLOBAL SMALL CAP   GROWTH   GROWTH-INCOME
                                           CLASS 2       CLASS 2          CLASS 2       CLASS 2     CLASS 2
                                         -----------  -------------  ----------------  --------  -------------
Units outstanding at December 31, 2009          --            --              --             --          --
   Contract purchase payments                   --            --              --             --          --
   Contract terminations, withdrawal
      payments and charges                      --            --              --             --          --
                                           -------        ------         -------        -------     -------
Units outstanding at December 31, 2010          --            --              --             --          --
   Contract purchase payments              475,544        55,915         337,542        559,812     305,845
   Contract terminations, withdrawal
      payments and charges                 (10,328)       (9,197)        (23,732)       (29,098)     (8,596)
                                           -------        ------         -------        -------     -------
Units outstanding at December 31, 2011     465,216        46,718         313,810        530,714     297,249
                                           =======        ======         =======        =======     =======

                                                             SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------
                                          AMERICAN      AMERICAN    AMERICAN      CREDIT SUISSE
                                          FUNDS IS      FUNDS IS    FUNDS IS          TRUST        FIDELITY
                                        INTERNATIONAL  NEW WORLD  U.S. GOVT SEC   INTERNATIONAL      HIGH
                                           CLASS 2      CLASS 2      CLASS 2     EQUITY FLEX III    INCOME
                                        -------------  ---------  -------------  ---------------  ---------
Units outstanding at December 31, 2009           --          --            --       5,024,563            --
   Contract purchase payments                    --          --            --         835,224       615,371
   Contract terminations, withdrawal
      payments and charges                       --          --            --        (802,909)      (17,892)
                                            -------     -------    ----------      ----------     ---------
Units outstanding at December 31, 2010           --          --            --       5,056,878       597,479
   Contract purchase payments               816,012     371,959        85,624         291,220     1,645,895
   Contract terminations, withdrawal
      payments and charges                  (19,261)    (52,463)         (634)     (5,348,098)     (434,457)
                                            -------     -------    ----------      ----------     ---------
Units outstanding at December 31, 2011      796,751     319,496        84,990              --     1,808,917
                                            =======     =======    ==========      ==========     =========

                                                            SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------
                                                                                   FRANKLIN
                                        FIDELITY VIP   FIDELITY VIP  FIDELITY VIP  SMALL CAP     FRANKLIN
                                         CONTRAFUND   EQUITY-INCOME    MID-CAP       VALUE    SMALL MID CAP
                                        ------------  -------------  ------------  ---------  -------------
Units outstanding at December 31, 2009    55,180,836    58,168,981    21,172,933          --   26,130,041
   Contract purchase payments              6,364,799     2,182,158       751,780     467,319      816,459
   Contract terminations, withdrawal
      payments and charges               (13,300,504)   (6,744,871)   (2,874,248)    (38,222)  (4,347,152)
                                         -----------   -----------    ----------   ---------   ----------
Units outstanding at December 31, 2010    48,245,131    53,606,268    19,050,465     429,097   22,599,348
   Contract purchase payments              4,963,218     1,344,660       665,242   1,055,598    1,038,759
   Contract terminations, withdrawal
      payments and charges                (8,878,870)   (5,757,564)   (2,382,743)   (230,767)  (3,222,724)
                                         -----------   -----------    ----------   ---------   ----------
Units outstanding at December 31, 2011    44,329,479    49,193,364    17,332,964   1,253,928   20,415,383
                                         ===========   ===========    ==========   =========   ==========

                                                           SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------
                                         FRANKLIN                   TEMPLETON    GOLDMAN
                                         LARGE CAP     FRANKLIN    DEVELOPING   SACHS VIT   IBBOTSON
                                          GROWTH    MUTUAL SHARES    MARKETS   GOVERNMENT  AGGRESSIVE
                                        SECURITIES    SECURITIES   SECURITIES    INCOME      GROWTH
                                        ----------  -------------  ----------  ----------  ----------
Units outstanding at December 31, 2009   2,720,505    9,324,263    16,193,280          --          --
   Contract purchase payments              375,689      602,937     2,809,860     739,415   1,714,552
   Contract terminations, withdrawal
      payments and charges                (901,455)  (1,319,531)   (2,352,063)   (186,010)    (11,801)
                                         ---------   ----------    ----------   ---------   ---------
Units outstanding at December 31, 2010   2,194,739    8,607,669    16,651,077     553,405   1,702,751
   Contract purchase payments              330,194      539,608     2,664,112     753,470   3,654,590
   Contract terminations, withdrawal
      payments and charges                (312,158)  (1,137,446)   (3,575,993)   (229,097)   (138,339)
                                         ---------   ----------    ----------   ---------   ---------
Units outstanding at December 31, 2011   2,212,775    8,009,831    15,739,196   1,077,778   5,219,002
                                         =========   ==========    ==========   =========   =========

                                                          SEGREGATED SUB-ACCOUNTS
                                        ---------------------------------------------------------------
                                                                                             INVESCO
                                                                               IBBOTSON     VAN KAMPEN
                                         IBBOTSON     IBBOTSON     IBBOTSON     INCOME     V.I. CAPITAL
                                         BALANCED   CONSERVATIVE    GROWTH    AND GROWTH      GROWTH
                                        ----------  ------------  -------------------------------------
Units outstanding at December 31, 2009          --          --            --          --           --
   Contract purchase payments            1,099,605     152,202     4,100,658     689,873       11,201
   Contract terminations, withdrawal
      payments and charges                 (11,218)    (69,781)      (36,970)     (2,775)      (3,883)
                                        ----------    --------    ----------  ----------     --------
Units outstanding at December 31, 2010   1,088,387      82,421     4,063,688     687,098        7,318
   Contract purchase payments            2,461,921     718,617     3,025,542     353,804      179,928
   Contract terminations, withdrawal
      payments and charges                (398,635)   (102,764)   (1,176,058)    (31,284)     (70,464)
                                        ----------    --------    ----------  ----------     --------
Units outstanding at December 31, 2011   3,151,673     698,274     5,913,172   1,009,618      116,782
                                        ==========    ========    ==========  ==========     ========

                                                             SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------
                                                         INVESCO       INVESCO      INVESCO
                                           INVESCO      VAN KAMPEN   VAN KAMPEN   VAN KAMPEN  IVY FUNDS VIP
                                         VAN KAMPEN    V.I. GROWTH  V.I. MID CAP   VO EQUITY      ASSET
                                        V.I. COMSTOCK   AND INCOME      VALUE     AND INCOME    STRATEGY
                                        -------------  -----------  ------------  ----------  -------------
Units outstanding at December 31, 2009            --          --            --      610,205    31,166,972
   Contract purchase payments                648,657      35,787        38,982       76,056     4,669,476
   Contract terminations, withdrawal
      payments and charges                   (35,085)     (1,838)      (18,824)    (112,796)   (8,053,504)
                                           ---------     -------       -------     --------    ----------
Units outstanding at December 31, 2010       613,572      33,949        20,158      573,465    27,782,944
   Contract purchase payments              1,628,999      68,065       128,765      118,156     6,014,715
   Contract terminations, withdrawal
      payments and charges                  (201,638)    (29,072)      (86,947)     (88,639)   (6,292,065)
                                           ---------     -------       -------     --------    ----------
Units outstanding at December 31, 2011     2,040,933      72,942        61,976      602,982    27,505,594
                                           =========     =======       =======     ========    ==========

                                                               SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------------
                                                                       IVY FUNDS VIP                 IVY FUNDS VIP
                                        IVY FUNDS VIP  IVY FUNDS VIP  GLOBAL NATURAL  IVY FUNDS VIP  INTERNATIONAL
                                           BALANCED     CORE EQUITY      RESOURCES        GROWTH         GROWTH
                                        -------------  -------------  --------------  -------------  -------------
Units outstanding at December 31, 2009    27,944,950     8,196,965             --      45,184,216      3,453,247
   Contract purchase payments                451,319       594,475      1,560,681         657,965        751,232
   Contract terminations, withdrawal
      payments and charges                (3,029,141)   (1,576,470)      (105,706)     (5,174,230)      (572,105)
                                          ----------    ----------      ---------      ----------      ---------
Units outstanding at December 31, 2010    25,367,128     7,214,970      1,454,975      40,667,951      3,632,374
   Contract purchase payments                383,079       853,120      3,494,266         471,719        955,094
   Contract terminations, withdrawal
      payments and charges                (2,401,755)   (1,270,155)      (726,159)     (3,878,719)      (449,159)
                                          ----------    ----------      ---------      ----------      ---------
Units outstanding at December 31, 2011    23,348,452     6,797,935      4,223,082      37,260,951      4,138,309
                                          ==========    ==========      =========      ==========      =========

                                                                    SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------
                                         IVY FUNDS VIP   IVY FUNDS VIP   IVY FUNDS VIP   IVY FUNDS VIP   IVY FUNDS VIP
                                         INTERNATIONAL     MICRO-CAP        MID CAP        SCIENCE &       SMALL CAP
                                             VALUE           GROWTH         GROWTH         TECHNOLOGY       GROWTH
                                         -------------   -------------   -------------   -------------   -------------
Units outstanding at December 31, 2009    41,826,215       8,504,364             --        3,868,286      33,348,994
   Contract purchase payments                797,688         613,017        741,274          407,092         410,723
   Contract terminations, withdrawal
      payments and charges                (4,257,691)     (1,345,680)      (684,179)      (1,049,342)     (3,710,076)
                                          ----------      ----------       --------       ----------      ----------
Units outstanding at December 31, 2010    38,366,212       7,771,701         57,095        3,226,036      30,049,641
   Contract purchase payments                946,816         361,904        874,720          588,786         448,726
   Contract terminations, withdrawal
      payments and charges                (3,705,033)     (1,228,837)      (305,183)        (644,289)     (3,349,493)
                                          ----------      ----------       --------       ----------      ----------
Units outstanding at December 31, 2011    35,607,995       6,904,768        626,632        3,170,533      27,148,874
                                          ==========      ==========       ========       ==========      ==========

                                                                SEGREGATED SUB-ACCOUNTS
                                         ---------------------------------------------------------------------
                                         IVY FUNDS VIP                      JANUS        JANUS        JANUS
                                           SMALL CAP     IVY FUNDS VIP      ASPEN        ASPEN        ASPEN
                                             VALUE           VALUE        BALANCED       FORTY       OVERSEAS
                                         -------------   -------------   ----------   ----------   -----------
Units outstanding at December 31, 2009    30,677,675      23,989,913      2,750,401   45,617,364    54,705,957
   Contract purchase payments              1,010,189         346,898        818,794    2,180,442     7,812,444
   Contract terminations, withdrawal
      payments and charges                (4,413,086)     (3,250,392)      (500,463)  (6,781,829)   (8,456,436)
                                          ----------      ----------     ----------   ----------   -----------
Units outstanding at December 31, 2010    27,274,778      21,086,419      3,068,732   41,015,977    54,061,965
   Contract purchase payments                998,557         495,180      1,160,857    1,580,010     8,707,597
   Contract terminations, withdrawal
      payments and charges                (2,970,859)     (2,375,132)    (1,081,574)  (5,806,516)  (10,853,111)
                                          ----------      ----------     ----------   ----------   -----------
Units outstanding at December 31, 2011    25,302,476      19,206,467      3,148,015   36,789,471    51,916,451
                                          ==========      ==========     ==========   ==========   ===========

                                                             SEGREGATED SUB-ACCOUNTS
                                         ---------------------------------------------------------------
                                         JANUS ASPEN       MFS           MFS         MFS
                                           MID CAP      INVESTORS      MID CAP       NEW          MFS
                                            VALUE      GROWTH STOCK    GROWTH     DISCOVERY      VALUE
                                         -----------   ------------   --------   ----------   ----------
Units outstanding at December 31, 2009           --     5,108,442      623,093    6,448,694   22,569,062
   Contract purchase payments               520,181     1,256,283      334,077      860,904    3,499,730
   Contract terminations, withdrawal
      payments and charges                  (42,472)     (760,375)    (213,089)  (1,813,082)  (2,690,435)
                                          ---------     ---------     --------   ----------   ----------
Units outstanding at December 31, 2010      477,709     5,604,350      744,081    5,496,516   23,378,357
   Contract purchase payments               766,540     1,343,639      211,763      617,014    1,956,150
   Contract terminations, withdrawal
      payments and charges                 (187,353)     (717,551)    (234,325)  (1,215,422)  (1,852,857)
                                          ---------     ---------     --------   ----------   ----------
Units outstanding at December 31, 2011    1,056,896     6,230,438      721,519    4,898,108   23,481,650
                                          =========     =========     ========   ==========   ==========

                                                                SEGREGATED SUB-ACCOUNTS
                                         ---------------------------------------------------------------------
                                          NEUBERGER
                                             AMT      OPPENHEIMER                  OPPENHEIMER    OPPENHEIMER
                                          SOCIALLY      CAPITAL      OPPENHEIMER   MAIN STREET   INTERNATIONAL
                                         RESPONSIVE   APPRECIATION   HIGH INCOME    SMALL CAP        GROWTH
                                         ----------   ------------   -----------   -----------   -------------
Units outstanding at December 31, 2009         --      3,416,749     26,604,473           --       4,960,352
   Contract purchase payments              18,025        283,658      3,001,252       87,862         614,301
   Contract terminations, withdrawal
      payments and charges                 (1,792)      (855,891)    (4,944,617)     (16,003)       (633,490)
                                          -------      ---------     ----------      -------      ----------
Units outstanding at December 31, 2010     16,233      2,844,516     24,661,108       71,859       4,941,163
   Contract purchase payments             367,619        232,111      2,784,155       94,051         445,268
   Contract terminations, withdrawal
      payments and charges                (29,297)      (478,428)    (3,503,108)     (15,836)     (1,094,872)
                                          -------      ---------     ----------      -------      ----------
Units outstanding at December 31, 2011    354,555      2,598,199     23,942,155      150,074       4,291,559
                                          =======      =========     ==========      =======      ==========

                                                               SEGREGATED SUB-ACCOUNTS
                                         ------------------------------------------------------------------
                                         PIMCO FUNDS   PIMCO FUNDS    PUTNAM VT     PUTNAM VT     PUTNAM VT
                                           VIT LOW      VIT TOTAL    GROWTH AND   INTERNATIONAL   MULTI CAP
                                          DURATION        RETURN       INCOME        EQUITY         GROWTH
                                         -----------   -----------   ----------   -------------   ---------
Units outstanding at December 31, 2009           --            --      425,818      3,864,339      183,957
   Contract purchase payments             1,555,488     4,748,410       97,663        416,442       71,399
   Contract terminations, withdrawal
      payments and charges                 (226,701)      (91,851)    (116,703)      (633,600)     (95,976)
                                          ---------     ---------     --------      ---------      -------
Units outstanding at December 31, 2010    1,328,787     4,656,559      406,778      3,647,181      159,380
   Contract purchase payments             2,867,158     6,209,857       99,221        432,334       87,611
   Contract terminations, withdrawal
      payments and charges                 (679,729)     (969,625)    (122,125)      (756,194)     (88,361)
                                          ---------     ---------     --------      ---------      -------
Units outstanding at December 31, 2011    3,516,216     9,896,791      383,874      3,323,321      158,630
                                          =========     =========     ========      =========      =======

                                                SEGREGATED SUB-ACCOUNTS
                                         --------------------------------------
                                                                 MORGAN STANLEY
                                         PUTNAM VT                UIF EMERGING
                                          EQUITY     PUTNAM VT       MARKETS
                                          INCOME      VOYAGER        EQUITY
                                         ---------   ---------   --------------
Units outstanding at December 31, 2009   1,874,863     872,219            --
   Contract purchase payments              472,763     717,551       370,749
   Contract terminations, withdrawal
      payments and charges                (547,502)   (371,983)      (66,683)
                                         ---------   ---------      --------
Units outstanding at December 31, 2010   1,800,124   1,217,787       304,066
   Contract purchase payments              737,550     671,040       633,783
   Contract terminations, withdrawal
      payments and charges                (405,614)   (422,989)     (255,386)
                                         ---------   ---------      --------
Units outstanding at December 31, 2011   2,132,060   1,465,838       682,463
                                         =========   =========      ========

(7)  FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable life policies for the years ended December 31, 2011, 2010, 2009, 2008, and 2007 is as follows:

                                                         AT DECEMBER 31                 FOR THE YEARS ENDED DECEMBER 31
                                             --------------------------------------   -----------------------------------
                                                UNITS         UNIT                     INVESTMENT     EXPENSE     TOTAL
                                             OUTSTANDING   FAIR VALUE    NET ASSETS   INCOME RATIO*   RATIO**   RETURN***
                                             -----------   ----------   -----------   -------------   -------   ---------
Advantus Bond Class 2
    2011                                      27,739,375      3.94      109,301,002       0.00%        0.50%       7.49%
    2010                                      30,840,074      3.67      113,053,023       0.00%        0.50%       8.81%
    2009                                      32,323,879      3.37      108,840,136       0.00%        0.50%      14.99%
    2008                                      32,367,758      2.93       94,779,664       0.00%        0.50%     -13.95%
    2007                                      31,796,827      3.40      108,203,974       0.00%        0.50%       1.78%

Advantus Money Market
    2011                                      14,371,277      2.20       31,567,866       0.00%        0.50%      -0.50%
    2010                                      14,267,006      2.21       31,493,253       0.04%        0.50%      -0.36%
    2009                                      14,134,568      2.22       31,354,281       0.27%        0.50%      -0.23%
    2008                                      14,755,260      2.22       32,806,975       2.07%        0.50%       1.55%
    2007                                      15,969,579      2.19       34,966,066       4.51%        0.50%       4.11%

Advantus Index 500 Class 2
    2011                                      32,845,483      5.62      184,550,454       0.00%        0.50%       1.09%
    2010                                      35,976,254      5.56      199,966,724       0.00%        0.50%      13.97%
    2009                                      40,155,272      4.88      195,842,194       0.00%        0.50%      25.24%
    2008                                      42,812,409      3.89      166,719,533       0.00%        0.50%     -37.52%
    2007                                      42,668,579      6.23      265,942,080       0.00%        0.50%       4.50%

Advantus Mortgage Securities Class 2
    2011                                      10,527,228      4.09       43,092,689       0.00%        0.50%       6.20%
    2010                                      11,628,677      3.85       44,821,569       0.00%        0.50%       5.68%
    2009                                      12,945,775      3.63       46,974,800       0.00%        0.50%       7.51%
    2008                                      14,600,373      3.38       49,276,902       0.00%        0.50%     -13.40%
    2007                                      16,229,702      3.90       63,252,960       0.00%        0.50%       2.68%

Advantus International Bond Class 2
    2011                                      14,238,053      2.19       31,249,252       0.00%        0.50%      -0.76%
    2010                                      14,802,997      2.21       32,737,160       0.00%        0.50%      13.33%
    2009                                      15,394,004      1.95       30,038,590       0.00%        0.50%      16.97%
    2008                                      14,947,162      1.67       24,935,350       0.00%        0.50%       3.70%
    2007                                      12,101,028      1.61       19,465,936       0.00%        0.50%       8.88%

Advantus Index 400 Mid-Cap Class 2
    2011                                      23,723,937      2.45       58,109,427       0.00%        0.50%      -2.75%
    2010                                      25,843,325      2.52       65,091,676       0.00%        0.50%      25.30%
    2009                                      27,552,852      2.01       55,384,180       0.00%        0.50%      35.75%
    2008                                      26,808,963      1.48       39,696,448       0.00%        0.50%     -36.86%
    2007                                      24,458,556      2.35       57,356,157       0.00%        0.50%       6.90%

Advantus Real Estate Securities Class 2
    2011                                      14,651,240      2.93       42,986,981       0.00%        0.50%       4.89%
    2010                                      15,642,319      2.80       43,753,941       0.00%        0.50%      28.27%
    2009                                      17,286,781      2.18       37,697,184       0.00%        0.50%      23.97%
    2008                                      16,540,633      1.76       29,096,009       0.00%        0.50%     -36.59%
    2007                                      15,911,144      2.77       44,140,450       0.00%        0.50%     -16.18%

Invesco V.I. Capital Appreciation
    2011                                       3,329,746      1.26        4,188,726       0.00%        0.50%      -8.57%
    2010                                       3,635,237      1.38        5,001,812       0.53%        0.50%      14.63%
    2009                                       3,837,823      1.20        4,606,567       0.29%        0.50%      20.12%
    2008                                       3,761,199      1.00        3,758,553       0.00%        0.50%     -42.91%
    2007                                       3,533,837      1.75        6,185,840       0.00%        0.50%      11.17%

Invesco V.I. Core Equity
    2011                                         503,493      1.53          767,983       0.72%        0.50%      -0.79%
    2010                                         548,829      1.54          843,795       0.87%        0.50%       8.70%
    2009                                         395,511      1.41          559,388       1.62%        0.50%      27.34%
    2008                                         400,245      1.11          444,529       2.24%        0.50%     -30.67%
    2007                                         329,800      1.60          528,323       0.84%        0.50%       7.34%

                                                         AT DECEMBER 31                 FOR THE YEARS ENDED DECEMBER 31
                                             --------------------------------------   -----------------------------------
                                                UNITS         UNIT                     INVESTMENT     EXPENSE     TOTAL
                                             OUTSTANDING   FAIR VALUE    NET ASSETS   INCOME RATIO*   RATIO**   RETURN***
                                             -----------   ----------   -----------   -------------   -------   ---------
Invesco V.I. Small Cap Equity
    2011                                       1,414,422      1.07        1,515,492       0.00%        0.50%       -1.48%
    2010                                         484,810      1.09          527,258       0.00%        0.50%       11.83%

Alliance Bernstein International Value
    2011                                         241,470      0.84          202,034       4.42%        0.50%      -19.84%
    2010                                         162,254      1.04          169,360       6.82%        0.50%        4.27%

American Century Income and Growth
    2011                                       1,279,250      1.47        1,883,225       1.34%        0.50%        2.34%
    2010                                       1,252,529      1.44        1,801,645       1.27%        0.50%       13.29%
    2009                                       1,288,068      1.27        1,635,378       4.41%        0.50%       17.19%
    2008                                       1,452,770      1.08        1,573,967       1.73%        0.50%      -35.06%
    2007                                       1,489,237      1.67        2,484,339       1.56%        0.50%       -0.93%

American Century VP Inflation Protection
    2011                                       3,654,509      1.14        4,163,958       4.03%        0.50%       11.19%
    2010                                       1,107,808      1.02        1,135,263       0.87%        0.50%        2.07%

American Century Ultra
    2011                                      19,862,743      1.38       27,332,333       0.00%        0.50%        0.36%
    2010                                      21,652,011      1.37       29,687,533       0.36%        0.50%       15.24%
    2009                                      22,801,630      1.19       27,128,810       0.17%        0.50%       33.85%
    2008                                      22,605,592      0.89       20,093,759       0.00%        0.50%      -41.94%
    2007                                      20,997,043      1.53       32,145,200       0.00%        0.50%       20.24%

American Century Value
    2011                                      14,272,004      1.61       23,022,260       1.89%        0.50%        0.36%
    2010                                      14,331,986      1.61       23,035,756       2.09%        0.50%       12.47%
    2009                                      13,973,031      1.43       19,968,274       5.19%        0.50%       19.13%
    2008                                      12,753,262      1.20       15,299,139       2.17%        0.50%      -27.17%
    2007                                      10,812,848      1.65       17,810,209       1.32%        0.50%       -5.78%

American Funds IS Global Bond Class 2
    2011 (b)                                     465,216      1.00          465,328       5.40%        0.50%       -0.14%

American Funds IS Global Growth Class 2
    2011 (b)                                      46,718      0.84           39,058       2.36%        0.50%      -16.64%

American Funds IS Global Small Cap Class 2
    2011 (b)                                     313,810      0.77          242,320       0.17%        0.50%      -23.16%

American Funds IS Growth Class 2
    2011 (b)                                     530,714      0.88          464,729       0.78%        0.50%      -12.77%

American Funds IS Growth-Income Class 2
    2011 (b)                                     297,249      0.91          271,182       2.66%        0.50%       -8.84%

American Funds IS International Class 2
    2011 (b)                                     796,751      0.79          627,344       4.24%        0.50%      -21.54%

American Funds IS New World Class 2
    2011 (b)                                     319,496      0.82          262,305       2.99%        0.50%      -18.10%

American Funds IS U.S. Govt Sec Class 2
    2011 (b)                                      84,990      1.06           90,253       3.59%        0.50%        6.11%

Fidelity High Income
    2011                                       1,808,917      1.11        1,999,067       9.21%        0.50%        3.20%
    2010 (a)                                     597,479      1.07          639,838      13.26%        0.50%        7.09%

                                                         AT DECEMBER 31                 FOR THE YEARS ENDED DECEMBER 31
                                             --------------------------------------   -----------------------------------
                                                UNITS         UNIT                     INVESTMENT     EXPENSE     TOTAL
                                             OUTSTANDING   FAIR VALUE    NET ASSETS   INCOME RATIO*   RATIO**   RETURN***
                                             -----------   ----------   -----------   -------------   -------   ---------
Fidelity VIP Contrafund
    2011                                      44,329,479      1.41       62,624,661       0.77%        0.50%       -3.27%
    2010                                      48,245,131      1.46       70,458,994       1.03%        0.50%       16.34%
    2009                                      55,180,836      1.26       69,267,582       1.18%        0.50%       34.79%
    2008                                      58,671,682      0.93       54,639,205       0.75%        0.50%      -42.98%
    2007                                      66,784,940      1.63      109,069,484       0.80%        0.50%       16.71%

Fidelity VIP Equity-Income
    2011                                      49,193,364      1.33       65,589,021       2.26%        0.50%        0.15%
    2010                                      53,606,267      1.33       71,362,749       1.60%        0.50%       14.34%
    2009                                      58,168,980      1.16       67,722,578       2.13%        0.50%       29.24%
    2008                                      57,967,038      0.90       52,220,211       2.51%        0.50%      -43.10%
    2007                                      51,583,267      1.58       81,664,787       1.76%        0.50%        0.76%

Fidelity VIP Mid-Cap
    2011                                      17,332,964      2.67       46,335,185       0.02%        0.50%      -11.30%
    2010                                      19,050,466      3.01       57,411,722       0.29%        0.50%       27.93%
    2009                                      21,172,934      2.36       49,877,286       0.46%        0.50%       39.05%
    2008                                      23,213,666      1.69       39,325,974       0.25%        0.50%      -39.91%
    2007                                      24,330,092      2.82       68,590,134       0.60%        0.50%       14.76%

Franklin Small Cap Value
    2011                                       1,253,928      1.01        1,268,261       0.76%        0.50%       -4.24%
    2010 (a)                                     429,097      1.06          453,231       0.17%        0.50%        8.36%

Franklin Small Mid Cap
    2011                                      20,415,383      0.93       18,996,212       0.00%        0.50%       -5.30%
    2010                                      22,599,348      0.98       22,207,074       0.00%        0.50%       26.99%
    2009                                      26,130,042      0.77       20,220,686       0.00%        0.50%       42.86%
    2008                                      26,344,364      0.54       14,270,451       0.00%        0.50%      -42.78%
    2007                                      24,522,573      0.95       23,223,275       0.00%        0.50%       10.68%

Franklin Large Cap Growth Securities
    2011                                       2,212,775      1.40        3,087,822       0.66%        0.50%       -2.00%
    2010                                       2,194,739      1.42        3,125,035       0.81%        0.50%       11.03%
    2009                                       2,720,505      1.28        3,488,832       1.37%        0.50%       29.09%
    2008                                       2,728,781      0.99        2,710,973       1.25%        0.50%      -34.86%
    2007                                       2,853,242      1.53        4,351,547       0.75%        0.50%        5.70%

Franklin Mutual Shares Securities
    2011                                       8,009,831      1.54       12,357,479       2.37%        0.50%       -1.53%
    2010                                       8,607,669      1.57       13,486,745       1.57%        0.50%       10.64%
    2009                                       9,324,264      1.42       13,204,530       1.91%        0.50%       25.42%
    2008                                      10,738,837      1.13       12,125,510      -0.12%        0.50%      -37.42%
    2007                                      11,833,296      1.80       21,351,485       1.44%        0.50%        2.96%

Templeton Developing Markets Securities
    2011                                      15,739,196      2.49       39,224,656       0.98%        0.50%      -16.28%
    2010                                      16,651,077      2.98       49,565,340       1.64%        0.50%       17.00%
    2009                                      16,193,281      2.55       41,198,559       4.09%        0.50%       71.73%
    2008                                      16,147,893      1.48       23,922,985       2.68%        0.50%      -52.94%
    2007                                      16,238,270      3.15       51,146,584       2.22%        0.50%       28.14%

Goldman Sachs VIT Government Income
    2011                                       1,077,778      1.09        1,170,789       0.91%        0.50%        5.82%
    2010 (a)                                     553,405      1.03          568,119       1.10%        0.50%        2.56%

Ibbotson Aggressive Growth
    2011                                       5,219,002      1.01        5,287,819       1.88%        0.50%       -5.52%
    2010 (a)                                   1,702,751      1.07        1,825,964       0.92%        0.50%        8.75%

Ibbotson Balanced
    2011                                       3,151,673      1.04        3,282,529       1.22%        0.50%       -1.38%
    2010 (a)                                   1,088,387      1.06        1,149,484       2.57%        0.50%        6.50%

                                                         AT DECEMBER 31                 FOR THE YEARS ENDED DECEMBER 31
                                             ------------ -------------------------   -----------------------------------
                                                UNITS         UNIT                     INVESTMENT     EXPENSE     TOTAL
                                             OUTSTANDING   FAIR VALUE    NET ASSETS   INCOME RATIO*   RATIO**   RETURN***
                                             -----------   ----------   -----------   -------------   -------   ---------
Ibbotson Conservative
    2011                                         698,274      1.06          741,470       2.04%        0.50%        2.63%
    2010 (a)                                      82,421      1.03           85,280       1.26%        0.50%        3.66%

Ibbotson Growth
    2011                                       5,913,172      1.02        6,034,853       1.23%        0.50%       -4.16%
    2010 (a)                                   4,063,688      1.06        4,327,389       0.96%        0.50%        7.79%

Ibbotson Income and Growth
    2011                                       1,009,618      1.05        1,061,853       0.92%        0.50%        0.58%
    2010 (a)                                     687,098      1.05          718,494       1.21%        0.50%        5.09%

Invesco Van Kampen V.I. Capital Growth
    2011                                         116,782      1.01          117,607       0.00%        0.50%       -6.85%
    2010 (a)                                       7,318      1.08            7,907       0.00%        0.50%       10.23%

Invesco Van Kampen V.I. Comstock
    2011                                       2,040,933      1.03        2,109,673       1.04%        0.50%       -2.59%
    2010 (a)                                     613,572      1.06          651,131       0.00%        0.50%        7.79%

Invesco Van Kampen V.I. Growth and Income
    2011                                          72,942      1.00           72,680       1.14%        0.50%       -2.74%
    2010 (a)                                      33,949      1.02           34,785       0.00%        0.50%        3.91%

Invesco Van Kampen V.I. Mid Cap Value
    2011                                          61,976      1.06           65,443       0.59%        0.50%        0.32%
    2010 (a)                                      20,158      1.05           21,227       0.48%        0.50%        6.82%

Invesco Van Kampen V.I. Equity and Income
    2011                                         602,982      1.20          720,872       2.10%        0.50%       -2.36%
    2010                                         573,465      1.22          702,190       1.75%        0.50%        7.23%
    2009                                         610,205      1.14          696,761       5.04%        0.50%       32.88%
    2008                                         701,015      0.86          602,395       4.75%        0.50%      -38.76%
    2007                                         657,549      1.40          922,708       2.90%        0.50%        1.43%

Ivy Funds VIP Asset Strategy
    2011                                      27,505,594      2.32       63,880,677       1.03%        0.50%       -7.67%
    2010                                      27,782,944      2.52       69,882,988       1.15%        0.50%        8.13%
    2009                                      31,166,972      2.33       72,498,327       0.36%        0.50%       24.42%
    2008                                      26,528,268      1.87       49,595,993       0.57%        0.50%      -26.17%
    2007                                      12,666,181      2.53       32,071,518       0.84%        0.50%       43.39%

Ivy Funds VIP Balanced
    2011                                      23,348,452      5.19      121,261,324       1.50%        0.50%        2.80%
    2010                                      25,367,128      5.05      128,158,498       1.96%        0.50%       16.52%
    2009                                      27,944,950      4.34      121,161,457       2.04%        0.50%       12.66%
    2008                                      30,478,405      3.85      117,295,407       0.11%        0.50%      -21.39%
    2007                                      32,066,074      4.90      156,986,403       1.36%        0.50%       13.10%

Ivy Funds VIP Core Equity
    2011                                       6,797,935      1.26        8,590,961       0.36%        0.50%        1.16%
    2010                                       7,214,970      1.25        9,013,733       0.98%        0.50%       20.29%
    2009                                       8,196,965      1.04        8,513,068       1.02%        0.50%       23.40%
    2008                                       9,214,311      0.84        7,754,771       0.18%        0.50%      -35.10%
    2007                                       9,900,066      1.30       12,837,187       0.61%        0.50%       13.46%

Ivy Funds VIP Global Natural Resources
    2011                                       4,223,082      0.90        3,807,158       0.00%        0.50%      -21.83%
    2010 (a)                                   1,454,975      1.15        1,678,524       0.00%        0.50%       16.94%

Ivy Funds VIP Growth
    2011                                      37,260,951      4.21      156,919,387       4.01%        0.50%        1.62%
    2010                                      40,667,952      4.14      168,545,572       0.63%        0.50%       12.02%
    2009                                      45,184,216      3.70      167,170,928       0.38%        0.50%       26.44%
    2008                                      47,819,126      2.93      139,923,698       0.00%        0.50%      -36.59%
    2007                                      48,713,027      4.61      224,795,488       0.00%        0.50%       25.18%

                                                         AT DECEMBER 31                 FOR THE YEARS ENDED DECEMBER 31
                                             ------------ -------------------------   -----------------------------------
                                                UNITS         UNIT                     INVESTMENT     EXPENSE     TOTAL
                                             OUTSTANDING   FAIR VALUE    NET ASSETS   INCOME RATIO*   RATIO**   RETURN***
                                             -----------   ----------   -----------   -------------   -------   ---------
Ivy Funds VIP International Growth
    2011                                       4,138,309      1.65        6,836,333       0.41%        0.50%       -7.78%
    2010                                       3,632,375      1.79        6,506,969       0.93%        0.50%       14.21%
    2009                                       3,453,248      1.57        5,416,221       1.59%        0.50%       26.26%
    2008                                       3,813,601      1.24        4,737,444       0.26%        0.50%      -42.44%
    2007                                       3,607,833      2.16        7,785,638       0.67%        0.50%       20.69%

Ivy Funds VIP International Value
    2011                                      35,607,995      3.92      139,680,464       1.55%        0.50%      -14.31%
    2010                                      38,366,212      4.58      175,640,446       1.37%        0.50%       13.52%
    2009                                      41,826,215      4.03      168,669,429       3.57%        0.50%       36.28%
    2008                                      44,068,793      2.96      130,399,848       0.51%        0.50%      -42.55%
    2007                                      44,194,320      5.15      227,622,220       1.61%        0.50%        9.33%

Ivy Funds VIP Micro-Cap Growth
    2011                                       6,904,768      2.24       15,463,227       0.00%        0.50%       -7.48%
    2010                                       7,771,703      2.42       18,810,862       0.00%        0.50%       40.15%
    2009                                       8,504,365      1.73       14,686,904       0.00%        0.50%       40.58%
    2008                                       8,992,158      1.23       11,046,335       0.00%        0.50%      -48.30%
    2007                                       9,175,500      2.38       21,799,584       0.00%        0.50%        5.95%

Ivy Funds VIP Mid Cap Growth
    2011                                         626,632      1.15          720,461       0.00%        0.50%       -1.05%
    2010 (a)                                      57,095      1.16           66,680       0.16%        0.50%       18.58%

Ivy Funds VIP Science & Technology
    2011                                       3,170,533      1.96        6,202,018       0.00%        0.50%       -6.24%
    2010                                       3,226,035      2.09        6,730,318       0.00%        0.50%       12.19%
    2009                                       3,868,285      1.86        7,193,241       0.00%        0.50%       43.12%
    2008                                       3,552,268      1.30        4,615,331       0.00%        0.50%      -34.22%
    2007                                       3,419,740      1.98        6,754,502       0.00%        0.50%       23.74%

Ivy Funds VIP Small Cap Growth
    2011                                      27,148,874      2.76       74,973,548       0.00%        0.50%      -11.05%
    2010                                      30,049,641      3.10       93,290,683       0.00%        0.50%       28.21%
    2009                                      33,348,994      2.42       80,755,788       0.42%        0.50%       34.05%
    2008                                      35,258,804      1.81       63,692,730       0.00%        0.50%      -39.48%
    2007                                      35,978,086      2.98      107,389,245       0.00%        0.50%       12.95%

Ivy Funds VIP Small Cap Value
    2011                                      25,302,476      1.96       49,647,685       0.48%        0.50%      -13.22%
    2010                                      27,274,778      2.26       61,672,389       0.07%        0.50%       25.78%
    2009                                      30,677,675      1.80       55,148,073       0.00%        0.50%       28.50%
    2008                                      31,865,580      1.40       44,577,545       0.19%        0.50%      -26.50%
    2007                                      35,656,467      1.90       67,865,308       0.01%        0.50%       -4.61%

Ivy Funds VIP Value
    2011                                      19,206,467      2.55       49,015,588       0.75%        0.50%       -7.78%
    2010                                      21,086,419      2.77       58,352,182       0.90%        0.50%       18.12%
    2009                                      23,989,913      2.34       56,205,278       2.07%        0.50%       26.01%
    2008                                      25,846,418      1.86       48,055,609       0.25%        0.50%      -34.15%
    2007                                      27,161,314      2.82       76,683,379       0.93%        0.50%        1.39%

Janus Aspen Balanced
    2011                                       3,148,015      1.73        5,456,455       2.34%        0.50%        0.85%
    2010                                       3,068,734      1.72        5,274,184       2.61%        0.50%        7.58%
    2009                                       2,750,402      1.60        4,394,002       2.91%        0.50%       24.96%
    2008                                       1,781,404      1.28        2,277,582       2.59%        0.50%      -16.48%
    2007                                       1,094,227      1.53        1,675,018       2.32%        0.50%        9.73%

Janus Aspen Forty
    2011                                      36,789,471      0.99       36,246,258       0.25%        0.50%       -7.40%
    2010                                      41,015,976      1.06       43,641,765       0.22%        0.50%        5.95%
    2009                                      45,617,363      1.00       45,812,468       0.01%        0.50%       45.29%
    2008                                      45,132,303      0.69       31,197,128       0.01%        0.50%      -44.59%
    2007                                      42,448,286      1.25       52,951,802       0.18%        0.50%       35.95%

                                                         AT DECEMBER 31                 FOR THE YEARS ENDED DECEMBER 31
                                             ------------ -------------------------   -----------------------------------
                                                UNITS         UNIT                     INVESTMENT     EXPENSE     TOTAL
                                             OUTSTANDING   FAIR VALUE    NET ASSETS   INCOME RATIO*   RATIO**   RETURN***
                                             -----------   ----------   -----------   -------------   -------   ---------
Janus Aspen Overseas
    2011                                      51,916,451      1.28       66,561,798       0.38%        0.50%      -32.67%
    2010                                      54,061,964      1.90      102,951,653       0.55%        0.50%       24.39%
    2009                                      54,705,957      1.53       83,748,771       0.41%        0.50%       78.18%
    2008                                      53,825,177      0.86       46,246,029       1.09%        0.50%      -52.47%
    2007                                      47,836,942      1.81       86,468,506       0.45%        0.50%       27.38%

Janus Aspen Mid Cap Value
    2011                                       1,056,896      1.01        1,064,351       0.67%        0.50%       -3.47%
    2010 (a)                                     477,709      1.04          498,366       0.73%        0.50%        6.08%

MFS Investors Growth Stock
    2011                                       6,230,438      1.48        9,231,262       0.27%        0.50%       -0.13%
    2010                                       5,604,351      1.48        8,314,420       0.27%        0.50%       11.59%
    2009                                       5,108,442      1.33        6,791,445       0.38%        0.50%       38.40%
    2008                                       3,341,338      0.96        3,209,632       0.25%        0.50%      -37.30%
    2007                                       1,360,652      1.53        2,084,395       0.06%        0.50%       10.47%

MFS Mid Cap Growth
    2011                                         721,519      1.35          971,048       0.00%        0.50%       -6.63%
    2010                                         744,080      1.44        1,072,539       0.00%        0.50%       28.56%
    2009                                         623,092      1.12          698,619       0.00%        0.50%       40.54%
    2008                                         555,540      0.80          443,186       0.00%        0.50%      -51.84%
    2007                                         650,165      1.66        1,076,880       0.00%        0.50%        8.96%

MFS New Discovery
    2011                                       4,898,108      1.90        9,320,815       0.00%        0.50%      -10.94%
    2010                                       5,496,514      2.14       11,743,394       0.00%        0.50%       35.26%
    2009                                       6,448,693      1.58       10,185,023       0.00%        0.50%       62.11%
    2008                                       6,341,942      0.97        6,178,881       0.00%        0.50%      -39.82%
    2007                                       6,499,126      1.62       10,521,889       0.00%        0.50%        1.74%

MFS Value
    2011                                      23,481,650      1.71       40,142,656       1.29%        0.50%       -0.96%
    2010                                      23,378,356      1.73       40,354,213       1.30%        0.50%       10.66%
    2009                                      22,569,062      1.56       35,203,968       1.18%        0.50%       21.84%
    2008                                      17,869,032      1.28       22,876,467       0.98%        0.50%      -33.08%
    2007                                      11,310,878      1.91       21,638,011       0.79%        0.50%        7.05%

Neuberger AMT Socially Responsive
    2011                                         354,555      1.05          370,943       0.39%        0.50%       -3.64%
    2010 (a)                                      16,233      1.09           17,620       0.03%        0.50%        9.70%

Oppenheimer Capital Appreciation
    2011                                       2,598,199      1.38        3,576,223       0.11%        0.50%       -1.87%
    2010                                       2,844,515      1.40        3,989,657       0.00%        0.50%        8.60%
    2009                                       3,416,748      1.29        4,412,774       0.01%        0.50%       43.43%
    2008                                       4,098,352      0.90        3,690,268       0.00%        0.50%      -45.93%
    2007                                       4,375,649      1.67        7,287,086       0.01%        0.50%       13.29%

Oppenheimer High Income
    2011                                      23,942,155      0.39        9,296,400       8.67%        0.50%       -3.04%
    2010                                      24,661,108      0.40        9,876,085       5.97%        0.50%       13.87%
    2009                                      26,604,474      0.35        9,356,726       0.00%        0.50%       25.32%
    2008                                      14,704,473      0.28        4,125,778       6.85%        0.50%      -78.68%
    2007                                       8,612,276      1.32       11,339,685       6.36%        0.50%       -0.97%

Oppenheimer Main Street Small Cap
    2011                                         150,074      1.03          153,892       0.27%        0.50%       -2.87%
    2010 (a)                                      71,859      1.06           75,866       0.00%        0.50%        8.33%

Oppenheimer International Growth
    2011                                       4,291,559      2.35       10,081,267       0.72%        0.50%       -8.07%
    2010                                       4,941,162      2.56       12,626,264       1.01%        0.50%       14.04%
    2009                                       4,960,352      2.24       11,114,404       1.15%        0.50%       38.36%
    2008                                       5,109,852      1.62        8,274,845       0.76%        0.50%      -43.36%
    2007                                       5,535,016      2.86       15,824,313       0.60%        0.50%       12.43%

                                                         AT DECEMBER 31                 FOR THE YEARS ENDED DECEMBER 31
                                             ------------ -------------------------   -----------------------------------
                                                UNITS         UNIT                     INVESTMENT     EXPENSE     TOTAL
                                             OUTSTANDING   FAIR VALUE    NET ASSETS   INCOME RATIO*   RATIO**   RETURN***
                                             -----------   ----------   -----------   -------------   -------   ---------
PIMCO Funds VIT Low Duration
    2011                                       3,516,216      1.03        3,617,353       1.56%        0.50%        0.51%
    2010 (a)                                   1,328,787      1.02        1,360,177       1.20%        0.50%        2.25%

PIMCO Funds VIT Total Return
    2011                                       9,896,791      1.07       10,604,859       2.56%        0.50%        2.99%
    2010 (a)                                   4,656,559      1.04        4,844,897       1.60%        0.50%        3.84%

Putnam VT Growth and Income
    2011                                         383,874      1.32          505,109       1.24%        0.50%       -5.12%
    2010                                         406,777      1.39          564,100       1.55%        0.50%       13.81%
    2009                                         425,818      1.22          518,863       2.65%        0.50%       29.16%
    2008                                         449,691      0.94          424,226       2.28%        0.50%      -39.00%
    2007                                         531,439      1.55          821,909       1.27%        0.50%       -6.51%

Putnam VT International Equity
    2011                                       3,323,321      1.41        4,694,740       3.29%        0.50%      -17.35%
    2010                                       3,647,181      1.71        6,233,581       3.49%        0.50%        9.48%
    2009                                       3,864,338      1.56        6,032,981       0.00%        0.50%       24.01%
    2008                                       3,834,703      1.26        4,827,502       2.08%        0.50%      -44.23%
    2007                                       3,508,829      2.26        7,920,620       2.70%        0.50%        7.82%

Putnam VT Multi Cap Growth
    2011                                         158,630      1.52          241,751       0.26%        0.50%       -5.56%
    2010                                         159,381      1.61          257,184       0.34%        0.50%       18.96%
    2009                                         183,958      1.36          249,528       0.36%        0.50%       31.48%
    2008                                         169,101      1.03          174,459       0.00%        0.50%      -39.05%
    2007                                         205,313      1.69          347,534       0.00%        0.50%        5.21%

Putnam VT Equity Income
    2011                                       2,132,060      1.38        2,940,332       1.71%        0.50%        1.41%
    2010                                       1,800,124      1.36        2,448,267       1.95%        0.50%       12.05%
    2009                                       1,874,862      1.21        2,275,723       3.74%        0.50%       28.55%
    2008                                       2,012,597      0.94        1,898,970       1.87%        0.50%      -45.03%
    2007                                       2,180,598      1.72        3,743,102       1.18%        0.50%       -5.37%

Putnam VT Voyager
    2011                                       1,465,838      1.44        2,105,785       0.00%        0.50%      -18.26%
    2010                                       1,217,786      1.76        2,140,175       1.15%        0.50%       20.20%
    2009                                         872,219      1.46        1,275,306       0.51%        0.50%       63.08%
    2008                                         412,653      0.90          369,976       0.00%        0.50%      -37.35%
    2007                                         449,180      1.43          642,777       0.00%        0.50%        4.99%

Morgan Stanley UIF Emerging Markets Equity
    2011                                         682,463      0.94          638,499       0.38%        0.50%      -18.64%
    2010 (a)                                     304,066      1.15          349,684       0.19%        0.50%       15.43%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividend by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changed in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

(a) For the period from April 30, 2010 (Commencement of operations) to December 31, 2010.

(b) For the period from April 28, 2011 (Commencement of operations) to December 31, 2011.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS
                           AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2011, 2010 AND 2009

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

/s/ KPMG LLP

March 5, 2012

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2011 AND 2010
                                 (IN THOUSANDS)

                                                                                         2011          2010
                                                                                     -----------   -----------
Assets
   Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $9,301,196 and $8,683,191)   $10,063,416   $ 9,140,051
   Equity securities, at fair value (cost $188,197 and $185,274)                         213,939       216,820
   Mortgage loans, net                                                                 1,417,147     1,276,154
   Finance receivables, net                                                              215,899       197,856
   Policy loans                                                                          350,863       339,127
   Alternative investments (cost $390,674 and $447,022)                                  447,351       506,294
   Fixed maturity securities on loan, at fair value
      (amortized cost $63,917 and $51,469)                                                66,226        54,071
   Equity securities on loan, at fair value (cost $4,968 and $8,624)                       6,937        10,284
   Derivative instruments                                                                117,306       165,290
   Other invested assets                                                                 201,561        59,688
                                                                                     -----------   -----------
      Total investments                                                               13,100,645    11,965,635

   Cash and cash equivalents                                                             308,034       336,321
   Securities held as collateral                                                          43,892        33,274
   Deferred policy acquisition costs                                                     852,729       887,142
   Accrued investment income                                                             117,096       110,267
   Premiums and fees receivable                                                          180,354       166,377
   Property and equipment, net                                                            79,592        77,010
   Reinsurance recoverables                                                              947,969       903,743
   Goodwill and intangible assets, net                                                    43,723        43,977
   Other assets                                                                           97,414        72,807
   Separate account assets                                                            12,541,363    13,199,636
                                                                                     -----------   -----------
         Total assets                                                                $28,312,811   $27,796,189
                                                                                     ===========   ===========

Liabilities and Stockholder's Equity

Liabilities:

   Policy and contract account balances                                              $ 7,138,162   $ 6,738,810
   Future policy and contract benefits                                                 2,913,627     2,699,561
   Pending policy and contract claims                                                    349,408       318,592
   Other policyholder funds                                                              771,639       743,387
   Policyholder dividends payable                                                         36,945        39,202
   Unearned premiums and fees                                                            171,673       207,966
   Pension and other postretirement benefits                                              19,689        12,033
   Income tax liability:
      Current                                                                             37,301        42,889
      Deferred                                                                           326,344       244,662
   Securities in transit                                                                  39,130       159,380
   Accrued commissions and expenses                                                      149,424       131,946
   Other liabilities                                                                     477,522       230,235
   Notes payable                                                                         120,000       120,000
   Securities lending collateral                                                          60,770        51,758
   Separate account liabilities                                                       12,541,363    13,199,636
                                                                                     -----------   -----------
      Total liabilities                                                               25,152,997    24,940,057
                                                                                     -----------   -----------

Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding         5,000         5,000
   Additional paid in capital                                                            179,522       179,522
   Accumulated other comprehensive income                                                369,541       270,553
   Retained earnings                                                                   2,605,751     2,401,057
                                                                                     -----------   -----------
      Total stockholder's equity                                                       3,159,814     2,856,132
                                                                                     -----------   -----------
         Total liabilities and stockholder's equity                                  $28,312,811   $27,796,189
                                                                                     ===========   ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN THOUSANDS)

                                                                         2011         2010         2009
                                                                      ----------   ----------   ----------
Revenues:

   Premiums                                                           $1,541,999   $1,433,088   $1,681,089
   Policy and contract fees                                              535,352      523,120      510,440
   Net investment income                                                 618,124      585,956      543,115
   Net realized investment gains
      Other-than-temporary-impairments on fixed maturity securities       (6,707)     (31,862)     (87,795)
      Other-than-temporary-impairments on fixed maturity securities
         transferred to other comprehensive income                         1,169        9,608       42,987
      Other net realized investment gains                                 57,113       63,175       74,825
                                                                      ----------   ----------   ----------
         Total net realized investment gains                              51,575       40,921       30,017
   Finance charge income                                                  64,691       58,059       53,777
   Commission income                                                     103,426       91,181       78,400
   Other income                                                           30,643       31,287       28,744
                                                                      ----------   ----------   ----------
         Total revenues                                                2,945,810    2,763,612    2,925,582
                                                                      ----------   ----------   ----------

Benefits and expenses:

   Policyholder benefits                                               1,533,956    1,469,524    1,725,209
   Interest credited to policies and contracts                           344,290      331,073      324,514
   General operating expenses                                            534,822      503,563      497,204
   Commissions                                                           232,404      230,629      183,753
   Administrative and sponsorship fees                                    60,142       62,319       58,407
   Dividends to policyholders                                              8,637        9,475       10,898
   Interest on notes payable                                              10,025       10,184       10,236
   Amortization of deferred policy acquisition costs                     203,755      214,539      197,505
   Capitalization of policy acquisition costs                           (272,382)    (292,604)    (245,976)
                                                                      ----------   ----------   ----------
         Total benefits and expenses                                   2,655,649    2,538,702    2,761,750
                                                                      ----------   ----------   ----------
            Income from operations before taxes                          290,161      224,910      163,832

   Income tax expense:
      Current                                                             56,455       51,991       28,736
      Deferred                                                            29,012        4,979       22,833
                                                                      ----------   ----------   ----------
            Total income tax expense                                      85,467       56,970       51,569
                                                                      ----------   ----------   ----------
               Net income                                             $  204,694   $  167,940   $  112,263
                                                                      ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN THOUSANDS)

                                                                             ACCUMULATED
                                                               ADDITIONAL       OTHER                        TOTAL
                                                     COMMON      PAID IN    COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                                      STOCK      CAPITAL    INCOME (LOSS)    EARNINGS        EQUITY
                                                    --------   ----------   -------------   ----------   -------------
2009:
   Balance, beginning of year                         $5,000    $179,522      $(420,447)    $2,052,171    $1,816,246
      Comprehensive income:
         Net income                                       --          --             --        112,263       112,263
         Other comprehensive income                       --          --        442,924             --       442,924
                                                                                                          ----------
            Total comprehensive income                                                                       555,187

      Changes in accounting principle                     --          --        (56,783)        87,683        30,900
      Dividends to stockholder                            --          --             --         (8,000)       (8,000)
                                                      ------    --------      ---------     ----------    ----------
   Balance, end of year                               $5,000    $179,522      $ (34,306)    $2,244,117    $2,394,333
                                                      ======    ========      =========     ==========    ==========

2010:
   Balance, beginning of year                         $5,000    $179,522      $ (34,306)    $2,244,117    $2,394,333
      Comprehensive income:
         Net income                                       --          --             --        167,940       167,940
         Other comprehensive income                       --          --        206,578             --       206,578
                                                                                                          ----------
            Total comprehensive income                                                                       374,518

      Transfer of benefit plans to parent company         --          --         98,281             --        98,281
      Dividends to stockholder                            --          --             --        (11,000)      (11,000)
                                                      ------    --------      ---------     ----------    ----------
   Balance, end of year                               $5,000    $179,522      $ 270,553     $2,401,057    $2,856,132
                                                      ======    ========      =========     ==========    ==========

2011:
   Balance, beginning of year                         $5,000    $179,522      $ 270,553     $2,401,057    $2,856,132
      Comprehensive income:
         Net income                                       --          --             --        204,694       204,694
         Other comprehensive income                       --          --         98,988             --        98,988
                                                                                                          ----------
            Total comprehensive income                                                                       303,682
                                                      ------    --------      ---------     ----------    ----------
   Balance, end of year                               $5,000    $179,522      $ 369,541     $2,605,751    $3,159,814
                                                      ======    ========      =========     ==========    ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN THOUSANDS)

                                                              2011           2010           2009
                                                          -----------    -----------    -----------
Cash Flows from Operating Activities
Net income                                                $   204,694    $   167,940    $   112,263
Adjustments to reconcile net income to net cash
   provided by operating activities:
   Interest credited to annuity and insurance contracts       278,048        282,090        281,163
   Fees deducted from policy and contract balances           (385,411)      (369,059)      (364,474)
   Change in future policy benefits                            75,435         89,764         88,865
   Change in other policyholder liabilities, net               95,465        119,947         44,425
   Amortization of deferred policy acquisition costs          203,755        214,539        197,505
   Capitalization of policy acquisition costs                (272,382)      (292,604)      (245,976)
   Change in premiums and fees receivable                     (13,552)         3,589         12,803
   Deferred tax provision                                      29,012          8,501         22,833
   Change in income tax liabilities - current                  (7,086)        48,361         67,817
   Net realized investment gains                              (51,575)       (40,921)       (30,017)
   Change in reinsurance recoverables                         (43,614)       (38,537)       (15,597)
   Other, net                                                 191,856         16,990        (24,080)
                                                          -----------    -----------    -----------
      Net cash provided by operating activities               304,645        210,600        147,530
                                                          -----------    -----------    -----------

Cash Flows from Investing Activities

Proceeds from sales of:
   Fixed maturity securities                                2,460,836      2,512,147      1,624,832
   Equity securities                                          116,027        181,367        329,379
   Alternative investments                                    164,218         64,942         19,365
   Derivative instruments                                     379,135        176,461        139,037
   Other invested assets                                        7,103          1,043            668
Proceeds from maturities and repayments of:
   Fixed maturity securities                                  851,157        843,350        737,631
   Mortgage loans                                             126,268         77,478         96,375
Purchases and originations of:
   Fixed maturity securities                               (3,870,310)    (4,133,892)    (3,554,931)
   Equity securities                                         (106,974)       (87,511)      (156,242)
   Mortgage loans                                            (276,558)      (105,237)      (109,810)
   Alternative investments                                    (68,671)       (62,278)       (43,612)
   Derivative instruments                                    (305,437)      (265,575)      (172,338)
   Other invested assets                                       (4,363)          (324)          (862)
Finance receivable originations or purchases                 (160,025)      (140,157)      (131,521)
Finance receivable principal payments                         133,449        124,371        115,880
Securities in transit                                        (261,399)        71,285        (16,582)
Other, net                                                    (54,604)       (47,654)       (44,455)

                                                          -----------    -----------    -----------
      Net cash used for investing activities                 (870,148)      (790,184)    (1,167,186)
                                                          -----------    -----------    -----------

Cash Flows from Financing Activities

Deposits credited to annuity and insurance contracts        2,842,495      2,605,466      2,742,147
Withdrawals from annuity and insurance contracts           (2,364,401)    (1,994,110)    (1,977,430)
Change in amounts drawn in excess of cash balances               (980)         3,486         10,296
Payment on debt                                                    --         (5,000)            --
Dividends paid to stockholder                                      --        (11,000)        (8,000)
Other, net                                                     60,102         (8,419)         1,226
                                                          -----------    -----------    -----------
      Net cash provided by financing activities               537,216        590,423        768,239
                                                          -----------    -----------    -----------

Net increase (decrease) in cash and cash equivalents          (28,287)        10,839       (251,417)
Cash and cash equivalents, beginning of year                  336,321        325,482        576,899
                                                          -----------    -----------    -----------
Cash and cash equivalents, end of year                    $   308,034    $   336,321    $   325,482
                                                          ===========    ===========    ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2011, 2010 AND 2009
                                 (IN THOUSANDS)

(1)  NATURE OF OPERATIONS

     Organization and Description of Business

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its wholly-owned subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:

                                             2011         2010         2009
                                          ----------   ----------   ----------
Individual Financial Security             $  567,807   $  545,589   $  500,785
Financial Institution Group                  345,376      311,064      301,743
Group Insurance                            1,364,200    1,274,692    1,513,190
Retirement                                   479,702      481,696      460,047
                                          ----------   ----------   ----------
   Total strategic business units          2,757,085    2,613,041    2,775,765
Subsidiaries and corporate product line      188,725      150,571      149,817
                                          ----------   ----------   ----------
      Total                               $2,945,810   $2,763,612   $2,925,582
                                          ==========   ==========   ==========

     The Company serves more than 10 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     Insurance Revenues and Expenses

     Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits.

     Commission Income

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

     Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

     Administrative and Sponsorship Fees

     The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense is estimated and accrued on a quarterly basis based on recent historical experience and is trued up at each profit sharing year-end which occur throughout the year. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company.

     Valuation of Investments and Net Investment Income

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

     The Company uses book value as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

     Marketable equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value. The Company also invests in non-marketable equity securities that are not classified as available-for-sale and are carried at cost, which approximates fair value. As of December 31, 2011 and 2010, the Company had $10,000 of non-marketable equity securities.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

     Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

     Alternative investments include private equity funds, mezzanine debt funds and hedge funds investing in limited partnerships. These investments are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Any adjustments recorded directly to the stockholders' equity of the investee are recorded, based on the Company's ownership share, as unrealized gains or losses. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statements issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

     Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt. The real estate acquired is considered held for sale for accounting purposes and is carried at fair value less estimated cost to sell. As of December 31, 2011 and 2010, the Company had $5,200 and $8,400, respectively, of real estate held for sale.

     For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

     For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $20,550 and $19,997 at December 31, 2011 and 2010, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2011 and 2010 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2011 and 2010 approximate the fair value at that date.

     Derivative Financial Instruments

     The Company uses a variety of derivatives, including swaps, forwards, floors, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

     Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations. Interest income generated by derivative instruments is reported in net realized investment gains on the consolidated statements of operations.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains or in policyholder benefits on the consolidated statements of operations.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains.

     Realized and Unrealized Gains and Losses

     Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

     An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings.

     For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

     For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

     The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

     For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

     Alternative investments that have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not recover in a reasonable time period, the cost of the investment is written down and an OTTI is recorded in net realized investment gains on the consolidated statements of operations.

     All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets subsequent to the balance sheet dates for either December 31, 2011 or 2010.

     The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance for pools of loans with similar characteristics when it is probable that a credit event has occurred within the pool and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains on the consolidated statements of operations.

     For a small portion of the portfolio, classified as troubled debt restructurings, the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a troubled debt restructuring, the Company impairs the loan and records a specific valuation allowance, if applicable.

     Securities Lending

     The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations.

     Securities lending income is recorded in net investment income and was $47, $17, and $199 for the years ended December 31, 2011, 2010, and 2009, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2011 and 2010 were $73,163 and $64,355, respectively. As of December 31, 2011 and 2010, the fair value of the collateral associated with securities lending was $43,892 and $33,274, respectively.

     Separate Accounts

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2011 and 2010, the fair value of these investments included within equity securities on the consolidated balance sheets was $32,367 and $21,869, respectively.

     Finance Charge Income and Receivables

     The Company's finance receivables portfolio is primarily comprised of smaller balance homogenous direct installment loans, which are originated at the Company's network of over 120 retail branch locations in Illinois, Indiana, Kentucky, Missouri and Tennessee. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

     The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance, homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired.

     The majority of the Company's finance receivables are smaller balance homogeneous loans evaluated collectively for impairment. The Company applies a general valuation allowance to its entire loan portfolio via a direct charge to operations through the provision for credit losses at an amount, which in management's judgment, based on the overall risk characteristics of the portfolio, changes in the character or size of the portfolio and the level of nonperforming assets, is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment and regulatory changes. The underlying assumptions, estimates and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

     It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     Impaired loans not considered troubled debt restructurings (TDRs) are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

     TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional compensation. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan; or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not exceed the general allowance already recognized.

     Deferred Policy Acquisition Costs

     The costs of acquiring new and renewal business, after the effects of reinsurance, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

     For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2011 and 2010. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns were considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

     Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations.

     DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as disclosed in note 20. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through accumulated other comprehensive income (loss) on the consolidated balance sheets.

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

     Sales Inducements

     The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                     2011      2010
                                   -------   -------
Balance at beginning of year       $11,415   $10,292
Capitalization                       3,105     3,226
Amortization and interest           (1,824)     (792)
Adjustment for unrealized losses      (845)   (1,311)
                                   -------   -------
Balance at end of year             $11,851   $11,415
                                   =======   =======

     Goodwill and Other Intangible Assets

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level. Prior to 2011, goodwill was tested for impairment at the reporting unit level.

     The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

     Software

     Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $43,983 and $39,051 as of December 31, 2011 and 2010, respectively, and amortized software expense of $16,290, $15,000 and $14,167 for the years ended December 31, 2011, 2010 and 2009, respectively.

     Property and Equipment

     Property and equipment are carried at cost, net of accumulated depreciation of $132,594 and $130,704 at December 31, 2011 and 2010, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2011, 2010 and 2009, was $9,386, $10,016, and $11,715,
     respectively.

     Reinsurance

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     Policyholder Liabilities

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2011, the Company has assumed an average rate of investment yields ranging from 3.77% to 5.07%.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as disclosed in note 20. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a required discount rate if the funds were reinvested at then current market interest rates instead of the then current effective portfolio rate implicit in the policy reserves.

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     Participating Business

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2011 and 2010, the total participating business in force was $2,123,217 and $1,999,977, respectively. As a percentage of total life insurance in force, participating business in force represents 0.4% at both December 31, 2011 and 2010.

     Income Taxes

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3)  RISKS

     The following is a description of the significant risks facing the Company:

     CREDIT AND CASH FLOW ASSUMPTION RISK:

     Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

     Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

          CASH AND CASH EQUIVALENTS:

          Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

          FINANCIAL INSTRUMENTS:

          Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

          Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

          DERIVATIVES:

          The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. Should the rating of a derivative counterparty drop, the Company may require the counterparty to post collateral. The aggregate counterparty exposure for a single non-qualified counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. The aggregate counterparty exposure to all non-qualified counterparties is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

          The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

          The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2011, approximately 96.8% of separate account assets were invested in equity investments across the Company's variable product offerings. The Company attempts to minimize the adverse impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

     As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

     FOREIGN CURRENCY RISK:

     Foreign currency risk is the risk that the price of foreign currency denominated contracts may change significantly prior to the completion of investment transactions. The Company utilizes short-duration spot forward contracts in its efforts to minimize the adverse impact of foreign currency exchange rate risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios.

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     MORTALITY RISK:

     Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

(4)  NEW ACCOUNTING PRONOUNCEMENTS

     In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2011-11 (ASU 2011-11), Balance Sheet (Topic
     210): Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about offsetting and related arrangements. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013. The Company does not expect the adoption of ASU 2011-11 to have a material impact to its consolidated results of operations and financial position and will include the required disclosures in its notes to consolidated financial statements.

     In September 2011, the FASB issued Accounting Standards Update 2011-08 (ASU 2011-08), Intangibles - Goodwill and Other (Topic 350): Testing of Goodwill for Impairment, which gives entities the option of performing a qualitative assessment before calculating the fair value of the reporting unit required in Step 1 under current guidance. After performing the qualitative assessment, if the entity determines that the fair value of the reporting entity is, more likely than not, greater than the carrying value of the reporting unit, no further testing is required. If an entity determines otherwise, then it would be required to perform Step 1 and potentially Step 2 of the two-step impairment testing model. ASU 2011-08 is effective for goodwill impairment tests performed for years beginning after December 15, 2011, with early adoption permitted. The Company chose to early adopt ASU 2011-08 in 2011. There was no material impact to its consolidated results of operations and financial position upon adoption.

     In June 2011, the FASB issued Accounting Standards Update 2011-05 (ASU 2011-05), Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB issued Accounting Standards Update 2011-12 (ASU 2011-12), Comprehensive Income (Topic 220):
     Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, which indefinitely defers the presentation of reclassification adjustments as required in ASU 2011-05. ASU 2011-05 is effective for non-public entities for reporting periods ending after December 15, 2012 and is not expected to have a material impact to the Company's consolidated results of operations and financial position.

     In May 2011, the FASB issued Accounting Standards Update 2011-04 (ASU 2011-04), Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. ASU 2011-04 is effective for non-public entities for annual reporting periods beginning after December 15, 2011. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

     In April 2011, the FASB issued Accounting Standards Update 2011-02 (ASU 2011-02), Receivables (Topic 310): A Creditor's Determining of Whether a Restructuring Is a Troubled Debt Restructuring, which clarifies when creditors should classify a loan modification as a troubled debt restructuring (TDR). ASU 2011-02 is effective for non-public entities for reporting periods ending after December 15, 2012. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

     In December 2010, the FASB issued Accounting Standards Update 2010-28 (ASU 2010-28), Intangibles - Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts, which requires an entity to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. ASU 2010-28 is effective for non-public entities for reporting periods ending after December 15, 2011. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2010-28.

     In October 2010, the FASB issued Accounting Standards Update 2010-26 (ASU 2010-26), Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, which clarifies the types of costs that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs should include incremental direct costs of contract acquisition, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. ASU 2010-26 will be effective for fiscal years beginning after December 31, 2011 with retrospective application permitted but not required. The Company will adopt this guidance effective January 1, 2012 and expects to apply the retrospective method of adoption. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

     In July 2010, the FASB issued Accounting Standards Update 2010-20 (ASU 2010-20), Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowances for Credit Losses which requires additional disclosures about the credit quality of financing receivables, such as aging information and credit quality indicators. In addition, disclosures must be disaggregated by portfolio segment or class based on how the Company develops its allowance for credit losses and how it manages its credit exposure. ASU 2010-20 is effective for non-public entities for reporting periods ending after December 15, 2011. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2010-20 and has provided the required disclosures in notes 6 and 9.

     In April 2010, the FASB issued Accounting Standards Update 2010-15 (ASU 2010-15), Financial Services - Insurance (Topic 944): How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments, under which an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a variable interest entity, unless the separate account contract holder is a related party. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2010-15.

     In January 2010, the FASB issued Accounting Standards Update 2010-06 (ASU 2010-06), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs and valuation techniques. Additionally, this guidance requires disclosures about significant transfers between Level 1 and 2 measurement categories and separating the presentation of purchases, issuances, sales and settlements. This guidance was effective for periods beginning after December 15, 2009, except for the disclosures regarding the separation of the presentation of purchases, issuances, sales and settlements, which is effective for periods beginning after December 15, 2010. ASU 2010-06 was adopted by the Company effective January 1, 2010 with the exception of separating the presentation of purchases, sales and settlements. There was no impact to the Company's consolidated results of operations or financial position due to the adoption of this new guidance. The clarification of existing disclosure requirements about the level of disaggregation, inputs and valuation techniques is included within note 5 and 11. The Company adopted the required disclosure provisions of this new guidance relating to the separation of the presentation of purchases, issuances, sales and settlements effective January 1, 2011 which is included within note 5 and 11.

     In January 2010, the FASB issued Accounting Standards Update 2010-02 (ASU 2010-02), Consolidations (Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary, which clarifies the accounting and reporting by an entity that experiences a decrease in ownership in a subsidiary that is a business or nonprofit activity for periods ending on or after December 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2010-02.

     In August 2009, the FASB issued Accounting Standards Update 2009-05 (ASU 2009-05), Fair Value Measurements and Disclosures (Topic 820): Measuring Liabilities at Fair Value, which provides clarification for measuring the fair value in circumstances in which a quoted price in an active market for the identical liability is not available for periods beginning January 1, 2010. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2009-05.

     In June 2009, the FASB issued guidance relating to special purpose entities changing the determination of the primary beneficiary of a variable interest entity (VIE) from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the Company's involvement with VIEs on its financial statements for periods beginning after November 15, 2009. In February 2010, the FASB issued Accounting Standards Updated 2010-10 (ASU 2010-10), Consolidation, Amendments for Certain Investment Funds. This guidance indefinitely defers the consolidation requirements for reporting enterprises' interests in entities that have the characteristics of investment companies and regulated money market funds. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance and has provided the required disclosures in note 8.

     In June 2009, the FASB issued guidance relating to the accounting for transfers of financial assets. This guidance eliminates the concept of a qualifying special purpose entity, eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interest. The guidance also requires additional disclosures about a transferor's financial assets that have been accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor's assets that continue to be reported on the consolidated balance sheets for periods beginning after November 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Financial Assets and Financial Liabilities Reported at Fair Value

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2011 and 2010. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes process and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. Treasury securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government securities not backed by the full faith of the U.S. government, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, and certain derivatives.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                            DECEMBER 31, 2011
                                                            -------------------------------------------------
                                                              LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                            -----------   ----------   --------   -----------
Fixed maturity securities, available-for-sale:
   U.S. government securities                               $   176,608   $       --   $     --   $   176,608
   Agencies not backed by the full faith and credit of
      the U.S. government                                            --       93,947         --        93,947
   Foreign government securities                                     --       54,066         --        54,066
   Corporate securities                                              --    5,296,134    811,398     6,107,532
   Asset-backed securities                                           --      348,460    132,336       480,796
   CMBS                                                              --      942,354         11       942,365
   RMBS                                                              --    2,207,075      1,027     2,208,102
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities, available-for-sale       176,608    8,942,036    944,772    10,063,416
Equity securities, available-for-sale                           203,936           --          3       203,939
Fixed maturity securities on loan:
   U.S. government securities                                    53,350           --         --        53,350
   Corporate securities                                              --       12,876         --        12,876
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities on loan                    53,350       12,876         --        66,226
Equity securities on loan                                         6,937           --         --         6,937
Derivative instruments:
   TBA derivative instruments                                        --       30,433         --        30,433
   Other derivative instruments                                      10       86,863         --        86,873
                                                            -----------   ----------   --------   -----------
      Total derivative instruments                                   10      117,296         --       117,306
                                                            -----------   ----------   --------   -----------
         Total investments                                      440,841    9,072,208    944,775    10,457,824
Cash equivalents                                                247,470        1,350         --       248,820
Securities held as collateral                                    23,001       20,891         --        43,892
Separate account assets (1)                                  12,056,550      484,813         --    12,541,363
                                                            -----------   ----------   --------   -----------
         Total financial assets                             $12,767,862   $9,579,262   $944,775   $23,291,899
                                                            ===========   ==========   ========   ===========

Policy and contract account balances (2)                    $        --   $       --   $ 35,469   $    35,469
Future policy and contract benefits (2)                              --           --     81,183        81,183
Derivative instruments                                              105        9,779         --         9,884
Securities lending collateral                                    23,001       37,769         --        60,770
                                                            -----------   ----------   --------   -----------
         Total financial liabilities                        $    23,106   $   47,548   $116,652   $   187,306
                                                            ===========   ==========   ========   ===========

(1) Separate account liabilities are set equal to the fair value of separate account assets as prescribed by GAAP accounting guidance.

(2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                            DECEMBER 31, 2010
                                                            -------------------------------------------------
                                                              LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                            -----------   ----------   --------   -----------
Fixed maturity securities, available-for-sale:
   U.S. government securities                               $   147,421   $       --   $     --   $   147,421
   Agencies not backed by the full faith and credit of
      the U.S. government                                            --       17,310         --        17,310
   Foreign government securities                                     --       50,245         --        50,245
   Corporate securities                                              --    4,609,052    816,277     5,425,329
   Asset-backed securities                                           --      352,370    167,659       520,029
   CMBS                                                              --      963,692         27       963,719
   RMBS                                                              --    2,013,532      2,466     2,015,998
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities, available-for-sale       147,421    8,006,201    986,429     9,140,051
Equity securities, available-for-sale                           206,816           --          4       206,820
Fixed maturity securities on loan:
   U.S. government securities                                    29,879           --         --        29,879
   Agencies not backed by the full faith and credit of
      the U.S. government                                            --        6,180         --         6,180
   Corporate securities                                              --       16,004         --        16,004
   Asset-backed securities                                           --        2,008         --         2,008
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities on loan                    29,879       24,192         --        54,071
Equity securities on loan                                        10,284           --         --        10,284
Derivative instruments:
   TBA derivative instruments                                        --      124,840         --       124,840
   Other derivative instruments                                   1,174       39,276         --        40,450
                                                            -----------   ----------   --------   -----------
      Total derivative instruments                                1,174      164,116         --       165,290
                                                            -----------   ----------   --------   -----------
         Total investments                                      395,574    8,194,509    986,433     9,576,516
Cash equivalents                                                287,162        7,087         --       294,249
Securities held as collateral                                        --       33,274         --        33,274
Separate account assets (1)                                  12,715,998      483,638         --    13,199,636
                                                            -----------   ----------   --------   -----------
         Total financial assets                             $13,398,734   $8,718,508   $986,433   $23,103,675
                                                            ===========   ==========   ========   ===========

Policy and contract account balances (2)                    $        --   $       --   $ 35,301   $    35,301
Future policy and contract benefits (2)                              --           --     20,577        20,577
Derivative instruments                                              700        9,140         --         9,840
Securities lending collateral                                        --       51,758         --        51,758
                                                            -----------   ----------   --------   -----------
         Total financial liabilities                        $       700   $   60,898   $ 55,878   $   117,476
                                                            ===========   ==========   ========   ===========

(1) Separate account liabilities are set equal to the fair value of separate account assets as prescribed by GAAP accounting guidance.

(2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

     FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

     When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

     When quoted prices are not available, the Company's priority is to obtain prices from third party pricing services. The Company generally receives prices from multiple pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

     For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities, securities that do not trade regularly and embedded derivatives included in such securities - an internally developed matrix pricing model using a commercial software application is used. The matrix pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Fixed maturity securities valued using internally developed pricing models are reflected in Level 3.

     As of December 31, 2011, 90.3% of fixed maturity fair values were obtained from third party pricing services and 9.7% from the internal methods described above. As of December 31, 2010, 89.1% of fixed maturity fair values were obtained from third party pricing services and 10.9% from the internal methods described above.

     EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

     The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries a small amount of non-exchange traded equity securities classified within Level 3.

     DERIVATIVE INSTRUMENTS

     Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

     CASH EQUIVALENTS

     Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1. The remaining instruments are typically not traded in active markets and their fair values are based on market observable inputs and, accordingly, have been classified as Level 2.

     INVESTMENTS IN POOLED SEPARATE ACCOUNTS

     Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account and are generally based on quoted market prices. Assets within the Company's separate accounts include direct investments in mutual funds, cash and cash equivalents and equity securities, which are included in Level 1. Additionally there are certain pooled separate accounts where the fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in the active market for identical or similar assets. These types of separate account assets include investments in fixed maturity securities and money market mutual funds which are included in Level 2.

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

     Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

     The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

     Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives associated with the company's optional living benefit features are unobservable and are considered to be significant inputs to the liability valuations, the liability has been reflected within Level 3.

     The following tables provide a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2011:

                                                       TOTAL REALIZED
                                                    AND UNREALIZED GAINS
                                                   (LOSSES) INCLUDED IN:
                                                   ---------------------
                                                                          TRANSFERS  TRANSFERS   PURCHASES,
                                       BALANCE AT    NET       OTHER        IN TO      OUT OF    SALES AND     BALANCE
                                        BEGINNING  INCOME  COMPREHENSIVE   LEVEL 3    LEVEL 3   SETTLEMENTS,   AT END
                                         OF YEAR     (1)       INCOME        (2)        (2)        NET (3)     OF YEAR
                                       ----------  ------  -------------  ---------  ---------  ------------  --------
Corporate securities                    $816,277   $  99      $ 8,314      $14,513    $    --     $(27,805)   $811,398
Asset-backed securities                  167,659       5       (1,323)          --     (9,176)     (24,829)    132,336
CMBS                                          27      --           (1)          --         --          (15)         11
RMBS                                       2,466    (167)       1,122           --         --       (2,394)      1,027
                                        --------   -----      -------      -------    -------     --------    --------
   Total fixed maturity securities,
      available-for-sale                 986,429     (63)       8,112       14,513     (9,176)     (55,043)    944,772
Equity securities, available-for-sale          4       4           (1)          --         --           (4)          3
                                        --------   -----      -------      -------    -------     --------    --------
      Total financial assets            $986,433   $ (59)     $ 8,111      $14,513    $(9,176)    $(55,047)   $944,775
                                        ========   =====      =======      =======    =======     ========    ========

(1) The amounts included in this column are reported in net realized investment gains on the consolidated statements of operations.

(2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

(3) The table below provides the bifurcation of the net purchases, sales and settlements.

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2011:

                                                                         PURCHASES,
                                                                          SALES AND
                                                                        SETTLEMENTS,
                                       PURCHASES   SALES   SETTLEMENTS       NET
                                       ---------  -------  -----------  ------------
Corporate securities                    $75,300   $(3,686)  $ (99,419)    $(27,805)
Asset-backed securities                     806      (275)    (25,360)     (24,829)
CMBS                                         --        --         (15)         (15)
RMBS                                        144    (1,840)       (698)      (2,394)
                                        -------   -------   ---------     --------
   Total fixed maturity securities,
      available-for-sale                 76,250    (5,801)   (125,492)     (55,043)
Equity securities, available-for-sale        --        (4)         --           (4)
                                        -------   -------   ---------     --------
      Total financial assets            $76,250   $(5,805)  $(125,492)    $(55,047)
                                        =======   =======   =========     ========

     Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011.

     The following tables provide a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2010:

                                                       TOTAL REALIZED
                                                    AND UNREALIZED GAINS
                                                   (LOSSES) INCLUDED IN:
                                                   ----------------------
                                                                           TRANSFERS  TRANSFERS   PURCHASES,
                                       BALANCE AT    NET        OTHER        IN TO      OUT OF    SALES AND     BALANCE
                                        BEGINNING   INCOME  COMPREHENSIVE   LEVEL 3    LEVEL 3   SETTLEMENTS,   AT END
                                         OF YEAR     (1)        INCOME        (2)        (2)          NET       OF YEAR
                                       ----------  -------  -------------  ---------  ---------  ------------  --------
Corporate securities                    $761,786   $(3,505)    $25,555      $    --   $     --     $ 32,441    $816,277
Asset-backed securities                  194,454        32       3,073       17,379    (25,420)     (21,859)    167,659
CMBS                                          89        --          (2)          --         --          (60)         27
RMBS                                       4,675       238       1,339           --       (645)      (3,141)      2,466
                                        --------   -------     -------      -------   --------     --------    --------
   Total fixed maturity securities,
      available-for-sale                 961,004    (3,235)     29,965       17,379    (26,065)       7,381     986,429
Equity securities, available-for-sale          9       (15)         19           --         --           (9)          4
                                        --------   -------     -------      -------   --------     --------    --------
      Total financial assets            $961,013   $(3,250)    $29,984      $17,379   $(26,065)    $  7,372    $986,433
                                        ========   =======     =======      =======   ========     ========    ========

(1) The amounts included in this column are reported in net realized investment gains on the consolidated statements of operations.

(2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

     Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010.

     There were no changes in unrealized gains (losses) included in net income related to assets held as of December 31, 2011 and 2010.

     The following tables provide a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

                                                TOTAL REALIZED
                                            AND UNREALIZED (GAINS)
                                              LOSSES INCLUDED IN:
                                            ----------------------
                                BALANCE AT    NET        OTHER      TRANSFERS  TRANSFERS                BALANCE
                                 BEGINNING   INCOME  COMPREHENSIVE    IN TO      OUT OF                 AT END
                                  OF YEAR     (1)        INCOME      LEVEL 3    LEVEL 3   SETTLEMENTS   OF YEAR
                                ----------  -------  -------------  ---------  ---------  -----------  --------
Policy and contract account
   balances                       $35,301   $   168       $--          $--        $--        $  --     $ 35,469
Future policy and contract
   benefits                        20,577    60,999        --           --         --         (393)      81,183
                                  -------   -------       ---          ---        ---        -----     --------
   Total financial liabilities    $55,878   $61,167       $--          $--        $--        $(393)    $116,652
                                  =======   =======       ===          ===        ===        =====     ========

(1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains on the consolidated statements of operations and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations.

     The following tables provide a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2010:

                                                TOTAL REALIZED
                                            AND UNREALIZED (GAINS)
                                              LOSSES INCLUDED IN:
                                            ----------------------
                                                                                           ISSUANCES,
                                BALANCE AT    NET        OTHER      TRANSFERS  TRANSFERS   SALES AND    BALANCE
                                 BEGINNING   INCOME  COMPREHENSIVE    IN TO      OUT OF   SETTLEMENTS,   AT END
                                  OF YEAR     (1)        INCOME      LEVEL 3    LEVEL 3       NET       OF YEAR
                                ----------  -------  -------------  ---------  ---------  ------------  -------
Policy and contract account
   balances                       $13,114   $22,187       $--          $--        $--        $  --      $35,301
Future policy and contract
   benefits                        30,999    (9,867)       --           --         --         (555)      20,577
                                  -------   -------       ---          ---        ---        -----      -------
   Total financial liabilities    $44,113   $12,320       $--          $--        $--        $(555)     $55,878
                                  =======   =======       ===          ===        ===        =====      =======

(1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains on the consolidated statements of operations and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations.

     The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2011 was $(61,778), of which $61,550 was included in net realized investment gains and $228 was included in policyholder benefits on the consolidated statements of operations. The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2010 was $(13,405), of which $(8,975) was included in net realized investment gains and $22,380 was included in policyholder benefits on the consolidated statements of operations.

     The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis:

                                         DECEMBER 31, 2011
                               ------------------------------------
                               LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                               -------   -------   -------   ------
Other invested assets:
   Real estate held for sale     $--       $--      $5,200   $5,200
                                 ---       ---      ------   ------
     Total financial assets      $--       $--      $5,200   $5,200
                                 ===       ===      ======   ======

                                         DECEMBER 31, 2010
                               ------------------------------------
                               LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                               -------   -------   -------   ------
Other invested assets:
   Real estate held for sale     $--       $--      $8,400   $8,400
                                 ---       ---      ------   ------
     Total financial assets      $--       $--      $8,400   $8,400
                                 ===       ===      ======   ======

     Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair value is obtained from third-party appraisals for each of the acquired properties less estimated costs to sell. The estimated fair value is categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

     Financial Assets and Financial Liabilities Reported at Other Than Fair
     Value

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

     Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. The carrying amounts for finance receivables, policy loans, and alternative investments approximate the assets' fair values.

     The interest rates on finance receivables outstanding as of December 31, 2011 and 2010 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2011 and 2010 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The fair value of notes payable is estimated using rates currently available to the Company for debt with similar terms and remaining maturities.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                     2011                      2010
                           -----------------------   -----------------------
                            CARRYING       FAIR       CARRYING       FAIR
                             AMOUNT        VALUE       AMOUNT        VALUE
                           ----------   ----------   ----------   ----------
Mortgage loans, net        $1,417,147   $1,501,620   $1,276,154   $1,333,744
Finance receivables, net      215,899      215,899      197,856      197,856
Policy loans                  350,863      350,863      339,127      339,127
Alternative investments       447,351      447,351      506,294      506,294

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                     2011                       2010
                           -----------------------    ------------------------
                            CARRYING       FAIR        CARRYING        FAIR
                             AMOUNT        VALUE        AMOUNT        VALUE
                           ----------   ----------    ----------    ----------
Deferred annuities         $2,570,574   $2,721,392    $2,564,994    $2,742,477
Annuity certain contracts      88,496       95,616        82,974        87,647
Other fund deposits         1,802,146    1,813,250     1,702,694     1,705,162
Supplementary contracts
   without life
   contingencies               65,576       65,576        58,638        58,638
Notes payable                 120,000      122,351       120,000       122,179

(6)  INVESTMENTS

     Fixed Maturity and Equity Securities

     The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. Treasury and agency obligations.

     The carrying value of the Company's fixed maturity portfolio totaled $10,129,642 and $9,194,122 at December 31, 2011 and 2010, respectively.
     Fixed maturity securities represent 77.3% and 76.8% of total invested assets at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010 publicly traded fixed maturity securities comprised 80.2% and 78.6%, respectively, of the total fixed maturity portfolio.

     The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

     The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

     The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,985,569 and $1,701,160 agency backed RMBS and $222,533 and $314,838 non-agency backed RMBS as of December 31, 2011 and 2010, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2011 was $49,882 with unrealized losses totaling $3,305. The fair value of the Company's subprime securities as of December 31, 2010 was $72,924 with unrealized losses totaling $11,021.

     The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

     The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $220,876 and $227,104 as of December 31, 2011 and 2010, respectively.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                            GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2011                              COST         GAINS       LOSSES     AOCL (1)    FAIR VALUE
-----------------------------------------   ----------   ----------   ----------   --------   -----------
U.S. government securities                  $  141,479    $ 35,129     $    --     $     --   $   176,608
Agencies not backed by the full faith and
   credit of the U.S. government                88,831       5,323         207           --        93,947
Foreign government securities                   45,887       8,179          --           --        54,066
Corporate securities                         5,593,806     508,247       6,589      (12,068)    6,107,532
Asset-backed securities                        443,632      33,866       2,822       (6,120)      480,796
CMBS                                           900,498      41,653       3,771       (3,985)      942,365
RMBS                                         2,087,063     147,288       5,196       21,053     2,208,102
                                            ----------    --------     -------     --------   -----------
   Total fixed maturity securities,
      available-for-sale                     9,301,196     779,685      18,585       (1,120)   10,063,416
Equity securities - unaffiliated               188,197      30,260       4,518           --       213,939
                                            ----------    --------     -------     --------   -----------
      Total                                 $9,489,393    $809,945     $23,103     $ (1,120)  $10,277,355
                                            ==========    ========     =======     ========   ===========

(1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                            GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2010                              COST         GAINS       LOSSES     AOCL (1)    FAIR VALUE
-----------------------------------------   ----------   ----------   ----------   --------   -----------
U.S. government securities                  $  130,044    $ 17,536     $   159     $     --    $  147,421
Agencies not backed by the full faith and
   credit of the U.S. government                16,010       1,690         390           --        17,310
Foreign government securities                   45,619       4,626          --           --        50,245
Corporate securities                         5,071,360     357,013      14,032      (10,988)    5,425,329
Asset-backed securities                        486,613      29,892       1,926       (5,450)      520,029
CMBS                                           951,026      28,347      10,790        4,864       963,719
RMBS                                         1,982,519      86,091      11,498       41,114     2,015,998
                                            ----------    --------     -------     --------    ----------
   Total fixed maturity securities,
      available-for-sale                     8,683,191     525,195      38,795       29,540     9,140,051
Equity securities - unaffiliated               185,274      32,886       1,340           --       216,820
                                            ----------    --------     -------     --------    ----------
      Total                                 $8,868,465    $558,081     $40,135     $ 29,540    $9,356,871
                                            ==========    ========     =======     ========    ==========

(1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                            GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2011                              COST         GAINS       LOSSES       AOCL      FAIR VALUE
-----------------------------------------   ----------   ----------   ----------   --------    ----------
U.S. government securities                    $52,305      $1,045         $--         $--       $53,350
Corporate securities                           11,612       1,264          --          --        12,876
                                              -------      ------         ---         ---       -------
   Total fixed maturity securities             63,917       2,309          --          --        66,226
Equity securities - unaffiliated                4,968       1,996          27          --         6,937
                                              -------      ------         ---         ---       -------
      Total                                   $68,885      $4,305         $27         $--       $73,163
                                              =======      ======         ===         ===       =======

     The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                            GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2010                              COST         GAINS       LOSSES       AOCL      FAIR VALUE
-----------------------------------------   ----------   ----------   ----------   --------    ----------
U.S. government securities                    $28,288      $1,920        $329         $--       $29,879
Agencies not backed by the full faith and
   credit of the U.S. government                5,708         472          --          --         6,180
Corporate securities                           15,462         582          40          --        16,004
Asset-backed securities                         2,011          --           3          --         2,008
                                              -------      ------        ----         ---       -------
   Total fixed maturity securities             51,469       2,974         372          --        54,071
Equity securities - unaffiliated                8,624       1,689          29          --        10,284
                                              -------      ------        ----         ---       -------
      Total                                   $60,093      $4,663        $401         $--       $64,355
                                              =======      ======        ====         ===       =======

     The amortized cost and fair value of fixed maturity securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                          AVAILABLE-FOR-SALE
                                                 AVAILABLE-FOR-SALE       SECURITIES ON LOAN
                                              ------------------------   -------------------
                                               AMORTIZED       FAIR      AMORTIZED     FAIR
                                                 COST         VALUE         COST      VALUE
                                              ----------   -----------   ---------   -------
Due in one year or less                       $  186,582   $   189,829    $    --    $    --
Due after one year through five years          2,045,122     2,208,086     32,015     32,198
Due after five years through ten years         3,017,822     3,328,953     17,359     17,903
Due after ten years                              620,477       705,285     14,543     16,125
                                              ----------   -----------    -------    -------
                                               5,870,003     6,432,153     63,917     66,226
Asset-backed and mortgage-backed securities    3,431,193     3,631,263         --         --
                                              ----------   -----------    -------    -------
   Total                                      $9,301,196   $10,063,416    $63,917    $66,226
                                              ==========   ===========    =======    =======

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                   DECEMBER 31, 2011
                                        ----------------------------------------------------------------------
                                               LESS THAN 12 MONTHS                 12 MONTHS OR GREATER
                                        ---------------------------------   ----------------------------------
                                                               UNREALIZED                           UNREALIZED
                                                               LOSSES AND                           LOSSES AND
                                          FAIR     AMORTIZED     OTTI IN       FAIR     AMORTIZED     OTTI IN
                                          VALUE      COST         AOCL        VALUE        COST        AOCL
                                        --------   ---------   ----------   ---------   ---------   ----------
Agencies not backed by the full faith
   and credit of the U.S. government    $ 10,166    $ 10,244     $   78      $  3,871    $  4,000     $   129
Corporate securities                     213,916     220,600      6,684         2,270       2,320          50
Asset-backed securities                   58,900      61,048      2,148         9,622      10,572         950
CMBS                                      71,251      73,380      2,129        64,346      70,769       6,423
RMBS                                      34,581      35,668      1,087       126,700     155,385      28,685
Equity securities - unaffiliated          41,903      46,191      4,288           559         789         230

                                                                   DECEMBER 31, 2010
                                        ----------------------------------------------------------------------
                                               LESS THAN 12 MONTHS                 12 MONTHS OR GREATER
                                        ---------------------------------   ----------------------------------
                                                               UNREALIZED                           UNREALIZED
                                                               LOSSES AND                           LOSSES AND
                                          FAIR     AMORTIZED     OTTI IN       FAIR     AMORTIZED     OTTI IN
                                          VALUE      COST         AOCL        VALUE        COST        AOCL
                                        --------   ---------   ----------   ---------   ---------   ----------
U.S. government securities              $ 16,932    $ 17,091     $   159     $     --    $     --     $    --
Agencies not backed by the full faith
   and credit of the U.S. government       2,493       2,574          81        3,691       4,000         309
Corporate securities                     570,996     583,574      12,578       20,300      21,768       1,468
Asset-backed securities                   36,910      37,832         922       13,276      15,576       2,300
CMBS                                     106,988     110,344       3,356      108,353     130,546      22,193
RMBS                                     165,473     169,420       3,947      215,998     268,046      52,048
Equity securities - unaffiliated          16,948      18,072       1,124          880       1,096         216

     The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                   DECEMBER 31, 2011
                                        ----------------------------------------------------------------------
                                               LESS THAN 12 MONTHS                 12 MONTHS OR GREATER
                                        ---------------------------------   ----------------------------------
                                                               UNREALIZED                           UNREALIZED
                                                               LOSSES AND                           LOSSES AND
                                          FAIR     AMORTIZED     OTTI IN       FAIR     AMORTIZED     OTTI IN
                                          VALUE      COST         AOCL        VALUE        COST        AOCL
                                        --------   ---------   ----------   ---------   ---------   ----------
Equity securities - unaffiliated          $476        $503         $27         $--         $--          $--

                                                                   DECEMBER 31, 2010
                                        ----------------------------------------------------------------------
                                               LESS THAN 12 MONTHS                 12 MONTHS OR GREATER
                                        ---------------------------------   ----------------------------------
                                                               UNREALIZED                           UNREALIZED
                                                               LOSSES AND                           LOSSES AND
                                          FAIR     AMORTIZED     OTTI IN       FAIR     AMORTIZED     OTTI IN
                                          VALUE      COST         AOCL        VALUE        COST        AOCL
                                        --------   ---------   ----------   ---------   ---------   ----------
U.S. government securities               $18,776    $19,105       $329         $--         $--          $--
Corporate securities                       4,362      4,402         40          --          --           --
Asset-backed securities                    2,008      2,011          3          --          --           --
Equity securities - unaffiliated             210        239         29          --          --           --

     For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2011, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

     The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2011.

     Agencies not backed by the full faith and credit of the U.S. government are normally impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

     Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

     CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

     The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2011, 89.9% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2011, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer. The fair values of these securities were 67.8% investment grade (BBB or better). Credit support for the RMBS holdings remains high.

     The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2011, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer. The fair values of these securities were 68.6% investment grade.

     Equity securities with unrealized losses at December 31, 2011 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

     At December 31, 2011 and 2010, fixed maturity securities and cash equivalents with a carrying value of $19,128 and $19,295, respectively, were on deposit with various regulatory authorities as required by law.

     Mortgage Loans

     The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,417,147 and $1,276,154 at December 31, 2011 and 2010, respectively.

     All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

     The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31, 2011.

                       2011
                    ----------
Industrial          $  556,541
Office buildings       410,462
Retail facilities      226,595
Apartment              149,182
Other                   74,367
                    ----------
   Total            $1,417,147
                    ==========

     If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

     A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be non-performing and a general allowance for pools of loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

     The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                           2011     2010    2009
                                         -------   ------   ----
Balance at beginning of year             $ 3,700   $  100   $ --
   Addition to (release of) allowance      1,830    3,600    100
   Write-downs, net of recoveries         (1,400)      --     --
                                         -------   ------   ----
Balance at end of year                   $ 4,130   $3,700   $100
                                         =======   ======   ====

End of year valuation allowance basis:
   Specific allowance                    $ 1,035   $   --   $100
   General allowance                       3,095    3,700     --
                                         -------   ------   ----
Total valuation allowance                $ 4,130   $3,700   $100
                                         =======   ======   ====

     As of December 31, 2011, the Company had two loans with a total carrying value of $10,229, net of a $1,035 specific valuation allowance. As of December 31, 2011, The Company had 18 loans with a total carrying value of $52,093, net of a $3,095 general valuation allowance. The two loans having a specific valuation allowance were held in the industrial and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2011 was $618. In addition, these two loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2011. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2011.

     The following table provides an aging summary of mortgage loans as of December 31, 2011:

Current                    $1,408,727
30-60 days past due                --
61-90 days past due                --
91 days or more past due        8,420
                           ----------
   Total                   $1,417,147
                           ==========

     The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

     The following table provides a summary of performing and nonperforming mortgage loans:

Performing mortgage loans      $1,408,727
Nonperforming mortgage loans        8,420
                               ----------
   Total                       $1,417,147
                               ==========

     The Company's two loans classified as nonperforming mortgage loans were held in the industrial and office buildings classes.

     Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

     The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                             2011      2010    2009
                                                           -------   -------   ----
Number of properties acquired                                    2         2     --
Carrying value of mortgage loans prior to real estate
   acquisition                                             $ 8,065   $11,544    $--
Loss recognized upon acquisition in satisfaction of debt    (2,865)   (3,144)    --

     Alternative Investments

     Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

     The Company's composition of alternative investments by type were as follows:

                                       DECEMBER 31, 2011    DECEMBER 31, 2010
                                      -------------------  -------------------
                                      CARRYING    PERCENT  CARRYING    PERCENT
                                        VALUE    OF TOTAL   VALUE     OF TOTAL
                                      --------   --------  --------   --------
Alternative investments
   Private equity funds               $269,161     60.2%   $261,399     51.6%
   Mezzanine debt funds                174,594     39.0%    172,029     34.0%
   Hedge funds                           3,596      0.8%     72,866     14.4%
                                      --------    -----    --------    -----
      Total alternative investments   $447,351    100.0%   $506,294    100.0%
                                      ========    =====    ========    =====

     Net Investment Income

     Net investment income for the years ended December 31 was as follows:

                               2011       2010       2009
                             --------   --------   --------
Fixed maturity securities    $504,157   $476,702   $437,786
Equity securities               8,131      9,525     12,371
Mortgage loans                 84,450     76,925     77,362
Policy loans                   24,600     24,649     24,515
Cash equivalents                   86        379      1,510
Alternative investments        13,948     13,052      3,930
Derivative instruments            627        231        (85)
Other invested assets           2,868      2,714      1,362
                             --------   --------   --------
   Gross investment income    638,867    604,177    558,751
Investment expenses           (20,743)   (18,221)   (15,636)
                             --------   --------   --------
   Total                     $618,124   $585,956   $543,115
                             ========   ========   ========

     Net Realized Investment Gains

     Net realized investment gains for the years ended December 31 were as follows:

                                  2011       2010      2009
                                --------   -------   --------
Fixed maturity securities       $ 20,734   $ 2,477   $(27,840)
Equity securities                  6,546    29,502     47,486
Mortgage loans                    (4,138)   (6,803)       (74)
Alternative investments           39,886     1,362    (15,267)
Derivative instruments           (10,518)   10,087     21,434
Other invested assets             (1,823)     (207)         2
Securities held as collateral        888     4,503      4,276
                                --------   -------   --------
   Total                        $ 51,575   $40,921   $ 30,017
                                ========   =======   ========

     Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                  2011       2010       2009
                                --------   --------   --------
Fixed maturity securities,
   available for sale:
   Gross realized gains         $ 47,267   $ 43,443   $102,423
   Gross realized losses         (20,995)   (18,712)   (85,455)
Equity securities:
   Gross realized gains           14,107     34,046     79,699
   Gross realized losses          (4,332)    (4,493)   (27,963)
Alternative investments:
   Gross realized gains           50,771     24,412      5,085
   Gross realized losses          (3,905)    (9,018)       (21)

     Other-than-temporary impairments by asset type recognized in net realized investment gains for the years ended December 31 were as follows:

                                              2011      2010      2009
                                            -------   -------   -------
Fixed maturity securities
   Corporate securities                     $    --   $ 1,840   $14,107
   Asset-backed securities                    2,154     2,923        --
   CMBS                                          --    10,538     1,141
   RMBS                                       3,384     6,953    29,560
Mortgage loans                                3,654     3,144        --
Equity securities                             3,229        51     4,250
Alternative investments                       6,980    14,032    20,331
Other invested assets                            --       971        --
                                            -------   -------   -------
   Total other-than-temporary impairments   $19,401   $40,452   $69,389
                                            =======   =======   =======

     The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income, was as follows:

                                                                 2011       2010       2009
                                                               --------   --------   --------
Balance at beginning of year                                   $ 66,577   $ 92,556   $     --
Credit loss component of OTTI loss not reclassified to
   other comprehensive loss in the cumulative effect
   transition adjustment                                             --         --     87,767
Additions:
   Initial impairments - credit loss OTTI recognized on
      securities not previously impaired                          3,087      6,337     33,414
   Additional impairments - credit loss OTTI recognized
      on securities previously impaired                           2,451     15,917     11,394
Reductions:
   Due to sales (or maturities, pay downs, or prepayments)
      during the period of securities previously credit loss
      OTTI impaired                                             (27,207)   (48,233)   (40,019)
                                                               --------   --------   --------
Balance at end of year                                         $ 44,908   $ 66,577   $ 92,556
                                                               ========   ========   ========

(7)  DERIVATIVE INSTRUMENTS

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, forwards, floors, futures and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to utilize replication strategies and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                      DECEMBER 31, 2011                  DECEMBER 31, 2010
                                              ---------------------------------  ---------------------------------
                                                               FAIR VALUE                          FAIR VALUE
     PRELIMINARY                                          ---------------------              ---------------------
     UNDERLYING                                NOTIONAL             LIABILITIES   NOTIONAL             LIABILITIES
    RISK EXPOSURE         INSTRUMENT TYPE       AMOUNT     ASSETS       (1)        AMOUNT     ASSETS       (1)
--------------------  ----------------------  ----------  --------  -----------  ----------  --------  -----------
Interest rate         Interest rate swaps     $  101,500  $ 29,692     $   --    $  101,500  $  9,943     $   --
                      Interest rate futures      468,700         8         --       271,500         3         --
                      Interest rate floors       160,000     4,536         --            --        --         --
                      TBAs                        28,685    30,433         --       123,208   124,840         --
Foreign currency      Foreign currency swaps      17,000    (2,718)        --        17,000    (2,257)        --
Equity market         Equity futures             149,403         2         --       130,040         2         --
                      Equity options           1,089,839    55,353      9,884       497,491    32,759      9,840
                                              ----------  --------     ------    ----------  --------     ------
   Total derivatives                          $2,015,127  $117,306     $9,884    $1,140,739  $165,290     $9,840
                                              ==========  ========     ======    ==========  ========     ======

(1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

     The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

     Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

     The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

     The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                  DECEMBER 31, 2011
                                  ------------------------------------------------
                                    NET REALIZED     NET INVESTMENT   POLICYHOLDER
                                  INVESTMENT GAINS       INCOME         BENEFITS
                                  ----------------   --------------   ------------
Interest rate swaps                   $24,140            $ (82)         $     --
Interest rate futures                  26,687               --               (33)
Interest rate floors                    4,232             (227)               --
TBAs                                      244              461                --
Foreign currency swaps                   (457)             442                --
Foreign currency forwards                 (80)              33                --
Equity futures                         (8,462)              --            (3,741)
Equity options                          3,785               --            (7,640)
                                      -------            -----          --------
Total gains (losses) recognized
   in income from derivatives         $50,089            $ 627          $(11,414)
                                      =======            =====          ========

                                                  DECEMBER 31, 2010
                                  ------------------------------------------------
                                    NET REALIZED     NET INVESTMENT   POLICYHOLDER
                                  INVESTMENT GAINS       INCOME         BENEFITS
                                  ----------------   --------------   ------------
Interest rate swaps                   $ 10,999            $(83)          $    --
Interest rate futures                    6,301              --                 9
TBAs                                       356              --                --
Foreign currency swaps                  (2,346)            322                --
Foreign currency forwards                 (203)             (8)               --
Equity futures                         (15,030)             --             8,869
Equity options                            (412)             --             6,282
                                      --------            ----           -------
Total gains (losses) recognized
   in income from derivatives         $   (335)           $231           $15,160
                                      ========            ====           =======

                                                  DECEMBER 31, 2009
                                  ------------------------------------------------
                                    NET REALIZED     NET INVESTMENT   POLICYHOLDER
                                  INVESTMENT GAINS       INCOME         BENEFITS
                                  ----------------   --------------   ------------
Interest rate swaps                   $(19,339)           $(83)          $3,414
Interest rate futures                  (12,010)             --               --
TBAs                                     1,075              --               --
Foreign currency forwards                   53              (2)              --
Equity futures                         (24,521)             --               --
Equity options                              --              --              768
                                      --------            ----           ------
Total gains (losses) recognized
   in income from derivatives         $(54,742)           $(85)          $4,182
                                      ========            ====           ======

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company was not obligated to receive any cash collateral at either December 31, 2011 or 2010.

     The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company does not have any OTC derivatives that are in a net liability position, after considering the effect of netting arrangements, as of December 31, 2011 and therefore, was not required to pledge collateral.

     Embedded Derivatives

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

     The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                         2011       2010
                                                       --------   --------
Embedded derivatives within annuity products:
   Minimum guaranteed withdrawal benefits              $(65,911)  $ (8,470)
   Guaranteed payout floors                             (15,272)   (12,107)
   Other                                                 (4,543)    (3,831)

Embedded derivatives within life insurance products:
   Equity-linked index credits                         $(30,926)  $(31,470)

     The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                         2011       2010       2009
                                                       --------   --------   -------
Embedded derivatives within annuity products:
   Net realized investment gains (losses)              $(60,606)  $ 10,422   $76,176
   Policyholder benefits                                   (712)      (342)   (1,838)

Embedded derivatives within life insurance products:
   Policyholder benefits                               $    544   $(21,845)  $(8,879)

     At December 31, 2011 and 2010, fixed maturity securities with a carrying value of $26,591 and $19,161, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8)  VARIABLE INTEREST ENTITIES

     The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

     The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

     CONSOLIDATED VIEs

     As of December 31, 2011 and 2010, the Company held an investment in a trust for which it was the primary beneficiary and where the results were consolidated in the Company's financial results. The assets held under the VIE as of December 31, 2011 and 2010 were $4,529 and $4,774, respectively, and are included in other invested assets on the consolidated balance sheets.

     NON-CONSOLIDATED VIEs

     The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 5 for details regarding the carrying amount and classification of these assets.

     In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $447,351 and $506,294 and the maximum exposure was $710,522 and $721,610 at December 31, 2011 and December 31, 2010, respectively.

(9)  NET FINANCE RECEIVABLES

     The Company has defined a portfolio segment as the portfolio in total with classes of direct installment loans and retail installment notes.

     Finance receivables as of December 31 were as follows:

                                 2011       2010
                               --------   --------
Direct installment loans       $269,801   $244,695
Retail installment notes         36,040     34,401
                               --------   --------
   Gross finance receivables    305,841    279,096
Accrued interest and charges      5,014      4,528
Unearned finance charges        (82,550)   (74,433)
Allowance for losses            (12,406)   (11,335)
                               --------   --------
   Finance receivables, net    $215,899   $197,856
                               ========   ========

     Direct installment loans, at December 31, 2011 and 2010, consisted of $187,319 and $168,175, respectively, of discount basis loans, net of unearned finance charges and unearned other charges, and $8,592 and $10,177, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2011 were as follows:

2012                                                            $ 22,563
2013                                                              68,949
2014                                                             117,186
2015                                                              18,532
2016                                                                 248
2017 and thereafter                                                  827
                                                                --------
   Total finance receivables, net of unearned finance charges    228,305
Allowance for losses                                             (12,406)
                                                                --------
      Finance receivables, net                                  $215,899
                                                                ========

     During the years ended December 31, 2011, 2010 and 2009, principal cash collections of direct installment loans were $89,667, $78,324 and $74,312, respectively, and the percentages of these cash collections to average net balances were 50%, 47% and 46%, respectively. Retail installment loans' principal cash collections were $39,342, $42,079 and $37,770, respectively, and the percentages of these cash collections to average net balances were 151%, 160% and 148% for the years ended December 31, 2011, 2010 and 2009, respectively.

     Direct installment loans and retail installment notes are reported on a contractual past due aging. Past due accounts (gross finance receivables) as of December 31, 2011 were as follows:

Direct installment loans:
   31-60 days past due                              $ 9,817
   61-90 days past due                                5,238
   91 days or more past due                          14,787
                                                    -------
      Total direct installment loans                 29,842
Retail installment notes:
   31-60 days past due                                  632
   61-90 days past due                                  311
   91 days or more past due                             816
                                                    -------
      Total retail installment notes                  1,759
                                                    -------
         Total gross finance receivables past due   $31,601
                                                    =======

Percentage of gross finance receivables                10.3%

     The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at December 31, 2011 and 2010 was 5.4%.

     Changes in the allowance for losses for the years ended December 31 were as follows:

                                 2011       2010       2009
                               --------   --------   --------
Balance at beginning of year   $ 11,335   $ 10,764   $ 10,369
Provision for credit losses       8,933      8,804     10,116
Charge-offs                     (12,303)   (12,279)   (13,553)
Recoveries                        4,441      4,046      3,832
                               --------   --------   --------
Balance at end of year         $ 12,406   $ 11,335   $ 10,764
                               ========   ========   ========

     The following table provides additional information about the allowance for losses as of December 31, 2011:

                                                           2011
                                                         --------
Non-impaired gross financing receivables:
   Gross receivables balances                            $298,609
   General reserves                                        12,082

Impaired gross financing receivables (including TDRs):
   Gross receivables balances                            $  7,232
   Specific reserves                                          324

     All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The average balance of impaired loans, excluding TDRs, during the years ended December 31, 2011 and 2010 was $41 and $63, respectively. There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2011 or 2010.

     The net investment in receivables on which the accrual of finance charges and interest was suspended and which are being accounted for on a cash basis at December 31, 2011 and 2010 was $20,112 and $19,386, respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2011 and 2010.

     Loans classified as TDRs were $7,191 at December 31, 2011. For the year ended, December 31, 2011, the Company modified $9,330 of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2011, approximately $4,499 have subsequently experienced a payment default. The Company recognized interest income of $499 from loans classified as TDRs for the year ended December 31, 2011.

     The Company monitors the credit quality of its financing receivables by borrower type including retail loan borrowers and new, existing, former and refinance for direct installment loan borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Refinance borrowers include customers who have had terms of their original loan(s) restructured. These customers would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

     The following summary is an assessment of the gross finance receivables by class, segment and credit quality indicator reviewed as of December 31, 2011. The Company's credit risk profiles are based on customer type, customer creditworthiness and customer payment performance.

Customer type:
   New borrower                                                   $ 27,740
   Former borrower                                                  26,095
   Existing borrower                                               186,314
   Refinance borrower                                               29,652
   Retail borrower                                                  36,040
                                                                  --------
      Total gross finance receivables                             $305,841
                                                                  ========
Customer creditworthiness:
   Non-bankrupt gross finance receivables:
      Direct installment loans                                    $268,434
      Retail installment notes                                      35,940
                                                                  --------
         Total non-bankrupt gross finance receivables              304,374
   Bankrupt gross finance receivables:
      Direct installment loans                                       1,367
      Retail installment notes                                         100
                                                                  --------
         Total bankrupt gross finance receivables                    1,467
                                                                  --------
            Total gross finance receivables                       $305,841
                                                                  ========
Customer payment performance:
      Direct installment loans:
         Contractually performing, current to 30 days past due    $239,959
         Contractually performing, 31 to 60 days past due            9,817
         Contractually non-performing, 61 or more days past due     20,025
                                                                  --------
            Total direct installment loans                         269,801
       Retail installment notes:
         Contractually performing, current to 30 days past due      34,281
         Contractually performing, 31 to 60 days past due              632
         Contractually non-performing, 61 or more days past due      1,127
                                                                  --------
            Total retail installment notes                          36,040
                                                                  --------
               Total gross finance receivables                    $305,841
                                                                  ========

(10) INCOME TAXES

     Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                        2011       2010       2009
                                                      --------   --------   -------
Computed income tax expense                           $101,556   $ 78,718   $57,341
Difference between computed and actual tax expense:
   Dividends received deduction                        (13,570)   (16,568)   (7,394)
   Tax credits                                          (2,133)    (3,211)     (927)
   Change in valuation allowance                            (2)         9        (1)
   Expense adjustments and other                          (384)    (1,978)    2,550
                                                      --------   --------   -------
      Total income tax expense                        $ 85,467   $ 56,970   $51,569
                                                      ========   ========   =======

     The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                           2011       2010
                                                         --------   --------
Deferred tax assets:
   Policyholder liabilities                              $ 41,693   $ 32,955
   Pension, postretirement and other benefits              16,337     12,579
   Tax deferred policy acquisition costs                  149,517    138,216
   Deferred gain on individual disability coinsurance       6,772      7,981
   Net realized capital losses                             59,973     66,979
   Ceding commissions and goodwill                             54        104
   Other                                                    8,977      9,548
                                                         --------   --------
      Gross deferred tax assets                           283,323    268,362
   Less valuation allowance                                    (7)        (9)
                                                         --------   --------
      Deferred tax assets, net of valuation allowance     283,316    268,353

Deferred tax liabilities:
   Deferred policy acquisition costs                      261,264    258,758
   Premiums                                                16,971     17,144
   Real estate and property and equipment depreciation      8,577      5,941
   Basis difference on investments                            721      7,229
   Net unrealized capital gains                           303,338    204,691
   Other                                                   18,789     19,252
                                                         --------   --------
      Gross deferred tax liabilities                      609,660    513,015
                                                         --------   --------
         Net deferred tax liability                      $326,344   $244,662
                                                         ========   ========

     As of December 31, 2011 and 2010, the Company recorded a valuation allowance of $7 and $9, respectively, related to tax benefits of certain state operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state operating loss carryforwards will not be realized. Management has determined that a valuation allowance was not required for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

     The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2011, 2010, and 2009, was $(2), $9 and $(37,001),
     respectively.

     At December 31, 2011, state net operating loss carryforwards were $606, the majority of which will expire beginning in 2017.

     Income taxes paid (refunded) for the years ended December 31, 2011, 2010, and 2009, were $63,508, $4,038 and $(41,290), respectively.

     A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                          2011      2010
                                                                        -------   --------
Balance at beginning of year                                            $15,132   $ 23,834
Additions (reductions) based on tax positions related to current year    (2,889)     1,143
Additions for tax positions of prior years                                5,511      2,854
Reductions for tax positions of prior years                                (575)   (11,241)
Settlements                                                                  (7)    (1,458)
                                                                        -------   --------
Balance at end of year                                                  $17,172   $ 15,132
                                                                        =======   ========

     Included in the balance of unrecognized tax benefits at December 31, 2011 are potential benefits of $3,093 that, if recognized, would affect the effective tax rate on income from operations.

     As of December 31, 2011, accrued interest and penalties of $1,151 are recorded as current income tax liabilities on the consolidated balance sheets and $620 is recognized as a current income tax expense on the consolidated statements of operations.

     At December 31, 2011, there were no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.

     The consolidated tax returns for Minnesota Mutual Companies, Inc. and Subsidiaries for the years 2008 and 2009 are currently under examination by the IRS. The consolidated tax return for 2010 is expected to be under examination by the IRS beginning in late 2012. The Company believes that any additional taxes refunded or assessed as a result of these examinations will not have a material impact on its financial position. In addition, during 2011, the Company received a settlement refund from the IRS Office of Appeals with respect to disagreed issues arising from the IRS audit of the consolidated tax returns for years 2005-2007 and the corresponding asset was released.

(11) EMPLOYEE BENEFIT PLANS

     Pension and Other Postretirement Plans

     The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation.

     Prior to December 31, 2010, the Company also had a non-contributory defined benefit retirement plan covering substantially all employees. Benefits were based upon years of participation and the employee's average monthly compensation. Additionally, the Company had a non-contributory defined benefit retirement plan, which provided certain employees with benefits in excess of limits for qualified retirement plans. On December 31, 2010, the Company transferred sponsorship of these plans and the related plan assets and liabilities to SFG.

     The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

     Prior to December 31, 2010, the Company also had a postretirement plan that provided health care and life insurance benefits to substantially all employees. Eligibility was determined by age at retirement and years of service. Health care premiums were shared with retirees, and other cost-sharing features included deductibles and co-payments. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                         PENSION BENEFITS       OTHER BENEFITS
                                                                       --------------------   ------------------
                                                                         2011        2010       2011      2010
                                                                       --------   ---------   -------   --------
Change in benefit obligation:
Benefit obligation at beginning of year                                $ 56,371   $ 541,268   $ 7,167   $ 56,420
Service cost                                                              1,542      21,081       169      1,239
Interest cost                                                             3,147      32,200       368      3,309
Actuarial loss                                                            7,077      37,945     1,042      5,363
Benefits paid                                                            (2,465)    (11,537)     (450)    (2,066)
Transfer of plan sponsorship                                                 --    (564,586)       --    (57,098)
                                                                       --------   ---------   -------   --------
Benefit obligation at end of year                                      $ 65,672   $  56,371   $ 8,296   $  7,167
                                                                       ========   =========   =======   ========

Change in plan assets:
Fair value of plan assets at beginning of year                         $ 51,505   $ 435,955   $    --   $ 14,748
Actual return on plan assets                                              1,789      49,718        --      1,514
Employer contribution                                                     3,450      38,841       450      1,809
Benefits paid                                                            (2,465)    (11,537)     (450)    (2,066)
Transfer of plan sponsorship                                                 --    (461,472)       --    (16,005)
                                                                       --------   ---------   -------   --------
Fair value of plan assets at end of year                               $ 54,279   $  51,505   $    --   $     --
                                                                       ========   =========   =======   ========

Net amount recognized:
Funded status                                                          $(11,393)  $  (4,866)  $(8,296)  $ (7,167)

Amounts recognized on the consolidated balance sheets:
Accrued benefit cost                                                   $(11,393)  $  (4,866)  $(8,296)  $ (7,167)

Amounts recognized in accumulated other comprehensive income (loss):
Prior service benefit                                                  $     29   $      33   $ 2,646   $  3,322
Net actuarial loss (gain)                                               (17,608)     (9,917)    2,374      3,691
                                                                       --------   ---------   -------   --------
Accumulated other comprehensive (loss) income at end of year           $(17,579)  $  (9,884)  $ 5,020   $  7,013
                                                                       ========   =========   =======   ========

Accumulated benefit obligation                                         $ 60,410   $  52,498   $ 8,296   $  7,167

Plans with accumulated benefit obligation in excess of plan assets:
Projected benefit obligation                                           $ 65,672   $  38,125
Accumulated benefit obligation                                           60,410      38,125
Fair value of plan assets                                                54,279      34,744

Weighted average assumptions used to determine benefit obligations:
Discount rate                                                              4.21%       5.31%     4.09%      5.17%
Rate of compensation increase                                              5.00%       5.00%       --         --

                                                  PENSION BENEFITS      OTHER BENEFITS
                                                 ------------------   -----------------
                                                   2011      2010       2011      2010
                                                 -------   --------   -------   -------
Components of net periodic benefit cost:
Service cost                                     $ 1,542   $ 21,081   $   169   $ 1,239
Interest cost                                      3,147     32,200       368     3,309
Expected return on plan assets                    (2,751)   (36,301)       --    (1,160)
Prior service benefit amortization                    (4)      (456)     (676)   (2,260)
Recognized net actuarial loss (gain)                 348      4,379      (275)      177
                                                 -------   --------   -------   -------
Net periodic benefit cost                        $ 2,282   $ 20,903   $  (414)  $ 1,305
                                                 =======   ========   =======   =======

Other changes in plan assets and benefit
   obligations recognized in other
   comprehensive income:
Net loss                                         $(8,039)  $(24,528)  $(1,042)  $(5,009)
Amortization of prior service benefit                 (4)      (456)     (676)   (2,260)
Amortization of net loss (gain)                      348      4,379      (275)      177
                                                 -------   --------   -------   -------
Total recognized in other comprehensive income   $(7,695)  $(20,605)  $(1,993)  $(7,092)
                                                 =======   ========   =======   =======

     Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

     The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income
     (loss) into net periodic benefit cost in 2012 are $4 and $1,090, respectively. The estimated prior service credit and net actuarial loss for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2012 are $676 and $172, respectively.

                                              PENSION          OTHER
                                             BENEFITS        BENEFITS
                                           ------------    ------------
                                           2011    2010    2011    2010
                                           ----    ----    ----    ----
Weighted average assumptions used to
   determine net periodic benefit costs:
Discount rate                              5.31%   6.05%   5.17%   5.76%
Expected long-term return on plan assets   5.32%   7.77%     --      --
Rate of compensation increase              5.00%   5.73%     --      --

     Estimated future benefit payments for pension and other postretirement plans:

               PENSION     OTHER     MEDICARE
              BENEFITS   BENEFITS     SUBSIDY
              --------   ---------   --------
2012           $ 2,792     $  464       $--
2013             2,837        471        --
2014             2,955        467        --
2015             2,972        490        --
2016             3,072        494        --
2017 - 2021     16,872      2,617        --

     For measurement purposes, the assumed health care cost trend rates start at 7.5% in 2011 and decrease gradually to 5.5% for 2015 and remain at that level thereafter. For 2010, the assumed health care cost trend rates start at 8.0% in 2010 and decrease gradually to 5.5% for 2015 and remain at that level thereafter.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2011 and 2010. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2011 by $130 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2011 by $10. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2011 by $116 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2011 by $9.

     To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury par curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equities, fixed maturity securities and other investments.

     The target asset allocation as of December 31, 2011, for each of the broad investment categories, weighted for all plans combined is as follows:

Equity securities                   12% to 22%
Fixed maturity securities           12% to 22%
Insurance company general account   67% to 68%
Other                                0% to  2%

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                    2011   2010
                                    ----   ----
Equity securities                    15%    15%
Fixed maturity securities            18%    18%
Insurance company general account    67%    67%

     Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

     The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

     The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

     The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2011. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds, actively-traded equity securities, investments in mutual funds with quoted market prices and certain investments in pooled separate accounts.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

DECEMBER 31, 2011                        LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
--------------------------------------   -------   -------   -------   -------
Investment in pooled separate accounts   $18,005     $--     $    --   $18,005
Insurance company general account             --      --      36,274    36,274
                                         -------     ---     -------   -------
   Total investments                      18,005      --      36,274    54,279
                                         -------     ---     -------   -------
      Total financial assets             $18,005     $--     $36,274   $54,279
                                         =======     ===     =======   =======


DECEMBER 31, 2010                        LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
--------------------------------------   -------   -------   -------   -------
Investment in pooled separate accounts   $16,762     $--     $    --   $16,762
Insurance company general account             --      --      34,743    34,743
                                         -------     ---     -------   -------
   Total investments                      16,762      --      34,743    51,505
                                         -------     ---     -------   -------
      Total financial assets             $16,762     $--     $34,743   $51,505
                                         =======     ===     =======   =======

     INVESTMENTS IN POOLED SEPARATE ACCOUNTS

     Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account and are generally based on quoted market prices. Assets within the Plan's separate accounts consist of direct investments in mutual funds, which are included in Level 1.

     INSURANCE COMPANY GENERAL ACCOUNT

     Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2011:

                                                      TOTAL        PURCHASES,
                                    BALANCE AT    APPRECIATION      SALES AND    BALANCE
                                     BEGINNING   (DEPRECIATION)   SETTLEMENTS,    AT END
                                      OF YEAR     IN FAIR VALUE        NET       OF YEAR
                                    ----------   --------------   ------------   -------
Insurance company general account     $34,743        $1,531           $--        $36,274

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2010:

                                                      TOTAL        PURCHASES,
                                    BALANCE AT    APPRECIATION      SALES AND    BALANCE
                                     BEGINNING   (DEPRECIATION)   SETTLEMENTS,    AT END
                                      OF YEAR     IN FAIR VALUE        NET       OF YEAR
                                    ----------   --------------   ------------   -------
Insurance company general account     $33,176        $1,567         $     --     $34,743
Private equity funds                   27,309         2,909          (30,218)         --
                                      -------        ------         --------     -------
   Total financial assets             $60,485        $4,476         $(30,218)    $34,743
                                      =======        ======         ========     =======

     Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the years ending December 31, 2011 and 2010. There were no transfers in to or out of level 3 for the years ending December 31, 2011 and 2010.

     The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

     Profit Sharing Plans

     The Company also has a profit sharing plan covering substantially all agents. Effective January 1, 2011, the Company's contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent's annual contribution. Prior to January 1, 2011, the Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plan during 2011, 2010, and 2009 of $1,038, $145, and $220, respectively.

     Prior to December 31, 2010, the Company also had a profit sharing plan covering substantially all employees. The Company's contribution rate to the employee plan was determined annually by the directors of the Company and was applied to each participant's prior year earnings. The Company recognized contributions to the plans during 2010 and 2009 of $9,242 and $6,341, respectively. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                     2011       2010       2009
                                   --------   --------   --------
Balance at January 1               $585,325   $595,260   $607,080
   Less: reinsurance recoverable    520,524    528,862    539,315
                                   --------   --------   --------
Net balance at January 1             64,801     66,398     67,765
                                   --------   --------   --------
Incurred related to:
   Current year                      81,913     74,323     77,046
   Prior years                       (1,853)       615     (3,798)
                                   --------   --------   --------
Total incurred                       80,060     74,938     73,248
                                   --------   --------   --------
Paid related to:
   Current year                      56,713     48,276     50,401
   Prior years                       26,575     28,259     24,214
                                   --------   --------   --------
Total paid                           83,288     76,535     74,615
Purchase of subsidiary (1)              946         --         --
                                   --------   --------   --------
Net balance at December 31           62,519     64,801     66,398
   Plus: reinsurance recoverable    518,521    520,524    528,862
                                   --------   --------   --------
Balance at December 31             $581,040   $585,325   $595,260
                                   ========   ========   ========

(1)  See note 17.

     In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $(1,853), $615 and $(3,798) in 2011, 2010 and
     2009, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

                         2011         2010         2009
                      ----------   ----------   ----------
Direct premiums       $1,877,483   $1,704,527   $1,576,012
Reinsurance assumed       28,201       26,571      301,268
Reinsurance ceded       (363,685)    (298,010)    (196,191)
                      ----------   ----------   ----------
   Net premiums       $1,541,999   $1,433,088   $1,681,089
                      ==========   ==========   ==========

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations were $326,692, $255,558 and $192,994 during 2011, 2010, and 2009, respectively.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains on the consolidated statements of operations. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2011, 2010 or 2009.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

     At December 31, the Company had the following variable annuity contracts with guarantees:

                                                            2011         2010
                                                         ----------   ----------
Return of net deposits:
   In the event of death
      Account value                                      $2,092,823   $2,127,498
      Net amount at risk                                 $   32,543   $   15,435
      Average attained age of contractholders                  58.9         58.1
   As withdrawals are taken
      Account value                                      $  253,781   $  285,740
      Net amount at risk                                 $   10,802   $    5,803
      Average attained age of contractholders                  66.6         65.5

Return of net deposits plus a minimum return:
   In the event of death
      Account value                                      $  148,011   $  150,313
      Net amount at risk                                 $   29,222   $   17,599
      Average attained age of contractholders                  67.9         67.3
   At annuitization
      Account value                                      $  457,259   $  456,474
      Net amount at risk                                 $       --   $       --
      Weighted average period remaining until expected
         annuitization (in years)                               6.1          6.5
   As withdrawals are taken
      Account value                                      $  648,842   $  514,948
      Net amount at risk                                 $   50,311   $   14,074
      Average attained age of contractholders                  62.7         62.2

Highest specified anniversary account value:
   In the event of death
      Account value                                      $  544,495   $  590,460
      Net amount at risk                                 $   46,202   $   22,804
      Average attained age of contractholders                  59.3         58.4

Guaranteed payout annuity floor:
      Account value                                      $   44,219   $   48,272
      Net amount at risk                                 $       34   $       30
      Average attained age of contractholders                  70.9         70.3

     At December 31, the Company had the following universal life and variable life contracts with guarantees:

                                                    2011          2010
                                                -----------   -----------
Account value (general and separate accounts)   $ 3,109,456   $ 2,967,384
Net amount at risk                              $43,114,946   $40,722,237
Average attained age of policyholders                  49.0          49.0

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2011 are:

                                   MINIMUM                          MINIMUM
                                  GUARANTEED       GUARANTEED     GUARANTEED     UNIVERSAL
                                  DEATH AND      PAYOUT ANNUITY   WITHDRAWAL      LIFE AND
                               INCOME BENEFITS        FLOOR         BENEFIT    VARIABLE LIFE
                               ---------------   --------------   ----------   -------------
Balance at beginning of year       $1,177           $12,107         $ 8,470       $24,007
Incurred guarantee benefits         1,827             3,558          57,441        24,969
Paid guaranteed benefits             (937)             (393)             --        (9,102)
                                   ------           -------         -------       -------
Balance at end of year             $2,067           $15,272         $65,911       $39,874
                                   ======           =======         =======       =======

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2010 are:

                                   MINIMUM                          MINIMUM
                                  GUARANTEED       GUARANTEED     GUARANTEED     UNIVERSAL
                                  DEATH AND      PAYOUT ANNUITY   WITHDRAWAL      LIFE AND
                               INCOME BENEFITS        FLOOR         BENEFIT    VARIABLE LIFE
                               ---------------   --------------   ----------   -------------
Balance at beginning of year       $ 2,539          $13,823        $17,176        $19,488
Incurred guarantee benefits            149           (1,161)        (8,706)        14,336
Paid guaranteed benefits            (1,511)            (555)            --         (9,817)
                                   -------          -------        -------        -------
Balance at end of year             $ 1,177          $12,107        $ 8,470        $24,007
                                   =======          =======        =======        =======

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2011 and 2010 (except where noted otherwise):

     - Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.

     - Mean investment performance was 6.90% and 5.78% for 2011 and 2010, respectively, and is consistent with DAC projections over a 10 year period.

     -    Annualized monthly standard deviation was 15.28%.

     -    Assumed mortality was 100% of the A2000 table.

     - For 2011, lapse rates varied by contract type and policy duration, ranging from 1% to 17.25%, with an average of 8%. For 2010, lapse rates varied by contract type and policy duration, ranging from 1% to 25%, with an average of 9%.

     - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2011 and 2010 (except where noted otherwise):

     -    Separate account investment performance assumption was 8%.

     -    Assumed mortality was 100% of pricing levels.

     -    Lapse rates varied by policy duration, ranging from 2% to 9%.

     - Long-term general account discount rate grades up to 7.50% over five years beginning in 2010.

     -    Separate account discount rate was 7.73%.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                       VARIABLE                  VARIABLE
                  ANNUITY CONTRACTS           LIFE CONTRACTS
               -----------------------   -----------------------
                  2011         2010         2011         2010
               ----------   ----------   ----------   ----------
Equity         $1,515,292   $1,676,968   $1,326,698   $1,508,274
Bond              527,220      456,412      142,331      146,928
Balanced          557,518      542,233      210,121      217,805
Money market       62,839       61,125       34,155       34,089
Mortgage           59,474       65,052       43,283       44,979
Real estate        62,986       66,481       43,431       44,158
               ----------   ----------   ----------   ----------
   Total       $2,785,329   $2,868,271   $1,800,019   $1,996,233
               ==========   ==========   ==========   ==========

(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2011 and 2010, the liability associated with unremitted premiums and claims payable was $20,550 and $19,997, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2011 and 2010, the Company had restricted the use of $20,550 and $19,997, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16) NOTES PAYABLE

     In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. At December 31, 2011 and 2010, the balance of the surplus notes was $120,000. During 2010, the Company repurchased $5,000 of its outstanding surplus notes. The Company paid a market premium for the repurchase and as a result recorded a $984 loss on the transaction, which is included within general operating expenses on the consolidated statements of operations.

     All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2011 and 2010, the accrued interest was $2,887 and $2,883, respectively. Interest paid on the surplus notes for the years ended December 31, 2011, 2010 and 2009 was $9,900, $10,307 and $10,313,
     respectively.

     The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2011 and 2010, accumulated amortization was $765 and $717, respectively.

     At December 31, 2011, the aggregate minimum annual notes payable maturities for the next five years and thereafter are as follows: 2012, $0; 2013, $0; 2014, $0; 2015, $0; 2016, $0; thereafter, $120,000.

     Total interest paid by the Company for the years ended December 31, 2011, 2010 and 2009 was $9,900, $10,309 and $10,236, respectively.

(17) BUSINESS COMBINATIONS

     During 2011, the Company completed the acquisition of Balboa Life Insurance Company and its subsidiary Balboa Life Insurance Company of New York. The aggregate purchase price of $46,873 consisted of $44,895 cash paid during 2011 and $1,978 accrued at December 31, 2011. The aggregate purchase price was allocated to assets, value of business acquired (VOBA) and liabilities. VOBA of $3,077 represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations was $153 for the year ended December 31, 2011. No goodwill was recorded as part of the allocation of purchase price.

     The amount of acquisition-related additional cash consideration the Company may have to pay in 2012 and future years if certain thresholds are attained is $1,750 of which $1,455 was accrued at December 31, 2011.

(18) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                           2011      2010
                                         -------   -------
Balance at beginning of year             $38,975   $38,053
Additions                                    792       922
Adjustments to prior year acquisitions       (56)       --
                                         -------   -------
Balance at end of year                   $39,711   $38,975
                                         =======   =======

     A qualitative assessment of goodwill was performed during 2011. The Company assessed economic conditions, industry and market consideration in addition to overall financial performance of the reporting unit. It was determined that the fair value of the reporting unit is, more likely than not, greater than the carrying value and no further goodwill testing was completed and no impairment was recognized.

     The amount of intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                 2011      2010
                               -------   -------
Balance at beginning of year   $ 5,002   $ 6,863
Acquisitions                       892       200
Amortization                    (1,882)   (2,061)
                               -------   -------
Balance at end of year         $ 4,012   $ 5,002
                               =======   =======

     The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2011 include non-compete agreements amortizable on a straight-line basis over three years and customer lists amortized over their assigned economic useful lives. Intangible assets acquired during 2010 include customer lists amortized over their assigned economic useful lives. The remaining intangible assets consist of customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to expected useful life and no intangible impairments were recorded in 2011, 2010 or 2009.

     Intangible asset amortization expense for 2011, 2010 and 2009 in the amount of $1,882, $2,042 and $2,629, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2012, $1,516 2013, $1,183; 2014, $646; 2015, $301; 2016,
     $187.

(19) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $16,089, $14,470 and $13,117 during 2011, 2010 and 2009, respectively. As of December 31, 2011 and 2010, the amount due to Advantus under these agreements was $6,402 and $5,411, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $971, $2,061 and $2,440 for the years ended December 31, 2011, 2010 and 2009, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2011, 2010 and 2009, the amounts transferred were $10,501, $10,099, and $9,097, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2011 and 2010, the amount payable to the Company was $13,514 and $14,119, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2011, 2010, and 2009 were $60,215, $56,193 and $55,227, respectively. In addition, as of December 31, 2011, the Company has a receivable from SFG, in the amount of $18,126, related to the advance of future years' defined benefit plan expenses.

     In 2002, the Company sold a group variable universal life policy to SFG. The Company received premiums of $2,000, $2,000 and $0 in 2011, 2010 and 2009, respectively, for this policy. No claims were paid during 2011, 2010 and 2009. As of December 31, 2011 and 2010, reserves held under this policy were $21,388 and $20,325, respectively.

     The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $18,260, $16,023 and $12,991 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2011, 2010 and 2009, respectively. As of December 31, 2011 and 2010, commission revenue due to the Company from its affiliates was $1,858 and $1,597, respectively.

     Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $4,319 and $1,228 in commission expenses related to the sales of these products for the years ended December 31, 2011 and 2010.

     On December 31, 2010, the Company transferred sponsorship, as well as the related assets and liabilities, of certain employee benefit plans including defined benefit and other postretirement plans to SFG. The transfer of these benefit plans resulted in an increase to accumulated other comprehensive income (loss) of $98,281 in 2010. As of December 31, 2010, the Company had a net settlement amount due to SFG of $6,316 as a result of the transfer of the benefit plans.

(20) OTHER COMPREHENSIVE INCOME

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

     The components of comprehensive income and related tax effects, other than net income are illustrated below:

                                                             2011        2010        2009
                                                          ---------   ---------   ---------
Other comprehensive income, before tax:
   Unrealized gains on securities                         $ 319,525   $ 355,634   $ 856,760
      Reclassification adjustment for
         gains included in net income                       (67,167)    (33,341)     (4,380)
   Unrealized gains (losses) on securities - OTTI            30,660      97,996     (37,943)
   Adjustment to deferred policy acquisition costs         (106,117)    (83,725)   (181,638)
   Adjustment to reserves                                   (72,822)    (14,903)    (52,512)
   Adjustment to unearned policy and contract fees           57,267      25,924      29,884
   Adjustment to pension and other postretirement plans      (9,688)    (27,697)     68,476
                                                          ---------   ---------   ---------
                                                            151,658     319,888     678,647
   Income tax expense related to items of
      other comprehensive income                            (52,670)   (113,310)   (235,723)
                                                          ---------   ---------   ---------
   Other comprehensive income, net of tax                 $  98,988   $ 206,578   $ 442,924
                                                          =========   =========   =========

     The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

                                                          2011        2010
                                                       ---------   ---------
Gross unrealized gains                                 $ 903,505   $ 674,129
Gross unrealized losses                                  (40,028)    (63,010)
Gross unrealized losses - OTTI                             1,120     (29,540)
Adjustment to deferred policy acquisition costs         (226,773)   (120,656)
Adjustment to reserves                                  (146,928)    (74,106)
Adjustment to unearned policy and contract fees           82,947      25,680
Adjustment to pension and other postretirement plans     (12,559)     (2,871)
                                                       ---------   ---------
                                                         561,284     409,626
Deferred federal income tax expenses                    (191,743)   (139,073)
                                                       ---------   ---------
   Net accumulated other comprehensive income (loss)   $ 369,541   $ 270,553
                                                       =========   =========

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     The Company declared and paid cash dividends to SFG totaling $0, $11,000 and $8,000 during the years ended December 31, 2011, 2010, and 2009, respectively.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2011 statutory results, the maximum amount available for the payment of dividends during 2012 by Minnesota Life Insurance Company without prior regulatory approval is $203,713.

     For the years ended December 31, 2011, 2010 and 2009 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2011 and 2010, these securities were reported at fair value of $30,433 and $124,840, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $264,171 as of December 31, 2011. The Company estimates that $106,000 of these commitments will be invested in 2012, with the remaining $158,171 invested over the next four years.

     As of December 31, 2011, the Company had committed to purchase mortgage loans totaling $30,875 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2012, $11,267; 2013, $11,267; 2014, $11,267; 2015, $11,267; 2016, $11,267.
     The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2012, $523; 2013, $495; 2014, $457; 2015, $427; 2016, $315. Lease expense, net of sub-lease income, for the years ended December 31, 2011, 2010 and 2009 was $8,649, $8,561, and $8,613, respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2012, $3,469; 2013, $3,047; 2014, $2,563; 2015, $1,728; 2016, $1,272.

     At December 31, 2011, the Company had guaranteed the payment of $59,000 of policyholder dividends and discretionary amounts payable in 2012. The Company has pledged fixed maturity securities, valued at $79,573 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line within its Individual Financial Security business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2011 and 2010, the assets held in trust were $599,410 and $575,508, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

     Occasionally, the Company will enter into arrangements whereby certain lease obligations related to general agents' office space are guaranteed. Additionally, the Company will occasionally enter into loan guarantees for general agents. The accrual related to these guarantees is immaterial at December 31, 2011.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2013. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2011 and 2010 was approximately $2,229 and $2,828, respectively.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2011 and 2010 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,394 and $1,994 as of December 31, 2011 and 2010, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

     The Company's insurance operations, domiciled in Minnesota, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Department of Commerce of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

     The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiary exceeded the minimum RBC requirements for the years ended December 31, 2011, 2010 and 2009.

     The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company reported net income of $128,147, $81,469 and $59,964 in 2011, 2010 and 2009, respectively. Combined statutory surplus of these operations was $2,037,134 and $1,926,328 as of December 31, 2011 and 2010, respectively.

(24) SUBSEQUENT EVENTS

     Effective January 1, 2012, the Company acquired American Modern Life Insurance Company and its subsidiary Southern Pioneer Life Insurance Company. The aggregate purchase price paid in cash was $33,794.

     The Company evaluated subsequent events through March 5, 2012, the date these financial statements were issued. With the exception of the item noted above, there were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2011
                                 (IN THOUSANDS)

                                                                                AS SHOWN ON THE
                                                                    MARKET        CONSOLIDATED
TYPE OF INVESTMENT                                   COST (3)       VALUE      BALANCE SHEET (1)
------------------------------------------------   -----------   -----------   -----------------
Fixed maturity securities
   U.S. government                                 $   141,479   $   176,608      $   176,608
   Agencies not backed by the full faith and
      credit of the U.S. government                     88,831        93,947           93,947
   Foreign governments                                  45,887        54,066           54,066
   Public utilities                                    745,827       831,340          831,340
   Asset-backed securities                             443,632       480,796          480,796
   Mortgage-backed securities                        2,987,561     3,150,467        3,150,467
   All other corporate fixed maturity securities     4,847,979     5,276,192        5,276,192
                                                   -----------   -----------      -----------
      Total fixed maturity securities                9,301,196    10,063,416       10,063,416
                                                   -----------   -----------      -----------

Equity securities:
   Common stocks:
      Public utilities                                  12,117        12,880           12,880
      Banks, trusts and insurance companies            112,424       129,194          129,194
      Industrial, miscellaneous and all other           58,229        65,796           65,796
   Nonredeemable preferred stocks                        5,427         6,069            6,069
                                                   -----------   -----------      -----------
      Total equity securities                          188,197       213,939          213,939
                                                   -----------   -----------      -----------

Mortgage loans on real estate                        1,417,147        xxxxxx        1,417,147
Real estate (2)                                          5,200        xxxxxx            5,200
Policy loans                                           350,863        xxxxxx          350,863
Other investments                                      412,260        xxxxxx          412,260
Alternative investments                                390,674        xxxxxx          447,351
Derivative investments                                 117,306        xxxxxx          117,306
Fixed maturity securities on loan                       63,917        xxxxxx           66,226
Equity securities on loan                                4,968        xxxxxx            6,937
                                                   -----------                    -----------
      Total                                          2,762,335        xxxxxx        2,823,290
                                                   -----------                    -----------

Total investments                                  $12,251,728        xxxxxx      $13,100,645
                                                   ===========                    ===========

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $5,200,000.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                           AS OF DECEMBER 31,
                        -------------------------------------------------------
                                      FUTURE POLICY
                          DEFERRED      BENEFITS,                  OTHER POLICY
                           POLICY    LOSSES, CLAIMS                 CLAIMS AND
                        ACQUISITION  AND SETTLEMENT    UNEARNED      BENEFITS
       SEGMENT             COSTS      EXPENSES (1)   PREMIUMS (2)    PAYABLE
----------------------  -----------  --------------  ------------  ------------
2011:
   Life insurance         $638,778     $ 4,032,968     $138,391      $311,251
   Accident and
      health insurance      73,172         699,392       33,262        38,097
   Annuity                 140,779       5,319,429           20            60
                          --------     -----------     --------      --------
                          $852,729     $10,051,789     $171,673      $349,408
                          ========     ===========     ========      ========

2010:
   Life insurance         $654,436     $ 3,677,196     $176,305      $285,109
   Accident and
      health insurance      71,999         708,003       31,645        33,441
   Annuity                 160,707       5,053,172           16            42
                          --------     -----------     --------      --------
                          $887,142     $ 9,438,371     $207,966      $318,592
                          ========     ===========     ========      ========

2009:
   Life insurance         $648,832     $ 3,262,946     $205,739      $281,255
   Accident and
      health insurance      69,298         719,327       34,163        31,754
   Annuity                 174,671       4,732,858           16            18
                          --------     -----------     --------      --------
                          $892,801     $ 8,715,131     $239,918      $313,027
                          ========     ===========     ========      ========

                                               FOR THE YEARS ENDED DECEMBER 31,
                        -----------------------------------------------------------------------------
                                                                 AMORTIZATION
                                                   BENEFITS,     OF DEFERRED
                                         NET     CLAIMS, LOSSES     POLICY       OTHER
                          PREMIUM    INVESTMENT  AND SETTLEMENT  ACQUISITION   OPERATING   PREMIUMS
       SEGMENT          REVENUE (3)    INCOME     EXPENSES (5)       COSTS      EXPENSES  WRITTEN (4)
----------------------  -----------  ----------  --------------  ------------  ---------  -----------
2011:
   Life insurance        $1,678,480   $343,629     $1,508,414      $138,516     $581,951
   Accident and
      health insurance      194,097     10,597         77,830        22,521      113,393
   Annuity                  204,774    263,898        300,639        42,718      142,049
                         ----------   --------     ----------      --------     --------      ---
                         $2,077,351   $618,124     $1,886,883      $203,755     $837,393      $--
                         ==========   ========     ==========      ========     ========      ===

2010:
   Life insurance        $1,599,457   $314,767     $1,434,989      $148,998     $571,227
   Accident and
      health insurance      162,123     10,540         74,689        23,910       99,178
   Annuity                  194,628    260,649        300,394        41,631      136,290
                         ----------   --------     ----------      --------     --------      ---
                         $1,956,208   $585,956     $1,810,072      $214,539     $806,695      $--
                         ==========   ========     ==========      ========     ========      ===

2009:
   Life insurance        $1,832,341   $282,139     $1,669,636      $144,115     $510,582
   Accident and
      health insurance      156,588     11,438         71,853        21,302       93,189
   Annuity                  202,600    249,538        319,132        32,088      145,829
                         ----------   --------     ----------      --------     --------      ---
                         $2,191,529   $543,115     $2,060,621      $197,505     $749,600      $--
                         ==========   ========     ==========      ========     ========      ===

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

(5)  Includes policyholder dividends

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN THOUSANDS)

                                                                                                     PERCENTAGE
                                                          CEDED TO     ASSUMED FROM                   OF AMOUNT
                                             GROSS          OTHER         OTHER            NET         ASSUMED
                                            AMOUNT        COMPANIES     COMPANIES        AMOUNT        TO NET
                                         ------------   ------------   ------------   ------------   ----------
2011: Life insurance in force            $771,937,513   $189,269,664    $  897,972    $583,565,821       0.2%
                                         ============   ============    ==========    ============
      Premiums:
         Life insurance                  $  1,516,771   $    275,426    $   24,382    $  1,265,727       1.9%
         Accident and health insurance        278,537         88,259         3,819         194,097       2.0%
         Annuity                               82,175             --            --          82,175       0.0%
                                         ------------   ------------    ----------    ------------
            Total premiums               $  1,877,483   $    363,685    $   28,201    $  1,541,999       1.8%
                                         ============   ============    ==========    ============

2010: Life insurance in force            $680,020,319   $150,837,900    $1,031,813    $530,214,232       0.2%
                                         ============   ============    ==========    ============
      Premiums:
         Life insurance                  $  1,385,008   $    219,309    $   21,915    $  1,187,614       1.8%
         Accident and health insurance        236,168         78,701         4,656         162,123       2.9%
         Annuity                               83,351             --            --          83,351       0.0%
                                         ------------   ------------    ----------    ------------
            Total premiums               $  1,704,527   $    298,010    $   26,571    $  1,433,088       1.9%
                                         ============   ============    ==========    ============

2009: Life insurance in force            $607,044,078   $113,263,709    $1,284,703    $495,065,072       0.3%
                                         ============   ============    ==========    ============
      Premiums:
         Life insurance                  $  1,236,455   $    113,070    $  293,552    $  1,416,937      20.7%
         Accident and health insurance        231,993         83,121         7,716         156,588       4.9%
         Annuity                              107,564             --            --         107,564       0.0%
                                         ------------   ------------    ----------    ------------
            Total premiums               $  1,576,012   $    196,191    $  301,268    $  1,681,089      17.9%
                                         ============   ============    ==========    ============

See accompanying report of independent registered public accounting firm.

                            PART C: OTHER INFORMATION

    Item Number       Caption in Part C

       26.            Exhibits

       27.            Directors and Officers of the Minnesota Life Insurance Company

       28.            Persons Controlled by or Under Common Control with Minnesota
                      Life Insurance Company or Minnesota Life Variable Life Account

       29.            Indemnification

       30.            Principal Underwriters

       31.            Location of Accounts and Records

       32.            Management Services

       33.            Fee Representation

                            PART C: OTHER INFORMATION

Item 26.  Exhibits
--------  --------

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 27.  Directors and Officers of the Minnesota Life Insurance Company
--------  --------------------------------------------------------------


NAME AND PRINCIPAL                                   POSITION AND OFFICES
BUSINESS ADDRESS                                     WITH MINNESOTA LIFE
------------------                                   --------------------
Brian C. Anderson                                    Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Eric J. Bentley                                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Michael P. Boyle                                     Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                                     Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                                       Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

Gary R. Christensen                                  Vice President and
Minnesota Life Insurance Company                     General Counsel
400 Robert Street North
St. Paul, MN  55101

Susan L. Ebertz                                      Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                                      Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                                    Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                                        Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

John F. Grundhofer                                   Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN  55402

Mark B. Hier                                         Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Christopher M. Hilger                                Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                                       Director
4623 McDonald Drive Overlook
Stillwater, MN   55082

Daniel H. Kruse                                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                                     Senior Vice President, Treasurer and Controller
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Richard L. Manke                                     Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                                  Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                                    Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                                  Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dennis E. Prohofsky                                  Director and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                                      Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                                    Chairman, President and Chief
Minnesota Life Insurance Company                     Executive Officer
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                                        Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy R. Swanson                                     Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Randy F. Wallake                                     Director, Executive Vice President
Minnesota Life Insurance Company                     & Vice Chair
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                                     Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy L. Winter                                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                                    Director, Executive Vice President
Minnesota Life Insurance Company                     and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

Item 28.       Persons Controlled by or Under Common Control with Minnesota Life
               Insurance Company or Minnesota Life Variable Life Account
               -----------------------------------------------------------------

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.

         Minnesota Life Insurance Company
         Securian Financial Network, Inc.
         Securian Ventures, Inc.
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company
         CNL Financial Corporation (Georgia)
         Capital Financial Group, Inc. (Maryland)
         H. Beck, Inc. (Maryland)
         CFG Insurance Services, Inc. (Maryland)
         Ochs, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         Personal Finance Company LLC (Delaware)
         Enterprise Holding Corporation
         Allied Solutions, LLC (Indiana)
         Securian Life Insurance Company

         American Modern Life Insurance Company
         Balboa Life Insurance Company
         Balboa Life Insurance Company of New York

Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation

         Vivid Print Solutions, Inc.

         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of CNL Financial Corporation:

         Cherokee National Life Insurance Company (Georgia)
         CNL/Insurance America, Inc. (Georgia)
         CNL/Resource Marketing Corporation (Georgia)

Wholly-owned subsidiary of American Modern Life Insurance Company:

         Southern Pioneer Life Insurance Company

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

         Securian Funds Trust

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

         CRI Securities, LLC

Majority-owned subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29.  Indemnification
--------  ---------------

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters
--------  ----------------------

         (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

                      Variable Fund D
                      Variable Annuity Account
                      Minnesota Life Variable Life Account
                      Minnesota Life Individual Variable Universal Life Account Minnesota Life Variable Universal Life Account
                      Securian Life Variable Universal Life Account


         (b) The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:

                                                     Positions and
Name and Principal                                   Offices
Business Address                                     with Underwriter
----------------                                     ----------------
George I. Connolly                                   President, Chief Executive Officer
Securian Financial Services, Inc.                    and Director
400 Robert Street North
St. Paul, MN  55101

Suzanne M. Chochrek                                  Vice President - Business and
Securian Financial Services, Inc.                    Market Development
400 Robert Street North
St. Paul, MN  55101

Gary R. Christensen                                  Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Richard A. Diehl                                     Vice President and Chief Investment
Securian Financial Services, Inc.                    Officer
400 Robert Street North
St. Paul, MN  55101

Scott C. Thorson                                     Vice President - Business Operations and Treasurer
Securian Financial Services Inc.
400 Robert Street North
St. Paul, Minnesota  55101

Loyall E. Wilson                                     Senior Vice President, Chief Compliance
Securian Financial Services, Inc.                    Officer and Secretary
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                                    Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

         (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


       Name of             Net Underwriting            Compensation on
      Principal              Discounts and              Redemption or          Brokerage               Other
     Underwriter              Commissions               Annuitization         Commissions          Compensation
     -----------              -----------               -------------         -----------          ------------

Securian Financial
 Services, Inc.               $24,346,302                    ___                  ___                   ___

Item 31.  Location of Accounts and Records
--------  --------------------------------

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32.  Management Services
--------  -------------------

None.

Item 33.  Fee Representation
--------  ------------------

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 33-64395 fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 27th day of April, 2012.

                                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                                                   (Registrant)

                               By:  MINNESOTA LIFE INSURANCE COMPANY
                                                   (Depositor)



                                    By       /s/ Robert L. Senkler
                                       ----------------------------------------
                                                 Robert L. Senkler
                                               Chairman of the Board,
                                        President and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

              Signature                     Title                                       Date
              ---------                     -----                                       ----

/s/ Robert L. Senkler                       Chairman, President and                    April 27, 2012
---------------------------------------     Chief Executive Officer
Robert L. Senkler

*                                           Director
---------------------------------------
Mary K. Brainerd

*
---------------------------------------     Director
John W. Castro

*                                           Director
---------------------------------------
Gary R. Christensen

*                                           Director
---------------------------------------
Sara H. Gavin


             Signature                     Title                                             Date
             ---------                     -----                                             ----


*                                           Director
--------------------------------------
John F. Grundhofer

*                                           Director
--------------------------------------
John H. Hooley

*                                           Director
--------------------------------------
Dennis E. Prohofsky

*                                           Director
--------------------------------------
Trudy A. Rautio

*                                           Director
--------------------------------------
Randy F. Wallake

*                                           Director
--------------------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro                       Executive Vice President and Chief Financial     April 27, 2012
---------------------------------------     Officer (chief financial officer)
Warren J. Zaccaro

/s/ Warren J. Zaccaro                       Executive Vice President and Chief Financial     April 27, 2012
---------------------------------------     Officer (chief accounting officer)
Warren J. Zaccaro

/s/ David J. LePlavy                        Senior Vice President, Treasurer and Controller  April 27, 2012
---------------------------------------     (treasurer)
David J. LePlavy

/s/ Gary R. Christensen                     Director and Attorney-in-Fact                    April 27, 2012
---------------------------------------
Gary R. Christensen


* Pursuant to power of attorney dated April 9, 2012, a copy of which is filed herewith.

                                  EXHIBIT INDEX


EXHIBIT NUMBER      DESCRIPTION OF EXHIBIT
26(a)               Resolution of the Board of Trustees of The Minnesota Mutual
                    Life Insurance Company dated October 21, 1985, previously
                    filed as Exhibit 26(a) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 333-120704, Initial
                    Registration Statement, on November 23, 2004, is hereby
                    incorporated by reference.

26(b)               Not Applicable.

26(c)(1)            The Amended and Restated Distribution Agreement between
                    Minnesota Life Insurance Company and Securian Financial
                    Services, Inc., previously filed on April 27, 2009, as
                    exhibit 24(c)(3) to Registrant's Form N-4, File Number
                    2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(c)(2) Agent and General Agent Sales Agreements, previously filed as Exhibit 27(c)(3) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 333-109853, Post-Effective
                    Amendment Number 1, on April 23, 2004, is hereby incorporated by reference.

26(c)(3)            Combined with the Exhibit listed under 27(c)(3) above.

26(d)(1)            Variable Adjustable Life Insurance Policy, form
                    MHC-98-690, previously filed as Exhibit A(5)(a) to Registrant's Form S-6, File Number 33-64395,
                    Post-Effective Amendment Number 4, on April 30,1999, is hereby incorporated by reference.

26(d)(3) Waiver of Premium Agreement, form MHC-98-917, previously filed as Exhibit A(5)(b) to Registrant's
                    Form S-6, File Number 33-64395, Post-Effective
                    Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(3) Estate Preservation Agreement, form MHC-95-943, previously filed as Exhibit A(5)(c) to Registrant's
                    Form S-6, File Number 33-64395, Post-Effective
                    Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(4)            Single Life Term Insurance Agreement, form MHC-95-
                    944,previously filed as Exhibit A(5)(d) to Registrant's Form S-6, File Number 33-64395, Post-
                    Effective Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(5) Short Term Agreement, form MHC-E324.1, previously filed as Exhibit A(5)(e) to Registrant's Form S-6,
                    File Number 33-64395, Post-Effective Amendment
                    Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(6) Protection Option Amendment, form MHC-98-946, previously filed as Exhibit A(5)(f) to Registrant's
                    Form S-6, File Number 33-64395, Post-Effective
                    Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.


26(d)(7) Variable Early Value Agreement, form MHC-98-940, previously filed as Exhibit A(5)(g) to Registrant's
                    Form S-6, File Number 33-64395, Post-Effective
                    Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(8) Extended Maturity Agreement, form 05-909, previously filed as Exhibit 26(d)(8) to Registrant's Form N-6,
                    File Number 33-64395, Post-Effective Amendment
                    Number 13 on April 21, 2006, is hereby incorporated by reference.

26(e)(1) Application Part 1, form F59410 Rev 5-2010, previously filed as exhibit 26(e)(1) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-3233, Post
                    Effective Amendment Number 31, on April 25, 2011, is hereby incorporated by reference.

26(e)(2) Application Part 3 - Agreements and Authorization, form F59536 Rev 5-2010, previously filed as exhibit
                    26(e)(3) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post Effective Amendment
                    Number 31, on April 25, 2011, is hereby incorporated by reference.

26(e)(3)            Policy Change - Application Part 1, form F59538
                    Rev 5-2010, previously filed as exhibit 26(e)(4) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post Effective Amendment Number 31, on
                    April 25, 2011, is hereby incorporated by reference.

26(e)(4)            Policy Change Application Part 3 (Underwriting),form
                    F59534 Rev 5-2010, previously filed as exhibit 26(e)(5) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post Effective Amendment Number 31, on
                    April 25, 2011, is hereby incorporated by reference.

26(e)(5) Policy Change Application, form F59537 Rev 5-2010, previously filed as exhibit 26(e)(6) to Minnesota
                    Life Variable Life Account's Form N-6, File Number 33-3233,
                    Post Effective Amendment Number 31, on April 25, 2011, is hereby incorporated by reference.

26(e)(6)            Application Part 2 (paramedical/medical), form F.
                    59572 8-2003, previously filed as exhibit 26(e)(2) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 333-120704, Initial Registration
                    Statement, on November 23, 2004, is hereby incorporated by reference.

26(e)(7)            Application Part 2 (non-medical), form F. 59573
                    5-2010, previously filed as exhibit 26(e)(7) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post Effective Amendment Number 31, on
                    April 25, 2011, is hereby incorporated by reference.

26(f)(1) The Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit A(6)(a) to Registrant's Form
                    S-6, File Number 33-64395, Post-Effective Amendment Number
                    3, on March 3, 1999 is hereby incorporated by reference.

26(f)(2)            Bylaws of the Depositor, previously filed as Exhibit
                    26(f)(2) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 333-120704, Initial Registration Statement, on
                    November 23, 2004, is hereby incorporated by reference.

26(g)               Reinsurance Contract, previously filed as Exhibit 27(g) to
                    Minnesota Life Variable Life Account's Form N-6, File Number
                    333-96383, Post-Effective Amendment Number 4, on
                    April 30, 2003, is hereby incorporated by reference.

26(h)(1)(i)         Participation Agreement among Securian Funds Trust,
                    Advantus Capital Management, Inc. and Minnesota Life
                    Insurance Company, previously filed as Exhibit 26(h)(1)(i)
                    to Minnesota Life Variable Life Account's Form N-6,
                    File Number 33-3233, Post Effective Amendment Number 32,
                    on April 27, 2012, is hereby incorporated by reference.



26(h)(1)(ii)        Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post Effective Amendment Number
                    32, on April 27, 2012, is hereby incorporated by reference.

26(h)(2)(i)         Fund Participation Agreement between Janus Aspen Series,
                    Janus Distributors, Inc. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 27(h)(2)(i) to
                    Minnesota Life Variable Universal Life Account's Form N-6,
                    File Number 33-85496, Post-Effective Amendment Number 10, on
                    February 27, 2003, is hereby incorporated by reference.

26(h)(2)(ii)        Addendum Dated May 1, 2000 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors,
                    Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal
                    Life Account's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 10, on February 27, 2003, is
                    hereby incorporated by reference.

26(h)(2)(iii)       Amendment to Fund Participation Agreement between Janus
                    Aspen Series, Janus Distributors, Inc. and Minnesota Life
                    Insurance Company, previously filed as Exhibit 27(h)(2)(iii)
                    to Minnesota Life Variable Universal Life Account's Form
                    N-6, File Number 33-85496, Post-Effective Amendment Number
                    10, on February 27, 2003, is hereby incorporated by
                    reference.

26(h)(2)(iv)        Amendment Dated December 1, 2002 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors,
                    Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal
                    Life Account's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 10, on February 27, 2003, is
                    hereby incorporated by reference.

26(h)(2)(v)         Amendment Dated March 1, 2004 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22,
                    2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable
                    Universal Life Account's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 14, is hereby incorporated by reference.

26(h)(2)(vi)        Amendment dated May 1, 2005 to the Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby
                    incorporated by reference.

26(h)(2)(vii)       Amendment Number Two to the Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors LLC and


                    Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Pre-Effective Amendment Number
                    2, is hereby incorporated by reference.

26(h)(2)(viii)      Rule 22c-2 Shareholder Information Agreement
                    between Janus Capital Management, LLC, Janus Services LLC,
                    Janus Distributors LLC, Janus Aspen Series and Minnesota
                    Life Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(2)(viii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 17, is hereby
                    incorporated by reference.

26(h)(3)(i)         Amended and Restated Participation Agreement among
                    Variable Insurance Products Fund, Fidelity Distributors
                    Corporation and Minnesota Life Insurance Company, filed on
                    April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6,
                    File Number 33-85496, Post-Effective Amendment Number 17, is
                    hereby incorporated by reference.

26(h)(3)(ii)        First Amendment to Amended and Restated Participation
                    Agreement among Minnesota Life Insurance Company, Fidelity
                    Distributors Corporation, Variable Insurance Products Fund,
                    Variable Insurance Products Fund II, Variable Insurance
                    Products Fund III and Variable Insurance Products Fund IV,
                    previously filed on December 14, 2007 as exhibit
                    26(h)(4)(ii) to Minnesota Life Individual Variable Universal
                    Life Account's Form N-6, File Number 333-144604,
                    Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(4)(i)         Fund Shareholder Services Agreement between Minnesota
                    Life Insurance Company and Ascend Financial Services, Inc.,
                    previously filed as Exhibit 27(h)(6) to Minnesota Life
                    Variable Universal Life Account's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 10, on February
                    27, 2003, is hereby incorporated by reference.

26(h)(5)(i)         Participation Agreement among Oppenheimer Variable Account
                    Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 24(c)(8)(x) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Number 2, on April 29, 2003, is
                    hereby incorporated by reference.

26(h)(5)(ii)        Amendment No. 1 to the Participation Agreement among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company, previously filed as
                    Exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form
                    N-4, File Number 333-91784, Post-Effective Amendment Number
                    2, on April 29, 2003, is hereby incorporated by reference.

26(h)(5)(iii)       Amendment No. 2 to the Participation Agreement
                    among Oppenheimer Variable Account Funds, OppenheimerFunds,
                    Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's
                    Form N-4, File Number 333-91784, Post-Effective Amendment
                    Number 2, on April 29, 2003, is hereby incorporated by
                    reference.


26(h)(5)(iv)        Amendment No. 3 to the Participation Agreement among
                    Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 23, on April 26, 2005, is hereby
                    incorporated by reference.

26(h)(5)(v)         Amendment No. 4 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(7)(v) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby
                    incorporated by reference.

26(h)(5)(vi)        Amendment No. 5 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, Oppenheimer Funds, Inc. and
                    Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Pre-Effective Amendment Number
                    2, is hereby incorporated by reference.

26(h)(5)(vi)(i)     Amendment No. 6 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, previously filed on
                    October 4, 2007 as Exhibit 24(c)(8)(g)(vi) to Variable
                    Annuity Account's Form N-4, File Number 333-136242,
                    Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(5)(vii)       Shareholder Information Agreement Under Rule 22c-2 of the
                    Investment Company Act of 1940 among OppenheimerFunds
                    Services, OppenheimerFunds Distributor, Inc. and Minnesota
                    Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form
                    N-4, File Number 333-140230, Pre-Effective Amendment Number
                    1, is hereby incorporated by reference.

26(h)(5)(viii)      Amendment No. 7 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii)
                    to Variable Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby
                    incorporated by reference.

26(h)(6)(i)         Participation Agreement among Panorama Series Fund, Inc.,
                    OppenheimerFunds, Inc. and Minnesota Life Insurance Company,
                    previously filed as Exhibit 24(c)(8)(x) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 2, on April 29, 2003, is hereby
                    incorporated by reference.

26(h)(6)(ii)        Amendment No. 1 to the Participation Agreement among
                    Panorama Series Fund, Inc., OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form
                    N-4, File Number 333-91784, Post-Effective Amendment Number
                    2, on April 29, 2003, is hereby incorporated by reference.

26(h)(6)(iii)       Amendment No. 2 to the Participation Agreement among
                    Panorama Series Fund, Inc., OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 24(c)(8)(y)(ii) to Variable Annuity Account's Form
                    N-4, File Number 333-91784, Post-Effective Amendment Number
                    2, on April 29, 2003, is hereby incorporated by reference.


26(h)(6)(iv)        Amendment No. 3 to Participation Agreement among Panorama
                    Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company, previously filed as Exhibit
                    26(h)(8)(iv) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-3233, Post-Effective Amendment Number
                    23, on April 26, 2005, is hereby incorporated by reference.

26(h)(6)(v)         Amendment No. 4 to Participation Agreement among Panorama
                    Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company, previously filed as Exhibit
                    26(h)(8)(v) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-64395, Post-Effective Amendment Number
                    13, on April 21, 2006, is hereby incorporated by reference.

26(h)(6)(vi)        Amendment No. 5 to Participation Agreement among Panorama
                    Series Funds, Inc., Oppenheimer Funds, Inc. and Minnesota
                    Life Insurance Company filed on December 20, 2006 as exhibit
                    24(c)(l)(v) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Pre-Effective Amendment Number 2, is
                    hereby incorporated by reference.

26(h)(7)(i)         Participation Agreement among Putnam Variable Trust, Putnam
                    Retail Management, L.P. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 24(c)(8)(z) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Number 2, on April 29, 2003, is
                    hereby incorporated by reference.

26(h)(7)(ii)        Schedule A as amended May 1, 2003 to the Participation
                    Agreement among Putnam Variable Trust, Putnam Retail
                    Management, L.P. and Minnesota Life Insurance Company,
                    previously filed as Exhibit 24(c)(8)(z)(i) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Number 2, on April 29, 2003, is
                    hereby incorporated by reference.

26(h)(7)(iii)       Amendment No. 1 to Participation Agreement among Putnam
                    Variable Trust, Putnam Retail Management, L.P. and Minnesota
                    Life Insurance Company filed on December 20, 2006 as exhibit
                    24(c)(m)(ii) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Pre-Effective Amendment Number 2, is
                    hereby incorporated by reference.

26(h)(7)(iv)        Rule 22c-2 Agreement among Putnam Fiduciary Trust Company,
                    Putnam Retail Management Limited Partnership and Minnesota
                    Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form
                    N-4, File Number 333-140230, Pre-Effective Amendment Number
                    1, is hereby incorporated by reference.

26(h(7)(v)          Amendment No. 2 to the Participation Agreement among Putnam
                    Variable Trust, Putnam Retail Management, L.P. and Minnesota
                    Life Insurance Company, previously filed on December 15,
                    2008 as Exhibit 24(c)(8)(i)(iii) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 17, is hereby incorporated by reference.

26(h)(7)(vi)        Third Amendment to Supplement to Participation Agreement
                    among Putnam Variable Trust, Putnam Retail Management Limited
                    Partnership and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(i)(iv) to Variable
                    Annuity Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.


26(h)(8)(i)         Participation Agreement by and among AIM Variable Insurance
                    Funds, AIM Distributors, Inc. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 27(h)(10)(i) to
                    Registrant's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, on April 30, 2003, is hereby
                    incorporated by reference.

26(h)(8)(ii)        Schedule A as amended May 1, 2003 to the Participation
                    Agreement among AIM Variable Insurance Funds, AIM
                    Distributors, Inc. and Minnesota Life Insurance Company,
                    previously filed as Exhibit 27(h)(10)(ii) to Registrant's
                    Form N-6, File Number 333-96383, Post-Effective Amendment
                    Number 4, on April 30, 2003, is hereby incorporated by
                    reference.

26(h)(8)(iii)       Amendment No. 1 to the Participation Agreement dated
                    March 4, 2002, by and among AIM Variable Insurance Funds,
                    AIM Distributors, Inc. and Minnesota Life Insurance Company,
                    previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life
                    Variable Life Account's Form N-6, File Number 33-3233,
                    Post-Effective Amendment Number 23, on April 26, 2005, is
                    hereby incorporated by reference.

26(h)(8)(iv)        Amendment No. 2 to the Participation Agreement dated
                    March 2, 2002, by and among AIM Variable Insurance Funds,
                    AIM Distributors, Inc. and Minnesota Life Insurance Company,
                    previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life
                    Variable Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is
                    hereby incorporated by reference.

26(h)(8)(v)         Amendment No. 3 to Participation Agreement by and among AIM
                    Variable Insurance Funds, AIM Distributors, Inc. and
                    Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Pre-Effective Amendment Number
                    2, is hereby incorporated by reference.

26(h)(8)(vi)        Intermediary Agreement Regarding Compliance with SEC Rule
                    22c-2 between AIM Investment Services, Inc. and Minnesota
                    Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form
                    N-4, File Number 333-140230, Pre-Effective Amendment Number
                    1, is hereby incorporated by reference.

26(h)(8)(vii)       Amendment No. 4 to Participation Agreement by and among
                    AIM Variable Insurance Funds, A I M Distributors, Inc.,
                    Minnesota Life Insurance Company and Securian Financial
                    Services, Inc. effective April 30, 2010 previously filed on
                    April 25, 2011 as exhibit 24(c)(8)(j)(v) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by
                    reference.

26(h)(9)(i)         Shareholder Services Agreement among American Century
                    Investment Services, Inc. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 27(h)(11) to
                    Registrant's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, on April 30, 2003, is hereby
                    incorporated by reference.

26(h)(9)(ii)        Amendment No. 1 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investments, Inc., previously filed as Exhibit 26(h)(11)(ii)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-64395, Post-Effective Amendment Number 13, on
                    April 21, 2006, is hereby incorporated by reference.


26(h)(9)(iii)       Shareholder Information Agreement between American Century
                    Investment Services, Inc. and Minnesota Life Insurance
                    Company previously filed on September 6, 2007 as exhibit
                    24(c)(8)(t) to Variable Annuity Account's Form N-4, File
                    Number 333-140230, Pre-Effective Amendment Number 1, is
                    hereby incorporated by reference.

26(h)(10)(i)        Participation Agreement by and among Minnesota Life
                    Insurance Company, Warburg, Pincus Trust, Credit Suisse
                    Asset Management, LLC and Credit Suisse Asset Management
                    Securities, Inc., previously filed as Exhibit 27(h)(12) to
                    Registrant's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, on April 30, 2003, is hereby
                    incorporated by reference.

26(h)(10)(ii)       Rule 22c-2 Shareholder Information Agreement by and between
                    Credit Suisse Asset Management Securities, Inc., on behalf of each of the Credit Suisse Funds, and Minnesota Life
                    Insurance Company, previously filed as Exhibit 26(h)(10)(ii)
                    to Registrant's Form N-6, File Number 333-96383,
                    Post-Effective Amendment Number 10 on February 28, 2008, is
                    hereby incorporated by reference.

26(h)(11)(i)        Participation Agreement among MFS Variable Insurance Trust,
                    Massachusetts Financial Services Company and Minnesota Life
                    Insurance Company, previously filed as Exhibit 27(h)(13)(i)
                    to Registrant's Form N-6, File Number 333-96383,
                    Post-Effective Amendment Number 4, on April 30, 2003, is
                    hereby incorporated by reference.

26(h)(11)(ii)       Amendment No. 1 to the Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company, previously
                    filed as Exhibit 27(h)(13)(ii) to Registrant's Form N-6,
                    File Number 333-96383, Post-Effective Amendment Number 4, on
                    April 30, 2003, is hereby incorporated by reference.

26(h)(11)(iii)      Amendment No. 2 to the Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company, previously
                    filed as Exhibit 27(h)(13)(iii) to Registrant's Form N-6,
                    File Number 333-96383, Post-Effective Amendment Number 4, on
                    April 30, 2003, is hereby incorporated by reference.

26(h)(11)(iv)       Amendment No. 3 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company, previously
                    filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is
                    hereby incorporated by reference.

26(h)(11)(v)        Amendment No. 4 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company, previously
                    filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is
                    hereby incorporated by reference.


26(h)(11)(vi)       Letter dated December 7, 2005 amending Participation
                    Agreement among MFS Variable Insurance Trust, Massachusetts
                    Financial Services Company and Minnesota Life Insurance
                    Company, previously filed as Exhibit 26(h)(13)(vi) to
                    Minnesota Life Variable Life Account's Form N-6, File Number
                    33-64395, Post-Effective Amendment Number 13, on April 21,
                    2006, is hereby incorporated by reference.

26(h)(11)(vii)      Amendment No. 5 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company filed on
                    December 20, 2006 as exhibit 24(c)(p)(vi) to Variable
                    Annuity Account's Form N-4, File Number 333-136242,
                    Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(11)(viii)     Rule 22c-2 Shareholder Information Agreement between MFS
                    Fund Distributors, Inc. and Minnesota Life Insurance Company
                    previously filed on September 6, 2007 as exhibit 24(c)(8)(v)
                    to Variable Annuity Account's Form N-4, File Number
                    333-140230, Pre-Effective Amendment Number 1, is hereby
                    incorporated by reference.

26(h)(11)(ix)       Fee letter dated September 1, 2010 referencing the
                    Participation Agreement by and among the MFS Variable Insurance
                    Trust, Minnesota Life Insurance and Massachusetts Financial
                    Services Company previously filed on April 25, 2011 as exhibit
                    24(c)(8)(l)(vii) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Numbers 26 and 171,
                    is hereby incorporated by reference.

26(h)(11)(x)        Amendment No. 6 to Participation Agreement by and among
                    MFS Variable Insurance Trust, Minnesota Life Insurance Company and
                    Massachusetts Financial Services Company effective September 1,
                    2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(viii)
                    to Variable Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(12)(i)        Participation Agreement as of May 1, 2000 between Franklin
                    Templeton Variable Insurance Products Trust, Franklin
                    Templeton Distributors, Inc. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 27(h)(14)(i) to
                    Registrant's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, on April 30, 2003, is hereby
                    incorporated by reference.

26(h)(12)(ii)       Amendment to Participation Agreement as of May 1, 2000
                    between Franklin Templeton Variable Insurance Products
                    Trust, Franklin Templeton Distributors, Inc. and Minnesota
                    Life Insurance Company, previously filed as Exhibit
                    27(h)(14)(ii) to Registrant's Form N-6, File Number
                    333-96383, Post-Effective Amendment Number 4, on April 30,
                    2003, is hereby incorporated by reference.

26(h)(12)(iii)      Amendment No. 2 to Participation Agreement between
                    Franklin Templeton Variable Insurance Products Trust,
                    Franklin Templeton Distributors, Inc. and Minnesota Life
                    Insurance Company, previously filed as Exhibit
                    27(h)(14)(iii) to Registrant's Form N-6, File Number
                    333-96383, Post-Effective Amendment Number 4, on April 30,
                    2003, is hereby incorporated by reference.

26(h)(12)(iv)       Amendment No. 3 to Participation Agreement by and among
                    Franklin Templeton Variable Insurance Products Trust,
                    Franklin Templeton Distributors, Inc., Minnesota Life
                    Insurance Company and Securian Financial Services, Inc,
                    previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life
                    Variable Life Account's Form N-6, File Number 33-3233,
                    Post-Effective Amendment Number 23, on April 26, 2005, is
                    hereby incorporated by reference.

26(h)(12)(v)        Amendment No. 4 to Participation Agreement among Franklin
                    Templeton Variable Insurance Products Trust,


                    Franklin/Templeton Distributors, Inc., Minnesota Life
                    Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life
                    Variable Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(12)(vi)       Amendment No. 5 to Participation Agreement among Franklin
                    Templeton Variable Insurance Products Trust,
                    Franklin/Templeton Distributors, Inc., and Minnesota Life
                    Insurance Company filed on December 20, 2006 as exhibit
                    24(c)(q)(v) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Pre-Effective Amendment Number 2, is
                    hereby incorporated by reference.

26(h)(12)(vii)      Rule 22c-2 Agreement between Franklin Templeton
                    Distributors, Inc. and Minnesota Life Insurance Company
                    previously filed on September 6, 2007 as exhibit 24(c)(8)(u)
                    to Variable Annuity Account's Form N-4, File Number
                    333-140230, Pre-Effective Amendment Number 1, is hereby
                    incorporated by reference.

26(h)(12)(viii)     Amendment No. 6 to Participation Agreement among Franklin
                    Templeton Variable Insurance Products Trust,
                    Franklin/Templeton Distributors, Inc., and Minnesota Life
                    Insurance Company, previously filed on October 4, 2007 as
                    Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Post-Effective Amendment Number
                    3, is hereby incorporated by reference.

26(h)(12)(ix)       Amendment to Participation Agreement by and among
                    Franklin Templeton Variable Insurance Products Trust,
                    Franklin/Templeton Distributors, Inc. Minnesota Life Insurance
                    Company and Securian Financial Services, Inc. effective August 16,
                    2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(m)(vii)
                    to Variable Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(12)(x)        Amendment No. 7 to Participation Agreement dated May 1,
                    2000 among Franklin Templeton Variable Insurance Products Trust,
                    Franklin/Templeton Distributors, Inc., Minnesota Life Insurance
                    Company, and Securian Financial Services, Inc., previously filed as
                    Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012,
                    is hereby incorporated by reference.

26(h)(12)(xi)       Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton
                    Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
                    Minnesota Life Insurance Company,  and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 33-3233, Post-Effective Amendment Number 32,
                    on April 12, 2012, is hereby incorporated by reference.

26(h)(13)(i)        Participation Agreement as of September 29, 2003 between
                    Minnesota Life Insurance Company and Waddell & Reed, Inc.
                    previously filed as Exhibit 27(h)(15) to Minnesota Life
                    Variable Life Account's Form N-6, File Number 333-109853,
                    Pre-Effective Amendment Number 1, on February 19, 2004, is
                    hereby incorporated by reference.

26(h)(13)(ii)       Amendment Number One to the Target Funds Participation
                    Agreement among Minnesota Life Insurance Company, Waddell &
                    Reed, Inc. and W&R Target Funds, Inc., previously filed as
                    Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby
                    incorporated by reference.

26(h)(13)(iii)      Shareholder Information Agreement among Ivy Funds
                    Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life
                    Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(5)(iii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 17, is hereby
                    incorporated by reference.

26(h)(13)(iv)       Second Amendment to the Target Funds Participation
                    Agreement among Minnesota Life Insurance Company, Waddell &
                    Reed, Inc. and W&R Target Funds, Inc. previously filed as
                    Exhibit 24(c)(8)(n)(ii) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Post-Effective Amendment Number
                    6 on February 27, 2009, is hereby incorporated by reference.

26(h)(13)(v)        Third Amendment to Target Funds Participation Agreement
                    among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios,
                    and Minnesota Life Insurance Company previously filed on April 25,
                    2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account's Form N-4,
                    File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is
                    hereby incorporated by reference.


26(h)(14)(i)        Amendment No. 1 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investments, Inc., previously filed as Exhibit 26(h)(11)(ii)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-64395, Post-Effective Amendment Number 13, on
                    April 21, 2006, is hereby incorporated by reference.

26(h)(14)(ii)       Amendment No. 2 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investment Services, Inc. , previously filed on October 4,
                    2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity
                    Account's Form N-4, File Number 333-136242, Post-Effective
                    Amendment Number 3, is hereby incorporated by reference.

26(h)(15)(i)        Participation Agreement among Van Kampen Life Investment
                    Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
                    Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 2, is hereby incorporated by reference.

26(h)(15)(ii)       Amendment Number one to the Agreement between Van Kampen
                    Asset Management, Inc. and Minnesota Life Insurance Company
                    filed on December 20, 2006 as exhibit 24(c)(s)(i) to
                    Variable Annuity Account's Form N-4, File Number 333-136242,
                    Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(15)(iii)      Amendment Number Two to Participation Agreement among
                    Minnesota Life Insurance Company, Van Kampen Life Investment
                    Trust, Van Kampen Funds, Inc. and Van Kampen Asset
                    Management, previously filed on April 27, 2010 as Exhibit
                    26(h)(15)(iii) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post-Effective Amendment
                    Number 30, is hereby incorporated by reference.

26(h)(16)(i)        Van Kampen Life Investment Trust Shareholder Information
                    Agreement among Van Kampen Funds Inc., Van Kampen Life
                    Investment Trust, and Minnesota Life Insurance Agreement
                    previously filed on September 6, 2007 as exhibit 24(c)(8)(y)
                    to Variable Annuity Account's Form N-4, File Number
                    333-140230, Pre-Effective Amendment Number 1, is hereby
                    incorporated by reference.

26(h)(17)(i)        Agreement among The Universal Institutional Funds, Inc.,
                    Morgan Stanley Distribution, Inc., Morgan Stanley Investment
                    Management Inc., and Minnesota Life Insurance Company ,
                    previously filed on October 4, 2007 as Exhibit 24(c)(8)(z)
                    to Variable Annuity Account's Form N-4, File Number
                    333-136242, Post-Effective Amendment Number 3, is hereby
                    incorporated by reference.

26(h)(17)(ii)       Amendment Number One to Participation Agreement among
                    Minnesota Life Insurance Company, The Universal
                    Institutional Funds, Inc., Morgan Stanley Distribution, Inc.
                    and Morgan Stanley Investment Management Inc., previously
                    filed on April 27, 2010 as Exhibit 26(h)(17)(ii) to
                    Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post-Effective Amendment Number 30, is
                    hereby incorporated by reference.

26(h)(18)(i)        Fund Participation Agreement among Minnesota Life Insurance
                    Company, Financial Investors Variable Insurance Trust, Alps
                    Advisers, Inc. and Alps Distributors, Inc. , previously
                    filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable
                    Annuity


                    Account's Form N-4, File Number 333-136242, Post-Effective
                    Amendment Number 3, is hereby incorporated by reference.

26(h)(18)(ii)       Amendment Number One to the Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisers, Inc. and ALPS
                    Distributors, Inc. filed on February 25, 2010 as exhibit
                    24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Post-Effective Amendments 11 and 161 is
                    hereby incorporated by reference.

26(h)(18)(iii)      Amendment Number Two to Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                    Distributors, Inc., previously filed on April 27, 2010 as
                    Exhibit 26(h)(18)(iii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 30, is hereby incorporated by reference.

26(h)(19)(i)        Fund Participation Agreement among Neuberger Berman
                    Advisers Management Trust, Neuberger Berman Management Inc.
                    and Minnesota Life Insurance Company, previously filed on
                    October 9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity
                    Account's Form N-4, File Number 333-136242, Post-Effective
                    Amendment Number 8, is hereby incorporated by reference.

26(h)(20)(i)        Not applicable.

26(h)(21)(i)        Participation Agreement among Minnesota Life Insurance
                    Company, Securian Financial Services, Inc., and
                    AllianceBernstein Investments, Inc. , previously filed on
                    October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity
                    Account's Form N-4, File Number 333-136242, Post-Effective
                    Amendment Number 3, is hereby incorporated by reference.

26(h)(21)(ii)       Amendment Number One to Participation Agreement among
                    Minnesota Life Insurance Company, Securian Financial
                    Services, Inc., AllianceBernstein L.P. and AllianceBernstein
                    Investments, Inc., previously filed on April 27, 2010 as
                    Exhibit 26(h)(21)(ii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 30, is hereby incorporated by reference.

26(h)(22)(i)        Participation Agreement among Minnesota Life Insurance
                    Company, PIMCO Variable Insurance Trust and Allianz Global
                    Investors Distributors LLC previously filed on April 25, 2011 as exhibit 24(c)(8)(ff) to Variable Annuity Account's Form N-4,
                    File Number 333-91784, Post-Effective Amendment Numbers 26 and
                    171, is hereby incorporated by reference.

26(h)(22)(ii)       Selling Agreement for Advisor Class Shares of PIMCO Variable
                    Insurance Trust between Allianz Global Investors Distributors
                    LLC and Minnesota Life Insurance Company previously filed on
                    April 25, 2011 as exhibit 24(c)(8)(dd) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by
                    reference.

26(h)(22)(iii)      PIMCO Services Agreement for Advisor Class Shares of
                    PIMCO Variable Insurance Trust between Pacific Investment
                    Management Company LLC and Minnesota Life Insurance Company
                    previously filed on April 25, 2011 as exhibit 24(c)(8)(ee) to
                    Variable Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby
                    incorporated by reference.

26(h)(22)(iv)       Termination, New Agreements and Amendments Relating to Intermediary
                    Agreements for PIMCO Variable Insurance Trust among Allianz Global
                    Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life
                    Insurance Company, previously filed as Exhibit 26(h)(22)(iv) to
                    Minnesota Life Variable Life Account's Form N-6, File Number 33-3233,
                    Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

26(h)(23)(i)        Participation Agreement by and between Goldman Sachs
                    Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota
                    Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(gg) to Variable Annuity Account's Form N-4,
                    File Number 333-91784, Post-Effective Amendment Numbers 26 and
                    171, is hereby incorporated by reference.

26(h)(23)(ii)       Administrative Services Agreement between Goldman Sachs
                    Asset Management, L.P. and Minnesota Life Insurance Company
                    previously filed on April 25, 2011 as exhibit 24(c)(8)(hh) to
                    Variable Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby
                    incorporated by reference.

26(h)(23)(iii)      Services Agreement between Goldman, Sachs & Co. and
                    Minnesota Life Insurance Company. previously filed on April 25,
                    2011 as exhibit 24(c)(8)(ii) to Variable Annuity Account's Form
                    N-4, File Number 333-91784, Post-Effective Amendment Numbers 26
                    and 171, is hereby incorporated by reference.

26(h)(24)(i)        Fund Participation and Service Agreement among Minnesota
                    Life Insurance Company, American Funds Distributors, Inc.,
                    American Funds Service Company, Capital Research and Management
                    Company, and American Funds Insurance Series previously filed on
                    April 25, 2011 as exhibit 24(c)(8)(jj) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(24)(ii)       Business Agreement among Minnesota Life Insurance Company,
                    Securian Financial Services, Inc., American Funds Distributors,
                    Inc. and Capital Research and Management Company previously filed on April 25, 2011 as exhibit 24(c)(8)(kk) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(24)(iii)      American Funds Rule 22c-2 Agreement among American Funds
                    Service Company and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ll) to Variable
                    Annuity Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(i)(1)(i)         Investment Accounting Agreement between Securian Financial
                    Group, Inc. and State Street Bank and Trust Company,
                    previously filed as Exhibit 24(c)8(q) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 1, on February 25, 2003, is hereby
                    incorporated by reference.

26(i)(1)(ii)        First Amendment to Investment Accounting Agreement between
                    Securian Financial Group, Inc. and State Street Bank and
                    Trust Company, previously filed on August 15, 2006 as
                    Exhibit 26(i)(l)(b) to the Securian Life Variable Universal
                    Life Account's Form N-6, File Number 333-132009,
                    Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(i)         Administration Agreement between Securian Financial Group,
                    Inc. and State Street Bank and Trust Company, previously


                    filed as Exhibit 24(c)8(r) to Variable Annuity Account's
                    Form N-4, File Number 333-91784, Post-Effective Amendment
                    Number 1, on February 25, 2003, is hereby incorporated by reference.

26(i)(2)(ii)        First Amendment to Administration Agreement between
                    Securian Financial Group, Inc. and State Street Bank and
                    Trust Company, previously filed on August 15, 2006 as
                    Exhibit 26(i)(2)(b) to the Securian Life Variable Universal
                    Life Account's Form N-6, File Number 333-132009,
                    Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(j)               Not Applicable.

26(k)               Opinion and Consent of Timothy E. Wuestenhagen, Esq.

26(l)               Actuarial opinion of Robert J. Ehren, FSA, CLU.

26(m)               Calculation.

26(n)               Consent of KPMG LLP.

26(o)               Not Applicable.

26(p)               Not Applicable.

26(q) Redeemability exemption, previously filed as Exhibit 26(q) to Registrant's Form N-6, File Number 33-3233,
                    Post-Effective Amendment Number 25 on April 20, 2007, is hereby incorporated by reference.

26(r)               Minnesota Life Insurance Company - Power of Attorney to Sign
                    Registration Statements.